                                                             File Nos. 333-78245
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 14

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 72

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

          / /   immediately upon filing pursuant to paragraph (b) of Rule 485
          /X/   on April 29, 2005 pursuant to paragraph (b) of Rule 485
          / /   60 days after filing pursuant to paragraph (a) (1) of Rule 485
          / /   on (date) pursuant to paragraph (a) (1) of Rule 485
          / /   this post-effective amendment designates a new effective
                date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2004 will be filed on or before March 30, 2005.

    CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                   BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ---------------------
1                   Cover Page

2                   Special Terms

3                   Summary of Fees and Expenses; Summary of Contract Features

4                   Condensed Financial Information; Performance Information

5                   Description of the Company, the Variable Account and The
                    Underlying Investment Companies

6                   Charges and Deductions

7                   Description of the Contract -- The Accumulation Phase;
                    Annuitization - The Payout Phase

8                   Annuitization - The Payout Phase

9                   Description of the Contract - Accumulation Phase, G. Death
                    Benefit

10                  Payments; Computation of Values; Distribution

11                  Surrender and Withdrawals; Surrender Charge; Charges and
                    Deductions; Withdrawal Without Surrender Charge; Texas
                    Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

14                  Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------   ----------------------------------------------
15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------   -------------------------------------------------------
20                  Performance Information

21                  Annuity Benefit Payments

22                  Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Select Reward variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) and by First Allmerica Financial Life Insurance Company (in New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity previously offered on both a group and individual basis. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated April 29, 2005 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AIT Core Equity Fund                                  AllianceBernstein Large Cap Growth Portfolio
AIT Equity Index Fund
AIT Government Bond Fund                              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AIT Money Market Fund                                 AllianceBernstein Global Technology Portfolio
AIT Select Capital Appreciation Fund                  AllianceBernstein Growth and Income Portfolio
AIT Select Growth Fund                                AllianceBernstein Small/Mid Cap Value Portfolio
AIT Select International Equity Fund                  AllianceBernstein Value Portfolio
AIT Select Investment Grade Income Fund
AIT Select Value Opportunity Fund                     EATON VANCE VARIABLE TRUST
                                                      Eaton Vance VT Floating-Rate Income Fund
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)        Eaton Vance VT Worldwide Health Sciences Fund
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund                               FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIM V.I. Dynamics Fund                                Fidelity VIP Contrafund(R) Portfolio
AIM V.I. Health Sciences Fund                         Fidelity VIP Equity-Income Portfolio
AIM V.I. Premier Equity Fund                          Fidelity VIP Growth Portfolio
                                                      Fidelity VIP Growth & Income Portfolio
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)       Fidelity VIP High Income Portfolio
AIM V.I. Basic Value Fund                             Fidelity VIP Mid Cap Portfolio
AIM V.I. Capital Development Fund
                                                          (CONTINUED ON THE NEXT PAGE)


THIS CONTRACT INCLUDES A PAYMENT CREDIT (OR BONUS) ENHANCEMENT FEATURE. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT A PAYMENT CREDIT. OVER TIME, THE AMOUNT OF THE PAYMENT CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PAYMENT CREDIT. YOU SHOULD CONSIDER THIS POSSIBILITY BEFORE PURCHASING THE CONTRACT.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              DATED APRIL 29, 2005

(CONT.)


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)     OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Fidelity VIP Value Strategies Portfolio                          Oppenheimer Balanced Fund/VA
                                                                 Oppenheimer Capital Appreciation Fund/VA
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)   Oppenheimer Global Securities Fund/VA
FT VIP Franklin Large Cap Growth Securities Fund                 Oppenheimer High Income Fund/VA
FT VIP Franklin Small-Mid Cap Growth Securities Fund             Oppenheimer Main Street Fund/VA
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund                             PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
FT VIP Templeton Foreign Securities Fund                         Pioneer Fund VCT Portfolio
                                                                 Pioneer Real Estate Shares VCT Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio                          SCUDDER INVESTMENT  VIT FUNDS
Janus Aspen International Growth Portfolio                       Scudder VIT EAFE Equity Index Fund
Janus Aspen Large Cap Growth Portfolio                           Scudder VIT Small Cap Index Fund
Janus Aspen Mid Cap Growth Portfolio
                                                                 SCUDDER VARIABLE SERIES II
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)              Scudder Technology Growth Portfolio
MFS(R) Mid Cap Growth Series                                     SVS Dreman Financial Services Portfolio
MFS(R) New Discovery Series
MFS(R) Total Return Series                                       T. ROWE PRICE INTERNATIONAL SERIES, INC.
MFS(R) Utilities Series                                          T. Rowe Price International Stock Portfolio


   In most jurisdictions, values may be allocated to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received.

   The Guarantee Period Accounts, additional investment options available in most jurisdictions, offer fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                                TABLE OF CONTENTS


SPECIAL TERMS                                                                                                    5
SUMMARY OF FEES AND EXPENSES                                                                                     7
SUMMARY OF CONTRACT FEATURES                                                                                    13
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING FUNDS                                   18
INVESTMENT OBJECTIVES AND POLICIES                                                                              19
PERFORMANCE INFORMATION                                                                                         25
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE                                                           26
   DISRUPTIVE TRADING                                                                                           26
   PAYMENTS                                                                                                     27
   PAYMENT CREDITS                                                                                              28
   COMPUTATION OF VALUES                                                                                        28
   RIGHT TO CANCEL                                                                                              29
   TELEPHONE TRANSACTIONS PRIVILEGE                                                                             29
   TRANSFER PRIVILEGE                                                                                           30
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS                                                30
   SURRENDERS AND WITHDRAWALS                                                                                   31
   DEATH BENEFIT                                                                                                33
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                                                       35
   OPTIONAL ENHANCED EARNINGS RIDER                                                                             35
   ASSIGNMENT                                                                                                   35
ANNUITIZATION -- THE PAYOUT PHASE                                                                               36
   ELECTING THE ANNUITY DATE                                                                                    36
   CHOOSING THE ANNUITY PAYOUT OPTION                                                                           36
   DESCRIPTION OF ANNUITY PAYOUT OPTIONS                                                                        37
   VARIABLE ANNUITY BENEFIT PAYMENTS                                                                            38
   TRANSFERS OF ANNUITY UNITS                                                                                   39
   WITHDRAWALS AFTER THE ANNUITY DATE                                                                           40
   REVERSAL OF ANNUITIZATION                                                                                    43
   NORRIS DECISION                                                                                              44
CHARGES AND DEDUCTIONS                                                                                          45
   VARIABLE ACCOUNT DEDUCTIONS                                                                                  45
   CONTRACT FEE                                                                                                 46
   OPTIONAL RIDER CHARGES                                                                                       46
   PREMIUM TAXES                                                                                                47
   SURRENDER CHARGE                                                                                             47
   WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED                                                   51
   TRANSFER CHARGE                                                                                              52
   WITHDRAWAL ADJUSTMENT CHARGE                                                                                 53
GUARANTEE PERIOD ACCOUNTS                                                                                       53
FEDERAL TAX CONSIDERATIONS                                                                                      56
   GENERAL                                                                                                      56
   QUALIFIED AND NON-QUALIFIED CONTRACTS                                                                        57
   TAXATION OF THE CONTRACT                                                                                     57
   TAX WITHHOLDING                                                                                              61
   PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS                                                            61
STATEMENTS AND REPORTS                                                                                          62
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                                                               63
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                                                       64
VOTING RIGHTS                                                                                                   64
DISTRIBUTION                                                                                                    64
LEGAL MATTERS                                                                                                   65
FURTHER INFORMATION                                                                                             65

APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                                                         A-1
APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS                                                           B-1
APPENDIX C -- OPTIONAL ENHANCED EARNINGS RIDER                                                                 C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT                                                D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION                                                                  E-1
APPENDIX F -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS - AFLIAC CONTRACTS ONLY            F-1
APPENDIX G -- EXAMPLES OF PRESENT VALUE WITHDRAWALS - FAFLIC CONTRACTS ONLY                                    G-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                                                  3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                                                   4
SERVICES                                                                                                         4
UNDERWRITERS                                                                                                     5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                                                       5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                                                      7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER (AFLIAC CONTRACTS ONLY)                   7
PERFORMANCE INFORMATION                                                                                          9
FINANCIAL STATEMENTS                                                                                           F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date. The Accumulated Value includes all Payment Credits applied to the Contract.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. For Contracts issued by Allmerica Financial Life Insurance and Annuity Company, this date must be at least two years after the issue date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday. For Contracts issued by First Allmerica Financial Life Insurance Company, this date must be at least one year after the issue date and may not be later than the oldest Owner's 90th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") for Contracts issued in all jurisdictions except New York and to First Allmerica Financial Life Insurance Company ("First Allmerica") for Contracts issued in New York.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the issue date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals that exceed the Withdrawal Without Surrender Charge amount.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

PAYMENT CREDIT: an amount added to the Contract by the Company when a payment is made to the Contract. The amount will be a specified percentage of the payment.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM" ), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R)Variable Insurance Trust(SM) (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Investment VIT Funds ("Scudder VIT"), Scudder Variable Series II ("SVS II"), T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Select Reward Contract. The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                                 MAXIMUM CHARGE
        SURRENDER CHARGE(1):                                                          8.5%
          (as a percentage of payments withdrawn)

        TRANSFER CHARGE(2):                                            $0 on the first 12 transfers in a
                                                                          Contract year. Up to $25 for
                                                                              subsequent transfers

   (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or reversal of annuitization. The charge is a percentage ranging from 8.5% to 1.5% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

                               COMPLETE YEARS FROM DATE OF
                                         PAYMENT                        CHARGE
                               ---------------------------              ------
                                       Less than 4                       8.5%
                                       Less than 5                       7.5%
                                       Less than 6                       6.5%
                                       Less than 7                       5.5%
                                       Less than 8                       3.5%
                                       Less than 9                       1.5%
                                       Thereafter                          0

   (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

                                                                                                   NEW YORK         OTHER
                                                                                                   CONTRACTS      CONTRACTS
                                                                                                   ---------      ---------
   ANNUAL CONTRACT FEE(1):                                                                           $   30         $   35

   ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
   (on an annual basis as a percentage of average daily net assets)
   Mortality and Expense Risk Charge:                                                                  1.40%          1.25%
   Administrative Expense Charge                                                                       0.15%          0.15%
   Total Annual Expenses:                                                                              1.55%          1.40%

   OPTIONAL RIDER CHARGES (THE FOLLOWING OPTIONAL RIDERS ARE NOT AVAILABLE IN NEW YORK):

   The charge for these riders on an annual basis as a percentage of Accumulated Value is:

   ENHANCED EARNINGS RIDER (EER) RIDER                                                                                0.25%

   ENHANCED DEATH BENEFIT (EDB) RIDERS

    Annual Step-up With 5% Yield EDB Rider (Form 3263-99)                                                             0.25%
    15% Breakthrough EDB Rider (Form 3241-01)                                                                         0.25%
    15% Breakthrough EDB Rider (Form 3316-02)(2)                                                                      0.25%
    10% Breakthrough EDB Rider (Form 3315-02)(2)                                                                      0.30%
    Annual Step-Up With 5% Yield EDB Rider (Form 3312-02; Form 3311-02 in Texas)(2)                                   0.35%
    15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)(2)                                                        0.35%
    10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)(2)                                                        0.40%
    Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)(2)                                                          0.50%

   MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDERS(3)
    M-GAP Rider with a 15-year waiting period                                                                         0.20%
    M-GAP Rider with a 10-year waiting period                                                                         0.35%

   WITHDRAWAL ADJUSTMENT CHARGE(4) - The AIR or interest rate used to determine annuity benefit payments when a withdrawal is taken after annuitization but within 5 years of the Issue Date is increased by one of the following adjustments:

                                                                                                   NEW YORK         OTHER
                                                                                                   CONTRACTS      CONTRACTS
   ADJUSTMENT TO AIR OR INTEREST RATE:
    If 15 or more years of annuity payments are being valued, the increase is:                       1.00%          1.00%
    If 10-14 years of annuity payments are being valued, the increase is:                            1.00%          1.50%
    If less than 10 years of annuity payments is being valued, the increase is:                      1.00%          2.50%

   (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $75,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The fee may be lower in some jurisdictions; see the Specification Page of your contract.

   (2) Total rider charges will be reduced by 0.5% if both the Enhanced Earnings Rider and this Enhanced Death Benefit Rider are in effect simultaneously.

   (3) M-GAP riders were not offered after 1/31/02. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

   (4) During the Annuity Payout Phase and subject to certain limitations, you may request withdrawals that will result in a calculation by the Company of the Present Value of future annuity payments. For withdrawals taken within 5 years of the Issue Date, the Assumed Investment Return ("AIR") you have chosen (in the case of a variable annuity payout option) or the interest rate (in the case of a fixed annuity payout option) used to determine the Present Value is increased by the applicable Withdrawal Adjustment Charge shown above in the table. The increase to the AIR or the interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "VARIABLE ANNUITY BENEFIT PAYMENTS" and "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE for additional information.

                                    TABLE III
             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIO COMPANIES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


   TOTAL ANNUAL FUND OPERATING EXPENSES                     MINIMUM                            MAXIMUM
   ------------------------------------                     -------                            -------
Expenses that are deducted from Underlying     Annual charge of 0.48%(1) of average   Annual charge of 1.88% of average
Portfolio assets, including management fees,   daily net assets                       daily net assets
distribution and/or service (12b-1) fees and
other expenses.



(1) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts: 0.65% for the Scudder VIT EAFE Equity Index Fund and 0.45% for the Scudder VIT Small Cap Index Fund.

Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information is based on expenses as a percentage of average net assets for the year ended December 31, 2004 as adjusted for any material changes. The Underlying Fund information is based on information provided by the Underlying Fund and is not independently verified by the Company.

EXAMPLES
THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK (AFLIAC CONTRACTS)

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider at 0.25% and the Annual Step-up with 7% Yield EDB Rider (Form 3313-02) at 0.50% (for a combined charge of 0.70% with the 0.05% discount). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
     --------------------------------------------------------------------------------------
     Fund with the maximum total operating expenses  $ 1,197   $ 2,075   $ 2,875   $  4,429


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
     --------------------------------------------------------------------------------------
     Fund with the maximum total operating expenses  $   424   $ 1,284   $ 2,160   $ 4,429


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the underlying funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the of the applicable time period:


                                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
     --------------------------------------------------------------------------------------
     Fund with the minimum total operating expenses  $   997   $ 1,482   $ 1,836   $ 2,350


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
     --------------------------------------------------------------------------------------
     Fund with the minimum total operating expenses  $   204   $   632   $ 1,086   $ 2,350

CONTRACTS ISSUED IN NEW YORK (FAFLIC CONTRACTS)

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the of the applicable time period:


                                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
     --------------------------------------------------------------------------------------
     Fund with the maximum total operating expenses  $ 1,085   $ 1,826   $ 2,497   $ 3,743


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
     --------------------------------------------------------------------------------------
     Fund with the maximum total operating expenses  $   349   $ 1,064   $ 1,800   $ 3,743


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
     --------------------------------------------------------------------------------------
     Fund with the minimum total operating expenses  $   957   $ 1,447   $ 1,861   $ 2,395


(2) If you do not surrender your Contract or you annuitize at the end of the applicable time period:


                                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
     --------------------------------------------------------------------------------------
     Fund with the minimum total operating expenses  $   210   $   647   $ 1,111   $ 2,395

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA SELECT REWARD VARIABLE ANNUITY?

The Allmerica Select Reward variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -    a customized investment portfolio;

     - a Payment Credit equal to 5% of your payment, added to the Contract's Accumulated Value as soon as your payment is applied;

     -    experienced professional investment advisers;

     -    tax deferral on earnings;

     -    guarantees that can protect your family;

     -    withdrawals during the accumulation and annuitization phases; and

     -    income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate any payment to the combination of portfolios of securities (Underlying Funds) under your Contract and, in most jurisdictions, to the Guarantee Period Accounts and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner die before the Annuity Date and you did not elect an Enhanced Death Benefit Rider at issue, a standard death benefit will be paid to the beneficiary. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) For a discussion of the available Enhanced Death Benefit Riders, see APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS. In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

     -    the annuity payout option;

     - the date annuity benefit payments begin but no earlier than two years after the Issue Date in all jurisdictions except New York where payments may begin one year after purchasing the Contract; and

     - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

Under certain annuity payout options, you may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be available each calendar year will differ depending upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). For more information, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (under Contracts issued in all jurisdictions except New York) and First Allmerica Financial Life Insurance Company (under New York Contracts.) Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

     -    make payments

     -    choose investment allocations

     -    choose annuity payout options

     - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

     -    select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $5,000 minimum ($2,000 for IRA's) for your initial payment and a $50 minimum for any additional payments. A lower initial payment may be permitted where monthly payments are being forwarded directly from a financial institution. A minimum of $1,000 is always required to establish a Guarantee Period Account.

Each time you make a payment, you will receive a Payment Credit equal to 5% of your payment. This Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California, where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. During the accumulation phase, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The Withdrawal Without Surrender Charge Amount in each calendar year will be the greater of:

(1)  100% of Cumulative Earnings (excluding Payment Credits); or

(2) 15% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces.

For a detailed discussion of how the Withdrawal Without Surrender Charge Amount is calculated, please see CHARGES AND DEDUCTIONS, "SURRENDER CHARGE."

Each calendar year, the Owner of a qualified Contract or a Contract issued under a Section 457 Deferred Compensation Plan may take without a surrender charge the Withdrawal Without Surrender Charge Amount described above or, if greater, an amount calculated by the Company based on his or her life expectancy.

In addition, WHERE PERMITTED BY LAW, the Company will waive surrender charges if, after the Contract is issued:

     -    you become disabled before you attain age 65; or

     - you are diagnosed with a fatal illness or are confined in a medical care facility for the later of 90 consecutive days or one year after the Issue Date.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted, less the Payment Credit(s). However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted, less any Payment Credit(s). See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

Each time you make a payment, you will receive a Payment Credit equal to 5% of the payment. The Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

     -    You may change your allocation of payments.

     - You may make transfers among the Sub-Accounts without any tax consequences.

     - You may cancel your Contract within ten days of delivery (or longer if required by law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                            AND THE UNDERLYING FUNDS

THE COMPANIES. First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica, which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of AFC, and First Allmerica became a direct subsidiary of Allmerica Financial. The principal office of the Companies is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").


The Companies are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Companies are subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate. As of December 31, 2004, Allmerica Financial and its subsidiaries had over $17.1 billion in combined assets and over $23.5 billion of life insurance in force, and First Allmerica had over $4.2 billion in assets and over $5.2 billion of life insurance in force.


ALLMERICA SELECT SEPARATE ACCOUNT. Each Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on March 5, 1992 and the Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds that are not available to the contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
ADVISER:  ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective. The sub-advisers are UBS Global Asset Management (Americas), Inc. and Goldman Sachs Asset Management, L.P.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The sub-adviser is Opus Investment Management, Inc.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") and in related options, futures and repurchase agreements. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in U.S. Government securities. The sub-adviser is Opus Investment Management, Inc.


AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective. The sub-adviser is T. Rowe Price Associates, Inc.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The sub-advisers are GE Asset Management Incorporated and Jennison Associates LLC.


AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The sub-advisers Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") and J.P. Morgan Investment Management Inc. ("J.P. Morgan").


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The sub-adviser is Cramer Rosenthal McGlynn, LLC.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.


AIM V.I. DYNAMICS FUND -- seeks long-term capital growth. The Fund invests at least 65% of its net assets in common stocks of mid-sized companies. This fund was formerly known as INVESCO VIF-Dynamics Fund.

AIM V.I. HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, product, or distribute products or services related to health care. This fund was formerly known as INVESCO VIF-Health Sciences Fund.


AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. Income is a secondary objective.

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.


AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks to provide long-term growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
ADVISER:  ALLIANCE CAPITAL MANAGEMENT L.P.


ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO -- seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities in a small number (40-50) of intensely researched U.S. companies. This Portfolio was formerly known as AllianceBernstein Premier Growth Portfolio.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER:  ALLIANCE CAPITAL MANAGEMENT L.P.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.


ALLIANCEBERNSTEIN SMALL/MID CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies. This Portfolio was formerly known as AllianceBernstein Small Cap Value Portfolio.

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements. This Portfolio was formerly known as AllianceBernstein Technology Portfolio.


ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.

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EATON VANCE VARIABLE TRUST
ADVISER: EATON VANCE MANAGEMENT -- EATON VANCE VT FLOATING-RATE INCOME FUND
ADVISER: ORBIMED ADVISORS LLC -- EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in interests in senior floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations, which are considered speculative because of the credit risk of their issuers.


EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND -- seeks long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund invests at least 80% of total assets in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that industry.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM)(S&P 500(R)). The sub-adviser is FMR Co., Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.

FIDELITY VIP GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND AND FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

ADVISER: FRANKLIN ADVISORY SERVICES, LLC - FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
ADVISER:  FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN SECURITIES FUND


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, primarily to predominantly equity securities. For this Fund, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, predominantly equity securities. For this Fund, large-cap companies are those that are similar in size to those in the Russell 2000(R) Index at the time of purchase. This Fund was formerly known as FT VIP Franklin Small Cap Fund.

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO -- seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and invests primarily to predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities, substantially in undervalued stocks, risk arbitrage securities and distressed companies.


FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital.


JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio was formerly known as Janus Aspen Growth Portfolio.


JANUS ASPEN MID CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES --seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

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MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.


OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in high-yield fixed-income securities.


OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return, (which includes growth in the value of its shares as well as current income), from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and capital growth.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.

SCUDDER INVESTMENT VIT FUNDS
ADVISER: DEUTSCHE ASSET MANAGEMENT, INC.


SCUDDER VIT EAFE EQUITY INDEX FUND -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund will pursue its objective by investing the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The sub-adviser is Northern Trust Investments, Inc.


SCUDDER VIT SMALL CAP INDEX FUND -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies. The Fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The sub-adviser is Northern Trust Investments, Inc.

SCUDDER VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector.

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SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. Dreman Value Management L.L.C. is the subadvisor to the portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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                             PERFORMANCE INFORMATION

This Contract was first offered to the public in 1999. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise total return and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the Statement of Additional Information.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then annualized by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The effective yield calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company (A.M. Best), Moody's Investors Service (Moody's), Standard & Poor's Insurance Rating Services (S&P) and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

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              DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

     -    the number of transfers made over a period of time;
     -    the length of time between transfers;
     - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;
     -    the dollar amount(s) requested for transfers; and
     - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and
     -    the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from sub-account to sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business day after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


PAYMENTS

The latest Issue Date is the day prior to the 86th birthday of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application and/or signature. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers. (Note: Throughout this Prospectus, the terms "payment(s)" and "gross payment(s)" refer solely to monies the Owner submits to the Company to be applied to the Contract. These terms do not include any Payment Credits allocated to the Contract by the Company.)

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

     - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -    Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocation instructions for future payments by notifying the Company.

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You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" under "AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS" below.

PAYMENT CREDITS

A Payment Credit will be added to the Contract's Accumulated Value each time a payment is made. The Payment Credit is funded from the Company's General Account and is currently equal to 5% of each payment received. The Company guarantees that the Payment Credit will never be less than 5%. Payment Credits are not considered to be "investment in the contract" for income tax purposes. (See FEDERAL TAX CONSIDERATIONS).

Each Payment Credit is immediately allocated among the investment options in the same proportions as the applicable payment. However, if you cancel the Contract under its "Right to Examine" provision, the amount refunded to you will be reduced by the amount of the Payment Credit(s). If the applicable "Right to Examine" provision in your state provides that you will receive the adjusted Accumulated Value of the Contract, this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL," below.

The Company uses a portion of the mortality and expense risk charge and surrender charge to help recover the expenses associated with the Payment Credit under this Contract. See CHARGES AND DEDUCTIONS. Under certain circumstances (such as a period of poor market performance) a contract without a Payment Credit (or a bonus) may provide greater values than this Contract, which contains the Payment Credit. In addition, due to the generally larger surrender charge for a contract with a Payment Credit, an annuity contract without a Payment Credit may provide greater values upon surrender than a Contract that contains the Payment Credit. You should consider these possibilities before purchasing the Contract.

COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

(1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

(2)  adding together the values of each Sub-Account, and

(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment and Payment Credit allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment and Payment Credit will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

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NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on Contracts issued by Allmerica Financial and 1.40% on Contracts issued by First Allmerica on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of (a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Accumulated Value plus all fees and charges and less any payment Credits, and the Contract will be void from the beginning.

Each time you make a payment, you receive a Payment Credit equal to 5% of the payment. If you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably

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believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions.
Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE


Prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE the Owner may transfer amounts among available investment options upon written or telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request. Transfers are subject to the Company's consent. Transfers to and from the Fixed Account are currently subject to the restrictions set forth under APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties that provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from the Fixed Account or the Sub-Accounts investing in the AIT Money Market Fund and the AIT Select Investment Grade Income Fund ("source accounts"). You may elect automatic transfers to one or more Sub-Accounts, subject to the following:

     -    the predetermined dollar amount may not be less than $100;

     - the periodic basis may be monthly, quarterly, semi-annually or annually;

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     -    automatic transfers may not be made into the selected source account, the Fixed Account, or the Guarantee Period Accounts; and if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

     -    the amount in the source account on a transfer date is zero; or

     - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

LIMITATIONS. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

SURRENDERS AND WITHDRAWALS


Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. The request for surrender or withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492. You may also obtain a Company withdrawal form at our Company web site, http://www.allmerica.com/afs/account/forms.html.

In the case of surrender, the Owner must send the Contract and a signed written request for surrender on a Company surrender form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date, on which the request and the Contract are received at the Principal Office.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request on a Company withdrawal form indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100.

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A surrender charge, a Contract fee and, if applicable, a rider charge, may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value without any applicable surrender charge; see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

     - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

     -    the SEC has by order permitted such suspension, or

     - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The surrender and withdrawal rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" Tax-Sheltered Annuities" under FEDERAL TAX CONSIDERATIONS.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about Withdrawals after the Annuity Date, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

     - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

     - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 16 days after the Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

Systematic withdrawals will first be taken from amounts available as a "Withdrawal Without Surrender Charge" (see "SURRENDER CHARGE" "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge; and last, from Payment Credits. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.

The minimum amount of each automatic withdrawal is $100 and, except under New York Contracts, the Accumulated Value immediately following the withdrawal may not be reduced to less than $1,000. If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

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LIFE EXPECTANCY DISTRIBUTIONS (for Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only)

Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the applicable IRS table and based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1
(one). The denominator of the fraction will be either:


     - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

     -    the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.


The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "TAXATION OF THE CONTRACT" under FEDERAL TAX CONSIDERATIONS. IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE SUBSTANTIALLY EQUAL PERIODIC PAYMENT DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.


SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may preauthorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under this program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender charge is ever applied to withdrawals made under this program, the periodic withdrawals in any calendar year are limited to 15% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.

The program will automatically terminate if a withdrawal that is not part of this program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.

DEATH BENEFIT

A death benefit is payable if the Owner or the first of either Joint Owner dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid.

The standard death benefit under Contracts issued by Allmerica Financial Life Insurance and Annuity Company is equal to the greater of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; and

(b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

The standard death benefit under Contracts issued by First Allmerica Financial Life Insurance Company is equal to the GREATEST of:

(a) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork;

(b)  gross payments, proportionately reduced to reflect withdrawals; and

(c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For each withdrawal under (b) or (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
       ------------------------------------------------------------------
              Accumulated Value immediately prior to the withdrawal

OPTIONAL ENHANCED DEATH BENEFIT RIDERS (NOT AVAILABLE UNDER NEW YORK CONTRACTS). When applying for the Contract, an Owner may elect one of the available optional Enhanced Death Benefit (EDB) Riders as long as the oldest Owner has not yet attained age 80 (a later age may apply to certain Riders as specified in APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS). A separate charge for an EDB Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For more information about the benefits available under each of the EDB Riders, see APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS. For specific charges and more detail, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of the death certificate and all necessary claim paperwork at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the AIT Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

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THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

(1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account; and

(2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Sub-Account.

The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider (EER) may have been elected at issue for a separate monthly charge (See, "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.) This Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner, or an Annuitant if the Owner is a nonnatural person, dies prior to the Annuity Date. For a discussion of the benefits and conditions of the Rider, see APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

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                        ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

     - to select the annuity payout option under which annuity benefit payments are to be made;

     - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur;

     - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "VARIABLE ANNUITY BENEFIT PAYMENTS" below for details); and

     - to elect to have the Death Benefit applied under any annuity payout option not extending beyond the beneficiary's life expectancy. The beneficiary may not change such an election.

ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

     - may not be earlier than the second Contract Anniversary (except under New York Contracts where you may annuitize on or after the first Contract Anniversary); and

     - must occur before the Owner's 99th birthday (before age 90 under New York Contracts).

If the Owner does not select an Annuity Date, the default Annuity Date will be
(a) one month before the Owner's 85th birthday (for Contracts issued prior to or on the Owner's 76th birthday) or (b) the Issue Date plus 10 years (for Contracts issued after the Owner's 76th birthday). In no event, however, will the default Annuity Date be later than the latest possible Annuity Date under the Contract.


Under New York Contracts, if there are Joint Owners, the age of the OLDER Owner will determine the latest possible Annuity Date and the default Annuity Date. In all other jurisdictions, the age of the YOUNGER Owner will determine the latest possible Annuity Date and the default Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.


TAX CONSIDERATIONS RELATING TO THE ANNUITY DATE. If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option. (Under New York Contracts monthly benefit payments will be made under a variable Life with 10 Year Period Certain annuity payout option.) The annuity payout option selected must result in an initial payment of at least $50 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

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FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. See the Contract for more specific information about fixed annuity payout options.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION
     - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

     - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION
     - SINGLE LIFE -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

     - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION
     - SINGLE LIFE -- Monthly payments during the Annuitant's life. Thereafter, any excess of the originally applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

     - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

(1)  a discount factor equivalent to the AIR and

(2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR, and will decrease more rapidly during periods when investment performance is less than the AIR.

The election of an AIR that is significantly higher or lower than prevailing investment returns could affect the treatment of annuity payments under a Contract with regard to (i) compliance with the "substantially equal payment" exception to the penalty for withdrawals from a Contract prior to age 59 1/2,
(ii) compliance with the minimum distribution requirements of the Code applicable to qualified Contracts, and/or (iii) compliance with the death benefit distribution requirements of the Code applicable to non-qualified Contracts. The Owner should carefully review the selection of the AIR with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

     -    annuity payout option chosen;

     -    length of the annuity payout option elected;

     -    age of the Annuitant;

     -    gender of the Annuitant (if applicable, see "NORRIS DECISION");

     -    value of the amount applied under the annuity payout option;

     - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

     -    AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

(1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

(2)  the applicable amount of the first monthly payment per $1,000 of value.

Notwithstanding the above, annuity benefit payments at the time of annuitization under a New York Contract will not be less than those that would have been provided by the application of an Annuity Value equal to an amount required to purchase any single consideration immediate annuity contract offered by the Company at the same time to the same class of annuitants.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining guaranteed payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

TRANSFERS OF ANNUITY UNITS


After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. Transfers will be subject to the same Disruptive Trading restrictions discussed under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.


Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.

Automatic Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "PARTIAL WITHDRAWALS AFTER ANNUITIZATION" UNDER "TAXATION OF THE CONTRACT" IN THE FEDERAL TAX CONSIDERATIONS SECTION.

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. (Under New York Contracts, this right is only available to an Owner receiving annuity benefit payments under a period certain option.) The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See Calculation of Proportionate Reduction, below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

PAYMENT WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS (NOT AVAILABLE UNDER NEW YORK CONTRACTS)

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

PAYMENT AND PRESENT VALUE WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS (NOT AVAILABLE UNDER NEW YORK CONTRACTS).

PAYMENT WITHDRAWALS. The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

PRESENT VALUE WITHDRAWALS. The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE.

For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments.

If the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

PRESENT VALUE WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS. The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

- PAYMENT WITHDRAWALS (NOT AVAILABLE UNDER NEW YORK CONTRACTS). Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

     Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
         -------------------------------------------------------------
             Present value of all remaining variable annuity benefit
                  payments immediately prior to the withdrawal

     Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

     If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under a Period Certain annuity payout option. Under this option the Owner may make multiple Present Value Withdrawals in each calendar year. In addition, except under New York Contracts, if a Life with Period Certain or Life with Cash Back annuity payout option is elected, the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments.

     Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
         --------------------------------------------------------------
             Present value of remaining guaranteed variable annuity
              benefit payments immediately prior to the withdrawal

     Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

     Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

     If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by a "Withdrawal Adjustment Charge." Except under New York Contracts where the Withdrawal Adjustment Charge is 1%, the charge will range from 2% to 1% based on the following:

     -    15 or more years of annuity benefit payments being valued :          1.00%
     -    10-14 years of annuity benefit payments being valued :               1.50%
     -    Less than 10 years of annuity benefit payments being valued:         2.00%

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

     - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

     - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX F--EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

     - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

     -    the SEC has by order permitted such suspension; or

     - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

(1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date. For Owners who elected the M-GAP Rider prior to its discontinuance on January 31, 2002 (see "DISCONTINUATION OF THE OPTIONAL M-GAP RIDER" in the SAI) and who exercise their rights under that Rider at annuitization, the value applied to the Fixed Account upon reversal of annuitization will not include any excess value of the M-GAP Benefit Base over the Annuity Value.

(2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

(3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. Surrender charges may apply to these withdrawals and there may be adverse tax consequences. The IRS has generally recognized the rescission of sales or other transactions resulting in the receipt of taxable payments as effective retroactively only if all of the following events have taken place within a single taxable year: the initial transaction, the receipt of all taxable payments, the rescission of the transaction and the repayment of all the amounts received. The Owner should carefully review the tax considerations applicable to a reversal of annuitization with his/her tax adviser before taking such action. See also FEDERAL TAX CONSIDERATIONS for further information.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option. (Under New York Contracts, payments will begin under a variable Period Certain annuity payout option.)

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. The Company uses a portion of the mortality and expense risk charge and the surrender charge described below to recover expenses associated with the Payment Credit. Even though the Payment Credit is credited during the accumulation phase only, the mortality and expense risk charge applies during both the accumulation phase and the annuity payout phase. The Company expects to make a profit from the charges it makes to recover the expenses of the Payment Credit. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.25% (1.40% under New York Contracts) of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses, and to partially recover the expenses associated with the Payment Credit.


This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge that is applicable to each.


ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain information concerning expenses and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available.


Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage that the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers a number of riders that are only available if elected by the Owner at issue. A separate monthly charge is made for each Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

CHARGE FOR THE ENHANCED DEATH BENEFIT (EDB) RIDERS: The applicable charge for each of the following Riders is assessed on the Accumulated Value on the last day of each Contract month, multiplied by 1/12th of the following annual percentage rates:

     Annual Step-up With 5% Yield Enhanced Death Benefit  (EDB) Rider (Form 3263-99)                    0.25%
     15% Breakthrough EDB Rider (Form 3241-01)                                                          0.25%
     15% Breakthrough EDB Rider (Form 3316-02)*                                                         0.25%
     10% Breakthrough EDB Rider (Form 3315-02)*                                                         0.30%
     Annual Step-Up With 5% Yield EDB Rider (Form 3312-02) (in Texas Form 3311-02)*                     0.35%
     15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)*                                           0.35%
     10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)*                                           0.40%
     Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)*                                             0.50%

*If this Rider is in effect simultaneously with the Enhanced Earnings Rider, the total aggregate charge will be reduced by 0.05%.

CHARGE FOR THE ENHANCED EARNINGS RIDER (EER): The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.25% of the Accumulated Value on that date. If the EER is in effect simultaneously with one of the referenced Enhanced Death Benefit Riders (see table above), the total aggregate charge for the Riders will be reduced by 0.05%.

For a description of the Riders, see APPENDIX B - "OPTIONAL ENHANCED DEATH BENEFIT RIDERS" and APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following annual charges apply:

     Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 15-year waiting period     0.20%
     Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 10-year waiting period     0.35%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

2.   the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. The Company uses a portion of the surrender charge to recover expenses associated with the Payment Credit.

CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

     - The amount available under the Withdrawal Without Surrender Charge provision, described below;

     - Old Payments -- total payments invested in the Contract for more than nine years;

     - New Payments -- payments received by the Company during the nine years preceding the date of the surrender or withdrawal; and

     -    Payment Credits.

Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The following surrender charge table outlines these charges:

                   COMPLETE YEARS FROM
                     DATE OF PAYMENT          CHARGE
                   -------------------        ------
                       Less than 4             8.5%
                       Less than 5             7.5%
                       Less than 6             6.5%
                       Less than 7             5.5%
                       Less than 8             3.5%
                       Less than 9             1.5%
                        Thereafter               0

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.

The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE). In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.

WITHDRAWAL WITHOUT SURRENDER CHARGE: Each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to the greater of A or B where:

          A is earnings at the time of withdrawal excluding Payment Credits and

          B is 15% times (X less Y)* less Z where:

               X is the total gross payments made to the contract

               Y is any previous withdrawals that exceed the WWSC amount

               Z is any previous WWSC amount withdrawn in the same CALENDAR year


               *In the contract, X less Y is referred to as the "Gross Payment Base."


To illustrate how this works assume the following:

-    The issue date is February 1, 2000.

-    The initial payment to the contract is $100,000.

-    No subsequent payments are made to the contract.

THE OWNER MAKES THE FOLLOWING WITHDRAWALS:

                                   CONTRACT YEAR     EARNINGS AT THE
                    DATE OF           IN WHICH           TIME OF        AMOUNT OF
                   WITHDRAWAL      WITHDRAWAL MADE     WITHDRAWAL      WITHDRAWAL
----------------------------------------------------------------------------------
Withdrawal #1    April 1, 2000           1st             $ 2,000        $  8,000
Withdrawal #2    August 1, 2000          1st             $ 3,680        $  8,000
Withdrawal #3    April 1, 2001           2nd             $ 7,414        $ 15,000
Withdrawal #4    August 1, 2001          2nd             $ 3,404        $  2,000

WITHDRAWAL #1

First, determine the WWSC amount available at the time of the withdrawal:

          A is $2,000

          B is 15% times (X less Y) less Z where:

               X is $100,000

               Y is $0 (no previous withdrawals have been made)

               Z is $0 (no previous withdrawals have been made)

               15% times ($100,000 less $0) less $0 =

               15% times ($100,000) less $0 =

               $15,000 less $0 = $15,000

The greater of A or B is $15,000. This is the available WWSC amount at the time of Withdrawal #1

Second, compare the amount withdrawn to the available WWSC amount:

               Withdrawal #1 of $8,000 is less than the WWSC amount of $15,000. Thus, it is not subject to surrender charges.

WITHDRAWAL #2

First, determine the WWSC amount available at the time of the withdrawal:

          A is $3,680

          B is 15% times (X less Y) less Z where:

               X is $100,000

               Y is $0 (Withdrawal #1, did not exceed the WWSC amount)

               Z is $8,000 (Withdrawal #1 was made in the same CALENDAR year)

               15% times ($100,000 less $0) less $8,000 =

               15% times ($100,000) less $8,000 =

               $15,000 less $8,000 = $7,000

The greater of A or B is $7,000. This is the available WWSC amount at the time of Withdrawal #2.

Second, compare the amount withdrawn to the available WWSC amount:

          Withdrawal #2 of $8,000 exceeds the available WWSC amount of $7,000. Only $7,000 of

          Withdrawal #2 is part of the WWSC amount and $1,000 exceeds the WWSC amount.

WITHDRAWAL #3

First, determine the WWSC amount available at the time of the withdrawal:

          A is $7,414

          B is 15% times (X less Y) less Z where:

               X is $100,000

               Y is $1,000 ($1,000 of Withdrawal #2 exceeded the WWSC amount)

               Z is $0 (This is the first withdrawal of this CALENDAR year)

               15% times ($100,000 less $1,000) less $0 =

               15% times ($99,000) less $0 =

               $14,850 less $0 = $14,850

The greater of A or B is $14,850. This is the available WWSC amount at the time of Withdrawal #3.

Second, compare the amount withdrawn to the available WWSC amount:

          Withdrawal #3 of $15,000 exceeds the available WWSC amount of $14,850. Only $14,850 of

          Withdrawal #3 is part of the WWSC amount and $150.00 exceeds the WWSC amount.

WITHDRAWAL #4

First, determine the WWSC amount available at the time of the withdrawal:

          A is $3,404

          B is 15% times (X less Y) less Z where:

               X is $100,000

               Y is $1,150 ($1,000 of Withdrawal #2 and $150 of Withdrawal #3 exceeded the WWSC amount)

               Z is $14,850 (Withdrawal #3 was made in the same CALENDAR year. $14,850 of the total withdrawal of 15,000 was a withdrawal of the WWSC amount.)

               15% times ($100,000 less $1,150) less $14,850 =

               15% times ($98,850) less $14,850 =

               $14,827.50 less $14,850 = $-22.50

The greater of A or B is $3,404. This is the available WWSC amount at the time of Withdrawal #4.

Second, compare the amount withdrawn to the available WWSC amount:

          Withdrawal #4 of $2,000 is less than the available WWSC amount of $3,404. Thus it, is not subject to surrender charges.

IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 15% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.

EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT. When a withdrawal is taken, the Company initially determines the Withdrawal Without Surrender Charge Amount in the following order:

- The Company first deducts the Withdrawal Without Surrender Charge Amount from Cumulative Earnings.

- If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

- If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn.

After the entire Withdrawal Without Surrender Charge Amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

(1) First from Old Payments.

    - The surrender charge table is applicable, but because Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

(2) Second from New Payments.

    -   The surrender charge table is applicable.

    -   Payments are now withdrawn from this category on a first-in-first-out
        (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.

(3) Third from Payment Credits.

    - The surrender charge table is not applicable to the withdrawal of Payment Credits.

For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of (a), (b) and (c) where (a) and
(b) are the same as above and (c) is the amount available as a Life Expectancy Distribution less any Withdrawal Without Surrender Charge taken during the same calendar year. (see "Life Expectancy Distributions" under DESCRIPTION OF THE CONTACT -- THE ACCUMULATION PHASE.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and see FEDERAL TAX CONSIDERATIONS.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after becoming the Owner or Annuitant under the Contract and remains confined there until the later of one year after the Issue Date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the Issue Date of the Contract and after being named Owner or Annuitant.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting. "Fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis. "Physician" means a person (other than the Owner, Annuitant or a member of one of their families) who is state licensed to give medical care or treatment and is acting within the scope of that license. Physically disabled means that the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

    - the size and type of group or class, and the persistency expected from that group or class;

    - the total amount of payments to be received, and the manner in which payments are remitted;

    - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

    -   other transactions where sales expenses are likely to be reduced; or

    - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals ("eligible persons"):

    - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

    - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds;

    -   investment managers or sub-advisers of the Underlying Funds; and

    - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

In addition, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

WITHDRAWAL ADJUSTMENT CHARGE

After the Annuity Date, a withdrawal will result in a calculation by the Company of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. The present value is calculated based on the Annuity 2000 Mortality Table (male, female or unisex rates as appropriate). If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by one of the following adjustments:

      15 or more years of annuity benefit payments being valued                                1.00%
      10-14 years of annuity benefit payments being valued:               (1.00% in N.Y.)      1.50%
      Less than 10 years of annuity benefit payments being valued:        (1.00% in N.Y.)      2.00%

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For more information see "WITHDRAWALS AFTER THE ANNUITY DATE," under ANNUITIZATION -- THE PAYOUT PHASE.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in New York, Oregon, Maryland, and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                         [(1+i)/(1+j)][TO THE POWER OF n/365] - 1

         where: i is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

                j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

                n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, less any Contract fees or charges that are applicable to the Guarantee Period Accounts. The required amount will then be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner, in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth in "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn. If a surrender charge applies to the withdrawal, it will be calculated as set forth under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract and on withdrawals, surrenders, or annuity benefit payments from a Contract will depend upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Portfolios will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Portfolios will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

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In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefIt distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)


The final regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Policy as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, final regulations have been issued and are effective for distributions required for calendar years 2006 and thereafter. The definition of "entire interest" will then take into account the actuarial value of other benefits.)

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The final regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the final regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;


(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Policy may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Policy modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.


If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

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MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section
72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:

(1)  within five years after the death of the Owner; and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PARTIAL WITHDRAWALS AFTER ANNUITIZATION. The Treasury Regulations under Section 72 provide that a lump-sum partial withdrawal from an annuity contract is to be treated partly as return of a proportionate amount of the investment in the Contract with the excess taxable in full as ordinary income. With respect to such a partial withdrawal from a qualified contract, the IRS has continued to apply this provision of the Regulations. However, with respect to a non-qualified contract, the IRS issued a private letter ruling in 2000 taking the

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position that no portion of such a partial withdrawal would be treated as a return of the investment in the contract until after the full amount of the accumulated income under the contract had been distributed. IN LIGHT OF THE UNCERTAINTY AS TO THE TAXATION OF SUCH WITHDRAWALS, OWNERS OF NON-QUALIFIED CONTRACTS SHOULD CONSULT THEIR TAX ADVISERS PRIOR TO MAKING PARTIAL WITHDRAWALS AFTER ANNUITIZATION. OWNERS OF QUALIFIED CONTRACTS SHOULD ALSO CONSULT THEIR TAX ADVISERS WITH RESPECT TO THE POSSIBLE EFFECT OF PARTIAL WITHDRAWALS FROM A QUALIFIED CONTRACT AFTER ANNUITIZATION ON THE COMPLIANCE OF THE CONTRACT WITH THE MINIMUM DISTRIBUTION REQUIREMENTS OF SECTION 401(a)(9). SEE "MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS" ABOVE.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -   taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age
59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59
1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these

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issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are

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subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -
THE ACCUMULATION PHASE. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may be confirmed quarterly rather than by immediate confirmations.)


The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

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                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.


The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate the availability of one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.


Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies (shared funding). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor;

(6)  to change the names of the Variable Account or of the Sub-Accounts and


(7) to combine Sub-Accounts or the Variable Account with other Sub-Accounts or other Separate Accounts of the Company.


If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), serves as the principal underwriter of the Contracts. VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653, is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). It is a wholly-owned subsidiary of Allmerica Financial.

The Contract was previously sold by certain independent broker-dealers registered under the Securities and Exchange Act of 1934 and members of the NASD. The Contract was also offered through VeraVest Investments Inc. The Company paid commissions not to exceed 7.0% of payments to broker-dealers which sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

Owners may direct any inquiries to their financial representative or to VeraVest Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject.


On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who the Company subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in our opinion constituted "market timing", were subject to restrictions upon such trading that we imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. We filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts equal to the surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from our alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy, they have been able to obtain returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

The Company intends to vigorously defend this matter, and regard plaintiffs claims for lost trading profits as being highly speculative and, in any case, subject to an obligation to mitigate damages. In addition, any damages for lost profits should, in our view, terminate as a result of the investment management industry's and regulators' actions to eliminate market timing, such as implementing "fair value" pricing.

While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.


                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

TRANSFERS TO OR FROM THE FIXED ACCOUNT


Where permitted by state law, transfers to or from the Fixed Account will be subject to the following conditions:

Transfers TO the Fixed Account will be permitted only if:
- the Accumulated Value allocated to the Fixed Account is less than 25% of the Contract's Accumulated Value, as of the Valuation Day preceding the date of the request for transfer; and
- following the transfer, the Accumulated Value allocated to the Fixed Account will be less than or equal to 25% of the Contract's Accumulated Value.

Transfers FROM the Fixed Account will be permitted only if:
- there has been a period of 90 calendar days since the last transfer TO OR FROM the Fixed Account; and
- the transfer amount is less than or equal to the greater of (a) 10% of the Accumulated Value allocated to the Fixed Account or (b) $10,000.

IF THE COMPANY RECEIVES A TRANSFER REQUEST THAT DOES NOT SATISFY THE ABOVE CONDITIONS, THE COMPANY WILL REFUSE THE ENTIRE TRANSFER REQUEST. If the Company refuses a transfer request, the Company will notify the Owner as soon as practicable.

New Payments allocated to the Fixed Account and automatic transfers from the Fixed Account under the Dollar-Cost-Averaging Option are not considered "transfers" under the above conditions. The Company reserves the right to discontinue offering Dollar-Cost-Averaging Options that utilize the Fixed Account as the source account.

Notwithstanding the above, the Company will permit one transfer from the Fixed Account, which will not be considered a "transfer" under the above conditions, in order for the Owner to implement an asset allocation program. In addition, the Company will permit one transfer to the Fixed Account, which will not be considered a "transfer" under the above conditions, upon the termination of an asset allocation program.

The Company reserves the right to amend the transfer conditions in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
                     OPTIONAL ENHANCED DEATH BENEFIT RIDERS

The Company offered a number of optional Enhanced Death Benefit (EDB) Riders that could be elected at issue depending on the age of the oldest Owner.

If you elected an Enhanced Death Benefit Rider, it will remain in effect until the earliest of (a) the Annuity Date; (b) the date the Company determines that a death benefit is payable and the Contract is not continued by the spouse as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE; or (c) surrender of the Contract. The Company reserves the right to discontinue offering any of the described EDB Riders at any time. Such discontinuance would not affect previously issued EDB Riders.

The following is a list of the various Enhanced Death Benefit Riders that you may have had available to you at issue. (Not all Riders were available at the same time or in all states. To determine which Rider you have, you should check the form number in the lower left-hand corner.

     1.  15% Breakthrough EDB Rider (Form 3316-02)
     2.  10% Breakthrough EDB Rider (Form 3315-02)
     3. Annual Step-Up With 5% Yield EDB Rider (Form 3312-02) (in Texas Form 3311-02)
     4.  15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)
     5.  10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)
     6.  Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)
     7.  Annual Step-up With 5% Yield EDB (Form 3263-99)
     8.  15% Breakthrough EDB Rider (Form 3241-01)-Not available in All States

1. 15% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3316-02)

This 15% Breakthrough Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (b) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:

         (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or

         (b) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:

         (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

         (b) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

         (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a payment is made:

         (a) the Current Breakthrough Value increases by the amount of the payment; and

         (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

         (a) the Current Breakthrough Value decreases proportionately, as described below; and

         (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                          Amount of the Withdrawal
       -------------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

              Proportionate reduction = Current Breakthrough Value times(Amount of the Withdrawal divided by the
                                        Accumulated Value immediately prior
                                        to the withdrawal)

                                      = $100,000 times ($5,000 divided by
                                        $110,000)

                                      = $4,545

       New Current Breakthrough Value = $100,000 - $4,545 = $95,455

       New Target Breakthrough Value  = 115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

2. 10% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3315-02)

This 10% Breakthrough Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the amount guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:

         (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or

         (b) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:

         (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

         (b) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

         (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be110% of the Current Breakthrough Value.

When a payment is made:

         (a) the Current Breakthrough Value increases by the amount of the payment; and

         (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.

When a withdrawal is taken:

         (a) the Current Breakthrough Value decreases proportionately, as described below; and

         (b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
      --------------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

              Proportionate reduction    =   Current Breakthrough Value times
                                             (Amount of the Withdrawal divided
                                             by the Accumulated Value
                                             immediately prior to the
                                             withdrawal)

                                         =   $100,000 times ($5,000 divided by
                                             $105,000)

                                         =   $4,761.90

         New Current Breakthrough Value  =   $100,000 - $4,761.90 = $95,238.10

         New Target Breakthrough Value   =   110% of $95,238.10 = $104,761.91

The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.

3(a). ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER
      (FORM 3312-02   NOT AVAILABLE IN TEXAS  - FOR TEXAS VERSION SEE 3(b) -
      FORM 3311-02)

This Annual Step-Up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The calculation of the death benefit depends upon whether death occurs (1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

     (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.

II. DEATH AFTER 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, as determined after being increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.

III. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals;

     (c) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals; and

     (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c), II(b), II(c), III(b), III(c) or III(d) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
      --------------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

3(b). ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER
      (FORM 3311-02 - TEXAS ONLY)

This Annual Step-Up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce applicable values on a direct basis (i.e. dollar for dollar), and/or on a proportionate basis as outlined below.

The calculation of the death benefit depends upon whether death occurs (1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

     (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, adjusted for withdrawals as they occur; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals;

     (c) the highest Accumulated Value on any Contract anniversary date prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

     (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either (a) Proportionate Withdrawals or (b) Direct Withdrawals.

PROPORTIONATE WITHDRAWALS. Proportionate Withdrawals are withdrawals that proportionately reduce the applicable death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                Amount of the Proportionate Reduction Withdrawal
    --------------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(c), II(b), II(c), III(b), III(c) AND III(d) ARE PROPORTIONATE WITHDRAWALS.

(a) DIRECT WITHDRAWALS. Direct Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.

To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 5% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract Year will be classified as a Direct Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(b), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(b) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT WITHDRAWALS.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 5% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

4.   15% BREAKTHROUGH WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER
     (FORM 3318-02)

This 15% Breakthrough with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under I(b) guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80TH BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;

     (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

     (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

     (c) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

     (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and

     (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a Payment is made:

     (a) the Current Breakthrough Value increases by the amount of the payment; and

     (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

     (a) the Current Breakthrough Value decreases proportionately, as described below; and

     (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
      --------------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

             Proportionate reduction     =   Current Breakthrough Value times
                                             (Amount of the Withdrawal divided
                                             by the Accumulated Value
                                             immediately prior to the
                                             withdrawal)

                                         =   $100,000 times ($5,000 divided by
                                             $110,000)

                                         =   $4,545

         New Current Breakthrough Value  =   $100,000 - $4,545 = $95,455

         New Target Breakthrough Value   =   115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

5.   10% BREAKTHROUGH WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER
     (FORM 3317-02)

This 10% Breakthrough with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under (b) guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80TH BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive Market Value Adjustment ("MVA"), if applicable; or

     (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

     (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

     (c) the Current Breakthough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

     (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments,

     (d) and proportionately reduced for subsequent withdrawals; and

     (e) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 110% of the new Current Breakthrough Value.

When a Payment is made:

         (a) the Current Breakthrough Value increases by the amount of the payment; and

         (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.

When a withdrawal is taken:

         (a) the Current Breakthrough Value decreases proportionately, as described below; and

         (b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
      --------------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

              Proportionate reduction     =  Current Breakthrough Value times
                                             (Amount of the Withdrawal divided
                                             by the Accumulated Value
                                             immediately prior to the
                                             withdrawal)

                                          =  $100,000 times ($5,000 divided by
                                             $105,000)

                                          =  $4,761.90

         New Current Breakthrough Value   =  $100,000 - $4,761.90 = $95,238.10

         New Target Breakthrough Value    =  110% of $95,238.10 = $104,761.91

The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.

6. ANNUAL STEP-UP WITH 7% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3313-02)

This Annual Step-Up with 7% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the deceased Owner's 80th birthday, subject to a 200% cap, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a direct basis (i.e. dollar-for-dollar) and/or on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80TH BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST OF:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;

     (b) gross payments accumulated daily at 7%, starting on the date each gross payment is applied and ending on the date of death, adjusted for withdrawals as they occur. This value cannot exceed 200% of the total of gross payments and Payment Credits, adjusted for withdrawals as they occur; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the death benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals;

     (c) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

     (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either (a) Proportionate Withdrawals or (b) Direct Withdrawals.

(a) PROPORTIONATE WITHDRAWALS. Proportionate Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

               Amount of the Proportionate Reduction Withdrawal
      --------------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(c), II(b), II(c), III(b), III(c) AND III(d) ARE PROPORTIONATE WITHDRAWALS.

(b) DIRECT WITHDRAWALS. Direct Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.

To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract year will be classified as a Direct Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(b), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(b) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT WITHDRAWALS.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

7. ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3263-99)

This Annual Step-up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the Contract anniversary prior to the deceased Owner's 90th birthday and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The calculation of the death benefit depends upon whether death occurs (1) before or (2) on or after the deceased Owner's 90th birthday.

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals; and

     (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary paperwork, increased by any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c) or II(b) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                           Amount of the Withdrawal
     --------------------------------------------------------------------
       Accumulated Value determined immediately prior to the Withdrawal

8. 15% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3241-01)

This 15% Breakthrough EDB Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 80th birthday, whichever occurs first, is the amount guaranteed as the death benefit is the amount guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which will be 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 80th birthday.

I. DEATH BEFORE 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 80th birthday, the death benefit is will be the GREATER of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or

     (b) the Current Breakthrough Value on the date of death.

II. DEATH ON OR AFTER 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 80th birthday, the death benefit will be the GREATER of:

     (a) The Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or

     (b) The death benefit that would have been payable on the deceased's 80th birthday (as calculated under Section I above), increased for subsequent Payments and proportionately reduced for subsequent withdrawals, as described below.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a Payment is made:

     (a) the Current Breakthrough Value increases by the amount of the Payment; and

     (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000.

Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

     (a) the Current Breakthrough Value decreases proportionately, as described below; and

     (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
      --------------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

              Proportionate reduction  =  Current Breakthrough Value times
                                          (Amount of the Withdrawal divided by
                                          the Accumulated Value immediately
                                          prior to the withdrawal)

                                       =  $100,000 times ($5,000 divided by
                                          $110,000)

                                       =  $4,545

     New Current Breakthrough Value    =  $100,000 - $4,545 = $95,455

     New Target Breakthrough Value     =  115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

                                   APPENDIX C
                        OPTIONAL ENHANCED EARNINGS RIDER

You may have elected the Enhanced Earnings Rider (EER) at issue if the oldest Owner had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a nonnatural person) dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The death must occur prior to the Annuity Date.

2.   The difference between  (a) and (b) must be greater than zero, where:

     (a) is the Accumulated Value, and

     (b) is gross payments not previously withdrawn.

     If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the oldest Owner's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES:

EXAMPLE 1. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the Scudder Money Market Portfolio and the EER will terminate.

                                   APPENDIX D
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract.

The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values:

                      HYPOTHETICAL         WITHDRAWAL         SURRENDER
       CONTRACT        ACCUMULATED     WITHOUT SURRENDER       CHARGE         SURRENDER
         YEAR             VALUE          CHARGE AMOUNT       PERCENTAGE        CHARGE
         ----             -----          -------------       ----------        ------
            1           $  56,700          $  7,500             8.5%           $ 4,182
            2              61,236             8,736             8.5%             4,250
            3              66,135            13,635             8.5%             4,250
            4              71,426            18,926             8.5%             4,250
            5              77,140            24,640             7.5%             3,750
            6              83.311            30,811             6.5%             3,250
            7              89,976            37,476             5.5%             2,750
            8              97,174            44,674             3.5%             1,750
            9             104,948            52,448             1.5%               750
           10             113,344            60,844             0.0%                 0

WITHDRAWALS -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume that there are withdrawals as detailed below. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract LESS that portion of any prior withdrawal(s) of payments that are subject to the surrender charge table.

The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

                   HYPOTHETICAL                         WITHDRAWAL         SURRENDER
    CONTRACT        ACCUMULATED                     WITHOUT SURRENDER       CHARGE         SURRENDER
      YEAR             VALUE        WITHDRAWALS       CHARGE AMOUNT       PERCENTAGE         CHARGE
      ----             -----        -----------       -------------       ----------         ------
         1           $ 56,700        $      0            $  7,500            8.5%            $   0
         2             61,236               0               8,736            8.5%                0
         3             66,135               0              13,635            8.5%                0
         4             71,426          30,000              18,926            8.5%              941
         5             44,740          10,000               5,839            7.5%              312
         6             37,519           5,000               5,215            6.5%                0
         7             35,120          10,000               5,215            5.5%              263
         8             27,130          15,000               4,497            3.5%              368
         9             13,100           5,000               2.921            1.5%               31
        10              8,748           5,000               2,610            0.0%                0

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](TO THE POWER OF n/365) -1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $66,134.88 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

      The market value factor  =  [(1+i)/(1+j)] -1
                               =  [(1+.08)/(1+.10)](TO THE POWER OF 2555/365) -1
                               =  (.98182)(TO THE POWER OF 7) -1
                               =  -.12054

  The market value adjustment  =  the market value factor multiplied by the withdrawal
                               =  -.12054 x $66,134.88
                               =  -$7,971.71

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)**

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

      The market value factor  =  [(1+i)/(1+j)](TO THE POWER OF n/365) -1
                               =  [(1+.08)/(1+.11)](TO THE POWER OF 2555/365) -1
                               =  (.97297)(TO THE POWER OF 7) -1
                               =  -.17452

  The market value adjustment  =  Maximum of the market value factor multiplied by the withdrawal or the
                                  negative of the excess interest earned
                                  over 3%
                               =  Maximum (-.17452 x $66,134.88 or -$8,766.71)
                               =  Maximum (-$11,542.00 or -$8,766.71)
                               =  -$8,766.71

**Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

      The market value factor  =  [(1+i)/(1+j)] -1
                               =  [(1+.08)/(1+.07)](TO THE POWER OF 2555/365) -1
                               =  (1.00935)(TO THE POWER OF 7) -1
                               =  .06728

  The market value adjustment  =  the market value factor multiplied by the withdrawal
                               =  .06728 x $66,134.88
                               =  $4,449.79

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)**

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

      The market value factor  =  [(1+i)/(1+j)](TO THE POWER OF n/365) -1
                               =  [(1+.08)/(1+.05)](TO THE POWER OF 2555/365) -1
                               =  (1.02857)(7) -1
                               =  .21798

  The market value adjustment  =  Minimum of the market value factor multiplied by the withdrawal or the
                                  excess interest earned over 3%
                               =  Minimum of (.21798 x $66,134.88 or $8,766.71)
                               =  Minimum of ($14,416.27 or $8,766.71)
                               =  $8,766.71

**Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX E
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                        ALLMERICA SELECT SEPARATE ACCOUNT


                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
     Beginning of Period             1.025    0.814    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.116    1.025    0.814      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         2,384    2,557    2,155      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIT EQUITY INDEX FUND
Unit Value:
     Beginning of Period             0.786    0.623    0.813    0.937    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.855    0.786    0.623    0.813    0.937      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)       183,137  213,299   35,464   16,661    1,156      N/A      N/A      N/A      N/A      N/A      N/A

AIT GOVERNMENT BOND FUND
Unit Value:
     Beginning of Period             1.071    1.068    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.078    1.071    1.068      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        21,211   38,456   57,149      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIT MONEY MARKET FUND
Unit Value:
     Beginning of Period             1.367    1.375    1.372    1.334    1.272    1.227    1.179    1.133    1.091    1.045    1.019
     End of Period                   1.360    1.367    1.375    1.372    1.334    1.272    1.227    1.179    1.133    1.091    1.045
     Units Outstanding at End of
       Period (in thousands)        68,857   93,968  180,361  165,467  134,660  127,048   92,796   65,441   60,691   45,589   31,836

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIT SELECT CAPITAL APPRECIATION
FUND
Unit Value:
     Beginning of Period             2.537    1.842    2.383    2.444    2.321    1.878    1.672    1.484    1.383    1.000      N/A
     End of Period                   2.968    2.537    1.842    2.383    2.444    2.321    1.878    1.672    1.484    1.383      N/A
     Units Outstanding at End of
       Period (in thousands)        32,585   39,218   57,017   64,079   74,845   62,949   54,789   43,733   24,257     5424      N/A

AIT SELECT GROWTH FUND
Unit Value:
     Beginning of Period             1.912    1.536    2.151    2.897    3.575    2.793    2.091    1.582    1.315    1.069    1.101
     End of Period                   2.026    1.912    1.536    2.151    2.897    3.575    2.793    2.091    1.582    1.315    1.069
     Units Outstanding at End of
       Period (in thousands)        89,713  110,128   84,037  135,289  135,289  134,059  120,538   98,533   68,193   53,073   38,752

AIT SELECT INTERNATIONAL EQUITY
FUND
Unit Value:
     Beginning of Period             1.453    1.153    1.451    1.875    2.089    1.608    1.400    1.357    1.128    0.956    1.000
     End of Period                   1.640    1.453    1.153    1.451    1.875    2.089    1.608    1.400    1.357    1.128    0.956
     Units Outstanding at End of
       Period (in thousands)        62,631   79,065   87,250  107,611  123,129  109,511  103,028   93,170   60,304   35,558   22,183

AIT SELECT INVESTMENT GRADE
INCOME FUND
Unit Value:
     Beginning of Period             1.687    1.656    1.553    1.459    1.340    1.371    1.301    1.208    1.186    1.028    1.095
     End of Period                   1.730    1.687    1.656    1.553    1.459    1.340    1.371    1.301    1.208    1.186    1.028
     Units Outstanding at End of
       Period (in thousands)        86,702  111,942  118,921  127,566  114,184  110,437  102,171   72,394   58,751   46,845   32,823

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
     Beginning of Period             1.495    1.095    1.327    1.195    0.929    0.989    1.000      N/A      N/A      N/A      N/A
     End of Period                   1.759    1.495    1.095    1.327    1.195    0.929    0.989      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        51,760   62,506   78,287   91,948   78,804   43,839   18,240      N/A      N/A      N/A      N/A

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
     Beginning of Period             0.622    0.498    0.653    0.896    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.686    0.622    0.498    0.653    0.896      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        14,459   17,422   19,831   13,106    2,982      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
     Beginning of Period             0.628    0.509    0.699    0.915    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.648    0.628    0.509    0.699    0.915      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        20,414   23,608   24,811   18,589    2,625      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. DYNAMICS FUND
Unit Value:
     Beginning of Period             0.519    0.382    0.569    0.838    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.580    0.519    0.382    0.569    0.838      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        10,597   12,607   13,272   10,159    1,664      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. HEALTH SCIENCES FUND
Unit Value:
     Beginning of Period             0.834    0.662    0.889    1.031    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.885    0.834    0.662    0.889    1.031      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         8,979   10,760   12,323    9,811    2,059      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
Unit Value:
     Beginning of Period             0.685    0.555    0.808    0.937    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.714    0.685    0.555    0.808    0.937      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        18,766   23,728   27,915   25,862    2,405      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
     Beginning of Period             0.996    0.758    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.089    0.996    0.758      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        10,386   10,164    7,356      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
     Beginning of Period             0.987    0.741    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.122    0.987    0.741      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         1,483    1,329      284      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN LARGE CAP
GROWTH PORTFOLIO
Unit Value:
     Beginning of Period             0.692    0.568    0.830    1.017    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.742    0.692    0.568    0.830    1.017      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        45,808   51,491   59,366   58,048   47,448      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN GLOBAL
TECHNOLOGY PORTFOLIO
Unit Value:
     Beginning of Period             0.961    0.678    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.995    0.961    0.678      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         1,498    1,778      364      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND
INCOME PORTFOLIO
Unit Value:
     Beginning of Period             1.020    0.783    1.021    1.034    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.119    1.020    0.783    1.021    1.034      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        58,892   70,116   78,109   49,134    3,477      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN SMALL/MID CAP
VALUE PORTFOLIO
Unit Value:
     Beginning of Period             1.148    0.826    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.348    1.148    0.826      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         8,152    4,501    2,761      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
     Beginning of Period             1.066    0.841    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.191    1.066    0.841      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         4,568    3,594    2,499      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

EATON VANCE VT FLOATING
RATE-INCOME FUND
Unit Value:
     Beginning of Period             1.007    0.992    1.003    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.021    1.007    0.992    1.003      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        19,489   18,378   21,100    8,027      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
EATON VANCE VT WORLDWIDE HEALTH
SCIENCES FUND
Unit Value:
     Beginning of Period             1.019    0.795    1,149    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.067    1.019    0.795    1.149      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        11,449   12,539   11,658    5,703      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP CONTRAFUND(R)
PORTFOLIO
Unit Value:
     Beginning of Period             0.946    0.747    0.836    0.966    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.077    0.946    0.747    0.836    0.966      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        36,499   30,644   28,591   16,731    4,509      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Unit Value:
     Beginning of Period             2.063    1.605    1.961    2.092    1.957    1.867    1.696    1.342    1.191    1.000      N/A
     End of Period                   2.269    2.063    1.605    1.961    2.092    1.957    1.867    1.696    1.342    1.191      N/A
     Units Outstanding at End of
       Period (in thousands)        73,279   85,422  105,303  119,522  122,812  114,059   95,537   65,130   31,681    9,213      N/A

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
     Beginning of Period             2.040    1.557    2,260    2,783    3.171    2.340    1.701    1.397    1.235    1.000      N/A
     End of Period                   2.079    2.040    1.557    2.260    2.783    3.171    2.340    1.701    1.397    1.235      N/A
     Units Outstanding at End of
       Period (in thousands)        52,885   62,334   74,649   95,897  111,920   90,071   63,055   45,772   24,745    6,677      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH &  INCOME
PORTFOLIO
Unit Value:
     Beginning of Period             0.881    0.722    0.878    0.976    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.919    0.881    0.722    0.878    0.976      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        13,053   15,016   14,260   14,337    1,485      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
     Beginning of Period             1.225    0.977    0.957    1.100    1.439    1.350    1.430    1.233    1.096    1.000      N/A
     End of Period                   1.324    1.225    0.977    1.100    1.100    1.439    1.350    1.430    1.233    1.096      N/A
     Units Outstanding at End of
       Period (in thousands)        61,378   80,700   89,461  103,705   99,327   87,413   74,986   50,470   23,051    6,714      N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
     Beginning of Period             1.213    0.887    0.998    1.046    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.494    1.213    0.887    0.998    1.046      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        33,168   34,214   35,732   19,368    2,914      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
     Beginning of Period             1.162    0.749    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.304    1.162    0.749      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         4,838    5,165      885      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
     Beginning of Period             1.026    0.819    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.091    1.026    0.819      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         4,510    3,150    1,070      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP FRANKLIN SMALL-MID CAP
GROWTH SECURITIES FUND
Unit Value:
     Beginning of Period             0.686    0.507    0.720    0.862    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.753    0.686    0.507    0.720    0.862      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        25,011   29,881   27,115   12,372    1,055      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Unit Value:
     Beginning of Period             1.034    0.794    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.262    1.034    0.794      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         8,092    4,489    2,257      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP MUTUAL SHARES SECURITIES
FUND
Unit Value:
     Beginning of Period             1.202    0.974    1.121    1.062    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.335    1.202    0.974    1.121    1.062      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        29,084   30,941    2,257   22,617    1,151      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
FT VIP TEMPLETON FOREIGN
SECURITIES FUND
Unit Value:
     Beginning of Period             1.023    0.785    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.195    1.023    0.785      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        10,905    6,831    4,058      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
     Beginning of Period             0.731    0.600    0.778    0.914    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.805    0.731    0.600    0.778    0.914      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        15,197   18,412   19,923   14,985    2,409      N/A      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN INTERNATIONAL GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period             0.641    0.484    0.484    0.875    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.751    0.641    0.484    0.641    0.875      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        13,033   15,184   18,862   15,184    3,263      N/A      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period             0.589    0.454    0.629    0.849    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.605    0.589    0.454    0.629    0.849      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        22,842   26,135   30,199   16,948    3,332      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period             0.417    0.314    0.443    0.744    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.496    0.417    0.314    0.443    0.744      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         7,398    8,603   10,681   12,347    1,707      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
     Beginning of Period             0.956    0.710    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.079    0.956    0.710      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         5,677    3,896    1,076      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
     Beginning of Period             0.983    0.747    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.029    0.983    0.747      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         2,084    1,800      644      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
     Beginning of Period             1.050    0.918    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.149    1.050    8,179      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        16,967   13,317    8,179      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) UTILITIES SERIES
Unit Value:
     Beginning of Period             1.119    0.837    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.432    1.119    0.837      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         4,031    2,152      779      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA
Unit Value:
     Beginning of Period             1.103    0.897    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.194    1.103    0.897      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         3,299    2,025      616      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
     Beginning of Period             1.012    0.785    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.064    1.012    0.785      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         6,220    4,649    2,037      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
     Beginning of Period             1.084    0.770    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.271    1.084    0.770      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        11,880    7,050    3,478      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
     Beginning of Period             1.155    0.946    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.238    1.155    0.946      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        10,199   10,871    6,429      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
     Beginning of Period             1.003    0.805    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.080    1.003    0.805      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         5,221    4,518    3,011      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
     Beginning of Period             0.871    0.716    0.899    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.953    0.871    0.716    0.899      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         9,507    8,096    8,671    3,277      N/A      N/A      N/A      N/A      N/A      N/A      N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
     Beginning of Period             1.437    1.084    1.075    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.919    1.437    1.084    3,475      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        11,633   11,433   12,231    3,475      N/A      N/A      N/A      N/A      N/A      N/A      N/A

SCUDDER VIT EAFE EQUITY INDEX FUND
Unit Value:
     Beginning of Period             0.729    0.554    0.717    0.965    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.856    0.729    0.554    0.717    0.965      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         4,746    4,476    5,145    2,329      926      N/A      N/A      N/A      N/A      N/A      N/A

                                                                       YEAR ENDED DECEMBER 31ST
                                   -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                           2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                        -------------------------------------------------------------------------------------------------
SCUDDER VIT SMALL CAP INDEX FUND
Unit Value:
     Beginning of Period             1.119    0.775    0.990    0.984    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.299    1.119    0.775    0.990    0.984      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         9,675   10,849    8,991    3,904       87      N/A      N/A      N/A      N/A      N/A      N/A

SCUDDER TECHNOLOGY GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period             0.445    0.308    0.484    0.727    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   0.447    0.445    0.308    0.484    0.727      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)        17,110   20,389   16,554   12,020    4,507      N/A      N/A      N/A      N/A      N/A      N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
     Beginning of Period             1.184    0.937    1.039    1.107    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                   1.307    1.184    0.937    1.039    1.107      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End of
       Period (in thousands)         6,810    7,951    8,796    5,736      679      N/A      N/A      N/A      N/A      N/A      N/A

T. ROWE PRICE INTERNATIONAL STOCK
PORTFOLIO
Unit Value:
     Beginning of Period             1.184    0.920    1.142    1.488    1.837    1.398    1.223    1.203    1.065    1.000      N/A
     End of Period                   1.328    1.184    0.920    1.142    1.488    1.837    1.398    1.223    1.203    1.065      N/A
     Units Outstanding at End of
       Period (in thousands)        47,389   55,172   67,555   65,264   62,055   49,814   41,458   33,977    4,066   16,510      N/A

                         CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                        ALLMERICA SELECT SEPARATE ACCOUNT


                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
AIT CORE EQUITY FUND
Unit Value:
     Beginning of Period                                  1.022        0.813          N/A          N/A
     End of Period                                        1.111        1.022        0.813          N/A
     Units Outstanding at End of
       Period (in thousands)                                194          213          202          N/A

AIT EQUITY INDEX FUND
Unit Value:
     Beginning of Period                                  0.934        0.742        0.969        1.000
     End of Period                                        1.014        0.934        0.742        0.969
     Units Outstanding at End of
       Period (in thousands)                              3,543        2,711        2,302      370.598

AIT GOVERNMENT BOND FUND
Unit Value:
     Beginning of Period                                  1.068        1.067          N/A          N/A
     End of Period                                        1.074        1.068        1.067          N/A
     Units Outstanding at End of
       Period (in thousands)                              3,485        6,253        7,294          N/A

AIT MONEY MARKET FUND
Unit Value:
     Beginning of Period                                  1.001        1.008        1.007        1.000
     End of Period                                        0.994        1.001        1.008        1.007
     Units Outstanding at End of
       Period (in thousands)                              6,462        8,820       19,387     4994.922

                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
AIT SELECT CAPITAL APPRECIATION  FUND
Unit Value:
     Beginning of Period                                  1.102        0.801        1.038        1.000
     End of Period                                        1.287        1.102        0.801        1.038
     Units Outstanding at End of
       Period (in thousands)                                694          583          425       89.364

AIT SELECT GROWTH FUND
Unit Value:
     Beginning of Period                                  0.817        0.657        0.922        1.000
     End of Period                                        0.865        0.817        0.657        0.922
     Units Outstanding at End of
       Period (in thousands)                              1,658        1,927        1.992      218.986

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
     Beginning of Period                                  0.945        0.751        0.946        1.000
     End of Period                                        1.065        0.945        0.751        0.946
     Units Outstanding at End of
       Period (in thousands)                              2,243        2,676        2,548      409.593

AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
     Beginning of Period                                  1.117        1.098        1.032        1.000
     End of Period                                        1.143        1.117        1.098        1.032
     Units Outstanding at End of
       Period (in thousands)                              6,631        8,574        6,990     1734.087

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
     Beginning of Period                                  1.179        0.865        1.050        1.000
     End of Period                                        1.386        1.179        0.865        1.050
     Units Outstanding at End of
       Period (in thousands)                              1,264        1,246        1,120      283.066

                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
     Beginning of Period                                  0.863        0.692        0.909        1.000
     End of Period                                        0.950        0.863        0.692        0.909
     Units Outstanding at End of
       Period (in thousands)                                502          638          688      166.768

AIM V.I. BLUE CHIP FUND
Unit Value:
     Beginning of Period                                  0.853        0.692        0.952        1.000
     End of Period                                        0.879        0.853        0.692        0.952
     Units Outstanding at End of
       Period (in thousands)                              1,424        1,445        1,421      505.027

AIM V.I. DYNAMICS FUND
Unit Value:
     Beginning of Period                                  0.852        0.628        0.936        1.000
     End of Period                                        0.951        0.852        0.628        0.936
     Units Outstanding at End of
       Period (in thousands)                                266          288          269      144.715

AIM V.I. HEALTH SCIENCES FUND
Unit Value:
     Beginning of Period                                  0.964        0.766        1.030        1.000
     End of Period                                        1.020        0.964        0.766        1.030
     Units Outstanding at End of
       Period (in thousands)                                404          443          393      272.361

AIM V.I. PREMIER EQUITY FUND
Unit Value:
     Beginning of Period                                  0.814        0.661        0.962        1.000
     End of Period                                        0.847        0.814        0.661        0.962
     Units Outstanding at End of
       Period (in thousands)                              1,376        1,778        1,672      729.903

                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
AIM V.I. BASIC VALUE FUND
Unit Value:
     Beginning of Period                                  0.994        0.757          N/A          N/A
     End of Period                                        1.085        0.994        0.757          N/A
     Units Outstanding at End of
       Period (in thousands)                                948          904          560          N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
     Beginning of Period                                  0.984        0.740          N?A          N/A
     End of Period                                        1.117        0.984        0.740          N/A
     Units Outstanding at End of
       Period (in thousands)                                 19           20            5          N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
Unit Value:
     Beginning of Period                                  0.810        0.666        0.975        1.000
     End of Period                                        0.866        0.810        0.666        0.975
     Units Outstanding at End of
       Period (in thousands)                              2,097        2,424        2,703      590.739

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY PORTFOLIO
Unit Value:
     Beginning of Period                                  0.958        0.677          N/A          N/A
     End of Period                                        0.991        0.958        0.677          N/A
     Units Outstanding at End of
       Period (in thousands)                                 47           29            3          N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
Unit Value:
     Beginning of Period                                  0.964        0.741        0.968        1.000
     End of Period                                        1.056        0.964        0.741        0.968
     Units Outstanding at End of
       Period (in thousands)                              4,200        5,227        5,958     1356.096

                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE PORTFOLIO
Unit Value:
     Beginning of Period                                  1.145        0.826          N/A          N/A
     End of Period                                        1.342        1.145        0.826          N/A
     Units Outstanding at End of
       Period (in thousands)                                380          277           89          N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
     Beginning of Period                                  1.063        0.841          N/A          N/A
     End of Period                                        1.187        1.063        0.841          N/A
     Units Outstanding at End of
       Period (in thousands)                                243          214           63          N/A

EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
     Beginning of Period                                  1.000        0.987        1.000        1.000
     End of Period                                        1.013        1.000        0.987        1.000
     Units Outstanding at End of
       Period (in thousands)                              2,522        2,479        2,487      740.394

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
Unit Value:
     Beginning of Period                                  1.015        0.793        1.148        1.000
     End of Period                                        1.061        1.015        0.793        1.148
     Units Outstanding at End of
       Period (in thousands)                              1,020        1,106        1.071      401.114

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
     Beginning of Period                                  1.111        0.878        0.984        1.000
     End of Period                                        1.263        1.111        0.878        0.984
     Units Outstanding at End of
       Period (in thousands)                              1,681        1,491        1,420      457.913

                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
     Beginning of Period                                  1.026        0.800        0.978        1.000
     End of Period                                        1.127        1.026        0.800        0.978
     Units Outstanding at End of
       Period (in thousands)                              3,770        4,354        4,614      859.317

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
     Beginning of Period                                  0.864        0.661        0.960        1.000
     End of Period                                        0.879        0.864        0.661        0.960
     Units Outstanding at End of
       Period (in thousands)                              2,274        2,127        1,750      450.162

FIDELITY VIP GROWTH & INCOME  PORTFOLIO
Unit Value:
     Beginning of Period                                  1.000        0.820        0.999        1.000
     End of Period                                        1.041        1.000        0.820        0.999
     Units Outstanding at End of
       Period (in thousands)                                933        1,001          794      199.828

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
     Beginning of Period                                  1.205        0.961        0.944        1.000
     End of Period                                        1.300        1.205        0.961        0.944
     Units Outstanding at End of
       Period (in thousands)                              1,938        2,634        3,022     1330.550

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
     Beginning of Period                                  1.258        0.922        1.038        1.000
     End of Period                                        1.547        1.258        0.922        1.038
     Units Outstanding at End of
       Period (in thousands)                              1,497        1,710        1,572      340.107

                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
Unit Value:
     Beginning of Period                                  1.159        0.748          N/A          N/A
     End of Period                                        1.298        1.159        0.748          N/A
     Units Outstanding at End of
       Period (in thousands)                                435          376           81          N/A

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
     Beginning of Period                                  1.023        0.819          N/A          N/A
     End of Period                                        1.087        1.023        0.819          N/A
     Units Outstanding at End of
       Period (in thousands)                                194           97           54          N/A

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
Unit Value:
     Beginning of Period                                  0.966        0.715        1.018        1.000
     End of Period                                        1.060        0.966        0.715        1.018
     Units Outstanding at End of
       Period (in thousands)                              1,664        1,702        1,516      338.678

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
Unit Value:
     Beginning of Period                                  1.032        0.793          N/A          N/A
     End of Period                                        1.257        1.032        0.793          N/A
     Units Outstanding at End of
       Period (in thousands)                                211          225          144          N/A

FT VIP MUTUAL SHARES SECURITIES  FUND
Unit Value:
     Beginning of Period                                  1.031        0.837        0.964        1.000
     End of Period                                        1.143        1.031        0.837        0.964
     Units Outstanding at End of
       Period (in thousands)                              1,839        1,932        1,979      319.813

                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
     Beginning of Period                                  1.020        0.784          N/A          N/A
     End of Period                                        1.191        1.020        0.784          N/A
     Units Outstanding at End of
       Period (in thousands)                                400          294          146          N/A

JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
     Beginning of Period                                  0.896        0.737        0.957        1.000
     End of Period                                        0.985        0.896        0.737        0.957
     Units Outstanding at End of
       Period (in thousands)                                813        1,149        1,085      335.409

JANUS ASPEN INTERNATIONAL GROWTH  PORTFOLIO
Unit Value:
     Beginning of Period                                  0.908        0.686        0.938        1.000
     End of Period                                        1.061        0.908        0.686        0.938
     Units Outstanding at End of
       Period (in thousands)                                368          431          473      251.203

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
Unit Value:
     Beginning of Period                                  0.838        0.647        0.897        1.000
     End of Period                                        0.860        0.838        0.647        0.897
     Units Outstanding at End of
       Period (in thousands)                              1,190        1,401        1,819      290.605

JANUS ASPEN MID CAP GROWTH PORTFOLIO
Unit Value:
     Beginning of Period                                  0.824        0.621        0.877        1.000
     End of Period                                        0.977        0.824        0.621        0.877
     Units Outstanding at End of
       Period (in thousands)                                275          165          187      100.170

                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
MFS(R) MID CAP GROWTH SERIES
Unit Value:
     Beginning of Period                                  0.954        0.709          N/A          N/A
     End of Period                                        1.074        0.954        0.709          N/A
     Units Outstanding at End of
       Period (in thousands)                                145          138           27          N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
     Beginning of Period                                  0.981        0.746          N/A          N/A
     End of Period                                        1.025        0.981        0.746          N/A
     Units Outstanding at End of
       Period (in thousands)                                 32           23            8          N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
     Beginning of Period                                  1.047        0.917          N/A          N/A
     End of Period                                        1.145        1.047        0.917          N/A
     Units Outstanding at End of
       Period (in thousands)                              1,014          811          157          N/A

MFS(R) UTILITIES SERIES
Unit Value:
     Beginning of Period                                  1.116        0.836          N/A          N/A
     End of Period                                        1.427        1.116        0.836          N/a
     Units Outstanding at End of
       Period (in thousands)                                111          106            2          N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
     Beginning of Period                                  1.100        0.896          N/A          N/A
     End of Period                                        1.189        1.100        0.896          N/A
     Units Outstanding at End of
       Period (in thousands)                                160          183           27          N/A

                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
     Beginning of Period                                  1.009        0.784          N/A          N/A
     End of Period                                        1.059        1.009        0.784          N/A
     Units Outstanding at End of
       Period (in thousands)                                171           57           19          N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
     Beginning of Period                                  1.082        0.769          N/A          N/A
     End of Period                                        1.266        1.082        0.769          N/A
     Units Outstanding at End of
       Period (in thousands)                                692          515          179          N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
     Beginning of Period                                  1.152        0.945          N/A          N/A
     End of Period                                        1.233        1.152        0.945          N/A
     Units Outstanding at End of
       Period (in thousands)                                471          429          242          N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
     Beginning of Period                                  1.001        0.804          N/A          N/A
     End of Period                                        1.076        1.001        0.804          N/A
     Units Outstanding at End of
       Period (in thousands)                                103          118           53          N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
     Beginning of Period                                  0.934        0.768        0.966        1.000
     End of Period                                        1.019        0.934        0.768        0.966
     Units Outstanding at End of
       Period (in thousands)                                531          634        1,193      175.899

                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
     Beginning of Period                                  1.365        1.031        1.024        1.000
     End of Period                                        1.820        1.365        1.031        1.024
     Units Outstanding at End of
       Period (in thousands)                                757          878          749      168.310

SCUDDER VIT EAFE EQUITY INDEX FUND
Unit Value:
     Beginning of Period                                  0.936        0.713        0.923            1
     End of Period                                        1.097        0.936        0.713        0.923
     Units Outstanding at End of
       Period (in thousands)                                278          218          219           57

SCUDDER VIT SMALL CAP INDEX FUND
Unit Value:
     Beginning of Period                                  1.152        0.799        1.022        1.000
     End of Period                                        1.336        1.152        0.799        1.022
     Units Outstanding at End of
       Period (in thousands)                                702          713          339       14.677

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
     Beginning of Period                                  0.874        0.605        0.954        1.000
     End of Period                                        0.877        0.874        0.605        0.954
     Units Outstanding at End of
       Period (in thousands)                                737          864          281      176.403

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
     Beginning of Period                                  1.114        0.883        0.981        1.000
     End of Period                                        1.229        1.114        0.883        0.981
     Units Outstanding at End of
       Period (in thousands)                                394          662          709       99.734

                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------
SUB-ACCOUNT                                                2004         2003         2002         2001
-----------                                          ----------   ----------   ----------   ----------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
     Beginning of Period                                  0.989        0.770        0.957        1.000
     End of Period                                        1.108        0.989        0.770        0.957
     Units Outstanding at End of
       Period (in thousands)                              1,954        2,370        3,439      393.179

                                   APPENDIX F
          EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS
                              AFLIAC CONTRACTS ONLY

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.4 %).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5% (3% AIR plus 2%
                                                      Withdrawal Adjustment
                                                      Charge)
       Present Value of Future Guaranteed Annuity Benefit Payments = $119,961.92

       Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X
                                        (1 - (89,971.44/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X
                                        (1 - (49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

       Last Monthly Annuity Benefit Payment = $1,436.50
       Withdrawal Amount = $14,365.00 (10 X 1,436.50)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal
                                                     Adjustment Charge)
       Present Value of Future Annuity Benefit Payments = $234,482.77

       Annuity Units after withdrawal = 1,286.07 (1,370 X
                                        (1 - (14,365.00/234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Benefit Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 X 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Annuity Benefit Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370 X
                                        (1 - (18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal
                                                     Adjustment Charge)
       Present Value of future Guaranteed Annuity Benefit Payments = $119,961.92

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,255.80 (1,370 X
                                        (1 - (10,000/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal
                                                     Adjustment Charge)
       Present Value of future Annuity Benefit Payments = $234,482.77

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,311.57 (1,370 X
                                        (1 - (10,000/$234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

                                   APPENDIX G

                      EXAMPLES OF PRESENT VALUE WITHDRAWALS

                              FAFLIC CONTRACTS ONLY

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $140,000. Further assume that he selects a period certain variable annuity payout option of Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 2,402.50 Annuity Units and the first monthly annuity benefit payment is equal to $2,402.50. The following examples assume a net return of 8% (gross return of 9.60%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take a $150,000 Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 2,402.50
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $2,641.41

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal
                                                     Adjustment Charge)
       Present Value of Future Guaranteed Annuity Benefit Payments = $218,003.72

       Present Value Withdrawal Amount = $150,000

       Annuity Units after withdrawal = 749.43(2,402,5 X
                                        (1 - (150,000/218,003.72)))

       Annuity Unit Value on the date of withdrawal = 1.09944

       Monthly Annuity Benefit Payment after withdrawal = $823.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge of 1%.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take a $150,000 Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 2,402.50
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $3,347.87

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $115,476.29

       Present Value Withdrawal Amount = $150,000

       Annuity Units after withdrawal = 1362.24 (2402.5 X
                                        (1 - (50,000/115,476.29)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,898.29

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT REWARD PROSPECTUS OF ALLMERICA SELECT SEPARATE ACCOUNT DATED APRIL 29, 2005 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.

                              DATED APRIL 29, 2005

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                       3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY        4

SERVICES                                                              4

UNDERWRITERS                                                          5

ANNUITY BENEFIT PAYMENT AND ACCUMULATION UNIT CALCULATIONS            5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM           7

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                         7

PERFORMANCE INFORMATION                                               9

FINANCIAL STATEMENTS                                                F-1

                         GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992. The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial. The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2004, the Company and its subsidiaries had over $17.1 billion in assets and over $23.5 billion of life insurance in force.


Several Sub-Accounts of the Variable Account are available under the Allmerica Select Reward contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
                                                            FUND, INC.
AIT Core Equity Fund
AIT Equity Index Fund                                       AllianceBernstein Large Cap Growth Portfolio
AIT Government Bond Fund
AIT Money Market Fund                                       ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
AIT Select Capital Appreciation Fund                        FUND, INC. (CLASS B)
AIT Select Growth Fund                                      AllianceBernstein Growth and Income Portfolio
AIT Select International Equity Fund                        AllianceBernstein Small/Mid Cap Value Portfolio
AIT Select Investment Grade Income Fund                     AllianceBernstein Global Technology Portfolio
AIT Select Value Opportunity Fund                           AllianceBernstein Value Portfolio

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)              EATON VANCE VARIABLE TRUST
AIM V.I. Aggressive Growth Fund                             Eaton Vance VT Floating-Rate Income Fund
AIM V.I. Blue Chip Fund                                     Eaton Vance VT Worldwide Health Sciences Fund
AIM V.I. Dynamics Fund
AIM V.I. Health Sciences Fund                               FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIM V.I. Premier Equity Fund                                Fidelity VIP Contrafund(R) Portfolio
                                                            Fidelity VIP Equity-Income Portfolio
AIM VARIABLE INSURANCE FUNDS                                Fidelity VIP Growth Portfolio
(SERIES II SHARES)                                          Fidelity VIP Growth & Income Portfolio
AIM V.I. Basic Value Fund                                   Fidelity VIP High Income Portfolio
AIM V.I. Capital Development Fund                           Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS                  OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
(SERVICE CLASS 2)                                           Oppenheimer Balanced Fund/VA
Fidelity VIP Value Strategies Portfolio                     Oppenheimer Capital Appreciation Fund/VA
                                                            Oppenheimer Global Securities Fund/VA
                                                            Oppenheimer High Income Fund/VA
                                                            Oppenheimer Main Street Fund/VA


                                                   (CONTINUES ON THE NEXT PAGE)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST        PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
(CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund            Pioneer Fund VCT Portfolio
FT VIP Franklin Small-Mid Cap Growth Securities Fund        Pioneer Real Estate Shares VCT Portfolio
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund                        SCUDDER INVESTMENT VIT FUNDS
FT VIP Templeton Foreign Securities Fund                    Scudder VIT EAFE Equity Index Fund
                                                            Scudder VIT Small Cap Index Fund

JANUS ASPEN SERIES (SERVICE SHARES)                         SCUDDER VARIABLE SERIES II
Janus Aspen Growth and Income Portfolio                     Scudder Technology Growth Portfolio
Janus Aspen Large Cap Growth Portfolio                      SVS Dreman Financial Services Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Mid Cap Growth Portfolio                        T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                            T. Rowe Price International Stock Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM)
(SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of the Allmerica Select Separate Account of the Company as of December 31, 2004 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.

OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the separate accounts of the Company that are invested in an underlying fund. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                                  UNDERWRITERS

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who were registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest Investments, Inc. for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 2002, 2003, and 2004 were $44,489,671.23, $1,762,212.96 and $118,807.96.

No commissions were retained by VeraVest Investments, Inc. for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 2002, 2003 and 2004.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATIONS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value - Previous Valuation Period                             $      1.135000

(2)  Value of Assets - Beginning of Valuation Period                                 $     5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses                   $         1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)             0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)                                  0.000039

(6)  Net Investment Rate (4) - (5)                                                          0.000296

(7)  Net Investment Factor 1.000000 + (6)                                                   1.000296

(8)  Accumulation Unit Value -- Current Period (1) X (7)                             $      1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-    must be new payments to the Contract, including the initial payment,

-    must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub- Accounts over a specified time period and

-    will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program. Payments made to the Contract during the same month will be part of the same Enhanced Automatic Transfer Program if the length of the time period is the same and the enhanced rate is the same. The allocation for all of the amounts in the same program will be in accordance with the instructions for the most recent payment to this program. The monthly transfer will be made on the date designated for the initial payment to this program. The amount allocated will be determined by dividing the amount in the program by the number of remaining months. For example, for a six-month program, the first automatic transfer will be 1/6th of the balance; the second automatic transfer will be 1/5th of the balance, and so on.

Payments to different Enhanced Automatic Transfer Programs will be handled in accordance with the instructions for each particular program.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                       MINIMUM
      CONTRACT         MINIMUM        GUARANTEED
     ANNIVERSARY     GUARANTEED         ANNUAL
     AT EXERCISE    BENEFIT BASE      INCOME(1)
     -----------    -------------    -----------
         10         $     171,034    $    12,786
         15         $     218,287    $    18,571

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 years are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments.

PERFORMANCE
Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified period that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                P(1 + T) (TO THE POWER OF n)   =   ERV

         Where:                          P     =   a hypothetical initial payment to the
                                                   Variable Account of $1,000

                                         T     =   average annual total return

                                         n     =   number of years

                                         ERV   =   the ending redeemable value of the $1,000
                                                   payment at the end of the
                                                   specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

  YEARS FROM DATE OF PAYMENT TO DATE     CHARGE AS PERCENTAGE OF NEW PURCHASE
             OF WITHDRAWAL                        PAYMENTS WITHDRAWN
             -------------                        ------------------
              Less than 4                                8.5%
              Less than 5                                7.5%
              Less than 6                                6.5%
              Less than 7                                5.5%
              Less than 8                                3.5%
              Less than 9                                1.5%
              Thereafter                                   0

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

         P(1 + T) (TO THE POWER OF (n))   =    EV

      Where:                        P     =    a hypothetical initial payment to the
                                               Variable Account of $1,000

                                    T     =    average annual total return

                                    n     =    number of years

                                    EV    =    the ending value of the $1,000 payment
                                               at the end of the specified period.

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of Supplemental Total Return does not include the deduction of the $35 annual Contract fee.

PERFORMANCE TABLES

Quotations of average annual total return as shown in Table 1A are calculated in the standardized manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the effect of the $35 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time, except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

Performance results in Tables 1A and 2A reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither set of tables include optional Rider charges and neither sets reflects the 5% Payment Credit. Performance results in Tables 3 and 4, however, do reflect the 5% Payment Credit but also include all applicable deductions for the Contract Fee, Sub-Account charges, Underlying Fund charges and assume that the Contract is surrendered at the end of the applicable period. They do not include any optional Rider charge.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under this Contract.

The performance shown in Table 3 is calculated in exactly the same manner as that in Table 1A except that it is adjusted upward to reflect the 5% Payment Credit. Similarly, performance shown in Table 4 is calculated in exactly the same manner as that in Table 2A but is adjusted upward to reflect the 5% Payment Credit.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2004
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                              FOR YEAR                     SINCE
                                                              SUB-ACCOUNT      ENDED                    INCEPTION OF
                                                             INCEPTION DATE   12/31/04     5 YEARS      SUB-ACCOUNT
                                                             --------------   --------   ------------   ------------
AIT Core Equity Fund                                             5/1/02           0.99%           N/A           1.29%
AIT Equity Index Fund                                            10/6/00          0.79%           N/A          -5.29%
AIT Government Bond Fund                                         5/1/02          -6.62%           N/A          -0.02%
AIT Money Market Fund                                            10/8/92         -7.85%         -0.11%          1.20%
AIT Select Capital Appreciation Fund                             4/28/95          8.38%          3.59%         11.02%
AIT Select Growth Fund                                           9/8/92          -1.83%        -12.01%          6.57%
AIT Select International Equity Fund                             5/3/94           4.53%         -6.24%          4.36%
AIT Select Investment Grade Income Fund                          9/8/92          -5.11%          3.80%          3.97%
AIT Select Value Opportunity Fund                                2/20/98          9.02%         12.55%          7.89%
AIM V.I. Aggressive Growth Fund                                  10/6/00          2.22%           N/A         -10.04%
AIM V.I. Blue Chip Fund                                          10/6/00         -4.30%           N/A         -11.22%
AIM V.I. Dynamics Fund                                           10/6/00          3.66%           N/A         -13.46%
AIM V.I. Health Sciences Fund                                    10/6/00         -1.64%           N/A          -4.40%
AIM V.I. Premier Equity Fund                                     10/6/00         -3.30%           N/A          -9.16%
AIM V.I. Basic Value Fund                                        5/1/02           1.38%           N/A           0.37%
AIM V.I. Capital Development Fund                                5/1/02           5.44%           N/A           1.50%
AllianceBernstein Large Cap Growth Portfolio                     10/15/99        -0.89%        -11.32%         -7.01%
AllianceBernstein Global Technology Portfolio                    5/1/02          -3.87%           N/A          -2.94%
AllianceBernstein Growth and Income Portfolio                    10/6/00          1.58%           N/A           0.91%
AllianceBernstein Small/Mid Cap Value Portfolio                  5/1/02           8.92%           N/A           9.13%
AllianceBernstein Value Portfolio                                5/1/02           3.71%           N/A           3.86%
Eaton Vance VT Floating-Rate Income Fund                         5/1/01          -5.96%           N/A          -1.48%
Eaton Vance VT Worldwide Health Sciences Fund                    5/1/01          -2.85%           N/A          -0.30%
Fidelity VIP Contrafund(R) Portfolio                             10/6/00          5.57%           N/A           0.13%
Fidelity VIP Equity-Income Portfolio                             5/1/95           1.78%          1.41%          7.91%
Fidelity VIP Growth Portfolio                                    5/1/95          -5.62%         -9.64%          6.99%
Fidelity VIP Growth & Income Portfolio                           10/6/00         -3.25%           N/A          -3.54%
Fidelity VIP High Income Portfolio                               5/1/95           0.11%         -3.14%          1.93%
Fidelity VIP Mid Cap Portfolio                                   10/6/00         14.59%           N/A           8.53%
Fidelity VIP Value Strategies Portfolio                          5/1/02           4.13%           N/A           7.69%
FT VIP Franklin Large Cap Growth Securities Fund                 5/1/02          -1.27%           N/A           0.47%
FT VIP Franklin Small-Mid Cap Growth Securities Fund
                                                                 10/6/00          1.92%           N/A          -8.00%
FT VIP Franklin Small Cap Value Securities Fund                  5/1/02          13.51%           N/A           6.29%
FT VIP Mutual Shares Securities Fund                             10/6/00          2.97%           N/A           5.55%
FT VIP Templeton Foreign Securities Fund                         5/1/02           8.42%           N/A           3.99%
Janus Aspen Growth and Income Portfolio                          10/6/00          2.13%           N/A          -6.51%
Janus Aspen International Growth Portfolio                       10/6/00          8.54%           N/A          -8.05%
Janus Aspen Large Cap Growth Portfolio                           10/6/00         -4.77%           N/A         -12.71%
Janus Aspen Mid Cap Growth Portfolio                             10/6/00         10.26%           N/A         -16.63%
MFS(R) Mid Cap Growth Series                                     5/1/02           4.63%           N/A           0.02%
MFS(R) New Discovery Series                                      5/1/02          -2.85%           N/A          -1.71%
MFS(R) Total Return Series                                       5/1/02           1.56%           N/A           2.43%
MFS(R) Utilities Series                                          5/1/02          19.53%           N/A          11.82%
Oppenheimer Balanced Fund/VA                                     5/1/02           0.43%           N/A           3.95%

                                                                              FOR YEAR                     SINCE
                                                               SUB-ACCOUNT     ENDED                    INCEPTION OF
                                                             INCEPTION DATE   12/31/04      5 YEARS     SUB-ACCOUNT
                                                             --------------   --------   ------------   ------------
Oppenheimer Capital Appreciation Fund/VA                         5/1/02          -2.48%           N/A          -0.50%
Oppenheimer Global Securities Fund/VA                            5/1/02           8.74%           N/A           6.60%
Oppenheimer High Income Fund/VA                                  5/1/02          -0.55%           N/A           5.48%
Oppenheimer Main Street Fund/VA                                  5/1/02          -0.16%           N/A           0.07%
Pioneer Fund VCT Portfolio                                       5/1/01           1.45%           N/A          -3.33%
Pioneer Real Estate Shares VCT Portfolio                         5/1/01          24.97%           N/A          17.95%
Scudder VIT EAFE Equity Index Fund                               10/6/00          8.91%           N/A          -5.12%
Scudder VIT Small Cap Index Fund                                 10/6/00          7.70%           N/A           4.87%
Scudder Technology Growth Portfolio                              10/6/00         -6.80%           N/A         -18.66%
SVS Dreman Financial Services Portfolio                          10/6/00          2.43%           N/A           5.03%
T. Rowe Price International Stock Portfolio                      5/1/95           3.90%         -7.80%          1.91%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2004
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                              FOR YEAR                     SINCE
                                                               SUB-ACCOUNT      ENDED                   INCEPTION OF
                                                             INCEPTION DATE   12/31/04      5 YEARS      SUB-ACCOUNT
                                                             --------------   --------   ------------   ------------
AIT Core Equity Fund                                             5/1/02           8.86%           N/A           4.19%
AIT Equity Index Fund                                           10/6/00           8.78%           N/A          -3.64%
AIT Government Bond Fund                                         5/1/02           0.69%           N/A           2.86%
AIT Money Market Fund                                           10/8/92          -0.50%          1.35%          2.67%
AIT Select Capital Appreciation Fund                            4/28/95          16.96%          5.04%         11.91%
AIT Select Growth Fund                                           9/8/92           5.94%        -10.74%          6.59%
AIT Select International Equity Fund                             5/3/94          12.87%         -4.72%          5.54%
AIT Select Investment Grade Income Fund                          9/8/92           2.52%          5.24%          5.34%
AIT Select Value Opportunity Fund                               2/20/98          17.68%         13.62%          8.58%
AIM V.I. Aggressive Growth Fund                                 10/6/00          10.24%           N/A          -8.53%
AIM V.I. Blue Chip Fund                                         10/6/00           3.21%           N/A          -9.74%
AIM V.I. Dynamics Fund                                          10/6/00          11.75%           N/A         -12.05%
AIM V.I. Health Sciences Fund                                   10/6/00           6.06%           N/A          -2.85%
AIM V.I. Premier Equity Fund                                    10/6/00           4.29%           N/A          -7.63%
AIM V.I. Basic Value Fund                                        5/1/02           9.29%           N/A           3.25%
AIM V.I. Capital Development Fund                                5/1/02          13.65%           N/A           4.40%
AllianceBernstein Large Cap Growth Portfolio                    10/15/99          7.10%         -9.72%         -5.58%
AllianceBernstein Global Technology Portfolio                    5/1/02           3.62%           N/A          -0.17%
AllianceBernstein Growth and Income Portfolio                   10/6/00           9.67%           N/A           2.68%
AllianceBernstein Small/Mid Cap Value Portfolio                  5/1/02          17.41%           N/A          11.84%
AllianceBernstein Value Portfolio                                5/1/02          11.79%           N/A           6.78%
Eaton Vance VT Floating-Rate Income Fund                         5/1/01           1.39%           N/A           0.58%
Eaton Vance VT Worldwide Health Sciences Fund                    5/1/01           4.75%           N/A           1.79%
Fidelity VIP Contrafund(R) Portfolio                            10/6/00          13.86%           N/A           1.77%
Fidelity VIP Equity-Income Portfolio                             5/1/95           9.97%          3.00%          8.84%
Fidelity VIP Growth Portfolio                                    5/1/95           1.93%         -8.09%          7.86%
Fidelity VIP Growth & Income Portfolio                          10/6/00           4.32%           N/A          -1.98%
Fidelity VIP High Income Portfolio                               5/1/95           8.06%         -1.65%          2.95%
Fidelity VIP Mid Cap Portfolio                                  10/6/00          23.17%           N/A           9.94%
Fidelity VIP Value Strategies Portfolio                          5/1/02          12.25%           N/A          10.45%
FT VIP Franklin Large Cap Growth Securities Fund                 5/1/02           6.42%           N/A           3.33%
FT VIP Franklin Small-Mid Cap Growth Securities Fund            10/6/00           9.91%           N/A          -6.46%
FT VIP Franklin Small Cap Value Securities Fund                  5/1/02          22.02%           N/A           9.11%
FT VIP Mutual Shares Securities Fund                            10/6/00          11.06%           N/A           7.06%
FT VIP Templeton Foreign Securities Fund                         5/1/02          16.87%           N/A           6.92%
Janus Aspen Growth and Income Portfolio                         10/6/00          10.12%           N/A          -4.98%
Janus Aspen International Growth Portfolio                      10/6/00          17.03%           N/A          -6.55%
Janus Aspen Large Cap Growth Portfolio                          10/6/00           2.74%           N/A         -11.19%
Janus Aspen Mid Cap Growth Portfolio                            10/6/00          18.79%           N/A         -15.26%
MFS(R) Mid Cap Growth Series                                     5/1/02          12.78%           N/A           2.88%
MFS(R) New Discovery Series                                      5/1/02           4.72%           N/A           1.09%
MFS(R) Total Return Series                                       5/1/02           9.47%           N/A           5.36%
MFS(R) Utilities Series                                          5/1/02          28.03%           N/A          14.41%
Oppenheimer Balanced Fund/VA                                     5/1/02           8.26%           N/A           6.87%
Oppenheimer Capital Appreciation Fund/VA                         5/1/02           5.12%           N/A           2.34%
Oppenheimer Global Securities Fund/VA                            5/1/02          17.21%           N/A           9.41%

                                                                                FOR YEAR                       SINCE
                                                              SUB-ACCOUNT        ENDED                      INCEPTION OF
                                                             INCEPTION DATE     12/31/04       5 YEARS      SUB-ACCOUNT
                                                             --------------   ------------   ------------   ------------
Oppenheimer High Income Fund/VA                                  5/1/02               7.21%           N/A           8.34%
Oppenheimer Main Street Fund/VA                                  5/1/02               7.62%           N/A           2.92%
Pioneer Fund VCT Portfolio                                       5/1/01               9.37%           N/A          -1.31%
Pioneer Real Estate Shares VCT Portfolio                         5/1/01              33.50%           N/A          19.44%
Scudder VIT EAFE Equity Index Fund                              10/6/00              17.40%           N/A          -3.62%
Scudder VIT Small Cap Index Fund                                10/6/00              16.11%           N/A           6.38%
Scudder Technology Growth Portfolio                             10/6/00               0.50%           N/A         -17.30%
SVS Dreman Financial Services Portfolio                         10/6/00              10.44%           N/A           6.53%
T. Rowe Price International Stock Portfolio                      5/1/95              12.18%         -6.29%          2.98%

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2004
                      SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                                 10 YEARS OR
                                                                                                                    SINCE
                                                               UNDERLYING        FOR YEAR                        INCEPTION OF
                                                                  FUND            ENDED                           UNDERLYING
                                                             INCEPTION DATE      12/31/04         5 YEARS       FUND (IF LESS)
                                                             --------------   --------------   --------------   --------------
AIT Core Equity Fund*                                           4/29/85                 0.99%           -6.67%            8.08%
AIT Equity Index Fund*                                          9/28/90                 0.79%           -5.29%           10.01%
AIT Government Bond Fund*                                       8/26/91                -6.62%            3.30%            4.67%
AIT Money Market Fund*                                          4/29/85                -7.85%           -0.11%            1.20%
AIT Select Capital Appreciation Fund*                           4/28/95                 8.38%            3.59%           11.00%
AIT Select Growth Fund*                                         8/21/92                -1.83%          -12.01%            6.57%
AIT Select International Equity Fund*                            5/2/94                 4.53%           -6.24%            4.36%
AIT Select Investment Grade Income Fund*                        4/29/85                -5.11%            3.80%            3.97%
AIT Select Value Opportunity Fund*                              4/30/93                 9.02%           12.55%           11.64%
AIM V.I. Aggressive Growth Fund                                  5/1/98                 2.22%           -6.29%            0.45%
AIM V.I. Blue Chip Fund                                         12/29/99               -4.30%           -9.76%           -9.61%
AIM V.I. Dynamics Fund                                          8/25/97                 3.66%           -9.25%            2.37%
AIM V.I. Health Sciences Fund                                   5/22/97                -1.64%            0.64%            7.42%
AIM V.I. Premier Equity Fund                                     5/5/93                -3.30%           -9.76%            7.14%
AIM V.I. Basic Value Fund*                                      9/10/01                 1.38%             N/A             1.21%
AIM V.I. Capital Development Fund*                               5/1/98                 5.44%            1.25%            3.59%
AllianceBernstein Large Cap Growth Portfolio                    6/26/92                -0.89%          -11.32%            9.26%
AllianceBernstein Global Technology Portfolio *                 1/11/96                -3.87%          -14.84%            4.63%
AllianceBernstein Growth and Income Portfolio*                  1/14/91                 1.58%            2.50%           12.53%
AllianceBernstein Small/Mid Cap Value Portfolio*                 5/1/01                 8.92%             N/A            13.25%
AllianceBernstein Value Portfolio*                               5/1/01                 3.71%             N/A             3.24%
Eaton Vance VT Floating-Rate Income Fund                         5/1/01                -5.96%             N/A            -1.48%
Eaton Vance VT Worldwide Health Sciences Fund                    5/1/01                -2.85%             N/A            -0.30%
Fidelity VIP Contrafund(R) Portfolio                             1/3/95                 5.57%           -0.83%           12.52%
Fidelity VIP Equity-Income Portfolio                            10/9/86                 1.78%            1.41%            8.71%
Fidelity VIP Growth Portfolio                                   10/9/86                -5.62%           -9.64%            7.44%
Fidelity VIP Growth & Income Portfolio                          12/31/96               -3.25%           -3.50%            5.44%
Fidelity VIP High Income Portfolio                              9/19/85                 0.11%           -3.14%            2.50%
Fidelity VIP Mid Cap Portfolio                                  12/28/98               14.59%           12.54%           18.66%
Fidelity VIP Value Strategies Portfolio                         2/20/02                 4.13%             N/A             9.10%
FT VIP Franklin Large Cap Growth Securities Fund*                5/1/96                -1.27%           -3.59%            6.80%
FT VIP Franklin Small-Mid Cap Growth Securities Fund*           11/1/95                 1.92%           -7.26%            8.36%
FT VIP Franklin Small Cap Value Securities Fund*                 5/1/98                13.51%           13.61%            5.87%
FT VIP Mutual Shares Securities Fund*                           11/8/96                 2.97%            4.53%            7.80%
FT VIP Templeton Foreign Securities Fund*                        5/1/92                 8.42%           -1.80%            7.17%
Janus Aspen Growth and Income Portfolio                          5/1/98                 2.13%           -7.00%            5.77%
Janus Aspen International Growth Portfolio                       5/2/94                 8.54%           -8.15%           10.62%
Janus Aspen Large Cap Growth Portfolio                          9/13/93                -4.77%          -10.34%            7.36%
Janus Aspen Mid Cap Growth Portfolio                            9/13/93                10.26%          -15.98%            6.81%
MFS(R) Mid Cap Growth Series*                                    5/1/00                 4.63%             N/A            -9.71%
MFS(R) New Discovery Series*                                     5/1/98                -2.85%           -4.83%            4.98%
MFS(R) Total Return Series*                                      1/3/95                 1.56%            4.38%            9.50%
MFS(R) Utilities Series*                                         1/3/95                19.53%           -0.89%           11.77%
Oppenheimer Balanced Fund/VA*                                    2/9/87                 0.43%            3.01%            8.35%

                                                                                                                 10 YEARS OR
                                                                                                                    SINCE
                                                               UNDERLYING        FOR YEAR                        INCEPTION OF
                                                                  FUND            ENDED                           UNDERLYING
                                                             INCEPTION DATE      12/31/04         5 YEARS       FUND (IF LESS)
                                                             --------------   --------------   --------------   --------------
Oppenheimer Capital Appreciation Fund/VA*                        4/3/85                -2.48%           -5.08%           11.19%
Oppenheimer Global Securities Fund/VA*                          11/12/90                8.74%            1.14%           10.75%
Oppenheimer High Income Fund/VA*                                4/30/86                -0.55%            2.26%            6.00%
Oppenheimer Main Street Fund/VA*                                 7/5/95                -0.16%           -4.47%            8.33%
Pioneer Fund VCT Portfolio*                                     10/31/97                1.45%           -3.54%            2.98%
Pioneer Real Estate Shares VCT Portfolio                         3/1/95                24.97%           18.48%           13.02%
Scudder VIT EAFE Equity Index Fund                              8/22/97                 8.91%           -7.39%           -0.13%
Scudder VIT Small Cap Index Fund                                8/22/97                 7.70%            3.31%            5.29%
Scudder Technology Growth Portfolio                              5/3/99                -6.80%          -14.97%           -4.07%
SVS Dreman Financial Services Portfolio                          5/4/98                 2.43%            7.01%            3.84%
T. Rowe Price International Stock Portfolio                     3/31/94                 3.90%           -7.80%            1.85%


     (1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

     * These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2004
                     SINCE INCEPTION OF UNDERLYING FUND (1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                                 10 YEARS OR
                                                                                                                    SINCE
                                                               UNDERLYING        FOR YEAR                        INCEPTION OF
                                                                  FUND            ENDED                           UNDERLYING
                                                             INCEPTION DATE      12/31/04         5 YEARS       FUND (IF LESS)
                                                             --------------   --------------   --------------   --------------
AIT Core Equity Fund*                                           4/29/85                 8.86%           -5.42%            8.08%
AIT Equity Index Fund*                                          9/28/90                 8.78%           -3.93%           10.03%
AIT Government Bond Fund*                                       8/26/91                 0.69%            4.60%            4.68%
AIT Money Market Fund*                                          4/29/85                -0.50%            1.35%            2.67%
AIT Select Capital Appreciation Fund*                           4/28/95                16.96%            5.04%           11.90%
AIT Select Growth Fund*                                         8/21/92                 5.94%          -10.74%            6.59%
AIT Select International Equity Fund*                            5/2/94                12.87%           -4.72%            5.54%
AIT Select Investment Grade Income Fund*                        4/29/85                 2.52%            5.24%            5.34%
AIT Select Value Opportunity Fund*                              4/30/93                17.68%           13.62%           12.78%
AIM V.I. Aggressive Growth Fund                                  5/1/98                10.24%           -4.99%            1.22%
AIM V.I. Blue Chip Fund                                         12/29/99                3.21%           -8.51%           -8.50%
AIM V.I. Dynamics Fund                                          8/25/97                11.75%           -8.01%            2.79%
AIM V.I. Health Sciences Fund                                   5/22/97                 6.06%            2.01%            7.72%
AIM V.I. Premier Equity Fund                                     5/5/93                 4.29%           -8.49%            7.16%
AIM V.I. Basic Value Fund*                                      9/10/01                 9.29%             N/A             3.54%
AIM V.I. Capital Development Fund*                               5/1/98                13.65%            2.59%            4.26%
AllianceBernstein Large Cap Growth Portfolio                    6/26/92                 7.10%           -9.72%           10.13%
AllianceBernstein Global Technology Portfolio *                 1/11/96                 3.62%          -13.71%            4.75%
AllianceBernstein Growth and Income Portfolio*                  1/14/91                 9.67%            3.93%           12.55%
AllianceBernstein Small/Mid Cap Value Portfolio *                5/1/01                17.41%             N/A            14.89%
AllianceBernstein Value Portfolio*                               5/1/01                11.79%             N/A             5.32%
Eaton Vance VT Floating-Rate Income Fund                         5/1/01                 1.39%             N/A             0.58%
Eaton Vance VT Worldwide Health Sciences Fund                    5/1/01                 4.75%             N/A             1.79%
Fidelity VIP Contrafund(R) Portfolio                             1/3/95                13.86%            0.54%           12.53%
Fidelity VIP Equity-Income Portfolio                            10/9/86                 9.97%            3.00%            9.76%
Fidelity VIP Growth Portfolio                                   10/9/86                 1.93%           -8.09%            8.44%
Fidelity VIP Growth & Income Portfolio                          12/31/96                4.32%           -2.19%            5.75%
Fidelity VIP High Income Portfolio                              9/19/85                 8.06%           -1.65%            3.70%
Fidelity VIP Mid Cap Portfolio                                  12/28/98               23.17%           13.50%           19.07%
Fidelity VIP Value Strategies Portfolio                         2/20/02                12.25%             N/A            11.58%
FT VIP Franklin Large Cap Growth Securities Fund*                5/1/96                 6.42%           -2.31%            6.90%
FT VIP Franklin Small-Mid Cap Growth Securities Fund*           11/1/95                 9.91%           -5.97%            8.38%
FT VIP Franklin Small Cap Value Securities Fund*                 5/1/98                22.02%           14.50%            6.46%
FT VIP Mutual Shares Securities Fund*                           11/8/96                11.06%            5.80%            7.93%
FT VIP Templeton Foreign Securities Fund*                        5/1/92                16.87%           -0.49%            7.17%
Janus Aspen Growth and Income Portfolio                          5/1/98                10.12%           -5.72%            6.38%
Janus Aspen International Growth Portfolio                       5/2/94                17.03%           -6.89%           10.63%
Janus Aspen Large Cap Growth Portfolio                          9/13/93                 2.74%           -9.06%            7.38%
Janus Aspen Mid Cap Growth Portfolio                            9/13/93                18.79%          -14.83%            6.82%
MFS(R) Mid Cap Growth Series*                                    5/1/00                12.78%             N/A            -8.42%
MFS(R) New Discovery Series*                                     5/1/98                 4.72%           -3.56%            5.60%
MFS(R) Total Return Series*                                      1/3/95                 9.47%            5.62%            9.51%
MFS(R) Utilities Series*                                         1/3/95                28.03%            0.42%           11.77%
Oppenheimer Balanced Fund/VA*                                    2/9/87                 8.26%            4.31%            8.35%

                                                                                                                 10 YEARS OR
                                                                                                                    SINCE
                                                               UNDERLYING        FOR YEAR                        INCEPTION OF
                                                                  FUND            ENDED                           UNDERLYING
                                                             INCEPTION DATE      12/31/04         5 YEARS       FUND (IF LESS)
                                                             --------------   --------------   --------------   --------------
Oppenheimer Capital Appreciation Fund/VA*                        4/3/85                 5.12%           -3.82%           11.19%
Oppenheimer Global Securities Fund/VA*                          11/12/90               17.21%            2.48%           10.75%
Oppenheimer High Income Fund/VA*                                4/30/86                 7.21%            3.60%            6.00%
Oppenheimer Main Street Fund/VA*                                 7/5/95                 7.62%           -3.21%            8.33%
Pioneer Fund VCT Portfolio*                                     10/31/97                9.37%           -1.54%            4.56%
Pioneer Real Estate Shares VCT Portfolio                         3/1/95                33.50%           19.24%           13.03%
Scudder VIT EAFE Equity Index Fund                              8/22/97                17.40%           -6.15%            0.29%
Scudder VIT Small Cap Index Fund                                8/22/97                16.11%            4.60%            5.64%
Scudder Technology Growth Portfolio                              5/3/99                 0.50%          -13.79%           -3.07%
SVS Dreman Financial Services Portfolio                          5/4/98                10.44%            8.14%            4.52%
T. Rowe Price International Stock Portfolio                     3/31/94                12.18%           -6.29%            3.18%


     (1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

     * These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                     TABLE 3
                      FOR PERIODS ENDING DECEMBER 31, 2004
                         SINCE INCEPTION OF SUB-ACCOUNT


            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                 FOR YEAR                            SINCE
                                                              SUB-ACCOUNT         ENDED                           INCEPTION OF
                                                             INCEPTION DATE      12/31/04          5 YEARS        SUB-ACCOUNT
                                                             --------------   --------------    --------------   --------------
AIT Core Equity Fund                                             5/1/02                 6.02%              N/A             3.13%
AIT Equity Index Fund                                           10/6/00                 5.22%              N/A            -4.78%
AIT Government Bond Fund                                         5/1/02                -2.06%              N/A             1.71%
AIT Money Market Fund                                           10/8/92                -4.54%            -0.46%             1.71%
AIT Select Capital Appreciation Fund                            4/30/95                12.88%             3.43%           11.03%
AIT Select Growth Fund                                           9/8/92                 2.69%           -11.55%            6.60%
AIT Select International Equity Fund                             5/3/94                 8.30%            -6.75%            3.88%
AIT Select Investment Grade Income Fund                          9/8/92                -2.11%             3.09%            3.88%
AIT Select Value Opportunity Fund                               2/20/98                13.44%            12.22%            7.24%
AIM V.I. Aggressive Growth Fund                                 10/6/00                 6.91%              N/A            -9.37%
AIM V.I. Blue Chip Fund                                         10/6/00                 0.05%              N/A           -10.59%
AIM V.I. Dynamics Fund                                          10/6/00                 8.64%              N/A           -12.61%
AIM V.I. Health Sciences Fund                                   10/6/00                 2.93%              N/A            -3.63%
AIM V.I. Premier Equity Fund                                    10/6/00                 1.02%              N/A            -8.58%
AIM V.I. Basic Value Fund                                        5/1/02                 6.41%              N/A             2.19%
AIM V.I. Capital Development Fund                                5/1/02                10.83%              N/A             3.37%
AllianceBernstein Large Cap Growth Portfolio                    10/15/99                1.90%           -12.46%           -8.14%
AllianceBernstein Global Technology Portfolio                    5/1/02                 0.93%              N/A            -1.15%
AllianceBernstein Growth and Income Portfolio                   10/6/00                 5.47%              N/A             0.90%
AllianceBernstein Small/Mid Cap Value Portfolio                  5/1/02                14.76%              N/A            11.25%
AllianceBernstein Value Portfolio                                5/1/02                 8.88%              N/A             5.90%
Eaton Vance VT Floating-Rate Income Fund                         5/1/01                -1.44%              N/A            -0.35%
Eaton Vance VT Worldwide Health Sciences Fund                    5/1/01                 1.78%              N/A             0.81%
Fidelity VIP Contrafund(R) Portfolio                            10/6/00                10.53%              N/A             0.84%
Fidelity VIP Equity-Income Portfolio                             5/1/95                 4.83%             0.40%            7.09%
Fidelity VIP Growth Portfolio                                    5/1/95                -2.75%           -10.45%            6.36%
Fidelity VIP Growth & Income Portfolio                          10/6/00                 1.30%              N/A            -2.69%
Fidelity VIP High Income Portfolio                               5/1/95                 3.89%            -3.36%            2.09%
Fidelity VIP Mid Cap Portfolio                                  10/6/00                20.20%              N/A             9.30%
Fidelity VIP Value Strategies Portfolio                          5/1/02                 9.35%              N/A             9.80%
FT VIP Franklin Large Cap Growth Securities Fund                 5/1/02                 3.66%              N/A             2.31%
FT VIP Franklin Small-Mid Cap Growth Securities Fund            10/6/00                 6.60%              N/A            -7.31%
FT VIP Franklin Small Cap Value Securities Fund                 10/6/00                19.58%              N/A             8.35%
FT VIP Mutual Shares Securities Fund                            10/6/00                 7.63%              N/A             6.35%
FT VIP Templeton Foreign Securities Fund                         5/1/02                14.17%              N/A             6.02%
Janus Aspen Growth and Income Portfolio                         10/6/00                 6.92%              N/A            -5.71%
Janus Aspen International Growth Portfolio                      10/6/00                14.03%              N/A            -7.26%
Janus Aspen Large Cap Growth Portfolio                          10/6/00                -0.62%              N/A           -12.25%
Janus Aspen Mid Cap Growth Portfolio                            10/6/00                16.01%              N/A           -15.81%
MFS(R) Mid Cap Growth Series                                     5/1/02                 9.91%              N/A             1.86%
MFS(R) New Discovery Series                                      5/1/02                 2.01%              N/A             0.10%
MFS(R) Total Return Series                                       5/1/02                 6.60%              N/A             4.35%
MFS(R) Utilities Series                                          5/1/02                25.93%              N/A            13.99%
Oppenheimer Balanced Fund/VA                                     5/1/02                 5.45%              N/A             6.00%
Oppenheimer Capital Appreciation Fund/VA                         5/1/02                 2.39%              N/A             1.32%

                                                                                 FOR YEAR                            SINCE
                                                              SUB-ACCOUNT         ENDED                           INCEPTION OF
                                                             INCEPTION DATE      12/31/04          5 YEARS        SUB-ACCOUNT
                                                             --------------   --------------    --------------   --------------
Oppenheimer Global Securities Fund/VA                            5/1/02                14.56%              N/A             8.68%
Oppenheimer High Income Fund/VA                                  5/1/02                 4.39%              N/A             7.53%
Oppenheimer Main Street Fund/VA                                  5/1/02                 4.82%              N/A             1.90%
Pioneer Fund VCT Portfolio                                       5/1/01                 6.41%              N/A            -2.15%
Pioneer Real Estate Shares VCT Portfolio                         5/1/01                31.45%              N/A            19.39%
Scudder VIT EAFE Equity Index Fund                              10/6/00                14.68%              N/A            -4.10%
Scudder VIT Small Cap Index Fund                                10/6/00                13.27%              N/A             6.03%
Scudder Technology Growth Portfolio                             10/6/00                -2.43%              N/A           -17.94%
SVS Dreman Financial Services Portfolio                         10/6/00                 7.32%              N/A             6.09%
T. Rowe Price International Stock Portfolio                      5/1/95                 7.58%            -8.32%            1.78%

                                     TABLE 4
                      FOR PERIODS ENDING DECEMBER 31, 2004
                      SINCE INCEPTION OF UNDERLYING FUND(1)


            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                                  10 YEARS OR
                                                                                                                     SINCE
                                                                UNDERLYING       FOR YEAR                        INCEPTION OF
                                                                   FUND           ENDED                           UNDERLYING
                                                              INCEPTION DATE     12/31/04        5 YEARS         FUND (IF LESS)
                                                              ---------------   ----------   ---------------   -----------------
AIT Core Equity Fund*                                             4/29/85             6.02%            -5.77%               8.58%
AIT Equity Index Fund*                                            9/28/90             5.22%            -5.01%               9.82%
AIT Government Bond Fund*                                         8/26/91            -2.06%             4.25%               5.05%
AIT Money Market Fund*                                            4/29/85            -4.54%            -0.46%               1.71%
AIT Select Capital Appreciation Fund*                             4/28/95            12.88%             3.43%              11.02%
AIT Select Growth Fund*                                           8/21/92             2.69%           -11.55%               6.60%
AIT Select International Equity Fund*                             5/2/94              8.30%            -6.75%               4.35%
AIT Select Investment Grade Income Fund*                          4/29/85            -2.11%             3.09%               3.88%
AIT Select Value Opportunity Fund*                                4/30/93            13.44%            12.22%              11.71%
AIM V.I. Aggressive Growth Fund                                   5/1/98              6.91%            -5.79%               0.75%
AIM V.I. Blue Chip Fund                                          12/29/99             0.05%            -9.31%              -9.13%
AIM V.I. Dynamics Fund                                            8/25/97             8.64%            -8.55%               2.86%
AIM V.I. Health Sciences Fund                                     5/22/97             2.93%             1.27%               7.75%
AIM V.I. Premier Equity Fund                                      5/5/93              1.02%            -9.38%               7.11%
AIM V.I. Basic Value Fund*                                        9/10/01             6.41%              N/A                2.68%
AIM V.I. Capital Development Fund*                                5/1/98             10.83%             2.26%               4.38%
AllianceBernstein Large Cap Growth Portfolio                      6/26/92             1.90%           -12.46%               8.24%
AllianceBernstein Global Technology Portfolio *                   1/11/96             0.93%           -14.01%               5.31%
AllianceBernstein Growth and Income Portfolio*                    1/14/91             5.47%             2.32%              11.74%
AllianceBernstein Small/Mid Cap Value Portfolio *                 5/1/01             14.76%              N/A               14.82%
AllianceBernstein Value Portfolio*                                5/1/01              8.88%              N/A                4.72%
Eaton Vance VT Floating-Rate Income Fund                          5/1/01             -1.44%              N/A               -0.35%
Eaton Vance VT Worldwide Health Sciences Fund                     5/1/01              1.78%              N/A                0.81%
Fidelity VIP Contrafund(R) Portfolio                              1/3/95             10.53%            -0.33%              12.55%
Fidelity VIP Equity-Income Portfolio                              10/9/86             4.83%             0.40%               8.00%
Fidelity VIP Growth Portfolio                                     10/9/86            -2.75%           -10.45%               6.92%
Fidelity VIP Growth & Income Portfolio                           12/31/96             1.30%            -2.84%               5.96%
Fidelity VIP High Income Portfolio                                9/19/85             3.89%            -3.36%               2.83%
Fidelity VIP Mid Cap Portfolio                                   12/28/98            20.20%            13.10%              19.02%
Fidelity VIP Value Strategies Portfolio                           2/20/02             9.35%              N/A               11.08%
FT VIP Franklin Large Cap Growth Securities Fund*                 5/1/96              3.66%            -2.65%               7.39%
FT VIP Franklin Small-Mid Cap Growth Securities Fund*             11/1/95             6.60%            -6.77%               8.47%
FT VIP Franklin Small Cap Value Securities Fund*                  5/1/98             19.58%            14.73%               6.64%
FT VIP Mutual Shares Securities Fund*                             11/8/96             7.63%             5.11%               7.93%
FT VIP Templeton Foreign Securities Fund*                         5/1/92             14.17%            -0.87%               7.65%
Janus Aspen Growth and Income Portfolio                           5/1/98              6.92%            -6.39%               6.25%
Janus Aspen International Growth Portfolio                        5/2/94             14.03%            -7.55%              10.83%
Janus Aspen Large Cap Growth Portfolio                            9/13/93            -0.62%           -10.08%               7.20%
Janus Aspen Mid Cap Growth Portfolio                              9/13/93            16.01%           -15.34%               7.12%
MFS(R) Mid Cap Growth Series*                                     5/1/00              9.91%              N/A               -8.76%
MFS(R) New Discovery Series*                                      5/1/98              2.01%            -3.90%               5.77%
MFS(R) Total Return Series*                                       1/3/95              6.60%             5.43%               9.99%

                                                                                                                  10 YEARS OR
                                                                                                                     SINCE
                                                                UNDERLYING       FOR YEAR                        INCEPTION OF
                                                                   FUND           ENDED                           UNDERLYING
                                                              INCEPTION DATE     12/31/04        5 YEARS         FUND (IF LESS)
                                                              ---------------   ----------   ---------------   -----------------
MFS(R) Utilities Series*                                          1/3/95             25.93%             0.08%              12.30%
Oppenheimer Balanced Fund/VA*                                     2/9/87              5.45%             4.08%               8.87%
Oppenheimer Capital Appreciation Fund/VA*                         4/3/85              2.39%            -4.16%              11.72%
Oppenheimer Global Securities Fund/VA*                           11/12/90            14.56%             2.12%              11.28%
Oppenheimer High Income Fund/VA*                                  4/30/86             4.39%             3.29%               6.48%
Oppenheimer Main Street Fund/VA*                                  7/5/95              4.82%            -3.55%               9.04%
Pioneer Fund VCT Portfolio*                                      10/31/97             6.41%            -2.02%               4.77%
Pioneer Real Estate Shares VCT Portfolio                          3/1/95             31.45%            19.47%              13.36%
Scudder VIT EAFE Equity Index Fund                                8/22/97            14.68%            -6.56%               0.45%
Scudder VIT Small Cap Index Fund                                  8/22/97            13.27%             4.25%               5.87%
Scudder Technology Growth Portfolio                               5/3/99             -2.43%           -14.41%              -3.53%
SVS Dreman Financial Services Portfolio                           5/4/98              7.32%             7.87%               4.39%
T. Rowe Price International Stock Portfolio                       3/31/94             7.58%            -8.32%               1.98%


     (1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

     * These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

     YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT


     Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2004:



                  Yield                              0.24%
                  Effective Yield                    0.24%


     The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

     The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

         Effective Yield     =      [(base period return + 1) (TO THE POWER OF (365/7)] - 1

     The calculations of yield and effective yield reflect the $35 annual Contract fee.

                              FINANCIAL STATEMENTS

     Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2004, and 2003 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 4 to the consolidated financial statements, effective January 1, 2004 the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional
Long-Duration Contracts and for Separate Accounts.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
February 24, 2005

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements Of Income

FOR THE YEARS ENDED DECEMBER 31,                                             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES

  Premiums                                                               $       39.5    $       41.9    $       48.1
  Universal life and investment product policy fees                             280.0           319.3           409.8
  Net investment income                                                         217.5           270.9           384.2
  Net realized investment gains (losses)                                          8.6            16.4          (137.7)
  Other income                                                                   40.2           121.1            97.7
                                                                         ------------    ------------    ------------
    Total revenues                                                              585.8           769.6           802.1
                                                                         ------------    ------------    ------------

BENEFITS, LOSSES AND EXPENSES
  Policy benefits, claims, losses and loss adjustment expenses                  231.1           265.2           485.6
  Policy acquisition expenses                                                   120.8           145.1           655.9
  Interest on trust instruments supported by funding obligations                 51.8            53.4            61.7
  Loss (gain) from retirement of trust instruments supported by
    funding obligations                                                           0.2            (5.7)         (102.6)
  Additional consideration received from sale of defined contribution
    business                                                                        -               -            (3.6)
  (Gain) loss from sale of universal life business                                  -            (5.5)           31.3
  Restructuring costs                                                             5.3            29.0            14.8
  Losses (gains) on derivative instruments                                        0.6            10.3           (40.3)
  Other operating expenses                                                      164.8           278.9           316.5
                                                                         ------------    ------------    ------------
    Total benefits, losses and expenses                                         574.6           770.7         1,419.3
                                                                         ------------    ------------    ------------
  Income (loss) before federal income taxes                                      11.2            (1.1)         (617.2)
                                                                         ------------    ------------    ------------

FEDERAL INCOME TAX BENEFIT
  Current                                                                       (80.5)            2.5           (28.5)
  Deferred                                                                       44.7           (19.9)         (215.3)
                                                                         ------------    ------------    ------------
    Total federal income tax benefit                                            (35.8)          (17.4)         (243.8)
                                                                         ------------    ------------    ------------

Income (loss) before cumulative effect of change in accounting
  principle                                                                      47.0            16.3          (373.4)

Cumulative effect of change in accounting principle                             (57.2)              -            (1.6)
                                                                         ------------    ------------    ------------
Net (loss) income                                                        $      (10.2)   $       16.3    $     (375.0)
                                                                         ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Balance Sheets

DECEMBER 31,                                                                           2004            2003
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
  Investments:
    Fixed maturities at fair value (amortized cost of $3,826.6 and $3,912.6)       $    3,976.1    $    4,080.1
    Equity securities at fair value (cost of $3.4 and $6.2)                                 5.6            10.3
    Mortgage loans                                                                         64.1           122.3
    Policy loans                                                                          256.4           268.0
    Other long-term investments                                                            54.7            80.0
                                                                                   ------------    ------------
      Total investments                                                                 4,356.9         4,560.7
                                                                                   ------------    ------------
  Cash and cash equivalents                                                               280.9           553.6
  Accrued investment income                                                                67.4            76.2
  Premiums, accounts and notes receivable, net                                              4.2             3.8
  Reinsurance receivable on paid and unpaid losses, benefits and
    unearned premiums                                                                     986.6         1,042.9
  Deferred policy acquisition costs                                                       694.1           894.6
  Deferred federal income taxes                                                           207.9           223.8
  Other assets                                                                            248.5           157.4
  Separate account assets                                                              10,455.0        11,835.4
                                                                                   ------------    ------------
      Total assets                                                                 $   17,301.5    $   19,348.4
                                                                                   ============    ============

LIABILITIES
  Policy liabilities and accruals:
    Future policy benefits                                                         $    3,462.3    $    3,556.8
    Outstanding claims and losses                                                         110.3           105.2
    Unearned premiums                                                                       3.4             3.5
    Contractholder deposit funds and other policy liabilities                             374.7           675.5
                                                                                   ------------    ------------
      Total policy liabilities and accruals                                             3,950.7         4,341.0
                                                                                   ------------    ------------
  Expenses and taxes payable                                                              645.4           764.7
  Reinsurance premiums payable                                                             12.3            12.1
  Trust instruments supported by funding obligations                                    1,126.0         1,200.3
  Separate account liabilities                                                         10,455.0        11,835.4
                                                                                   ------------    ------------
      Total liabilities                                                                16,189.4        18,153.5
                                                                                   ------------    ------------
  Commitments and contingencies (Notes 15 and 19)

SHAREHOLDER'S EQUITY
  Common stock, $1,000 par value, 10,000 shares authorized, 2,526
    shares issued and outstanding                                                           2.5             2.5
  Additional paid-in capital                                                            1,000.0         1,075.0
  Accumulated other comprehensive loss                                                    (21.1)          (23.5)
  Retained earnings                                                                       130.7           140.9
                                                                                   ------------    ------------
      Total shareholder's equity                                                        1,112.1         1,194.9
                                                                                   ------------    ------------
      Total liabilities and shareholder's equity                                   $   17,301.5    $   19,348.4
                                                                                   ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements of Shareholder's Equity

FOR THE YEARS ENDED DECEMBER 31,                                                  2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
COMMON STOCK
  Balance at beginning and end of year                                        $        2.5    $        2.5    $        2.5
                                                                              ------------    ------------    ------------
ADDITIONAL PAID-IN CAPITAL
  Balance at beginning of year                                                     1,075.0         1,075.0           887.0
  Return of capital                                                                  (75.0)              -           188.0
                                                                              ------------    ------------    ------------
  Balance at end of year                                                           1,000.0         1,075.0         1,075.0
                                                                              ------------    ------------    ------------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

  Net unrealized appreciation (depreciation) on investments and derivative instruments:
  Balance at beginning of year                                                         3.1            14.8            21.0
  Appreciation (depreciation) during the period:
    Net appreciation (depreciation) on available-for-sale securities and
      derivative instruments                                                          10.8           (17.9)           (9.6)
    (Provision) benefit for deferred federal income taxes                             (3.8)            6.2             3.4
                                                                              ------------    ------------    ------------
                                                                                       7.0           (11.7)           (6.2)
                                                                              ------------    ------------    ------------
  Balance at end of year                                                              10.1             3.1            14.8
                                                                              ------------    ------------    ------------
  Minimum Pension Liability:
  Balance at beginning of year                                                       (26.6)          (44.0)          (15.5)
  (Increase) decrease during the period:
    (Increase) decrease in minimum pension liability                                  (7.1)           26.8           (43.8)
    Benefit (provision) for deferred federal income taxes                              2.5            (9.4)           15.3
                                                                              ------------    ------------    ------------
                                                                                      (4.6)           17.4           (28.5)
                                                                              ------------    ------------    ------------
  Balance at end of year                                                             (31.2)          (26.6)          (44.0)
                                                                              ------------    ------------    ------------
  Total accumulated other comprehensive loss                                         (21.1)          (23.5)          (29.2)
                                                                              ------------    ------------    ------------

RETAINED EARNINGS
  Balance at beginning of year                                                       140.9           149.6           524.6
  Dividend                                                                               -           (25.0)              -
  Net (loss) income                                                                  (10.2)           16.3          (375.0)
                                                                              ------------    ------------    ------------
  Balance at end of year                                                             130.7           140.9           149.6
                                                                              ------------    ------------    ------------

    Total shareholder's equity                                                $    1,112.1    $    1,194.9    $    1,197.9
                                                                              ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements of Comprehensive (Loss) Income

FOR THE YEARS ENDED DECEMBER 31,                                                  2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Net (loss) income                                                             $      (10.2)   $       16.3    $     (375.0)
                                                                              ------------    ------------    ------------
Other comprehensive income (loss):
  Available-for-sale securities:
    Net (depreciation) appreciation during the period                                (19.9)          (10.7)           48.9
    Benefit (provision) for deferred federal income taxes                              6.9             3.7           (17.1)
                                                                              ------------    ------------    ------------
  Total available-for-sales securities                                               (13.0)           (7.0)           31.8
                                                                              ------------    ------------    ------------
  Derivative instruments:
    Net appreciation (depreciation) during the period                                 30.7            (7.2)          (58.5)
    (Provision) benefit for deferred federal income taxes                            (10.7)            2.5            20.5
                                                                              ------------    ------------    ------------
  Total derivatives instruments                                                       20.0            (4.7)          (38.0)
                                                                              ------------    ------------    ------------
                                                                                       7.0           (11.7)           (6.2)
                                                                              ------------    ------------    ------------
  Minimum pension liability:
    (Increase) decrease in minimum pension liability                                  (7.1)           26.8           (43.8)
    Benefit (provision) for deferred federal income taxes                              2.5            (9.4)           15.3
                                                                              ------------    ------------    ------------
                                                                                      (4.6)           17.4           (28.5)
                                                                              ------------    ------------    ------------
Other comprehensive income (loss)                                                      2.4             5.7           (34.7)
                                                                              ------------    ------------    ------------
Comprehensive (loss) income                                                   $       (7.8)   $       22.0    $     (409.7)
                                                                              ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31,                                                  2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net (loss) income                                                           $      (10.2)   $       16.3    $     (375.0)
  Adjustments to reconcile net (loss) income to net cash (used in)
    provided by operating activities:
    Net realized investment (gains) losses                                            (8.6)          (16.4)          137.7
    (Gains) losses on derivative instruments                                          (1.2)            6.9           (40.3)
    Losses on futures contracts                                                       25.1            10.2               -
    Impairment of capitalized technology                                                 -             3.4            29.8
    Net amortization and depreciation                                                 27.9            29.2            18.0
    Interest credited to contractholder deposit funds and trust
      instruments supported by funding obligations                                    46.1            57.4            84.4
    Gain from retirement of trust instruments supported by funding
      obligations                                                                      0.2            (5.7)         (102.6)
    (Gain) loss from sale of universal life business                                     -            (5.5)           31.3
    Deferred federal income taxes                                                     44.7           (19.9)         (215.3)
    Change in deferred acquisition costs                                             128.3           135.3           386.7
    Change in premiums and notes receivable, net of reinsurance
      premiums payable                                                                (0.3)         (500.4)            0.9
    Change in accrued investment income                                                8.9            13.4             7.4
    Change in policy liabilities and accruals, net                                  (322.0)         (412.4)         (221.7)
    Change in reinsurance receivable                                                  56.3            21.8            15.1
    Change in expenses and taxes payable                                             (85.9)         (223.1)          189.7
    Other, net                                                                        24.4            45.5            (3.3)
                                                                              ------------    ------------    ------------
      Net cash used in by operating activities                                       (66.3)         (844.0)          (57.2)
                                                                              ------------    ------------    ------------
CASH FLOWS FROM INVESTING ACTIVITIES
    Proceeds from disposals and maturities of available-for-sale fixed
      maturities                                                                     967.9         1,907.7         3,503.6
    Proceeds from disposals of equity securities                                       8.8            70.5             0.5
    Proceeds from disposals of other investments                                      43.0            64.3            60.4
    Proceeds from mortgages sold, matured or collected                                58.7            53.7            52.3
    Purchase of available-for-sale fixed maturities                                 (762.1)       (1,236.6)       (1,997.6)
    Purchase of equity securities                                                     (2.7)          (40.2)           (1.4)
    Purchase of other investments                                                     (5.0)          (21.9)          (31.3)
    Capital expenditures                                                              (5.8)           (5.0)          (11.5)
    Net receipts (payments) related to margin deposits on derivative
      instruments                                                                     (4.9)           56.6           (72.0)
    Proceeds from disposal company owned life insurance                                  -            64.9               -
    Other investing activities, net                                                    0.2            94.8            16.8
                                                                              ------------    ------------    ------------
      Net cash provided by investing activities                                      298.1         1,008.8         1,519.8
                                                                              ------------    ------------    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
    Deposits to contractholder deposit funds                                             -               -           100.0
    Withdrawals from contractholder deposit funds                                   (183.4)          (32.7)       (1,023.7)
    Deposits to trust instruments supported by funding obligations                       -               -           112.0
    Withdrawals from trust instruments supported by funding obligations             (182.7)         (156.9)         (578.9)
    Change in collateral related to securities lending program                      (138.4)          263.5            47.3
    (Dividend) capital contribution                                                      -            (0.6)           42.1
                                                                              ------------    ------------    ------------
      Net cash (used in) provided by financing activities                           (504.5)           73.3        (1,301.2)
                                                                              ------------    ------------    ------------
Net change in cash and cash equivalents                                             (272.7)          238.1           161.4
Cash and cash equivalents, beginning of period                                       553.6           315.5           154.1
                                                                              ------------    ------------    ------------
Cash and cash equivalents, end of period                                      $      280.9    $      553.6    $      315.5
                                                                              ============    ============    ============
SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments                                                             $          -    $          -    $       (0.7)
Income tax refunds                                                            $       52.0    $       29.8    $        9.1

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
Allmerica Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of First Allmerica Financial Life Insurance Company ("FAFLIC") and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFLIAC agreed with the Massachusetts Insurance Commissioner to maintain certain surplus levels indefinitely.

At December 31, 2004, the Company manages a block of existing variable annuity, variable universal life and traditional life insurance products, as well as certain group retirement products and a block of Guaranteed Investment Contracts ("GICs"). During 2003, the Company managed this existing life insurance business and also operated our independent broker/dealer business, which was conducted through VeraVest Investment, Inc. ("VeraVest"). VeraVest distributed third party investment and insurance products. In the fourth quarter of 2003, we announced the cessation of retail sales through VeraVest (see Note 3 - Significant Transactions). In addition, prior to September 30, 2002, the Company actively manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequent to our announcement on September 27, 2002 that we planned to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products, we ceased all new sales of these products.

Prior to September 2002, FAFLIC offered GICs. GICs, also referred to as funding agreements, are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The Company's declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical for FAFLIC to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during 2004, 2003 and the fourth quarter of 2002 (see Note 3 - Significant Transactions).

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

B. CLOSED BLOCK
FAFLIC established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C. VALUATION OF INVESTMENTS
In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholders' equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under Statement of Positions 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACT AND FOR SEPARATE ACCOUNTs ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Changes in the reserves for mortgage loans are included in realized investment gains or losses. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-01 accrue to the contract holder.

D. FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts, option contracts and futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E. DERIVATIVES AND HEDGING ACTIVITIES
All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (i.e., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair value, cash flow, or foreign currency hedge, or as a trading derivative instrument.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the derivative used in a cash flow hedge expires or is sold, terminated, or exercised, the gain or loss on the derivative will continue to be deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affects earnings. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

F. CASH AND CASH EQUIVALENTS
Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS
Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. In addition, the Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments, also referred to as sales inducements. Acquisition costs and sales inducements related to variable annuities and contractholder deposit funds that were deferred in 2002 and prior, are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products which were deferred in 2002 and prior are amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs ("DAC") and deferred sales inducements for each life product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although recoverability of DAC and deferred sales inducements is not assured, the Company believes it is more likely than not that all of these costs will be recovered. The amount of DAC and deferred sales inducements considered recoverable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced or permanently impaired as a result of the disposition of a line of business. The amount of amortization of DAC and deferred sales inducements could be revised in the near term if any of the estimates discussed above are revised.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

H. REINSURANCE RECEIVABLES
The Company shares certain insurance risks it has underwritten, through the use of reinsurance contracts, with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement No. 113"), have been met. As a result, when the Company experiences claims events, or unfavorable mortality or morbidity experience that are subject to a reinsurance contract, reinsurance recoverables are recorded. The amount of the reinsurance recoverable can vary based on the terms of the reinsurance contract, the size of the individual claim, or the aggregate amount of all claims in a particular line. The valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE
Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. The estimated useful life for capitalized software is generally 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. When an impairment loss occurs, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

J. GOODWILL
In accordance with the provisions of Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), the Company carries its goodwill at amortized cost, net of impairments. The Company tests for the recoverability of goodwill annually or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of reporting units with goodwill exceed the fair value. The amount of the impairment loss that is recognized is determined based upon the excess of the carrying value of goodwill compared to the implied fair value of the goodwill, as determined with respect to all assets and liabilities of the reporting unit.

K. SEPARATE ACCOUNTS
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed on fund values of these contracts. Prior to the adoption of SOP 03-1, appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, was reflected in shareholders' equity or net investment income. See Note 4 - Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

L. POLICY LIABILITIES AND ACCRUALS
Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on health insurance contracts for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products such as GICs, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

M. PREMIUM, FEE REVENUE AND RELATED EXPENSES
Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs.

N. FEDERAL INCOME TAXES
AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The AFC Board of Directors has delegated to management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The income tax liability is calculated on a separate return basis and benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from insurance reserves, policy acquisition expenses, tax credit carryforwards, employee benefit plans, and net operating loss carryforwards and deferred sales inducements.

O. NEW ACCOUNTING PRONOUNCEMENTS
In December 2004, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 123 (revised 2004), SHARE-BASED PAYMENT ("Statement No. 123(R)"). This statement requires companies to measure and recognize the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value. Statement No. 123(R) replaces Statement of Financial Accounting Standards No. 123, ACCOUNTING FOR STOCK-BASED COMPENSATION ("Statement No. 123"), and supersedes Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES ("APB Opinion No. 25"). The provisions of this statement are effective for interim and annual periods beginning after June 15, 2005. The Company is evaluating the effects of Statement No. 123(R) and will begin expensing stock options in the third quarter of 2005.

In March 2004, the Financial Accounting Standards Board's Emerging Issues Task Force ("EITF") reached several consensuses regarding the application of guidance related to the evaluation of whether an investment is other than temporarily impaired in accordance with EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF No. 03-1"). However, on September 30, 2004, the FASB delayed indefinitely the effective date for the measurement and recognition guidance of EITF No. 03-1. The disclosure requirements were not deferred. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable fixed maturities and equity securities covered by Statement No. 115, including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as additional information supporting the conclusion that the impairments are not-other-than temporary, such as the nature of the investment(s), cause of impairment and severity and duration of the impairment. The disclosures required by EITF No. 03-1 were effective for fiscal years ending after December 15, 2003. The additional disclosures for cost method investments were effective for fiscal years ending after June 15, 2004. The Company implemented the disclosure requirements of this EITF for the year ending December 31, 2003.

In December 2003, the FASB issued Statement of Financial Accounting Standards No. 132, (revised 2003) EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, AND 106 ("Statement No. 132 (R)"). This statement revises employers' disclosures about pension plans and other postretirement benefit plans. Statement No. 132 (R) requires additional disclosures related to plan assets, benefit obligations, contributions, and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans, including information regarding the Company's selection of certain assumptions, as well as expected benefit payments. This statement also requires disclosures in interim financial statements related to net periodic pension costs and contributions. Most provisions of this statement were effective for fiscal years ending after December 15, 2003. Disclosures regarding expected benefit payments were effective for fiscal years ending after June 15, 2004. The adoption of Statement No. 132 (R) did not have a material effect on the Company's financial position or results of operations.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1, which is applicable to all insurance enterprises as defined by Statement of Financial Accounting Standards No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES. This statement provides guidance regarding accounting and disclosures of separate account assets and liabilities and an insurance company's interest in such separate accounts. It further provides for the accounting and disclosures related to contractholder transfers to separate accounts from a company's general account and the determination of the balance that accrues to the benefit of the contractholder. In addition, SOP 03-1 provides guidance for determining any additional liabilities for guaranteed minimum death benefits or other insurance benefit features, potential benefits available only on annuitization and liabilities related to sales inducements, such as immediate bonus payments, persistency bonuses, and enhanced crediting rates or "bonus interest" rates, as well as the required disclosures related to these items. This statement was effective for fiscal years beginning after December 15, 2003. The determination of the GMDB reserve under SOP 03-1 is complex and requires various assumptions, including, among other items, estimates of future market returns and expected contract persistency. Upon adoption of this statement in the first quarter of 2004, the Company recorded a $57.2 million charge, net of taxes. This charge was reported as a cumulative effect of a change in accounting principle in the Consolidated Statements of Income. See also Note 4, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

In April 2003, the FASB issued Statement of Financial Accounting Standards No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 149"). This statement amends financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under Statement of Financial Accounting Standards No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133") as a result of certain decisions made by the Derivatives Implementation Group. In addition, this statement also clarifies the definition of a derivative. This statement is effective, on a prospective basis, for contracts entered into or modified after June 30, 2003, and for hedging relationships designated after June 30, 2003, except for those implementation issues previously cleared by the FASB prior to June 30, 2003. The provisions related to previously cleared implementation issues shall continue to be applied in accordance with their respective effective dates. The adoption of Statement No. 149 did not have a material effect on the Company's financial position or results of operations.

In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51 which was subsequently revised by the December 2003 issuance of Interpretation No. 46. FIN 46(R) provides guidance regarding the application of Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, specifically as it relates to the identification of entities for which control is achieved through a means other than voting rights ("variable interest entities") and the determination of which party is responsible for consolidating the variable interest entities (the "primary beneficiary"). In addition to mandating that the primary beneficiary consolidate the variable interest entity, FIN 46(R) also requires disclosures by companies that hold a significant variable interest, even if they are not the primary beneficiary. The Company performed a review of potential variable interest entities and concluded that as of December 31, 2004, AFC was not the primary beneficiary of any material variable interest entities; and, therefore would not be required to consolidate any variable interest entities as a result of FIN 46(R). However, the Company does hold a significant variable interest in a limited partnership. In 1997, the Company invested in the McDonald Corporate Tax Credit Fund - 1996 Limited Partnership, which was organized to invest in low income housing projects which qualify for tax credits under the Internal Revenue Code. The Company's investment in this limited partnership, which represents approximately 36% of the partnership, is not a controlling interest; it entitles the Company to tax credits to be applied against its federal income tax liability in addition to tax losses to offset taxable income. The Company's maximum exposure to loss on this investment is limited to its carrying value, which is $7.2 million at December 31, 2004.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("Statement No. 146"). This statement requires that a liability for costs associated with an exit or disposal activity is recognized and measured initially at its fair value in the period the liability is incurred. This statement supersedes EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING) ("EITF No. 94-3"). Additionally, the statement requires financial statement disclosures about the description of the exit or disposal activity, including for each major type of cost, the total amount expected to be incurred and a reconciliation of the beginning and ending liability balances. The provisions of this statement are effective for all exit and disposal activities initiated after December 31, 2002.

In June 2001, the FASB issued Statement No. 142, which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement became effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. The Company adopted Statement No. 142 on January 1, 2002. In accordance with the transition provisions of this statement, the Company recorded a $1.6 million charge, net of taxes, in earnings, to recognize the impairment of goodwill related to one of its non-insurance subsidiaries. The Company used a discounted cash flow model to value these subsidiaries.

P. RECLASSIFICATIONS
Certain prior year amounts have been reclassified to conform to the current year presentation.

2. DISCONTINUED OPERATIONS

During 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS
- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $18.6 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of $27.6 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $94.9 million at December 31, 2004 related to this business.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2004 and 2003, the discontinued segment had assets of approximately $275.0 million and $284.5 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $344.9 million and $350.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $13.8 million, $14.5 million and $23.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.

3. SIGNIFICANT TRANSACTIONS

In the fourth quarter of 2003, the Company ceased operations of its retail broker/dealer operations. These operations had distributed third-party investment and insurance products through VeraVest Investments, Inc. Results in 2003 included a pre-tax charge of $11.5 million for asset impairments in connection with this action. The Company also recognized pre-tax restructuring charges of $3.6 million and $21.9 million in 2004 and 2003, respectively, in accordance with Statement No. 146. These charges included $14.8 million related to one-time termination benefits associated with the termination of 552 employees, and $10.7 million related to contract termination fees and other costs. Of the 552 employees affected, 521 have been terminated and 30 employees have been transferred to other positions within the Company, as of December 31, 2004. All levels of employees within the broker/dealer operations, from staff to senior management, were affected by the decision. As of December 31, 2004, the Company has made payments of approximately $22.4 million related to this restructuring plan, of which $14.2 million related to one-time termination benefits and $8.2 million related to contract termination fees and other costs. The liability balance at December 31, 2004 was $3.1 million. The Company currently anticipates that approximately $1 million to $2 million of other costs will be recognized in 2005 related to this restructuring.

Effective December 31, 2002, the Company effectively sold, through a 100% coinsurance agreement, substantially all of its fixed universal life insurance business. Under the agreement, the Company ceded approximately $660 million of universal life insurance reserves in exchange for the transfer of approximately $550 million of investment assets, with an amortized cost of approximately $525 million, subject to certain post-closing adjustments. At December 31, 2002, the Company recorded a pre-tax loss of $31.3 million. This loss consisted primarily of the aforementioned ceded reserves, asset transfers, a permanent impairment of the universal life DAC asset of $155.9 million and administrative expenses of approximately $10 million. This loss is reflected as a separate line item in the Consolidated Statements of Income. In 2003, the Company transferred cash and other investment assets of approximately $100 million and $450 million, respectively, for the settlement of the net payable associated with this transaction. In addition, the Company recorded incremental pre-tax income of $5.5 million during 2003 related to the settlement of post-closing items.

The Company retired $185.2 million, $78.8 million and $548.9 million of long-term funding agreement obligations at discounts in 2004, 2003 and 2002, respectively. This resulted in pre-tax losses of $0.2 million in 2004 and pre-tax gains of $5.7 million and $102.6 million in 2003 and 2002, respectively, which are reported as losses (gains) from retirement of trust instruments supported by funding obligations in the Consolidated Statements of Income. Certain amounts related to the termination of derivative instruments used to hedge the retired funding agreements were reported in separate line items in the Consolidated Statements of Income. The net market value loss on the early termination of derivative instruments used to hedge the retired funding agreements of $7.9 million, $6.4 million and $14.1 million were recorded as net realized investment losses in the Consolidated Statements of Income in 2004, 2003 and 2002, respectively. There were no foreign currency transaction gains or losses on the retired foreign denominated funding agreements in 2004. The net foreign currency transaction gains (losses) in 2003 and 2002, related to the retired foreign-denominated funding agreements of $3.6 million and $(12.2) million, respectively, were recorded as other income in the Consolidated Statements of Income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

In 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of its life and annuity operations, which was accounted for under the guidance of EITF No. 94-3. This charge consisted of $11.7 million related to severance and other employee and agent related costs resulting from the elimination of 476 positions, of which 63 positions were vacant. All employees associated with this cost have either been terminated or transferred to other positions within the Company as of December 31, 2004. All levels of employees, from staff to senior management, were affected by the restructuring. Additionally, the Company terminated all life insurance and annuity agent contracts effective December 31, 2002. In addition, approximately $3.3 million of this charge related to other restructuring costs, consisting of lease and contract cancellations and the present value of idle leased space. As of December 31, 2004, the Company had made payments of approximately $14.7 million related to this restructuring plan, of which approximately $11.6 million related to severance and other employee related costs. During 2003, the Company eliminated an additional 151 positions related to this restructuring and as of December 31, 2004, 146 employees have been terminated and 4 employees have been transferred to other positions within the Company. The Company recorded pre-tax charges of $1.7 million and $7.0 million during 2004 and 2003, respectively, in accordance with Statement No. 146. These charges consisted of $7.7 million of employee related costs and $1.0 million related to contract cancellations. As of December 31, 2004, the Company had made payments of approximately $7.5 million related to this restructuring plan, of which approximately $6.4 million related to severance and other employee related costs. The liability balance for these activities was $1.2 million as of December 31, 2004. The plan is substantially complete.

4. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

Effective January 1, 2004, the Company adopted SOP 03-1 (see Note 1P - New Accounting Pronouncements). Upon adoption, the Company recorded a cumulative effect of change in accounting principle of $57.2 million, after-tax.

The following illustrates the components of that charge (in millions):

     Increase in guaranteed minimum death benefit liability         $   80.6
     Establishment of guaranteed minimum income benefit liability        4.1
     Change in deferred acquisition costs                                3.3
                                                                    --------
                                                                        88.0

     Provision for federal income taxes                                (30.8)
                                                                    --------
       Cumulative effect of change in accounting principle          $   57.2
                                                                    ========

GUARANTEED MINIMUM DEATH BENEFITS

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The following summarizes the liability for GMDB contracts reflected in the general account, as of December 31, 2004:

       (IN MILLIONS)
       ----------------------------------------------------------
       Balance at December 31, 2003                    $     26.2
       Adoption of SOP 03-1                                  80.6
                                                       ----------
       Balance at January 1, 2004                           106.8
       Provision for GMDB:
                GMDB expense incurred                        48.6
                Volatility (1)                              (12.9)
                                                       ----------
                                                             35.7
       Claims, net of reinsurance:
                Claims from policyholders                   (71.2)
                Claims ceded to reinsurers                   67.3
                                                       ----------
                                                             (3.9)
       GMDB reinsurance premium                             (64.0)
                                                       ----------
       Balance at December 31, 2004                    $     74.6
                                                       ==========

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The following information relates to the reserving methodology and assumptions for GMDB, which the Company has begun utilizing in response to SOP 03-1. These assumptions are consistent with those utilized in the Company's calculation of its DAC asset.

- The projection model used 1,000 stochastically generated market return scenarios.
- The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from approximately 5-10% depending on the underlying fund type. The long-term, aggregate, weighted average investment performance rate assumption is 8.06%, net of investment fees. This represents all separate account return assumptions weighted by account value at December 31, 2004.
- The volatility assumption was 17% for equity funds; 4% for bond funds; and 1% for money market funds.
-    The mortality assumption was 75% of the 1994 GMDB table.
- The full surrender rate assumption varies from 1-35% depending on contract type and policy duration. The aggregate projected full surrender rates for 2005 and 2006 are approximately 11% and 12%, respectively. (Full surrender rates do not include partial withdrawals or deaths).
-    The partial withdrawal rate assumption was 3.25%.
-    The discount rate was 6.6%.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The table below presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2004 and 2003. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

December 31

(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)              2004         2003
--------------------------------------------------------------------------------------
Net deposits paid
   Account value                                               $    1,228   $    1,349
   Net amount at risk                                          $       57   $       85
   Average attained age of contractholders                             66           65
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                               $    2,024   $    2,451
   Net amount at risk                                          $      185   $      319
   Average attained age of contractholders                             64           63
Roll-up (net deposits accumulated at a specified rate)
   Account value                                               $      104   $      108
   Net amount at risk                                          $       20   $       21
   Average attained age of contractholders                             76           75
Higher of ratchet or roll-up
   Account value                                               $    7,049   $    7,768
   Net amount at risk                                          $    1,676   $    2,126
   Average attained age of contractholders                             71           70
                                                               ----------   ----------
Total of guaranteed benefits categorized above
   Account value                                               $   10,405   $   11,676
   Net amount at risk                                          $    1,938   $    2,551
   Average attained age of contractholders
     (weighted by account value)                                       69           68
Number of contractholders                                         188,897      219,647

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability recorded at January 1, 2004 was $4.1 million. As of December 31, 2004, the balance increased to $5.6 million with no benefits being paid out. The GMIB liability is determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets was required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

The balance of deferred sales inducements reclassified from DAC to other assets was $89.7 million on January 1, 2004. The balance of deferred sales inducements at December 31, 2004 was $72.9 million.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

Prior to the adoption of SOP 03-1, the Company had recorded certain market value adjusted ("MVA") fixed annuity products as separate account assets and separate account liabilities in the Consolidated Balance Sheets. Changes in the fair value of MVA assets were reflected in other comprehensive income in the Consolidated Balance Sheets. In addition, the Company reflected policy fees, interest spreads, realized gains and losses on investments and changes in the liability for minimum guarantees in net income. Notwithstanding the market value adjustment feature of this product, all of the investment performance of the separate account assets related to this product does not accrue to the contractholder, and it therefore, does not meet the conditions for separate account reporting under SOP 03-1.

Upon adoption of SOP 03-1, assets related to the MVA product, primarily fixed maturities, which are carried at fair value, were reclassified to the general account as available-for-sale securities. Reserves related to contract account values included in separate account liabilities were also reclassified to the Company's general account. Changes in the fair value of these assets continue to be reflected in other comprehensive income in the Consolidated Balance Sheets. Additionally, amounts assessed against the contractholders for mortality, administrative, and other services continue to be included in universal life and investment product policy fees and changes in liabilities for minimum guarantees continue to be included in policy benefits, claims, losses and loss adjustment expenses in the Consolidated Statements of Income. Components of the interest spreads related to this product continue to be recorded in net investment income and policy benefits, claims losses and loss adjustment expenses in the Consolidated Statements of Income. Realized investment gains and losses are recognized as incurred, consistent with prior years.

At December 31, 2004, the Company had the following variable annuities with guaranteed minimum returns:

       Account value (in millions)                             $     90.3
       Range of guaranteed minimum return rates                 3.0 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested in variable separate accounts as follows:

       (IN MILLIONS)                       2004
       -------------------------------------------
       Asset Type
         Fixed maturities               $    104.7
         Cash and cash equivalents             4.5
                                        ----------
       Total                            $    109.2
                                        ==========

5. INVESTMENTS

A. FIXED MATURITIES AND EQUITY SECURITIES
The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                                      GROSS          GROSS
                                                                      AMORTIZED     UNREALIZED     UNREALIZED        FAIR
DECEMBER 31,                                                          COST (1)        GAINS          LOSSES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
U.S. Treasury securities and U.S. government and agency securities  $      324.4   $        4.4   $        1.7   $      327.1
States and political subdivisions                                           20.2            0.4            0.4           20.2
Foreign governments                                                          6.8              -              -            6.8
Corporate fixed maturities                                               2,710.9          135.7            9.4        2,837.2
Mortgage-backed securities                                                 764.3           22.3            1.8          784.8
                                                                    ------------   ------------   ------------   ------------
Total fixed maturities                                              $    3,826.6   $      162.8   $       13.3   $    3,976.1
                                                                    ============   ============   ============   ============
Equity securities                                                   $        3.4   $        2.2   $          -   $        5.6
                                                                    ============   ============   ============   ============

                                                                                      GROSS          GROSS
                                                                      AMORTIZED     UNREALIZED     UNREALIZED       FAIR
DECEMBER 31,                                                           COST (1)       GAINS          LOSSES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2003
U.S. Treasury securities and U.S. government and agency securities  $      401.9   $        7.2   $        4.0   $      405.1
States and political subdivisions                                           18.3            0.3            0.7           17.9
Foreign governments                                                          8.5            0.3              -            8.8
Corporate fixed maturities                                               2,796.7          167.5           23.2        2,941.0
Mortgage-backed securities                                                 687.2           21.9            1.8          707.3
                                                                    ------------   ------------   ------------   ------------
Total fixed maturities                                              $    3,912.6   $      197.2   $       29.7   $    4,080.1
                                                                    ------------   ------------   ------------   ------------
Equity securities                                                   $        6.2   $        4.2   $        0.1   $       10.3
                                                                    ============   ============   ============   ============

 (1) AMORTIZED COST FOR FIXED MATURITIES AND COST FOR EQUITY SECURITIES.

The Company participates in a security lending program for the purpose of enhancing income. Securities on loan to various counterparties were fully collateralized by cash and had a fair value of $161.3 million and $301.0 million, at December 31, 2004 and 2003, respectively. The fair value of the loaned securities is monitored on a daily basis, and the collateral is maintained at a level of at least 102% of the fair value of the loaned securities. Securities lending collateral is recorded by the Company in cash and cash equivalents, with an offsetting liability included in expenses and taxes payable.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. During 2003, the New York Department of Insurance allowed AFLIAC to release assets on deposit due to the decrease in outstanding liabilities relating to the sale of the universal life insurance business in December 2002. At December 31, 2004, the amortized cost and fair value of assets on deposit in New York were $42.4 million and $45.1 million, respectively. At December 31, 2003, the amortized cost and fair value of the assets on deposit were $42.6 million and $46.4 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.1 million and $36.9 million were on deposit with various state and governmental authorities at December 31, 2004 and 2003, respectively. Fair values related to these securities were $39.0 million and $38.9 million at December 31, 2004 and 2003, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company enters into various derivative and other arrangements that may require fixed maturities to be held as collateral. At December 31, 2004 and 2003, fixed maturities held as collateral had a fair value of $122.8 million and $126.4 million, respectively.

There were no contractual investment commitments at December 31, 2004.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                  2004
                                                       ---------------------------
                                                        AMORTIZED         FAIR
  DECEMBER 31,                                             COST          VALUE
  --------------------------------------------------------------------------------
  (IN MILLIONS)
  Due in one year or less                              $      588.4   $      595.5
  Due after one year through five years                     1,140.4        1,184.1
  Due after five years through ten years                    1,126.9        1,184.4
  Due after ten years                                         970.9        1,012.1
                                                       ---------------------------
  Total                                                $    3,826.6   $    3,976.1
                                                       ===========================

B. MORTGAGE LOANS AND REAL ESTATE
The Company's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally do not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2004 and 2003. The carrying values of mortgage loans, net of applicable reserves, were $64.1 million and $122.3 million at December 31, 2004 and 2003, respectively. Reserves for mortgage loans were $0.8 million and $1.3 million at December 31, 2004 and 2003, respectively.

At December 31, 2004, no real estate was held in the Company's investment portfolio. At December 31, 2003, the Company held one real estate investment with a carrying value of $4.3 million that was acquired through the foreclosure of a mortgage loan. This foreclosure represents the only non-cash mortgage activity in 2003. This investment was sold in 2004 for $4.1 million. The net loss of $0.2 million is included in net realized investment losses in the Consolidated Statements of Income

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2004.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,                                        2004            2003
----------------------------------------------------------------------------
(IN MILLIONS)
Property type:
     Office building                            $       26.7    $       66.6
     Retail                                             17.0            23.6
     Industrial/Warehouse                               14.8            26.6
     Residential                                         6.4             6.6
     Other                                                 -             0.2
     Valuation Allowances                               (0.8)           (1.3)
                                                ----------------------------
Total                                           $       64.1    $      122.3
                                                ============================
Geographic region:
     East North Central                         $       19.5    $       20.6
     Pacific                                            19.0            26.0
     South Atlantic                                     12.0            18.3
     New England                                         8.2            39.4
     West South Central                                  0.9             6.1
     Middle Atlantic                                     0.9             4.9
     Other                                               4.4             8.3
     Valuation Allowances                               (0.8)           (1.3)
                                                ----------------------------
Total                                           $       64.1    $      122.3
                                                ============================

At December 31, 2004, scheduled mortgage loan maturities were as follows: 2005 $0.1 million; 2006 $10.5 million; 2007 $0.3 million; 2008 $0.3 million; 2009
$5.5 million and $47.4 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2004, the Company did not refinance any mortgage loans based on terms which differed from current market rates.

Mortgage loans investment valuation allowances of $0.8 million and $1.3 million at December 31, 2004 and 2003, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2004 and 2003. There was no interest income received in 2004 and 2003 related to impaired loans.

C. DERIVATIVE INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by foreign currency, equity market and interest rate volatility. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, the British Pound, and the Euro. The Company uses foreign currency exchange swaps, futures, and options to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Additionally, in prior years, the Company had floating rate funding agreements that were matched with fixed rate securities, which exposed the Company's cash flows to changes in interest rates. The Company used derivative financial instruments, primarily foreign currency exchange swaps, interest rate swaps, and futures contracts, with indices that correlated to balance sheet instruments, to modify its indicated net interest sensitivity to levels deemed to be appropriate. Prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate risk on anticipated sales of GIC and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of deposit and purchase of the underlying asset to back the liability. Interest expense on trust instruments supported by funding obligations was $51.8 million, $53.4 million, and $61.7 million in 2004, 2003, and 2002, respectively. Finally, the Company is exposed to changes in the equity market due to increases in GMDB reserves that result from declines in the equity market. The Company uses exchange traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The operations of the Company are subject to risks resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income, while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company's investment assets are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, the Company has developed investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and the exposure to individual markets, borrowers, industries, and sectors.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of the counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. The Company's counterparties held collateral, in the form of cash, bonds and U.S. Treasury notes, of $94.8 million and $71.6 million at December 31, 2004 and 2003, respectively.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and with Company policies and procedures.

D. CASH FLOW HEDGES
The Company enters into compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agrees to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures and options contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also enters into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures, options, and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company also may enter into various types of derivatives to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company may manage the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount.

Further, the Company also may use U.S. Treasury Note futures to hedge against interest rate fluctuations associated with the reinvestment of fixed maturities by purchasing long and selling short futures contracts on margin. The Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. Additionally, prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of the sale of the GIC until receipt of the deposit and purchase of the underlying asset to back the liability.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company recognized no gains or losses in 2004 related to ineffective cash flow hedges. However, the Company recognized a net loss of $9.0 million in 2003, representing the ineffectiveness of all cash flow hedges, related to ineffective futures and options contracts, which are reported in other income in the Consolidated Statements of Income. For the year ended December 31, 2002, the Company recognized a net gain of $37.7 million, representing the total ineffectiveness on all cash flow hedges, of which $37.6 million related to ineffective swap contracts which were reported in losses (gains) on derivative instruments in the Consolidated Statements of Income and $0.1 million related to ineffectiveness of futures and options contracts and were reported in other income in the Consolidated Statements of Income. The $37.6 million of gains on ineffective swap contracts in 2002 included $35.8 million of losses that were reclassified from losses (gains) on derivative instruments to net realized investment losses in the Consolidated Statements of Income. These accumulated losses had originally been recorded during the fourth quarter of 2001 as losses (gains) on derivative instruments in the Consolidated Statements of Income. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

As of December 31, 2004, $55.5 million of the deferred net gains on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that are expected to occur over the next twelve months and will necessitate reclassifying to earnings these derivatives gains (losses) include: the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities; the possible repurchase of other funding agreements; and the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows, for all forecasted transactions, excluding interest payments on variable-rate funding agreements, is twelve months.

E. TRADING ACTIVITIES
During the fourth quarter of 2003, the Company began using exchange traded equity futures contracts to economically hedge increased GMDB reserves which could arise from declines in the equity market. The hedge is expected to reduce the volatility in statutory capital and risk-based capital levels from the effects of future equity market movements. The GMDB hedges do not qualify for hedge accounting under Statement No. 133. Additionally, the Company entered into equity-linked swap contracts which are economic hedges but do not qualify for hedge accounting under Statement No. 133. These products are linked to specific equity-linked liabilities on the balance sheet. Under the equity-linked swap contracts, the Company agrees to exchange, at specific intervals, the difference between fixed and floating rate interest amounts calculated on an agreed upon notional amount. The final payment at maturity will include the appreciation, if any, of a basket of specific equity indices. Finally, the Company also entered into insurance portfolio-linked and other swap contracts for investment purposes. These products were not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore did not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agreed to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Under the other swap contracts entered into for investment purposes, the Company agreed to exchange the differences between fixed and floating interest amounts calculated on an agreed upon notional principal amount.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

During 2004, the Company recognized a net loss of $18.3 million on all trading derivatives. In 2003 and 2002, the Company recognized gains of $3.9 million, and $10.9 million, respectively on all trading derivatives. The net loss recognized in 2004 included $25.1 million in losses recorded within other operating expenses in the Consolidated Statements of Income related to the GMDB hedges. Additionally, the net loss in 2004 included $7.4 million of net gains representing the ineffectiveness on equity-linked swap contracts, which were recorded in other income in the Consolidated Statements of Income. Further, the 2004 net loss also included a $0.6 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses (gains) on derivative instruments in the Consolidated Statements of Income. The net gain recognized in 2003 included $14.0 million of net gains representing the ineffectiveness on equity-linked swap contracts, which was recorded in other income in the Consolidated Statements of Income. Additionally, the net gain in 2003 included $8.4 million in losses recorded within losses (gains) on derivative instruments in the Consolidated Statements of Income related to the GMDB hedges. Further, the 2003 net gain also included a $1.7 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which is reported in losses (gains) on derivative instruments in the Consolidated Statements of Income. The net gain of $10.9 million in 2002 represents the total ineffectiveness on equity-linked swap contracts and the embedded derivative on the equity-linked trust instruments supported by funding obligations. These amounts were reported in losses (gains) on derivative instruments and other income in the Consolidated Statements of Income.

As of December 31, 2001, the Company no longer held insurance portfolio-linked swap contracts, although final payment related to this contract was recorded in 2002, in accordance with contract terms. Net realized investment gains related to insurance portfolio-linked contracts were $2.1 million for the year ended December 31, 2002.

As of December 31, 2002, the Company no longer held any other swap contracts for investment purposes. The net decrease in net investment income related to these contracts was $0.4 million for the year ended December 31, 2002.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

F. UNREALIZED GAINS AND LOSSES
Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                            EQUITY
                                                                                          SECURITIES
                                                                            FIXED          AND OTHER
FOR THE YEARS ENDED DECEMBER 31,                                          MATURITIES        (1)(2)          TOTAL
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
Net (depreciation) appreciation, beginning of year                       $       (2.6)   $        5.7    $        3.1
                                                                         ------------    ------------    ------------
    Net appreciation (depreciation)  on available-for-sale
      Securities and derivative instruments                                       6.8            (1.9)            4.9
    Net depreciation from the effect on deferred
      Policy acquisition costs and on policy liabilities                          5.9               -             5.9
    (Provision) benefit for deferred federal income taxes                        (4.4)            0.6            (3.8)
                                                                         ------------    ------------    ------------
                                                                                  8.3            (1.3)            7.0
                                                                         ------------    ------------    ------------
Net depreciation, end of year                                                     5.7             4.4            10.1
                                                                         ------------    ------------    ------------

2003
Net (depreciation) appreciation, beginning of year                       $        8.6    $        6.2    $       14.8
                                                                         ------------    ------------    ------------
    Net depreciation on available-for-sale securities                           (21.0)           (0.7)          (21.7)
    Net depreciation from the effect on deferred
      Policy acquisition costs and on policy liabilities                          3.8               -             3.8
    Benefit for deferred federal income taxes                                     6.0             0.2             6.2
                                                                         ------------    ------------    ------------
                                                                                (11.2)           (0.5)          (11.7)
                                                                         ------------    ------------    ------------
Net (depreciation) appreciation, end of year                             $       (2.6)   $        5.7    $        3.1
                                                                         ------------    ------------    ------------

2002
Net (depreciation) appreciation, beginning of year                       $       21.3    $       (0.3)   $       21.0
                                                                         ------------    ------------    ------------
    Net appreciation on available-for-sale
      Securities                                                                 19.7            10.0            29.7
    Net depreciation from the effect on deferred
      Policy acquisition costs and on policy liabilities                        (39.3)              -           (39.3)
    Benefit (provision) for deferred federal income taxes                         6.9            (3.5)            3.4
                                                                         ------------    ------------    ------------
                                                                                (12.7)            6.5            (6.2)
                                                                         ------------    ------------    ------------
Net appreciation (depreciation), end of year                             $        8.6    $        6.2    $       14.8
                                                                         ------------    ------------    ------------

1) FIXED MATURITIES INCLUDE AFTER-TAX NET APPRECIATION (DEPRECIATION) ON DERIVATIVE INSTRUMENTS OF $20.0 MILLION, $(4.7) MILLION AND $(38.0) MILLION IN 2004, 2003 AND 2002, RESPECTIVELY. BALANCES AT DECEMBER 31, 2004, 2003 AND 2002 INCLUDE AFTER-TAX NET DEPRECIATION FROM DERIVATIVE INSTRUMENTS OF $50.5 MILLION, $70.5 MILLION AND $65.8 MILLION, RESPECTIVELY.

(2) BALANCES AT DECEMBER 31, 2004, 2003 AND 2002 INCLUDE NET APPRECIATION (DEPRECIATION) ON OTHER ASSETS OF $1.1 MILLION, $(2.9) MILLION, AND $0.1 MILLION, RESPECTIVELY.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION
The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position at December 31, 2004 and 2003:

DECEMBER 31,                                                                   2004                          2003
-----------------------------------------------------------------------------------------------------------------------------
                                                                        GROSS                        GROSS
                                                                     UNREALIZED        FAIR        UNREALIZED       FAIR
                                                                       LOSSES          VALUE         LOSSES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Investment grade fixed maturities (1):
  0-6 months                                                        $        2.3   $      367.3   $        6.8   $      458.3
  7-12 months                                                                3.1          175.5           10.8          239.0
  Greater than 12 months                                                     7.4          196.0            3.7           74.5
                                                                    ---------------------------------------------------------
Total investment grade fixed maturities                                     12.8          738.8           21.3          771.8

Below investment grade fixed maturities (2):
  0-6 months                                                                 0.1            5.3            0.7           20.4
  7-12 months                                                                0.5            3.4            2.5            8.2
  Greater than 12 months                                                       -            1.0            5.2           29.0
                                                                    ---------------------------------------------------------
Total below investment grade fixed maturities                                0.6            9.7            8.4           57.6
Equity securities                                                              -              -            0.1            1.3
                                                                    ---------------------------------------------------------
Total fixed maturities and equity securities                        $       13.4   $      748.5   $       29.8   $      830.7
                                                                    =========================================================

(1) INCLUDES GROSS UNREALIZED LOSSES FOR INVESTMENT GRADE FIXED MATURITY OBLIGATIONS OF THE U.S. TREASURY, U.S. GOVERNMENT AND AGENCY SECURITIES, STATES, AND POLITICAL SUBDIVISIONS OF $2.2 MILLION AND $4.7 MILLION AT DECEMBER 31, 2004 AND 2003, RESPECTIVELY.

(2) AT DECEMBER 31, 2004 AND 2003, SUBSTANTIALLY ALL BELOW INVESTMENT GRADE SECURITIES WITH AN UNREALIZED LOSS HAD BEEN RATED BY THE NAIC, STANDARD & POOR'S, OR MOODY'S.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; any specific events which may influence the operations of the issuer; general market conditions; the financial condition and prospects of the issuer's market and industry; and, the Company's ability and intent to hold the investment. As a result of this review, the Company has concluded that the gross unrealized losses of fixed maturities and equity securities are temporary.

H. OTHER
At December 31, 2004, the Company had no concentration of investments in a single investee that exceeded 10% of shareholders' equity except for investments with Federal Home Loan Mortgage Corporation with a fair value of $272.7 million, Federal National Mortgage Association with a fair value of $234.3 million and Morgan Stanley Dean Witter Capital I with a fair value of $155.5 million. At December 31, 2003, the Company had no concentration of investments in a single investee that exceeded 10% of shareholders' equity except for investments with Federal National Mortgage Association with a fair value of $309.7 million and Federal Home Loan Mortgage Corporation with a fair value of $134.7 million.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

6. INVESTMENT INCOME AND GAINS AND LOSSES

A. NET INVESTMENT INCOME
The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                                         $      217.0    $      235.1    $      364.0
Equity securities                                                                 0.1             0.5             0.9
Mortgage loans                                                                    8.0            12.5            16.4
Policy loans                                                                     17.7            18.8            24.8
Derivatives                                                                     (21.3)           (5.9)          (37.7)
Other long-term investments                                                       1.9            13.5            19.6
Short-term investments                                                            1.3             1.8             6.3
                                                                         --------------------------------------------
  Gross investment income                                                       224.7           276.3           394.3
Less investment expenses                                                         (7.2)           (5.4)          (10.1)
                                                                         --------------------------------------------
Net investment income                                                    $      217.5    $      270.9    $      384.2
                                                                         ============================================

The Company had fixed maturities with a carry value of $24.3 million and $22.5 million on non-accrual status at December 31, 2004 and 2003, respectively. The Company had no mortgage loans on non-accrual status at December 31, 2004 and 2003, respectively. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $4.2 million, $5.7 million, and $15.7 million in 2004, 2003, and 2002, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2004 and 2003.

There were no mortgage loans which were non-income producing at December 31, 2004 and 2003. However, the Company had non-income producing fixed maturities with a carrying value of $10.4 million and $13.0 million at December 31, 2004 and 2003, respectively.

Included in other long-term investments are losses from limited partnerships of $0.3 million in 2004, and income of $4.2 million and $5.3 million in 2003 and 2002, respectively.

B. NET REALIZED INVESTMENT GAINS AND LOSSES
Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                                         $       13.8    $       18.1    $      (73.0)
Equity securities                                                                 3.0             2.7           (11.3)
Mortgage loans                                                                    0.4             0.8             0.8
Derivatives                                                                      (8.0)           (4.3)          (53.1)
Other long-term investments                                                      (0.6)           (0.9)           (1.1)
                                                                         --------------------------------------------
Net realized investment gains (losses)                                   $        8.6    $       16.4    $     (137.7)
                                                                         ============================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                                         PROCEEDS FROM
                                                                           VOLUNTARY         GROSS           GROSS
FOR THE YEARS ENDED DECEMBER 31,                                             SALES           GAINS           LOSSES
----------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
Fixed maturities                                                         $       506.9   $        13.3   $         4.8
Equity securities                                                                  7.9             3.5             0.3

2003
Fixed maturities                                                         $     1,074.6   $        69.8   $         9.0
Equity securities                                                                 36.9             1.4               -

2002
Fixed maturities                                                         $     2,312.8   $       118.8   $        29.9
Equity securities                                                                  0.5             0.1               -

The Company recognized losses of $5.1 million, $43.9 million, and $176.3 million in 2004, 2003, and 2002, respectively, related to other-than-temporary impairments of fixed maturities and other securities. In addition, in 2002, the Company transferred approximately $550 million of investment assets, with an amortized cost of $525 million, to settle net payables related to the sale of the Company's universal life business. Of this amount, approximately $100 million was cash; the remaining balance was settled through the transfer of fixed maturities and policy loans.

C. OTHER COMPREHENSIVE INCOME RECONCILIATION
The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                                 2004          2003          2002
--------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized appreciation (depreciation) on available-for-sale securities:

Unrealized holding gains (losses) arising during period, (net of taxes
(benefit) of $(1.2), $3.2, and $(12.8) in 2004, 2003 and 2002)                $     (2.5)   $      5.9    $    (23.7)

Less: reclassification adjustment for gains (losses) included in net income (net of taxes (benefit) of $5.7, $7.0, and $(29.9) million in 2004,
2003 and 2002                                                                       10.5          12.9         (55.5)
                                                                              --------------------------------------
Total available-for-sale securities                                                (13.0)         (7.0)         31.8
                                                                              --------------------------------------

Unrealized (depreciation) appreciation on derivative instruments:

Unrealized holding gains (losses) arising during period, (net of taxes of
$11.7, $10.7, and $4.7 million in 2004, 2003 and 2002)                              21.9          19.9           8.9

Less: reclassification adjustment for gain (losses) included in net income
(net of taxes of $1.0, $13.2, and $25.2 million in 2004, 2003 and 2002)              1.9          24.6          46.9
                                                                              --------------------------------------
Total derivative instruments                                                        20.0          (4.7)        (38.0)
                                                                              --------------------------------------
Net unrealized appreciation (depreciation) on available-for-sale securities   $      7.0    $    (11.7)   $     (6.2)
                                                                              ======================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

7. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and Cash Equivalents
For these short-term investments, the carrying amount approximates fair value.

Fixed Maturities
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

Equity Securities
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

Mortgage Loans
Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

Policy Loans
The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

Derivative Instruments
Fair values are estimated using independent pricing sources.

Investment Contracts (Without Mortality Features)
Fair values for liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

Trust Instruments Supported by Funding Obligations
Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The estimated fair values of the financial instruments were as follows:

                                                                                    2004                          2003
                                                                         ---------------------------------------------------------
                                                                           CARRYING         FAIR         CARRYING         FAIR
DECEMBER 31                                                                  VALUE          VALUE          VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Cash and cash equivalents                                             $      280.9   $      280.9   $      553.6   $      553.6
   Fixed maturities                                                           3,976.1        3,976.1        4,080.1        4,080.1
   Equity securities                                                              5.6            5.6           10.3           10.3
   Mortgage loans                                                                64.1           77.0          122.3          128.1
   Policy loans                                                                 256.4          256.4          268.0          268.0
   Derivative instruments                                                        72.9           72.9           36.5           36.5

Financial Liabilities
   Guaranteed investment contracts                                       $       30.0   $       31.2   $      207.5   $      217.0
   Derivative instruments                                                        12.3           12.3           27.2           27.2
   Supplemental contracts without life contingencies                             75.4           75.4           73.7           73.7
   Dividend accumulations                                                        86.1           86.1           87.1           87.1
   Other individual contract deposit funds                                       44.1           44.1           51.1           51.1
   Other group contract deposit funds                                            38.6           38.3          162.2          165.3
   Individual annuity contracts - general account                             1,156.1        1,121.3        1,193.7        1,150.3
   Trust instruments supported by funding obligations                         1,126.0        1,128.2        1,200.3        1,210.8

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

8. CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2004 and 2003 and for the periods ended December 31, 2004, 2003 and 2002 is as follows:

  DECEMBER 31                                                                  2004            2003
  -----------------------------------------------------------------------------------------------------
  (IN MILLIONS)
  Assets
    Fixed maturities, at fair value (amortized cost of $505.3 and
    $496.2)                                                                $      535.1    $      523.4
    Mortgage loans                                                                 31.4            40.7
    Policy loans                                                                  144.4           156.1
    Cash and cash equivalents                                                      20.1             9.4
    Accrued investment income                                                      11.4            12.3
    Deferred policy acquisition costs                                               4.4             6.1
    Deferred federal income taxes                                                   8.0             7.6
    Other assets                                                                    2.6             4.9
                                                                           ------------    ------------
  Total assets                                                             $      757.4    $      760.5
                                                                           ------------    ------------

  Liabilities
    Policy liabilities and accruals                                        $      726.1    $      749.9
    Policyholder dividends                                                         64.9            62.8
    Other liabilities                                                              10.6             2.6
                                                                           ------------    ------------
  Total liabilities                                                        $      801.6    $      815.3
                                                                           ------------    ------------

  Excess of Closed Block liabilities over assets designated to the
    Closed Block                                                           $       44.2    $       54.8
  Amounts included in accumulated other comprehensive income:

  Net unrealized investment losses, net of deferred federal income
    tax benefits of $5.9 and $5.5 million                                         (11.0)          (10.2)
                                                                           ------------    ------------
  Maximum future earnings to be recognized from Closed Block
    assets and liabilities                                                         33.2            44.6
                                                                           ============    ============

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Revenues
    Premiums and other income                                            $       38.7    $       40.8    $       46.2
    Net investment income                                                        43.0            46.4            51.3
    Net realized investment gains (losses)                                          -             2.3            (8.3)
                                                                         --------------------------------------------
Total revenues                                                                   81.7            89.5            89.2
                                                                         --------------------------------------------
Benefits and expenses
    Policy benefits                                                              68.8            80.7            79.4
    Policy acquisition expenses                                                   1.7             2.2             2.2
    Other operating expenses                                                      0.1             0.2             0.7
                                                                         --------------------------------------------
Total benefits and expenses                                                      70.6            83.1            82.3
                                                                         --------------------------------------------
Contribution from the Closed Block                                       $       11.1    $        6.4    $        6.9
                                                                         --------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Cash Flows
    Cash flows from operating activities:
    Contribution from the Closed Block                                   $       11.1    $        6.4    $        6.9
    Adjustment for net realized investment (gains) losses                           -            (2.3)            8.3
    Change in:
           Deferred policy acquisition costs                                      1.7             2.1             2.2
           Policy liabilities and accruals                                      (25.6)          (15.0)          (31.2)
           Expenses and taxes payable                                            (0.3)          (21.2)            9.6
           Other, net                                                             4.3            (0.8)           (1.3)
                                                                         --------------------------------------------
    Net cash used in operating activities                                        (8.8)          (30.8)           (5.5)
    Cash flows from investing activities:
        Sales, maturities and repayments of investments                          67.9           136.2           176.1
        Purchases of investments                                                (60.1)         (107.6)         (194.2)
        Policy loans                                                             11.7            11.3            14.7
                                                                         --------------------------------------------
    Net cash provided by (used in) investing activities                          19.5            39.9            (3.4)
                                                                         --------------------------------------------
Net increase (decrease) in cash and cash equivalents                             10.7             9.1            (8.9)
Cash and cash equivalents, beginning of year                                      9.4             0.3             9.2
                                                                         --------------------------------------------
Cash and cash equivalents, end of year                                   $       20.1    $        9.4    $        0.3
                                                                         --------------------------------------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

9. GOODWILL

On January 1, 2002, the Company adopted Statement No. 142. Upon implementation, the Company recorded an impairment charge of $1.6 million, net of taxes, and ceased its amortization of goodwill. In accordance with the provisions of Statement No. 142, the Company performed its annual review of its goodwill for impairment in the fourth quarter of 2003 and recorded a pre-tax charge of $2.1 million, to recognize the impairment of goodwill related to one of its non-insurance subsidiaries. This change was reflected in other operating expenses in the Consolidated Statements of Income. The Company used a discounted cash flow model to value this subsidiary. Subsequent to the Company's annual impairment review, on December 31, 2003, the Company sold this subsidiary. The Company's remaining $0.9 million of goodwill was expensed as a component of the related loss on sale.

10. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax benefit in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax benefit
   Current                                                               $      (80.5)   $        2.5    $      (28.5)
   Deferred                                                                      44.7           (19.9)         (215.3)
                                                                         --------------------------------------------
Total                                                                    $      (35.8)   $      (17.4)   $     (243.8)
                                                                         ============================================

The federal income tax (benefit) expense attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit) expense                            $        3.9    $       (0.4)   $     (216.0)
   Prior years' federal income tax settlement                                   (30.4)              -           (11.6)
   Dividend received deduction                                                   (9.8)          (11.2)          (10.6)
   Tax credits                                                                   (5.5)           (4.5)          (10.8)
   Restricted stock                                                                 -             2.1               -
   Deferred tax adjustment                                                        6.4               -               -
   Sale of subsidiary                                                               -             1.5               -
   Changes in other tax estimates                                                 0.6            (4.1)            2.2
   Other, net                                                                    (1.0)           (0.8)            3.0
                                                                         --------------------------------------------
Federal income tax benefit                                               $      (35.8)   $      (17.4)   $     (243.8)
                                                                         ============================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                                                           2004            2003
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax (asset) liabilities
     Insurance reserves                                                            $     (217.4)   $     (208.5)
     Deferred acquisition costs                                                           185.9           215.8
     Tax credit carryforwards                                                             (67.3)          (58.8)
     Employee benefit plans                                                               (64.0)          (59.6)
     Loss carryforwards                                                                   (34.6)          (95.7)
     Deferred sales inducement                                                             25.5            31.4
     Investments, net                                                                     (16.8)          (27.6)
     Discontinued operations                                                              (16.6)          (18.6)
     Software capitalization                                                                3.2             7.8
     Restructuring reserve                                                                 (1.6)           (7.4)
     Other, net                                                                            (4.2)           (2.6)
                                                                                   ----------------------------
Deferred tax asset, net                                                            $     (207.9)   $     (223.8)
                                                                                   ============================

Gross deferred income tax assets totaled approximately $634 million and $593 million at December 31, 2004 and 2003, respectively. Gross deferred income tax liabilities totaled approximately $426 million and $369 million at December 31, 2004 and 2003, respectively.

In the first quarter of 2004, the Company reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1982 and 1983 that resulted in a tax benefit of approximately $30 million.

Based upon the terms of the tax allocation agreement between the members of the consolidated tax return group, the Company believes it is more likely than not that the deferred tax asset will be realized. At December 31, 2004, there are available low-income housing credit carryforwards, foreign tax credit carryforwards and alternative minimum tax credit carryforwards of $59.4 million, $7.4 million and $0.5 million, respectively. The alternative minimum tax credit carryforward has no expiration date, the low-income housing credit carryforward will expire beginning in 2018 and the foreign tax credit carryforward will expire beginning in 2013. Approximately $6 million of the tax credit carryforwards are subject to an intercompany tax allocation agreement which requires the company to utilize such credits on a separate tax return basis. At December 31, 2004, the Company has net operating loss carryforwards of $98.9 million, which begin to expire in 2016.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1997. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

11. PENSION PLANS

DEFINED BENEFIT PLANS

Prior to 2005, AFC provided retirement benefits to substantially all of its employees under defined benefit pension plans. These plans were based on a defined benefit cash balance formula, whereby the Company annually provided an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees, who had met specified age and service requirements as of December 31, 1994, were eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

As of January 1, 2005, the defined benefit pension plans were frozen and the Company enhanced its defined contribution 401(k) plan. No further cash balance allocations will be credited for plan years beginning on or after January 1, 2005. In addition, grandfathered benefits are frozen at January 1, 2005 levels with an annual transition pension adjustment calculated at an interest rate equal to 5% per year, up to 35 years of completed service, and 3% thereafter. As a result of these actions, the Company recognized a curtailment gain of $1.0 million in 2004. The changes to the 401(k) plan are discussed in detail below.

ASSUMPTIONS

In order to measure the expense associated with these plans, management must make various estimates and assumptions, including discount rates used to value liabilities, assumed rates of return on plan assets, compensation increases, employee turnover rates and anticipated mortality rates, for example. The estimates used by management are based on the Company's historical experience, as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

The Company utilizes a measurement date of December 31st to determine its pension benefit obligations. Weighted-average assumptions used to determine pension benefit obligations are as follows:

DECEMBER 31                                     2004          2003         2002
---------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                    5.63%        5.875%         6.25%

Rate of compensation                               NA          4.00%         4.00%
Cash balance allocation (1)                        NA          5.00%         3.00%
Cash balance interest                            5.00%         5.00%         6.00%

(1) As a result of the aforementioned decision to freeze the defined benefit plans, pension benefit obligations will not be affected by future compensation increases and there will be no further cash balance allocations.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company utilizes a measurement date of January 1st to determine its periodic pension costs. Weighted-average assumptions used to determine net periodic pension costs are as follows:

FOR THE YEARS ENDED  DECEMBER 31,               2004          2003          2002
---------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                    5.875%        6.25%         6.875%
Expected return on plan assets                   8.50%         8.50%         9.50%
Rate of compensation increase                    4.00%         4.00%         4.00%
Cash balance allocation                          5.50%         5.00%         3.00%
Cash balance interest crediting rate             5.00%         6.00%         7.00%

The expected rate of return was determined by using historical mean returns, adjusted for certain factors believed to have an impact on future returns. Specifically, the Company expects the equity market returns will be in the high single digit range and has adjusted the historical mean returns downward to reflect this expectation. Also, the Company decreased its fixed income mean return from historical levels based on its expectation of modest increases in interest rates, slightly offsetting the coupon return. The adjusted mean returns were weighted to the plan's actual asset allocation at December 31, 2003, resulting in an expected rate of return on plan assets for 2004 of 8.50%.

PLAN ASSETS

The Company utilizes a target allocation strategy, focusing on creating a mix of assets to generate growth in equity, as well as managing expenses and contributions. Various factors were taken into consideration in determining the appropriate asset mix, such as census data, actuarial valuation information and capital market assumptions. The Company has determined that the optimal investment strategy is to have a target mix of 72% of its plan assets in equity securities and 28% in fixed income securities and money market funds. The target allocations and actual invested asset allocations for 2004 and 2003 for the Company's plan assets are as follows:

                                                  TARGET
DECEMBER 31,                                      LEVELS         2004         2003
--------------------------------------------------------------------------------------
Equity securities:
Domestic                                                47%        41.91%        43.35%
International                                           20%        20.42%        20.19%
AFC Common Stock                                         5%         7.88%         7.41%
                                                ----------    ----------    ----------
Total equity securities                                 72%        70.21%        70.95%
                                                ----------    ----------    ----------
Fixed maturities                                        26%        29.38%        28.73%
Money market funds                                       2%         0.41%         0.32%
                                                ----------    ----------    ----------
Total fixed maturities and money market                 28%        29.79%        29.05%
                                                ----------    ----------    ----------
Total assets                                           100%       100.00%       100.00%
                                                ==========    ==========    ==========

During the fourth quarter of 2003, a portion of the plan assets were transferred from separate investment accounts of FAFLIC to non-affiliated commingled pools. At December 31, 2004 and 2003, approximately 67% and 66% respectively, of plan assets were invested in these commingled pools. Prior to 2003, plan assets were invested primarily in various separate accounts and the general account of FAFLIC. Equity securities include 796,462 shares of AFC common stock at December 31, 2004 and 2003 with a market value of $26.1 million and $24.5 million, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

OBLIGATIONS AND FUNDED STATUS

The following table is a reconciliation of the beginning and ending balances of the benefit obligations and the fair value of plan assets. At December 31, 2004 and 2003, the projected benefit obligations exceeded the plans' assets. Changes in the minimum pension liability are reflected as an adjustment to accumulated other comprehensive income and are primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. At December 31, 2004 and 2003, the Company had $48.0 million and $40.9 million in accumulated other comprehensive income related to its minimum pension liability. As such, during 2004 the Company recorded an increase in the minimum pension liability of $7.1 million, while in 2003, the Company recorded a decrease of $26.8 million. These changes in the liability are primarily the result of fluctuations in the market value of assets held by the plan due to general shifts in the equity market, as well as changes in plan assumptions.

DECEMBER 31                                                   2004            2003
--------------------------------------------------------------------------------------
(IN MILLIONS)
Accumulated benefit obligation                            $      559.7    $      512.3
                                                          ----------------------------
Change in benefit obligation:
Projected benefit obligation, beginning of year           $      522.5    $      525.4
Service cost - benefits earned during the year                    11.1            11.8
Interest cost                                                     31.2            30.4
Actuarial losses (gains)                                          28.4           (14.0)
Benefits paid                                                    (33.5)          (31.1)
                                                          ----------------------------
Projected benefit obligation, end of year                        559.7           522.5
                                                          ----------------------------

Change in plan assets:
Fair value of plan assets, beginning of year                     330.7           269.0
Actual return on plan assets                                      28.9            64.5
Company contribution                                               5.8            28.3
Benefits paid                                                    (33.5)          (31.1)
                                                          ----------------------------
Fair value of plan assets, end of year                           331.9           330.7
                                                          ----------------------------

Funded status of the plan                                       (227.8)         (191.8)
Unrecognized transition obligation                               (10.5)          (12.8)
Unamortized prior service cost                                    (0.1)           (8.3)
Unrecognized net actuarial losses                                138.7           137.4
Additional minimum pension liability                            (129.4)         (112.8)
                                                          ----------------------------
Net pension liability                                     $     (229.1)   $     (188.3)
                                                          ----------------------------

As a result of the Company's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $1.9 million and $3.3 million in 2004 and 2003, respectively, which reflects fair value, net of applicable amortization. In addition to the net pension liability, the Company recorded $0.6 million in intangible assets related to its non-qualified plans in 2003. There were no intangible assets as of December 31, 2004.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
Service cost - benefits earned during the year                           $       11.1    $       11.8    $       11.1
Interest cost                                                                    31.2            30.4            32.6
Expected return on plan assets                                                  (27.0)          (22.4)          (33.4)
Recognized net actuarial loss                                                    21.5            28.9            11.3
Amortization of transition asset                                                 (2.2)           (2.2)           (2.2)
Amortization of prior service cost                                               (2.9)           (3.0)           (2.6)
Curtailment (gain) loss and special termination benefits                         (1.0)            0.7             5.4
                                                                         --------------------------------------------
Net periodic pension cost                                                $       30.7    $       44.2    $       22.2
                                                                         ============================================

The curtailment gain in 2004 is due to the aforementioned decision to freeze the defined benefit pension plans and primarily reflects the elimination of unrecognized prior service cost. The curtailment loss in 2003 of $0.7 million is the result of the Life Companies VeraVest restructuring effort in the fourth quarter of 2003 (see Note 3 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for those home office participants terminated as a result of the VeraVest restructuring. The curtailment loss and special termination benefits in 2002 of $4.3 million and $1.1 million, respectively, relate to the 2002 Life Companies restructuring (see Note 3 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for agents terminated pursuant to the 2002 Life Companies restructuring, while special termination benefit costs reflect acceleration of retirement criteria under the plan for transition group participants terminated due to the restructuring.

The unrecognized net actuarial gains (losses) which exceed 10% of the greater of the projected benefit obligation or the market value of plan assets are amortized as a component of net periodic pension cost over five years.

CONTRIBUTIONS

The Company is required to contribute $0.9 million to its qualified pension plan in 2005 in order to fund its minimum obligation in accordance with ERISA. In addition, the Company expects to contribute $1.9 million to its non-qualified pension plans to fund 2005 benefit payments. At this time, no discretionary contributions are expected to be made to the plans in 2005.

BENEFIT PAYMENTS

  The Company estimates that benefit payments over the next 10 years will be as follows:

                                                                                                          2010-
(IN MILLIONS)                            2005         2006         2007         2008         2009         2014
-----------------------------------------------------------------------------------------------------------------
Qualified pension plan                $     27.9   $     28.4   $     30.2   $     31.2   $     31.3   $    182.1
Non-qualified pension plan            $      1.9   $      2.1   $      2.2   $      2.4   $      2.3   $     11.4

The benefit payments are based on the same assumptions used to measure the Company's benefit obligations at the end of 2004.

DEFINED CONTRIBUTION PLANS

In addition to the defined benefit plans, AFC provides a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2004, 2003 and 2002, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.2 million, $5.4 million, and $5.0 million in 2004, 2003 and 2002, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Effective January 1, 2005, coincident with the aforementioned decision to freeze the defined benefit plans, the Company enhanced its 401(k) plan to match 100% of employees' 401(k) plan contributions up to 5% of eligible compensation. Additionally, the Company will make an annual contribution to employees' accounts which is equal to 3% of the employee's compensation. This annual contribution will be made regardless of whether the employee contributes to the plan, as long as the employee is employed on the last day of the year.

In addition, the Company also has a defined contribution plan for substantially all of its former Life Companies agents. The Company recognized expenses in 2003 and 2002 of $1.1 million and $3.1 million, respectively, related to this plan. There was no expense recognized in 2004 related to this plan. The termination of all agent contracts as of December 31, 2002 pursuant to the Life Companies restructuring (see Note 3 - Significant Transactions) resulted in a decrease in the expense in 2003. There will be no future agent or employer contributions to this plan.

12. OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees, former agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC. Generally, active employees become eligible with at least 15 years of service after the age of 40. Former agents of the Company became eligible at age 55 with at least 15 years of service. The Company ceased its distribution of proprietary life and annuity products in 2002 (see Note 14 - Segment Information) and terminated all life insurance and annuity agent contracts as of December 31, 2002. The population of agents receiving postretirement benefits was frozen as of this date. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("The Act") was enacted. The Act provides for a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the benefit provided under Medicare. The Company adopted the provisions of the Act effective July 1, 2004. The Company determined that its benefits were at least actuarially equivalent to those provided by Medicare, therefore, the Company recognized a reduction in its accumulated postretirement benefit obligation of $2.9 million in 2004. Additionally, the Company reduced its net periodic postretirement benefit cost for the period by $0.1 million as a result of implementing the provisions of the Act.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

OBLIGATION AND FUNDED STATUS
The plans funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31                                                            2004          2003
--------------------------------------------------------------------------------------------
(IN MILLIONS)
Change in benefit obligation:

Accumulated postretirement benefit obligation,
  beginning of year                                                 $     78.9    $     75.9

Service cost                                                               1.3           1.4

Interest cost                                                              4.2           4.9

Actuarial losses                                                           1.0          10.7

Plan amendments                                                          (12.3)         (9.6)

Benefits paid                                                             (4.1)         (4.4)
                                                                    ------------------------
Accumulated postretirement benefit obligation, end of year                69.0          78.9
                                                                    ------------------------
Fair value of plan assets, end of year                                       -             -
                                                                    ------------------------
Funded status of plan                                                    (69.0)        (78.9)

Unamortized prior service cost                                           (19.6)        (10.5)

Unrecognized net actuarial losses                                          5.1           4.5
                                                                    ------------------------
Accumulated postretirement benefit costs                            $    (83.5)   $    (84.9)
                                                                    ------------------------

Plan amendments in 2004 and 2003 resulted in a benefit of $12.3 million and $9.6 million, respectively. The amendments reflect net increases in certain home office and agent retiree contributions, deductibles and co-payments, thereby lowering plan costs. In addition, the 2004 plan amendments include the implementation of a cap on future medical and drug claims for plan participants under the age of 65.

The Company estimates that benefit payments over the next 10 years will be as follows:

     FOR THE YEARS ENDED DECEMBER 31,
     ---------------------------------------------------------------------------------------
     (IN MILLIONS)
     2005                                                                         $      4.0
     2006                                                                                3.8
     2007                                                                                3.9
     2008                                                                                3.9
     2009                                                                                4.0
     2010-2014                                                                          21.2

The benefit payments are based on the same assumptions used to measure the Company's benefit obligation at the end of 2004 and reflect benefits attributable to estimated future service.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS
The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,                        2004          2003         2002
-------------------------------------------------------------------------------------------
(IN MILLIONS)
Service cost                                         $      1.3    $      1.4    $      2.2
Interest cost                                               4.2           4.9           5.0
Recognized net actuarial (gain) loss                       (3.2)          0.2          (0.3)
Amortization of prior service cost                          0.4          (1.9)         (2.2)
Curtailment gain and special termination benefits             -             -          (6.8)
                                                     --------------------------------------
Net periodic postretirement cost (benefit)           $      2.7    $      4.6    $     (2.1)
-------------------------------------------------------------------------------------------

The Company allocated approximately $1.4 million, $2.9 million and $(1.3) million of the net periodic postretirement cost (benefit) to its affiliated companies in 2004, 2003, and 2002 respectively.

As a result of the Life Companies restructuring in 2002 (see Note 3 - Significant Transactions), the Company recognized a curtailment gain and special termination benefit costs related to its postretirement benefit plans. The curtailment gain resulted from the effect of agent terminations related to those not fully eligible for benefits, while the special termination benefit costs reflect acceleration of retirement criteria for selected terminated employees.

As a result of the Company's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $0.9 million and $1.7 million in 2004 and 2003, respectively, which reflects fair value, net of applicable amortization.

ASSUMPTIONS

The Company utilizes a December 31 measurement date for its postretirement benefit plans. Weighted-average discount rate assumptions used to determine postretirement benefit obligations and periodic postretirement costs are as follows:

FOR THE YEARS ENDED DECEMBER 31                               2004         2003
----------------------------------------------------------------------------------
Postretirement benefit obligations discount rate               5.63%         5.875%
Postretirement benefit cost discount rate                      5.875%        6.25%

Assumed health care cost trend rates are as follows:

DECEMBER 31                                                    2004         2003
----------------------------------------------------------------------------------
Health care cost trend rate assumed for next year                 10%           10%
Rate to which the cost trend is assumed to decline
         (ultimate trend rate)                                     5%            5%
Year the rate reaches the ultimate trend rate                   2012          2012

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates in each year would have the following effects:

                                                     1-PERCENTAGE POINT   1-PERCENTAGE POINT
                                                          INCREASE             DECREASE
--------------------------------------------------------------------------------------------
(IN MILLIONS)
Effect on total of service and interest cost              $   0.3             $   (0.2)
  during
Effect on accumulated postretirement benefit
  at December 31, 2004                                    $   2.0             $   (1.7)

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

13. DIVIDEND RESTRICTIONS

Massachusetts have enacted laws governing the payment of dividends to stockholders by insurers. Massachusetts laws affect the dividend paying ability of AFLIAC and FAFLIC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFC agreed with the Massachusetts Commissioner of Insurance to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $123.2 million at December 31, 2004. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $581.9 million at December 31, 2004 for AFLIAC. The Company Action Level is the first level in which the Massachusetts Commissioner of Insurance would mandate regulatory involvement based solely upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from AFC. In the fourth quarters of 2004 and 2003, with permission from the Massachusetts Commissioner of Insurance, AFLIAC declared a return of capital of $75.0 million and a dividend of $25.0 million, respectively, to its parent, AFC. No dividends were declared by AFLIAC or FAFLIC to their parent in 2002, and neither company can pay dividends to their parent without prior approval from the Massachusetts Commissioner of Insurance.

14. SEGMENT INFORMATION

The Company offers financial products and services and conducts business in one operating segment, The Life Companies. To the extent a company has multiple operating segments, which the Company did prior to 2004, Statement of Financial Accounting Standards No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION, requires the disclosure of the separate financial information of each segment presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Life Companies segment consists of the former Allmerica Financial Services segment, the GIC business (formerly part of the Asset Management segment) and the discontinued group life and health business, including group life and health voluntary pools (the former Corporate Risk Management Services segment). The Life Companies segment manages a block of existing variable annuity, variable universal life and traditional life insurance products, GICs, and certain group retirement products. During 2003, the Company managed this existing life insurance business and also operated an independent broker/dealer business, which distributed third party investment and insurance products. In the fourth quarter of 2003, the Company announced the cessation of the retail business of its independent broker/dealer. In addition, prior to September 30, 2002, this segment actively manufactured and sold variable annuities, variable universal life and traditional life insurance products, as well as the Company's GIC products. GICs are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The assets and liabilities of the Company's discontinued group life and health business were previously reported in the Property and Casualty segment. In addition, during 2004, we allocated corporate overhead costs that were previously reported in the Company's former Corporate segment to the four operating segments.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

15. LEASE COMMITMENTS

Rental expenses for operating leases amounted to $0.5 million and $9.7 million in 2004 and 2003, respectively. These expenses relate primarily to building leases of the Company.

In 2003, the Company ceased operations of its retail broker/dealer operations (see Note 3 - Significant Transactions). As a result, the Company recognized certain additional rental expenses as restructuring costs. Such amounts were $13.8 million in 2003, which reflects the present value of the future minimum lease payments, as well as $7.4 million of estimated sublease rental income. In 2004, the Company recognized an additional $0.4 million of these lease expenses as restructuring costs.

At December 31, 2004, future minimum rental payments under non-cancelable operating leases, including those related to the Company's restructuring activities, were approximately $21.1 million, payable as follows: 2005 - $8.2 million; 2006 - $6.1 million; 2007 - $3.8 million; 2008 - $2.3; and $0.7 million thereafter. It is expected that, in the normal course of business, leases that expire may be renewed or replaced by leases on other property and equipment.

16. REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of its universal life insurance business (see Note 3 - Significant Transactions). Reinsurance recoverables related to this agreement were $571.0 million and $625.3 million at December 31, 2004 and 2003, respectively. This balance represents approximately 57.9% and 60.1% of the Company's reinsurance recoverables at December 31, 2004 and 2003, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

   The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31
   (IN MILLIONS)                                               2004           2003          2002
   ------------------------------------------------------------------------------------------------
   Life and accident and health insurance premiums:
        Direct                                               $     80.2    $     81.2    $     84.2
        Assumed                                                     0.5           0.5           0.6
        Ceded                                                     (41.2)        (39.8)        (36.7)
                                                             --------------------------------------
   Net premiums                                              $     39.5    $     41.9    $     48.1
                                                             ======================================

   Life and accident and health insurance and other
     individual policy benefits, claims, losses and loss
     adjustment expenses:
        Direct                                               $    294.3    $    347.5    $    551.9
        Assumed                                                    (1.2)         (1.5)         (4.0)
        Ceded                                                     (62.0)        (80.8)        (62.3)
                                                             --------------------------------------
   Net policy benefits, claims, losses and loss
     adjustment expenses                                     $    231.1    $    265.2    $    485.6
                                                             --------------------------------------

17. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

  FOR THE YEARS ENDED DECEMBER 31
  (IN MILLIONS)                                                2004           2003          2002
  -------------------------------------------------------------------------------------------------
  Balance at beginning of year                               $    894.6    $  1,030.1    $  1,588.4
  Acquisition expenses deferred                                     2.8          10.3         269.2
  Amortized to expense during the year                            (94.8)       (140.6)       (496.9)
  Adoption of SOP 03-1                                            (93.0)            -             -
  Impairment of DAC asset related to annuity business              (7.1)         (4.5)       (159.0)
  Amortization related to sale of universal life
     insurance business                                               -             -        (155.9)
  Adjustment to equity during the year                             (8.4)         (0.7)        (15.7)
                                                             ---------------------------------------
  Balance at end of year                                     $    694.1    $    894.6    $  1,030.1
                                                             =======================================

The Company adopted SOP 03-1 effective January 1, 2004. Upon adoption, the Company reclassified the balance of capitalized sales inducements that were previously included in DAC to other assets. The balance of capitalized sales inducements at January 1, 2004 was $89.7 million. SOP 03-1 also required that estimated gross profits used to calculate the amortization of DAC be adjusted to reflect increases in the guaranteed minimum benefit reserves. This resulted in a $3.3 million reduction in the DAC asset in 2004. For further discussion of the adoption of SOP 03-1, see Note 3, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

Prior to September 30, 2002, the Company manufactured and sold variable annuities, variable universal life and traditional life insurance products. During 2004, 2003 and 2002, the Company determined that the DAC asset related to certain distribution channels for the annuity business exceeded the present value of total expected gross profits. Therefore, the Company recognized permanent impairments of the DAC asset of $7.1 million, $4.5 million and $159.0 million, respectively, related to these items. Additionally, the Company ceased all new sales of proprietary variable annuities and life insurance products. Also, in 2002, the Company recognized a permanent impairment related to the universal life DAC asset of $155.9 million due to the sale of that business.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSE

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $440.9 million, $437.3 million and $434.8 million at December 31, 2004, 2003 and 2002, respectively. Reinsurance recoverables related to this business were $325.1 million, $322.4 million and $329.3 million in 2004, 2003 and 2002, respectively.

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS
Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION
On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP v. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who AFLIAC subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing", were subject to restrictions upon such trading that AFLIAC imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. The Company filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts totaling $150,000 for surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from AFLIAC's alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy of transferring money from money market accounts to international equity accounts and back again to money market accounts, they have been able to consistently obtain relatively risk free returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company intends to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. Further, in the Company's view, these purported lost profits would not have been earned because of various actions taken by the Company, the investment management industry and regulators, to defer or eliminate market timing, including the implementation of "fair value" pricing.

The monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position. However, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period. The date for the damage phase of the litigation has been postponed and a new date has not yet been set.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business and is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, which currently include inquiries relating to "market timing" in sub-accounts of variable annuity and life products, "revenue sharing" and other matters, and regulatory inquiries into compensation arrangements with brokers and agents. In the Company's opinion, based on the advice of legal counsel, the ultimate resolutions of such proceedings will not have a material effect on the Company's consolidated financial position, although they could have a material effect on the results of operations for a particular quarter or annual period.

20. RELATED PARTY TRANSACTIONS

AFLIAC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. Amounts charged by AFLIAC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $167.5 million, $160.0 million and $350.6 million in 2004, 2003 and 2002 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $32.0 million and $20.5 million at December 31, 2004 and 2003, respectively.

In accordance with the above agreement, AFLIAC has allocated an increase of $9.5 million of the minimum pension liability as of December 31, 2004 and allocated a decrease of $46.2 million of the minimum pension liability as of December 31, 2003. AFLIAC allocated an increase of $76.0 million of the minimum pension liability as of December 31, 2002.

In December 2004, the Company declared a return of capital of $75.0 million to its parent, AFC. In January 2005 the Company distributed the return of capital, consisting of $74.9 million of securities and $0.1 million of cash.

In December 2003, the Company paid a dividend of $25.0 million to its parent, AFC, consisting of $24.8 million of securities and $0.2 million of cash.

In December 2002, the Company's parent, AFC declared a $20.0 million contribution of capital consisting of $19.9 million of fixed maturity securities and $0.1 million of cash that was paid in the first quarter of 2003.

In June 2002, the Company's parent, AFC, declared a $158.0 million contribution of capital consisting of $93.2 million of fixed maturity securities and $64.8 million of cash that was paid in the third quarter of 2002.

In March 2002, the Company's parent, AFC, declared a $10.0 million contribution of capital consisting of approximately $9.4 million of fixed maturity securities and $0.6 million of cash paid in the second quarter of 2002.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net income (loss) and surplus are as follows:

                                                     UNAUDITED
                                                        2004         2003         2002
-----------------------------------------------------------------------------------------
(IN MILLIONS)
Statutory Net Income (Loss) - Combined
  Life and Health Companies                               204.6          9.0       (296.0)
Statutory Shareholders' Surplus - Combined
  Life and Health Companies                               555.6        495.6        427.1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contract Owners of Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
April 4, 2005

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

                                                                               AIT                AIT                AIT
                                                                               CORE              EQUITY           GOVERNMENT
                                                                              EQUITY             INDEX               BOND
                                                                             SERVICE            SERVICE            SERVICE
                                                                              SHARES             SHARES             SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $      3,191,487   $    167,597,400   $     26,507,139
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -             31,451                  -
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................          3,191,487        167,628,851         26,507,139

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                174                  -              1,979
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $      3,191,313   $    167,628,851   $     26,505,160
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $      2,660,129   $    156,509,575   $     22,869,692
  Allmerica Select Acclaim............................................            522,051         11,091,703          3,591,801
  Allmerica Optim-L...................................................              9,133             27,573             43,667
                                                                         ----------------   ----------------   ----------------
                                                                         $      3,191,313   $    167,628,851   $     26,505,160
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $      2,573,986   $    132,002,012   $     27,427,063
Underlying Fund shares held...........................................          1,863,098         62,911,937         24,475,659

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................          2,384,409        183,136,528         21,210,678
  Net asset value per unit, December 31, 2004.........................   $       1.115635   $       0.854606   $       1.078216

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................            467,351         12,338,454          3,326,752
  Net asset value per unit, December 31, 2004.........................   $       1.117042   $       0.898954   $       1.079672

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................              6,699             20,186             42,944
  Net asset value per unit, December 31, 2004.........................   $       1.363266   $       1.365923   $       1.016833

                                                                                                  AIT
                                                                               AIT               SELECT
                                                                              MONEY             CAPITAL
                                                                              MARKET          APPRECIATION
                                                                             SERVICE            SERVICE
                                                                              SHARES             SHARES
                                                                         ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $    113,515,284   $    101,199,106
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................             34,802                  -
                                                                         ----------------   ----------------
    Total assets......................................................        113,550,086        101,199,106

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  5
                                                                         ----------------   ----------------
    Net assets........................................................   $    113,550,086   $    101,199,101
                                                                         ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $     93,660,530   $     96,709,247
  Allmerica Select Acclaim............................................         19,826,215          4,489,854
  Allmerica Optim-L...................................................             63,341                  -
                                                                         ----------------   ----------------
                                                                         $    113,550,086   $    101,199,101
                                                                         ================   ================

Investments in shares of the Underlying Funds, at cost................   $    113,515,284   $     82,784,370
Underlying Fund shares held...........................................        113,515,284         44,269,075

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         68,856,594         32,585,493
  Net asset value per unit, December 31, 2004.........................   $       1.360226   $       2.967862

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................         19,301,804          3,570,299
  Net asset value per unit, December 31, 2004.........................   $       1.027169   $       1.257557

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................             64,590                  -
  Net asset value per unit, December 31, 2004.........................   $       0.980656   $              -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                                                                     AIT
                                                                                                   AIT              SELECT
                                                                               AIT               SELECT           INVESTMENT
                                                                              SELECT         INTERNATIONAL          GRADE
                                                                              GROWTH             EQUITY             INCOME
                                                                             SERVICE            SERVICE            SERVICE
                                                                              SHARES             SHARES             SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $    188,731,491   $    111,282,062   $    177,618,625
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -              2,921                  -
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................        188,731,491        111,284,983        177,618,625

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................             24,117                  -                409
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $    188,707,374   $    111,284,983   $    177,618,216
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $    181,721,669   $    102,702,719   $    149,957,018
  Allmerica Select Acclaim............................................          6,977,257          8,566,658         27,637,434
  Allmerica Optim-L...................................................              8,448             15,606             23,764
                                                                         ----------------   ----------------   ----------------
                                                                         $    188,707,374   $    111,284,983   $    177,618,216
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $    199,495,601   $     91,376,547   $    182,002,478
Underlying Fund shares held...........................................        122,156,305         88,954,486        163,252,414

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         89,713,267         62,631,474         86,702,309
  Net asset value per unit, December 31, 2004.........................   $       2.025583   $       1.639794   $       1.729562

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................         10,267,693          9,437,015         22,670,191
  Net asset value per unit, December 31, 2004.........................   $       0.679535   $       0.907772   $       1.219109

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................              6,595             11,410             22,577
  Net asset value per unit, December 31, 2004.........................   $       1.281000   $       1.367710   $       1.052554

                                                                               AIT
                                                                              SELECT
                                                                              VALUE             AIM V.I.
                                                                           OPPORTUNITY         AGGRESSIVE
                                                                             SERVICE             GROWTH
                                                                              SHARES            SERIES I
                                                                         ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     97,115,002   $     13,167,408
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -              1,241
                                                                         ----------------   ----------------
    Total assets......................................................         97,115,002         13,168,649

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  5                  -
                                                                         ----------------   ----------------
    Net assets........................................................   $     97,114,997   $     13,168,649
                                                                         ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $     91,044,751   $      9,912,189
  Allmerica Select Acclaim............................................          6,062,279          3,256,460
  Allmerica Optim-L...................................................              7,967                  -
                                                                         ----------------   ----------------
                                                                         $     97,114,997   $     13,168,649
                                                                         ================   ================

Investments in shares of the Underlying Funds, at cost................   $     75,085,952   $     11,424,545
Underlying Fund shares held...........................................         42,781,939          1,112,112

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         51,760,204         14,459,394
  Net asset value per unit, December 31, 2004.........................   $       1.758972   $       0.685519

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          3,784,655          4,374,663
  Net asset value per unit, December 31, 2004.........................   $       1.601805   $       0.744391

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................              4,977                  -
  Net asset value per unit, December 31, 2004.........................   $       1.600723   $              -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                             AIM V.I.                              AIM V.I.
                                                                              BASIC             AIM V.I.           CAPITAL
                                                                              VALUE            BLUE CHIP         DEVELOPMENT
                                                                            SERIES II           SERIES I          SERIES II
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     13,890,387   $     16,851,288   $      2,180,416
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................         13,890,387         16,851,288          2,180,416

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                286                366
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $     13,890,387   $     16,851,002   $      2,180,050
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $     11,311,021   $     13,228,878   $      1,663,679
  Allmerica Select Acclaim............................................          2,564,558          3,622,124            498,333
  Allmerica Optim-L...................................................             14,808                  -             18,038
                                                                         ----------------   ----------------   ----------------
                                                                         $     13,890,387   $     16,851,002   $      2,180,050
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $     10,822,049   $     16,610,507   $      1,914,976
Underlying Fund shares held...........................................          1,181,155          2,452,880            149,651

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         10,386,241         20,414,148          1,483,247
  Net asset value per unit, December 31, 2004.........................   $       1.089039   $       0.648025   $       1.121647

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          2,351,735          5,217,289            443,697
  Net asset value per unit, December 31, 2004.........................   $       1.090496   $       0.694254   $       1.123138

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................             10,614                  -             12,306
  Net asset value per unit, December 31, 2004.........................   $       1.395181   $              -   $       1.465790

                                                                                                AIM V.I.
                                                                             AIM V.I.            HEALTH
                                                                             DYNAMICS           SCIENCES
                                                                           SERIES I (a)       SERIES I (a)
                                                                         ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $      7,496,414   $     10,127,964
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -
                                                                         ----------------   ----------------
    Total assets......................................................          7,496,414         10,127,964

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  5
                                                                         ----------------   ----------------
    Net assets........................................................   $      7,496,414   $     10,127,959
                                                                         ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $      6,151,565   $      7,945,226
  Allmerica Select Acclaim............................................          1,344,849          2,182,733
  Allmerica Optim-L...................................................                  -                  -
                                                                         ----------------   ----------------
                                                                         $      7,496,414   $     10,127,959
                                                                         ================   ================

Investments in shares of the Underlying Funds, at cost................   $      6,201,967   $      9,092,587
Underlying Fund shares held...........................................            561,950            535,871

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         10,597,066          8,979,290
  Net asset value per unit, December 31, 2004.........................   $       0.580497   $       0.884839

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          1,975,810          2,345,552
  Net asset value per unit, December 31, 2004.........................   $       0.680657   $       0.930584

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $              -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                                               ALLIANCE-          ALLIANCE-
                                                                             AIM V.I.          BERNSTEIN          BERNSTEIN
                                                                             PREMIER             GROWTH            PREMIER
                                                                              EQUITY           AND INCOME           GROWTH
                                                                             SERIES I           CLASS B            CLASS A
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     17,247,544   $     87,897,877   $     33,969,466
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -              2,979             41,653
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................         17,247,544         87,900,856         34,011,119

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $     17,247,544   $     87,900,856   $     34,011,119
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $     13,405,502   $     65,871,632   $     34,011,119
  Allmerica Select Acclaim............................................          3,842,042         22,029,224                  -
  Allmerica Optim-L...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
                                                                         $     17,247,544   $     87,900,856   $     34,011,119
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $     17,998,976   $     77,351,817   $     45,421,675
Underlying Fund shares held...........................................            809,744          3,682,357          1,449,209

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         18,766,014         58,891,831         45,864,285
  Net asset value per unit, December 31, 2004.........................   $       0.714350   $       1.118519   $       0.741560

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          5,049,704         19,301,599                  -
  Net asset value per unit, December 31, 2004.........................   $       0.760845   $       1.141316   $              -

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -                  -                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $              -   $              -

                                                                            ALLIANCE-          ALLIANCE-
                                                                            BERNSTEIN          BERNSTEIN
                                                                             PREMIER           SMALL CAP
                                                                              GROWTH             VALUE
                                                                             CLASS B            CLASS B
                                                                         ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     14,793,091   $     12,374,506
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                 55                  -
                                                                         ----------------   ----------------
    Total assets......................................................         14,793,146         12,374,506

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                229
                                                                         ----------------   ----------------
    Net assets........................................................   $     14,793,146   $     12,374,277
                                                                         ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $      6,385,620   $     10,987,984
  Allmerica Select Acclaim............................................          8,399,760          1,377,439
  Allmerica Optim-L...................................................              7,766              8,854
                                                                         ----------------   ----------------
                                                                         $     14,793,146   $     12,374,277
                                                                         ================   ================

Investments in shares of the Underlying Funds, at cost................   $     14,338,265   $     10,384,766
Underlying Fund shares held...........................................            640,116            737,016

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................          8,122,081          8,152,055
  Net asset value per unit, December 31, 2004.........................   $       0.786205   $       1.347879

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................         11,954,486          1,020,577
  Net asset value per unit, December 31, 2004.........................   $       0.702645   $       1.349667

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................              6,232              5,404
  Net asset value per unit, December 31, 2004.........................   $       1.246088   $       1.638376

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                            ALLIANCE-          ALLIANCE-        EATON VANCE VT
                                                                            BERNSTEIN          BERNSTEIN          FLOATING-
                                                                            TECHNOLOGY           VALUE               RATE
                                                                           CLASS B (b)          CLASS B             INCOME
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $      1,771,247   $      6,551,377   $     25,055,438
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................          1,771,247          6,551,377         25,055,438

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................              1,099                  -                281
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $      1,770,148   $      6,551,377   $     25,055,157
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $      1,490,651   $      5,442,672   $     19,907,930
  Allmerica Select Acclaim............................................            261,381          1,108,705          5,147,227
  Allmerica Optim-L...................................................             18,116                  -                  -
                                                                         ----------------   ----------------   ----------------
                                                                         $      1,770,148   $      6,551,377   $     25,055,157
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $      1,572,334   $      5,482,263   $     24,883,279
Underlying Fund shares held...........................................            117,457            522,438          2,480,736

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................          1,497,571          4,568,311         19,489,034
  Net asset value per unit, December 31, 2004.........................   $       0.995379   $       1.191397   $       1.021494

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................            262,277            929,327          5,028,887
  Net asset value per unit, December 31, 2004.........................   $       0.996585   $       1.193019   $       1.023532

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................             12,417                  -                  -
  Net asset value per unit, December 31, 2004.........................   $       1.459001   $              -   $              -

                                                                          EATON VANCE VT
                                                                            WORLDWIDE           FIDELITY
                                                                              HEALTH              VIP
                                                                             SCIENCES          CONTRAFUND
                                                                         ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     15,499,063   $     39,318,086
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -
                                                                         ----------------   ----------------
    Total assets......................................................         15,499,063         39,318,086

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                153                  -
                                                                         ----------------   ----------------
    Net assets........................................................   $     15,498,910   $     39,318,086
                                                                         ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $     12,219,579   $     39,318,086
  Allmerica Select Acclaim............................................          3,279,331                  -
  Allmerica Optim-L...................................................                  -                  -
                                                                         ----------------   ----------------
                                                                         $     15,498,910   $     39,318,086
                                                                         ================   ================

Investments in shares of the Underlying Funds, at cost................   $     13,759,208   $     30,059,936
Underlying Fund shares held...........................................          1,378,920          1,477,013

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         11,448,755         36,499,214
  Net asset value per unit, December 31, 2004.........................   $       1.067328   $       1.077231

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          3,066,604                  -
  Net asset value per unit, December 31, 2004.........................   $       1.069369   $              -

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $              -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                             FIDELITY                             FIDELITY
                                                                               VIP              FIDELITY             VIP
                                                                            CONTRAFUND            VIP           EQUITY-INCOME
                                                                             SERVICE            EQUITY-            SERVICE
                                                                             CLASS 2             INCOME            CLASS 2
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     10,644,167   $    166,259,607   $     17,410,130
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                454
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................         10,644,167        166,259,607         17,410,584

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  6                634                  -
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $     10,644,161   $    166,258,973   $     17,410,584
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $              -   $    166,258,973   $              -
  Allmerica Select Acclaim............................................         10,640,492                  -         17,403,755
  Allmerica Optim-L...................................................              3,669                  -              6,829
                                                                         ----------------   ----------------   ----------------
                                                                         $     10,644,161   $    166,258,973   $     17,410,584
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $      8,469,232   $    149,518,968   $     14,838,670
Underlying Fund shares held...........................................            403,953          6,553,394            693,907

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................                  -         73,279,253                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $       2.268841   $              -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          9,477,930                  -         15,504,224
  Net asset value per unit, December 31, 2004.........................   $       1.122660   $              -   $       1.122517

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................              2,601                  -              4,887
  Net asset value per unit, December 31, 2004.........................   $       1.410620   $              -   $       1.397481

                                                                                               FIDELITY
                                                                             FIDELITY             VIP
                                                                               VIP               GROWTH
                                                                              GROWTH            & INCOME
                                                                         ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $    109,917,470   $     11,992,822
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................             42,944                  -
                                                                         ----------------   ----------------
    Total assets......................................................        109,960,414         11,992,822

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -
                                                                         ----------------   ----------------
    Net assets........................................................   $    109,960,414   $     11,992,822
                                                                         ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $    109,960,414   $     11,992,822
  Allmerica Select Acclaim............................................                  -                  -
  Allmerica Optim-L...................................................                  -                  -
                                                                         ----------------   ----------------
                                                                         $    109,960,414   $     11,992,822
                                                                         ================   ================

Investments in shares of the Underlying Funds, at cost................   $    140,774,447   $     10,723,147
Underlying Fund shares held...........................................          3,433,848            862,173

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         52,884,856         13,052,632
  Net asset value per unit, December 31, 2004.........................   $       2.079242   $       0.918805

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................                  -                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $              -

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $              -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                             FIDELITY
                                                                               VIP              FIDELITY
                                                                              GROWTH              VIP              FIDELITY
                                                                             & INCOME            GROWTH              VIP
                                                                             SERVICE            SERVICE              HIGH
                                                                             CLASS 2            CLASS 2             INCOME
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $      3,072,189   $      7,877,981   $     81,279,648
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................          3,072,189          7,877,981         81,279,648

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................              2,143              2,165                748
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $      3,070,046   $      7,875,816   $     81,278,900
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $              -   $              -   $     81,278,900
  Allmerica Select Acclaim............................................          3,070,046          7,874,185                  -
  Allmerica Optim-L...................................................                  -              1,631                  -
                                                                         ----------------   ----------------   ----------------
                                                                         $      3,070,046   $      7,875,816   $     81,278,900
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $      2,772,955   $      7,421,851   $     78,991,153
Underlying Fund shares held...........................................            224,084            248,988         11,611,378

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................                  -                  -         61,378,002
  Net asset value per unit, December 31, 2004.........................   $              -   $              -   $       1.324235

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          3,304,835         11,006,658                  -
  Net asset value per unit, December 31, 2004.........................   $       0.928956   $       0.715402   $              -

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -              1,249                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $       1.305615   $              -

                                                                            FIDELITY
                                                                              VIP
                                                                              HIGH
                                                                             INCOME            FIDELITY
                                                                             SERVICE              VIP
                                                                             CLASS 2            MID CAP
                                                                         ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     10,153,576   $     49,546,131
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -
                                                                         ----------------   ----------------
    Total assets......................................................         10,153,576         49,546,131

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                697                392
                                                                         ----------------   ----------------
    Net assets........................................................   $     10,152,879   $     49,545,739
                                                                         ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $              -   $     49,545,739
  Allmerica Select Acclaim............................................         10,152,879                  -
  Allmerica Optim-L...................................................                  -                  -
                                                                         ----------------   ----------------
                                                                         $     10,152,879   $     49,545,739
                                                                         ================   ================

Investments in shares of the Underlying Funds, at cost................   $      9,232,711   $     33,949,798
Underlying Fund shares held...........................................          1,469,403          1,641,688

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................                  -         33,167,718
  Net asset value per unit, December 31, 2004.........................   $              -   $       1.493794

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          8,825,981                  -
  Net asset value per unit, December 31, 2004.........................   $       1.150340   $              -

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $              -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                                                                   FT VIP
                                                                                                FIDELITY          FRANKLIN
                                                                             FIDELITY             VIP               LARGE
                                                                               VIP               VALUE               CAP
                                                                             MID CAP           STRATEGIES           GROWTH
                                                                             SERVICE            SERVICE           SECURITIES
                                                                             CLASS 2            CLASS 2          CLASS 2 (b)
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     10,762,264   $      7,044,137   $      5,789,375
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................              3,178                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................         10,765,442          7,044,137          5,789,375

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -              4,412
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $     10,765,442   $      7,044,137   $      5,784,963
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $              -   $      6,306,926   $      4,921,990
  Allmerica Select Acclaim............................................         10,763,208            737,211            862,973
  Allmerica Optim-L...................................................              2,234                  -                  -
                                                                         ----------------   ----------------   ----------------
                                                                         $     10,765,442   $      7,044,137   $      5,784,963
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $      7,495,250   $      5,911,698   $      5,138,310
Underlying Fund shares held...........................................            360,183            498,171            388,549

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................                  -          4,837,553          4,509,621
  Net asset value per unit, December 31, 2004.........................   $              -   $       1.303743   $       1.091442

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          7,089,065            564,717            789,588
  Net asset value per unit, December 31, 2004.........................   $       1.518283   $       1.305452   $       1.092941

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................              1,367                  -                  -
  Net asset value per unit, December 31, 2004.........................   $       1.634377   $              -   $              -

                                                                                                 FT VIP
                                                                                                FRANKLIN
                                                                              FT VIP             SMALL
                                                                             FRANKLIN             CAP
                                                                              SMALL              VALUE
                                                                               CAP             SECURITIES
                                                                             CLASS 2            CLASS 2
                                                                         ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     24,042,038   $     12,534,472
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -
                                                                         ----------------   ----------------
    Total assets......................................................         24,042,038         12,534,472

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                 77
                                                                         ----------------   ----------------
    Net assets........................................................   $     24,042,038   $     12,534,395
                                                                         ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $     18,845,137   $     10,211,141
  Allmerica Select Acclaim............................................          5,196,901          2,313,765
  Allmerica Optim-L...................................................                  -              9,489
                                                                         ----------------   ----------------
                                                                         $     24,042,038   $     12,534,395
                                                                         ================   ================

Investments in shares of the Underlying Funds, at cost................   $     19,067,697   $     10,228,148
Underlying Fund shares held...........................................          1,237,367            800,925

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         25,011,164          8,091,815
  Net asset value per unit, December 31, 2004.........................   $       0.753469   $       1.261910

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          6,103,517          1,831,088
  Net asset value per unit, December 31, 2004.........................   $       0.851460   $       1.263601

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -              5,940
  Net asset value per unit, December 31, 2004.........................   $              -   $       1.597516

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                              FT VIP             FT VIP             JANUS
                                                                              MUTUAL           TEMPLETON            ASPEN
                                                                              SHARES            FOREIGN             GROWTH
                                                                            SECURITIES         SECURITIES          SERVICE
                                                                             CLASS 2            CLASS 2             SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     47,488,240   $     14,905,841   $     20,093,011
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -              2,689
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................         47,488,240         14,905,841         20,095,700

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                323                 12                  -
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $     47,487,917   $     14,905,829   $     20,095,700
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $     38,833,939   $     13,037,341   $     13,818,551
  Allmerica Select Acclaim............................................          8,653,513          1,865,776          6,277,149
  Allmerica Optim-L...................................................                465              2,712                  -
                                                                         ----------------   ----------------   ----------------
                                                                         $     47,487,917   $     14,905,829   $     20,095,700
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $     39,587,044   $     11,914,771   $     19,314,496
Underlying Fund shares held...........................................          2,853,861          1,038,734          1,012,753

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         29,084,169         10,905,481         22,842,391
  Net asset value per unit, December 31, 2004.........................   $       1.335226   $       1.195485   $       0.604952

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          6,494,657          1,558,592          9,367,789
  Net asset value per unit, December 31, 2004.........................   $       1.332405   $       1.197091   $       0.670078

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                348              1,901                  -
  Net asset value per unit, December 31, 2004.........................   $       1.335110   $       1.426828   $              -

                                                                              JANUS              JANUS
                                                                              ASPEN              ASPEN
                                                                            GROWTH AND       INTERNATIONAL
                                                                              INCOME             GROWTH
                                                                             SERVICE            SERVICE
                                                                              SHARES             SHARES
                                                                         ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     14,561,017   $     13,218,910
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -
                                                                         ----------------   ----------------
    Total assets......................................................         14,561,017         13,218,910

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -
                                                                         ----------------   ----------------
    Net assets........................................................   $     14,561,017   $     13,218,910
                                                                         ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward..............   $     12,237,681   $      9,782,876
  Allmerica Select Acclaim............................................          2,323,336          3,436,034
  Allmerica Optim-L...................................................                  -                  -
                                                                         ----------------   ----------------
                                                                         $     14,561,017   $     13,218,910
                                                                         ================   ================

Investments in shares of the Underlying Funds, at cost................   $     13,043,256   $      9,888,280
Underlying Fund shares held...........................................            921,001            490,680

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         15,196,576         13,032,540
  Net asset value per unit, December 31, 2004.........................   $       0.805292   $       0.750650

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          2,672,578          4,147,871
  Net asset value per unit, December 31, 2004.........................   $       0.869324   $       0.828385

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $              -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                              JANUS
                                                                              ASPEN               MFS                MFS
                                                                             MID CAP            MID CAP              NEW
                                                                              GROWTH             GROWTH           DISCOVERY
                                                                             SERVICE            SERVICE            SERVICE
                                                                              SHARES             CLASS            CLASS (b)
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $      5,572,661   $      7,319,584   $      2,676,174
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................          5,572,661          7,319,584          2,676,174

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $      5,572,661   $      7,319,584   $      2,676,174
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward............   $      3,668,401   $      6,123,207   $      2,144,942
  Allmerica Select Acclaim............................................          1,904,260          1,196,377            531,232
  Allmerica Optim-L...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
                                                                         $      5,572,661   $      7,319,584   $      2,676,174
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $      4,346,857   $      6,274,512   $      2,394,415
Underlying Fund shares held...........................................            219,742          1,045,655            181,929

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................          7,397,551          5,677,133          2,083,552
  Net asset value per unit, December 31, 2004.........................   $       0.495894   $       1.078574   $       1.029464

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          3,051,293          1,107,768            515,323
  Net asset value per unit, December 31, 2004.........................   $       0.624083   $       1.079989   $       1.030872

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -                  -                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $              -   $              -

                                                                               MFS
                                                                              TOTAL               MFS            OPPENHEIMER
                                                                              RETURN           UTILITIES           BALANCED
                                                                             SERVICE            SERVICE            SERVICE
                                                                              CLASS            CLASS (b)        SHARES (a)(b)
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     22,481,179   $      6,478,317   $      4,378,872
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................         22,481,179          6,478,317          4,378,872

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                107
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $     22,481,179   $      6,478,317   $      4,378,765
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward............   $     19,501,684   $      5,773,894   $      3,938,528
  Allmerica Select Acclaim............................................          2,953,525            704,423            431,756
  Allmerica Optim-L...................................................             25,970                  -              8,481
                                                                         ----------------   ----------------   ----------------
                                                                         $     22,481,179   $      6,478,317   $      4,378,765
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $     19,212,391   $      5,228,966   $      3,826,059
Underlying Fund shares held...........................................          1,057,938            318,815            253,700

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         16,966,897          4,031,412          3,298,762
  Net asset value per unit, December 31, 2004.........................   $       1.149396   $       1.432226   $       1.193942

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          2,566,156            491,140            361,153
  Net asset value per unit, December 31, 2004.........................   $       1.150953   $       1.434262   $       1.195492

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................             20,627                  -              6,317
  Net asset value per unit, December 31, 2004.........................   $       1.259052   $              -   $       1.342513

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                           OPPENHEIMER        OPPENHEIMER        OPPENHEIMER
                                                                             CAPITAL             GLOBAL              HIGH
                                                                           APPRECIATION        SECURITIES           INCOME
                                                                             SERVICE            SERVICE            SERVICE
                                                                              SHARES             SHARES             SHARES
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $      7,935,788   $     17,700,075   $     14,606,867
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................          7,935,788         17,700,075         14,606,867

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................              2,198                  -              2,549
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $      7,933,590   $     17,700,075   $     14,604,318
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward............   $      6,615,562   $     15,100,540   $     12,630,565
  Allmerica Select Acclaim............................................          1,318,028          2,598,729          1,942,000
  Allmerica Optim-L...................................................                  -                806             31,753
                                                                         ----------------   ----------------   ----------------
                                                                         $      7,933,590   $     17,700,075   $     14,604,318
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $      6,927,589   $     14,140,043   $     13,371,997
Underlying Fund shares held...........................................            216,057            603,481          1,667,451

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................          6,220,024         11,880,059         10,198,821
  Net asset value per unit, December 31, 2004.........................   $       1.063591   $       1.271083   $       1.238434

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          1,237,549          2,041,790          1,566,015
  Net asset value per unit, December 31, 2004.........................   $       1.065031   $       1.272770   $       1.240090

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -                510             23,758
  Net asset value per unit, December 31, 2004.........................   $              -   $       1.580631   $       1.336499

                                                                           OPPENHEIMER
                                                                           MAIN STREET          PIONEER
                                                                             SERVICE            FUND VCT
                                                                            SHARES (b)          CLASS II
                                                                         ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $      6,490,438   $     12,962,631
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -
                                                                         ----------------   ----------------
    Total assets......................................................          6,490,438         12,962,631

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................              2,374                  -
                                                                         ----------------   ----------------
    Net assets........................................................   $      6,488,064   $     12,962,631
                                                                         ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward............   $      5,637,719   $      9,056,840
  Allmerica Select Acclaim............................................            841,850          3,905,791
  Allmerica Optim-L...................................................              8,495                  -
                                                                         ----------------   ----------------
                                                                         $      6,488,064   $     12,962,631
                                                                         ================   ================

Investments in shares of the Underlying Funds, at cost................   $      5,426,237   $     11,451,238
Underlying Fund shares held...........................................            313,548            632,016

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................          5,220,531          9,506,676
  Net asset value per unit, December 31, 2004.........................   $       1.079913   $       0.952682

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................            778,480          4,092,297
  Net asset value per unit, December 31, 2004.........................   $       1.081402   $       0.954425

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................              6,578                  -
  Net asset value per unit, December 31, 2004.........................   $       1.291492   $              -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2004

                                                                             PIONEER            SCUDDER
                                                                           REAL ESTATE         TECHNOLOGY          SCUDDER
                                                                              SHARES             GROWTH            VIT EAFE
                                                                               VCT             SERIES II            EQUITY
                                                                             CLASS II           CLASS A             INDEX
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     27,506,695   $      9,512,947   $      4,742,366
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................         27,506,695          9,512,947          4,742,366

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $     27,506,695   $      9,512,947   $      4,742,366
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward............   $     22,324,561   $      7,655,094   $      4,060,009
  Allmerica Select Acclaim............................................          5,182,134          1,857,853            682,357
  Allmerica Optim-L...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
                                                                         $     27,506,695   $      9,512,947   $      4,742,366
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $     19,341,285   $      8,782,186   $      3,794,873
Underlying Fund shares held...........................................          1,133,829          1,055,821            497,103

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................         11,633,289         17,110,372          4,745,606
  Net asset value per unit, December 31, 2004.........................   $       1.919024   $       0.447395   $       0.855530

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          2,695,360          3,464,605            752,417
  Net asset value per unit, December 31, 2004.........................   $       1.922613   $       0.536238   $       0.906887

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -                  -                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $              -   $              -

                                                                                                 SVS
                                                                                                DREMAN
                                                                              SCUDDER          FINANCIAL           T. ROWE
                                                                                VIT             SERVICES            PRICE
                                                                             SMALL CAP         SERIES II        INTERNATIONAL
                                                                               INDEX            CLASS A             STOCK
                                                                         ----------------   ----------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at market value........   $     16,450,059   $     11,137,156   $     77,561,701
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                  -                  -              3,010
                                                                         ----------------   ----------------   ----------------
    Total assets......................................................         16,450,059         11,137,156         77,564,711

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)...................................................                338                  -                  -
                                                                         ----------------   ----------------   ----------------
    Net assets........................................................   $     16,449,721   $     11,137,156   $     77,564,711
                                                                         ================   ================   ================

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward............   $     12,570,746   $      8,904,081   $     62,921,394
  Allmerica Select Acclaim............................................          3,878,975          2,233,075         14,643,317
  Allmerica Optim-L...................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
                                                                         $     16,449,721   $     11,137,156   $     77,564,711
                                                                         ================   ================   ================

Investments in shares of the Underlying Funds, at cost................   $     13,836,325   $      9,045,420   $     63,482,116
Underlying Fund shares held...........................................          1,146,346            818,909          5,770,960

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2004................................          9,675,030          6,810,208         47,389,487
  Net asset value per unit, December 31, 2004.........................   $       1.299298   $       1.307461   $       1.327750

Allmerica Select Acclaim:
  Units outstanding, December 31, 2004................................          2,850,502          1,677,076         16,182,607
  Net asset value per unit, December 31, 2004.........................   $       1.360804   $       1.331529   $       0.904880

Allmerica Optim-L:
  Units outstanding, December 31, 2004................................                  -                  -                  -
  Net asset value per unit, December 31, 2004.........................   $              -   $              -   $              -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               AIT                AIT                AIT
                                                                               CORE              EQUITY           GOVERNMENT
                                                                              EQUITY             INDEX               BOND
                                                                             SERVICE            SERVICE            SERVICE
                                                                              SHARES             SHARES             SHARES
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $         33,104   $      2,637,986   $      1,145,670
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................             32,948          1,980,056            346,280
  Administrative expense fees.........................................              3,954            237,606             41,554
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             36,902          2,217,662            387,834
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................              6,152            131,312             50,801
  Administrative expense fees.........................................                769             16,414              6,350
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................              6,921            147,726             57,151
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                145                411                707
  Administrative expense fees.........................................                 14                 38                 66
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                159                449                773
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................             43,982          2,365,837            445,758
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................            (10,878)           272,149            699,912
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -             55,762
  Net realized gain (loss) from sales of investments..................            210,660          7,034,231           (368,480)
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................            210,660          7,034,231           (312,718)
  Change in unrealized gain (loss)....................................             80,944          6,679,359           (130,070)
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................            291,604         13,713,590           (442,788)
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $        280,726   $     13,985,739   $        257,124
                                                                         ================   ================   ================

                                                                                                  AIT
                                                                               AIT               SELECT              AIT
                                                                              MONEY             CAPITAL             SELECT
                                                                              MARKET          APPRECIATION          GROWTH
                                                                             SERVICE            SERVICE            SERVICE
                                                                              SHARES             SHARES             SHARES
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $      1,197,133   $              -   $              -
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................          1,417,675          1,190,753          2,394,288
  Administrative expense fees.........................................            170,120            142,890            287,315
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................          1,587,795          1,333,643          2,681,603
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................            266,899             49,904             87,352
  Administrative expense fees.........................................             33,363              6,238             10,919
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            300,262             56,142             98,271
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................              1,032                  -                280
  Administrative expense fees.........................................                 97                  -                 27
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................              1,129                  -                307
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................          1,889,186          1,389,785          2,780,181
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................           (692,053)        (1,389,785)        (2,780,181)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -          8,404,849                  -
  Net realized gain (loss) from sales of investments..................                  -          3,158,592         (5,760,329)
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................                  -         11,563,441         (5,760,329)
  Change in unrealized gain (loss)....................................                  -          5,260,688         18,940,015
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................                  -         16,824,129         13,179,686
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $       (692,053)  $     15,434,344   $     10,399,505
                                                                         ================   ================   ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                  AIT
                                                                               AIT               SELECT              AIT
                                                                              SELECT           INVESTMENT           SELECT
                                                                          INTERNATIONAL          GRADE              VALUE
                                                                              EQUITY             INCOME          OPPORTUNITY
                                                                             SERVICE            SERVICE            SERVICE
                                                                              SHARES             SHARES             SHARES
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $      1,405,744   $     10,267,630   $         54,898
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................          1,306,165          2,094,751          1,108,256
  Administrative expense fees.........................................            156,739            251,370            132,991
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................          1,462,904          2,346,121          1,241,247
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................            107,059            368,319             84,310
  Administrative expense fees.........................................             13,383             46,040             10,539
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            120,442            414,359             94,849
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                262                386                117
  Administrative expense fees.........................................                 25                 36                 11
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                287                422                128
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................          1,583,633          2,760,902          1,336,224
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................           (177,889)         7,506,728         (1,281,326)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -          2,650,369          6,219,092
  Net realized gain (loss) from sales of investments..................          2,826,812           (587,811)         4,208,477
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................          2,826,812          2,062,558         10,427,569
  Change in unrealized gain (loss)....................................         10,600,692         (4,833,149)         6,020,946
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................         13,427,504         (2,770,591)        16,448,515
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $     13,249,615   $      4,736,137   $     15,167,189
                                                                         ================   ================   ================

                                                                             AIM V.I.           AIM V.I.
                                                                            AGGRESSIVE           BASIC
                                                                              GROWTH             VALUE
                                                                             SERIES I          SERIES II
                                                                         ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $              -   $              -
                                                                         ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................            124,815            139,286
  Administrative expense fees.........................................             14,978             16,715
                                                                         ----------------   ----------------
    Total expenses....................................................            139,793            156,001
                                                                         ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             40,067             29,511
  Administrative expense fees.........................................              5,008              3,689
                                                                         ----------------   ----------------
    Total expenses....................................................             45,075             33,200
                                                                         ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                224
  Administrative expense fees.........................................                  -                 21
                                                                         ----------------   ----------------
    Total expenses....................................................                  -                245
                                                                         ----------------   ----------------

           Total expenses.............................................            184,868            189,446
                                                                         ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................           (184,868)          (189,446)
                                                                         ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -
  Net realized gain (loss) from sales of investments..................            230,762            681,883
                                                                         ----------------   ----------------
    Net realized gain (loss)..........................................            230,762            681,883
  Change in unrealized gain (loss)....................................          1,243,063            656,394
                                                                         ----------------   ----------------
    Net realized and unrealized gain (loss)...........................          1,473,825          1,338,277
                                                                         ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $      1,288,957   $      1,148,831
                                                                         ================   ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                 AIM V.I.
                                                                             AIM V.I.            CAPITAL          AIM V.I.
                                                                            BLUE CHIP          DEVELOPMENT        DYNAMICS
                                                                             SERIES I            SERIES II       SERIES I (a)
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $         17,095   $              -   $              -
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................            177,945             16,331             75,028
  Administrative expense fees.........................................             21,353              1,960              9,003
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            199,298             18,291             84,031
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             42,974              8,778             12,825
  Administrative expense fees.........................................              5,372              1,097              1,603
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             48,346              9,875             14,428
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                273                  -
  Administrative expense fees.........................................                  -                 26                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -                299                  -
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................            247,644             28,465             98,459
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................           (230,549)           (28,465)           (98,459)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................           (255,386)           139,822            193,989
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................           (255,386)           139,822            193,989
  Change in unrealized gain (loss)....................................            929,517             96,873            714,291
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................            674,131            236,695            908,280
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $        443,582   $        208,230   $        809,821
                                                                         ================   ================   ================

                                                                                                                  ALLIANCE-
                                                                             AIM V.I.            AIM V.I.         BERNSTEIN
                                                                             HEALTH              PREMIER           GROWTH
                                                                            SCIENCES             EQUITY          AND INCOME
                                                                           SERIES I (a)          SERIES I          CLASS B
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $              -   $         79,644   $        655,641
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................            104,287            181,216            837,795
  Administrative expense fees.........................................             12,514             21,746            100,535
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            116,801            202,962            938,330
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             27,121             50,040            267,331
  Administrative expense fees.........................................              3,391              6,255             33,417
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             30,512             56,295            300,748
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                  -                  -
  Administrative expense fees.........................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................            147,313            259,257          1,239,078
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................           (147,313)          (179,613)          (583,437)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................            175,986           (494,410)           899,558
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................            175,986           (494,410)           899,558
  Change in unrealized gain (loss)....................................            579,762          1,353,421          7,651,736
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................            755,748            859,011          8,551,294
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $        608,435   $        679,398   $      7,967,857
                                                                         ================   ================   ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            ALLIANCE-          ALLIANCE-          ALLIANCE-
                                                                            BERNSTEIN          BERNSTEIN          BERNSTEIN
                                                                             PREMIER            PREMIER           SMALL CAP
                                                                              GROWTH             GROWTH             VALUE
                                                                             CLASS A            CLASS B            CLASS B
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $              -   $              -   $          5,632
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................            421,992             82,607             93,321
  Administrative expense fees.........................................             50,639              9,913             11,198
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            472,631             92,520            104,519
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................                  -            101,575             15,869
  Administrative expense fees.........................................                  -             12,697              1,983
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -            114,272             17,852
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                130                139
  Administrative expense fees.........................................                  -                 13                 13
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -                143                152
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................            472,631            206,935            122,523
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................           (472,631)          (206,935)          (116,891)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -            168,948
  Net realized gain (loss) from sales of investments..................         (2,298,675)          (180,677)           442,157
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................         (2,298,675)          (180,677)           611,105
  Change in unrealized gain (loss)....................................          5,028,990          1,355,067          1,007,325
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................          2,730,315          1,174,390          1,618,430
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $      2,257,684   $        967,455   $      1,501,539
                                                                         ================   ================   ================

                                                                                                                    EATON
                                                                            ALLIANCE-          ALLIANCE-           VANCE VT
                                                                            BERNSTEIN          BERNSTEIN          FLOATING-
                                                                            TECHNOLOGY           VALUE               RATE
                                                                           CLASS B (b)          CLASS B             INCOME
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $              -   $         48,759   $        618,040
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................             23,637             59,224            244,504
  Administrative expense fees.........................................              2,836              7,107             29,340
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             26,473             66,331            273,844
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................              6,145             12,995             63,204
  Administrative expense fees.........................................                768              1,624              7,900
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................              6,913             14,619             71,104
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                281                  -                  -
  Administrative expense fees.........................................                 26                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                307                  -                  -
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................             33,693             80,950            344,948
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................            (33,693)           (32,191)           273,092
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................            121,321            333,368             55,722
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................            121,321            333,368             55,722
  Change in unrealized gain (loss)....................................            (80,029)           304,641             16,800
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................             41,292            638,009             72,522
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $          7,599   $        605,818   $        345,614
                                                                         ================   ================   ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              EATON                                FIDELITY
                                                                             VANCE VT                                VIP
                                                                            WORLDWIDE           FIDELITY          CONTRAFUND
                                                                              HEALTH              VIP              SERVICE
                                                                             SCIENCES          CONTRAFUND          CLASS 2
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $              -   $        102,381   $         19,034
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................            158,310            410,461                  -
  Administrative expense fees.........................................             18,998             49,255                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            177,308            459,716                  -
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             38,420                  -            113,530
  Administrative expense fees.........................................              4,803                  -             14,192
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             43,223                  -            127,722
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                  -                 36
  Administrative expense fees.........................................                  -                  -                  3
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -                  -                 39
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................            220,531            459,716            127,761
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................           (220,531)          (357,335)          (108,727)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................            200,783            678,650            462,295
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................            200,783            678,650            462,295
  Change in unrealized gain (loss)....................................            710,845          4,211,186            924,279
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................            911,628          4,889,836          1,386,574
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $        691,097   $      4,532,501   $      1,277,847
                                                                         ================   ================   ================

                                                                                               FIDELITY
                                                                                                 VIP
                                                                             FIDELITY           EQUITY-
                                                                               VIP              INCOME             FIDELITY
                                                                             EQUITY-            SERVICE              VIP
                                                                              INCOME            CLASS 2             GROWTH
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $      2,702,068   $        264,377   $        323,681
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................          2,087,043                  -          1,479,778
  Administrative expense fees.........................................            250,445                  -            177,573
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................          2,337,488                  -          1,657,351
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................                  -            209,286                  -
  Administrative expense fees.........................................                  -             26,160                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -            235,446                  -
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                112                  -
  Administrative expense fees.........................................                  -                 11                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -                123                  -
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................          2,337,488            235,569          1,657,351
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................            364,580             28,808         (1,333,670)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................            645,494             68,898                  -
  Net realized gain (loss) from sales of investments..................            771,488            457,661         (7,803,476)
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................          1,416,982            526,559         (7,803,476)
  Change in unrealized gain (loss)....................................         13,699,407          1,038,817         10,719,827
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................         15,116,389          1,565,376          2,916,351
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $     15,480,969   $      1,594,184   $      1,582,681
                                                                         ================   ================   ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                FIDELITY
                                                                                                  VIP              FIDELITY
                                                                             FIDELITY            GROWTH              VIP
                                                                               VIP              & INCOME           GROWTH
                                                                              GROWTH            SERVICE            SERVICE
                                                                             & INCOME           CLASS 2            CLASS 2
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $        110,957   $         24,575   $         10,808
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................            156,593                  -                  -
  Administrative expense fees.........................................             18,791                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            175,384                  -                  -
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................                  -             37,917             97,461
  Administrative expense fees.........................................                  -              4,739             12,183
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -             42,656            109,644
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                  -                 29
  Administrative expense fees.........................................                  -                  -                  2
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -                  -                 31
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................            175,384             42,656            109,675
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................            (64,427)           (18,081)           (98,867)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................            235,119             71,195             62,389
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................            235,119             71,195             62,389
  Change in unrealized gain (loss)....................................            343,036             75,380            117,585
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................            578,155            146,575            179,974
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $        513,728   $        128,494   $         81,107
                                                                         ================   ================   ================

                                                                                                FIDELITY
                                                                                                  VIP
                                                                             FIDELITY             HIGH
                                                                               VIP               INCOME            FIDELITY
                                                                               HIGH             SERVICE              VIP
                                                                              INCOME            CLASS 2            MID CAP
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $      7,856,994   $        919,518   $              -
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................          1,075,361                  -            540,730
  Administrative expense fees.........................................            129,044                  -             64,888
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................          1,204,405                  -            605,618
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................                  -            117,249                  -
  Administrative expense fees.........................................                  -             14,656                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -            131,905                  -
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                  -                  -
  Administrative expense fees.........................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................          1,204,405            131,905            605,618
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................          6,652,589            787,613           (605,618)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................         (1,303,694)           387,874          2,941,230
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................         (1,303,694)           387,874          2,941,230
  Change in unrealized gain (loss)....................................            720,618           (548,659)         6,734,160
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................           (583,076)          (160,785)         9,675,390
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $      6,069,513   $        626,828   $      9,069,772
                                                                         ================   ================   ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                    FT VIP
                                                                                                FIDELITY           FRANKLIN
                                                                             FIDELITY             VIP               LARGE
                                                                               VIP               VALUE               CAP
                                                                             MID CAP           STRATEGIES           GROWTH
                                                                             SERVICE            SERVICE           SECURITIES
                                                                             CLASS 2            CLASS 2          CLASS 2 (b)
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $              -   $              -   $         22,740
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................                  -             88,010             52,190
  Administrative expense fees.........................................                  -             10,562              6,263
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -             98,572             58,453
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................            120,384             11,273              9,160
  Administrative expense fees.........................................             15,048              1,410              1,145
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            135,432             12,683             10,305
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                 25                  -                  -
  Administrative expense fees.........................................                  2                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                 27                  -                  -
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................            135,459            111,255             68,758
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................           (135,459)          (111,255)           (46,018)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -             21,324                  -
  Net realized gain (loss) from sales of investments..................            840,083            401,298            161,541
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................            840,083            422,622            161,541
  Change in unrealized gain (loss)....................................          1,281,117            249,611            140,951
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................          2,121,200            672,233            302,492
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $      1,985,741   $        560,978   $        256,474
                                                                         ================   ================   ================

                                                                                                FT VIP
                                                                                               FRANKLIN
                                                                              FT VIP             SMALL              FT VIP
                                                                             FRANKLIN             CAP               MUTUAL
                                                                              SMALL              VALUE              SHARES
                                                                               CAP             SECURITIES         SECURITIES
                                                                             CLASS 2            CLASS 2            CLASS 2
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $              -   $         13,191   $        353,573
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward
  Mortality and expense risk fees.....................................            241,923             89,418            467,754
  Administrative expense fees.........................................             29,031             10,730             56,131
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            270,954            100,148            523,885
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             63,355             17,051            101,659
  Administrative expense fees.........................................              7,920              2,132             12,708
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             71,275             19,183            114,367
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                145                  6
  Administrative expense fees.........................................                  -                 13                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -                158                  6
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................            342,229            119,489            638,258
                                                                         ----------------   ----------------   ----------------
    NET INVESTMENT INCOME (LOSS)......................................           (342,229)          (106,298)          (284,685)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................          1,186,345            445,015          1,149,092
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................          1,186,345            445,015          1,149,092
  Change in unrealized gain (loss)....................................          1,267,247          1,463,181          3,885,724
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................          2,453,592          1,908,196          5,034,816
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $      2,111,363   $      1,801,898   $      4,750,131
                                                                         ================   ================   ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                    JANUS
                                                                              FT VIP              JANUS             ASPEN
                                                                            TEMPLETON             ASPEN           GROWTH AND
                                                                             FOREIGN             GROWTH             INCOME
                                                                            SECURITIES           SERVICE            SERVICE
                                                                             CLASS 2             SHARES             SHARES
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $         99,363   $              -   $         54,978
                                                                         ----------------   ----------------   ----------------

EXPENSES:
Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees.....................................            114,792            177,030            153,233
  Administrative expense fees.........................................             13,775             21,244             18,388
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            128,567            198,274            171,621
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             17,352             79,364             29,648
  Administrative expense fees.........................................              2,169              9,920              3,706
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             19,521             89,284             33,354
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                 30                  -                  -
  Administrative expense fees.........................................                  3                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                 33                  -                  -
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................            148,121            287,558            204,975
                                                                         ----------------   ----------------   ----------------
    Net investment income (loss)......................................            (48,758)          (287,558)          (149,997)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................            394,755            (32,316)            60,748
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................            394,755            (32,316)            60,748
  Change in unrealized gain (loss)....................................          1,574,318            782,816          1,445,585
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................          1,969,073            750,500          1,506,333
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $      1,920,315   $        462,942   $      1,356,336
                                                                         ================   ================   ================

                                                                              JANUS               JANUS
                                                                              ASPEN               ASPEN
                                                                          INTERNATIONAL          MID CAP
                                                                              GROWTH             GROWTH
                                                                              SERVICE            SERVICE
                                                                              SHARES             SHARES
                                                                         ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $        104,044   $              -
                                                                         ----------------   ----------------

EXPENSES:
Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees.....................................            111,838             44,851
  Administrative expense fees.........................................             13,421              5,382
                                                                         ----------------   ----------------
    Total expenses....................................................            125,259             50,233
                                                                         ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             40,339             19,536
  Administrative expense fees.........................................              5,043              2,442
                                                                         ----------------   ----------------
    Total expenses....................................................             45,382             21,978
                                                                         ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                  -
  Administrative expense fees.........................................                  -                  -
                                                                         ----------------   ----------------
    Total expenses....................................................                  -                  -
                                                                         ----------------   ----------------

           Total expenses.............................................            170,641             72,211
                                                                         ----------------   ----------------
    Net investment income (loss)......................................            (66,597)           (72,211)
                                                                         ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -
  Net realized gain (loss) from sales of investments..................            988,387            316,226
                                                                         ----------------   ----------------
    Net realized gain (loss)..........................................            988,387            316,226
  Change in unrealized gain (loss)....................................            976,286            662,744
                                                                         ----------------   ----------------
    Net realized and unrealized gain (loss)...........................          1,964,673            978,970
                                                                         ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $      1,898,076   $        906,759
                                                                         ================   ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               MFS                MFS                MFS
                                                                             MID CAP              NEW               TOTAL
                                                                              GROWTH           DISCOVERY            RETURN
                                                                             SERVICE            SERVICE            SERVICE
                                                                              CLASS            CLASS (b)            CLASS
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $              -   $              -   $        288,725
                                                                         ----------------   ----------------   ----------------

EXPENSES:

Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees.....................................             72,693             26,644            209,685
  Administrative expense fees.........................................              8,723              3,198             25,162
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             81,416             29,842            234,847
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             15,734              4,375             31,058
  Administrative expense fees.........................................              1,967                547              3,882
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             17,701              4,922             34,940
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                  -                398
  Administrative expense fees.........................................                  -                  -                 37
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -                  -                435
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................             99,117             34,764            270,222
                                                                         ----------------   ----------------   ----------------
    Net investment income (loss)......................................            (99,117)           (34,764)            18,503
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................            356,240             28,818            426,775
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................            356,240             28,818            426,775
  Change in unrealized gain (loss)....................................            379,084             94,796          1,421,856
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................            735,324            123,614          1,848,631
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $        636,207   $         88,850   $      1,867,134
                                                                         ================   ================   ================

                                                                                                                 OPPENHEIMER
                                                                               MFS            OPPENHEIMER          CAPITAL
                                                                            UTILITIES           BALANCED         APPRECIATION
                                                                             SERVICE            SERVICE            SERVICE
                                                                            CLASS (b)        SHARES (a)(b)          SHARES
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $         44,822   $         26,802   $         17,336
                                                                         ----------------   ----------------   ----------------

EXPENSES:

Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees.....................................             43,914             36,200             80,493
  Administrative expense fees.........................................              5,270              4,345              9,660
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             49,184             40,545             90,153
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................              6,544              2,800             15,642
  Administrative expense fees.........................................                818                349              1,955
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................              7,362              3,149             17,597
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                133                  -
  Administrative expense fees.........................................                  -                 12                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -                145                  -
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................             56,546             43,839            107,750
                                                                         ----------------   ----------------   ----------------
    Net investment income (loss)......................................            (11,724)           (17,037)           (90,414)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................            309,392             91,986            322,491
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................            309,392             91,986            322,491
  Change in unrealized gain (loss)....................................            846,446            239,168            159,535
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................          1,155,838            331,154            482,026
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $      1,144,114   $        314,117   $        391,612
                                                                         ================   ================   ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           OPPENHEIMER        OPPENHEIMER
                                                                              GLOBAL              HIGH           OPPENHEIMER
                                                                            SECURITIES           INCOME          MAIN STREET
                                                                             SERVICE             SERVICE           SERVICE
                                                                              SHARES             SHARES           SHARES (b)
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $        157,795   $        875,599   $         44,295
                                                                         ----------------   ----------------   ----------------

EXPENSES:

Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees.....................................            153,450            150,235             66,358
  Administrative expense fees.........................................             18,414             18,029              7,963
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            171,864            168,264             74,321
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             22,396             20,966             11,013
  Administrative expense fees.........................................              2,800              2,621              1,377
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             25,196             23,587             12,390
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                 11                520                134
  Administrative expense fees.........................................                  1                 49                 13
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                 12                569                147
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................            197,072            192,420             86,858
                                                                         ----------------   ----------------   ----------------
    Net investment income (loss)......................................            (39,277)           683,179            (42,563)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................            350,826            354,316            160,581
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................            350,826            354,316            160,581
  Change in unrealized gain (loss)....................................          1,935,524           (112,284)           302,586
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................          2,286,350            242,032            463,167
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $      2,247,073   $        925,211   $        420,604
                                                                         ================   ================   ================

                                                                                                PIONEER
                                                                                              REAL ESTATE
                                                                              PIONEER           SHARES
                                                                             FUND VCT             VCT
                                                                             CLASS II           CLASS II
                                                                         ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $        112,621   $        806,108
                                                                         ----------------   ----------------

EXPENSES:

Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees.....................................            104,235            226,619
  Administrative expense fees.........................................             12,508             27,195
                                                                         ----------------   ----------------
    Total expenses....................................................            116,743            253,814
                                                                         ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             44,479             52,545
  Administrative expense fees.........................................              5,560              6,568
                                                                         ----------------   ----------------
    Total expenses....................................................             50,039             59,113
                                                                         ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                  -
  Administrative expense fees.........................................                  -                  -
                                                                         ----------------   ----------------
    Total expenses....................................................                  -                  -
                                                                         ----------------   ----------------

           Total expenses.............................................            166,782            312,927
                                                                         ----------------   ----------------
    Net investment income (loss)......................................            (54,161)           493,181
                                                                         ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -
  Net realized gain (loss) from sales of investments..................            102,397          1,191,975
                                                                         ----------------   ----------------
    Net realized gain (loss)..........................................            102,397          1,191,975
  Change in unrealized gain (loss)....................................          1,064,206          4,992,687
                                                                         ----------------   ----------------
    Net realized and unrealized gain (loss)...........................          1,166,603          6,184,662
                                                                         ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $      1,112,442   $      6,677,843
                                                                         ================   ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             SCUDDER
                                                                            TECHNOLOGY           SCUDDER           SCUDDER
                                                                              GROWTH            VIT EAFE             VIT
                                                                            SERIES II            EQUITY           SMALL CAP
                                                                             CLASS A              INDEX             INDEX
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $              -   $        117,665   $         77,850
                                                                         ----------------   ----------------   ----------------

EXPENSES:

Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees.....................................             94,948             49,325            144,188
  Administrative expense fees.........................................             11,394              5,919             17,303
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................            106,342             55,244            161,491
                                                                         ----------------   ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             22,769              7,365             43,379
  Administrative expense fees.........................................              2,846                920              5,422
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................             25,615              8,285             48,801
                                                                         ----------------   ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                  -                  -
  Administrative expense fees.........................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------
    Total expenses....................................................                  -                  -                  -
                                                                         ----------------   ----------------   ----------------

           Total expenses.............................................            131,957             63,529            210,292
                                                                         ----------------   ----------------   ----------------
    Net investment income (loss)......................................           (131,957)            54,136           (132,442)
                                                                         ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -                  -
  Net realized gain (loss) from sales of investments..................            370,520            299,118          2,141,822
                                                                         ----------------   ----------------   ----------------
    Net realized gain (loss)..........................................            370,520            299,118          2,141,822
  Change in unrealized gain (loss)....................................           (329,677)           267,377                643
                                                                         ----------------   ----------------   ----------------
    Net realized and unrealized gain (loss)...........................             40,843            566,495          2,142,465
                                                                         ----------------   ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $        (91,114)  $        620,631   $      2,010,023
                                                                         ================   ================   ================

                                                                               SVS
                                                                              DREMAN
                                                                            FINANCIAL           T. ROWE
                                                                             SERVICES            PRICE
                                                                            SERIES II        INTERNATIONAL
                                                                             CLASS A             STOCK
                                                                         ----------------   ----------------
INVESTMENT INCOME:
  Dividends...........................................................   $        180,787   $        806,861
                                                                         ----------------   ----------------

EXPENSES:

Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees.....................................            114,930            774,165
  Administrative expense fees.........................................             13,791             92,900
                                                                         ----------------   ----------------
    Total expenses....................................................            128,721            867,065
                                                                         ----------------   ----------------

Allmerica Select Acclaim:
  Mortality and expense risk fees.....................................             27,002            172,530
  Administrative expense fees.........................................              3,375             21,567
                                                                         ----------------   ----------------
    Total expenses....................................................             30,377            194,097
                                                                         ----------------   ----------------

Allmerica Optim-L:
  Mortality and expense risk fees.....................................                  -                  -
  Administrative expense fees.........................................                  -                  -
                                                                         ----------------   ----------------
    Total expenses....................................................                  -                  -
                                                                         ----------------   ----------------

           Total expenses.............................................            159,098          1,061,162
                                                                         ----------------   ----------------
    Net investment income (loss)......................................             21,689           (254,301)
                                                                         ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor..................                  -                  -
  Net realized gain (loss) from sales of investments..................            598,347          1,667,402
                                                                         ----------------   ----------------
    Net realized gain (loss)..........................................            598,347          1,667,402
  Change in unrealized gain (loss)....................................            503,223          7,062,729
                                                                         ----------------   ----------------
    Net realized and unrealized gain (loss)...........................          1,101,570          8,730,131
                                                                         ----------------   ----------------
    Net increase (decrease) in net assets from operations.............   $      1,123,259   $      8,475,830
                                                                         ================   ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     AIT
                                                                                                    CORE
                                                                                                   EQUITY
                                                                                               SERVICE SHARES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (10,878)   $            (14,235)
    Net realized gain (loss).................................................                210,660                  96,265
    Change in unrealized gain (loss).........................................                 80,944                 577,767
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                280,726                 659,797
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  7,417                  26,122
    Withdrawals..............................................................               (354,663)               (337,108)
    Contract benefits........................................................                (19,703)                 (2,409)
    Contract charges.........................................................                 (6,633)                 (5,815)
    Transfers between sub-accounts (including Separate Account GPA), net.....                146,773                 509,101
    Other transfers from (to) the General Account............................                 12,999                 172,267
    Net increase (decrease) in investment by Sponsor.........................                      -                  (4,342)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........               (213,810)                357,816
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................                 66,916               1,017,613

NET ASSETS:
  Beginning of year..........................................................              3,124,397               2,106,784
                                                                                --------------------    --------------------
  End of year................................................................   $          3,191,313    $          3,124,397
                                                                                ====================    ====================

                                                                                                    AIT
                                                                                                   EQUITY
                                                                                                   INDEX
                                                                                               SERVICE SHARES
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            272,149    $            (54,427)
    Net realized gain (loss).................................................              7,034,231                 643,152
    Change in unrealized gain (loss).........................................              6,679,359              35,975,424
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................             13,985,739              36,564,149
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                401,256                 377,811
    Withdrawals..............................................................            (20,044,978)            (19,032,254)
    Contract benefits........................................................             (4,479,203)             (3,906,980)
    Contract charges.........................................................               (194,620)               (154,242)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (832,228)            131,146,386
    Other transfers from (to) the General Account............................                   (954)              3,890,208
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,416)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (25,150,727)            112,318,513
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................            (11,164,988)            148,882,662

NET ASSETS:
  Beginning of year..........................................................            178,793,839              29,911,177
                                                                                --------------------    --------------------
  End of year................................................................   $        167,628,851    $        178,793,839
                                                                                ====================    ====================

                                                                                                    AIT
                                                                                                 GOVERNMENT
                                                                                                    BOND
                                                                                               SERVICE SHARES
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            699,912    $          1,450,032
    Net realized gain (loss).................................................               (312,718)                 22,577
    Change in unrealized gain (loss).........................................               (130,070)             (1,224,212)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                257,124                 248,397
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 75,225                 202,702
    Withdrawals..............................................................             (4,373,398)            (18,407,532)
    Contract benefits........................................................               (721,405)             (2,533,655)
    Contract charges.........................................................                (54,688)               (105,641)
    Transfers between sub-accounts (including Separate Account GPA), net.....            (12,335,377)             (4,174,968)
    Other transfers from (to) the General Account............................             (2,620,011)              1,584,130
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,009)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (20,029,654)            (23,436,973)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................            (19,772,530)            (23,188,576)

NET ASSETS:
  Beginning of year..........................................................             46,277,690              69,466,266
                                                                                --------------------    --------------------
  End of year................................................................   $         26,505,160    $         46,277,690
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                    AIT
                                                                                                MONEY MARKET
                                                                                               SERVICE SHARES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                   2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (692,053)   $         (1,257,527)
    Net realized gain (loss).................................................                      -                  16,097
    Change in unrealized gain (loss).........................................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................               (692,053)             (1,241,430)
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                605,934               3,310,536
    Withdrawals..............................................................            (34,084,248)            (94,105,110)
    Contract benefits........................................................             (5,265,757)             (6,918,142)
    Contract charges.........................................................               (220,856)               (339,005)
    Transfers between sub-accounts (including Separate Account GPA), net.....              1,329,815             (27,242,768)
    Other transfers from (to) the General Account............................             (1,895,332)             (9,129,570)
    Net increase (decrease) in investment by Sponsor.........................                      -                  (1,980)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (39,530,444)           (134,426,039)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................            (40,222,497)           (135,667,469)

NET ASSETS:
  Beginning of year..........................................................            153,772,583             289,440,052
                                                                                --------------------    --------------------
  End of year................................................................   $        113,550,086    $        153,772,583
                                                                                ====================    ====================

                                                                                                     AIT
                                                                                                   SELECT
                                                                                                  CAPITAL
                                                                                                APPRECIATION
                                                                                               SERVICE SHARES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $         (1,389,785)   $         (1,332,972)
    Net realized gain (loss).................................................             11,563,441              (2,467,055)
    Change in unrealized gain (loss).........................................              5,260,688              34,014,017
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................             15,434,344              30,213,990
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                248,813                 352,031
    Withdrawals..............................................................            (13,082,130)            (16,636,579)
    Contract benefits........................................................             (2,358,058)             (2,560,964)
    Contract charges.........................................................               (103,484)               (106,646)
    Transfers between sub-accounts (including Separate Account GPA), net.....             (1,944,125)             (2,719,793)
    Other transfers from (to) the General Account............................               (497,583)               (784,288)
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,767)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (17,736,567)            (22,459,006)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (2,302,223)              7,754,984

NET ASSETS:
  Beginning of year..........................................................            103,501,324              95,746,340
                                                                                --------------------    --------------------
  End of year................................................................   $        101,199,101    $        103,501,324
                                                                                ====================    ====================

                                                                                                    AIT
                                                                                                   SELECT
                                                                                                   GROWTH
                                                                                               SERVICE SHARES
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                     2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $         (2,780,181)   $         (2,584,080)
    Net realized gain (loss).................................................             (5,760,329)            (20,377,063)
    Change in unrealized gain (loss).........................................             18,940,015              67,602,973
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................             10,399,505              44,641,830
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                688,934                 982,144
    Withdrawals..............................................................            (26,603,091)            (31,639,397)
    Contract benefits........................................................             (5,015,172)             (5,510,311)
    Contract charges.........................................................               (203,875)               (198,474)
    Transfers between sub-accounts (including Separate Account GPA), net.....             (8,282,998)             76,515,415
    Other transfers from (to) the General Account............................               (961,099)             (1,141,910)
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,369)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (40,377,301)             39,005,098
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................            (29,977,796)             83,646,928

NET ASSETS:
  Beginning of year..........................................................            218,685,170             135,038,242
                                                                                --------------------    --------------------
  End of year................................................................   $        188,707,374    $        218,685,170
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                    AIT
                                                                                                   SELECT
                                                                                               INTERNATIONAL
                                                                                                   EQUITY
                                                                                               SERVICE SHARES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                       2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (177,889)   $           (644,103)
    Net realized gain (loss).................................................              2,826,812              (3,986,257)
    Change in unrealized gain (loss).........................................             10,600,692              31,633,562
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................             13,249,615              27,003,202
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                322,681                 587,792
    Withdrawals..............................................................            (15,194,751)            (19,120,324)
    Contract benefits........................................................             (2,425,138)             (2,549,713)
    Contract charges.........................................................               (147,058)               (146,619)
    Transfers between sub-accounts (including Separate Account GPA), net.....             (8,820,016)             12,080,171
    Other transfers from (to) the General Account............................               (812,908)               (589,356)
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,326)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (27,077,190)             (9,740,375)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................            (13,827,575)             17,262,827

NET ASSETS:
  Beginning of year..........................................................            125,112,558             107,849,731
                                                                                --------------------    --------------------
  End of year................................................................   $        111,284,983    $        125,112,558
                                                                                ====================    ====================

                                                                                                    AIT
                                                                                              SELECT INVESTMENT
                                                                                                   GRADE
                                                                                                   INCOME
                                                                                               SERVICE SHARES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $          7,506,728    $          7,223,541
    Net realized gain (loss).................................................              2,062,558               1,288,041
    Change in unrealized gain (loss).........................................             (4,833,149)             (4,353,655)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              4,736,137               4,157,927
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                396,275                 729,035
    Withdrawals..............................................................            (25,287,533)            (42,521,530)
    Contract benefits........................................................             (5,965,389)             (5,682,390)
    Contract charges.........................................................               (298,354)               (347,629)
    Transfers between sub-accounts (including Separate Account GPA), net.....            (13,205,287)             41,886,563
    Other transfers from (to) the General Account............................             (4,159,952)               (385,727)
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,043)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (48,520,240)             (6,323,721)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................            (43,784,103)             (2,165,794)

NET ASSETS:
  Beginning of year..........................................................            221,402,319             223,568,113
                                                                                --------------------    --------------------
  End of year................................................................   $        177,618,216    $        221,402,319
                                                                                ====================    ====================

                                                                                                    AIT
                                                                                                  SELECT
                                                                                                   VALUE
                                                                                                OPPORTUNITY
                                                                                               SERVICE SHARES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $         (1,281,326)   $         (1,115,504)
    Net realized gain (loss).................................................             10,427,569              (3,649,029)
    Change in unrealized gain (loss).........................................              6,020,946              31,984,538
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................             15,167,189              27,220,005
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                202,995                 290,544
    Withdrawals..............................................................            (10,643,969)            (13,861,720)
    Contract benefits........................................................             (2,415,666)             (2,468,268)
    Contract charges.........................................................               (125,009)               (118,027)
    Transfers between sub-accounts (including Separate Account GPA), net.....             (5,664,063)             (1,834,575)
    Other transfers from (to) the General Account............................               (561,467)                610,682
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,649)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (19,207,179)            (17,384,013)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (4,039,990)              9,835,992

NET ASSETS:
  Beginning of year..........................................................            101,154,987              91,318,995
                                                                                --------------------    --------------------
  End of year................................................................   $         97,114,997    $        101,154,987
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                  AIM V.I.
                                                                                                 AGGRESSIVE
                                                                                              GROWTH SERIES I
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (184,868)   $           (192,642)
    Net realized gain (loss).................................................                230,762                (449,133)
    Change in unrealized gain (loss).........................................              1,243,063               3,728,897
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,288,957               3,087,122
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 43,157                  70,056
    Withdrawals..............................................................             (1,761,625)             (1,283,792)
    Contract benefits........................................................               (724,479)               (144,047)
    Contract charges.........................................................                (28,381)                (30,611)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (498,802)               (416,861)
    Other transfers from (to) the General Account............................                (36,191)                (97,634)
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (3,006,321)             (1,902,889)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (1,717,364)              1,184,233

NET ASSETS:
  Beginning of year..........................................................             14,886,013              13,701,780
                                                                                --------------------    --------------------
  End of year................................................................   $         13,168,649    $         14,886,013
                                                                                ====================    ====================

                                                                                               AIM V.I. BASIC
                                                                                               VALUE SERIES II
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (189,446)   $           (126,214)
    Net realized gain (loss).................................................                681,883                 187,573
    Change in unrealized gain (loss).........................................                656,394               2,571,768
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,148,831               2,633,127
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 26,324                  67,780
    Withdrawals..............................................................             (1,464,864)             (1,216,536)
    Contract benefits........................................................               (117,442)               (187,026)
    Contract charges.........................................................                (28,980)                (19,897)
    Transfers between sub-accounts (including Separate Account GPA), net.....              1,533,085               3,138,085
    Other transfers from (to) the General Account............................                238,914                 889,406
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,459)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........                187,037               2,669,353
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              1,335,868               5,302,480

NET ASSETS:
  Beginning of year..........................................................             12,554,519               7,252,039
                                                                                --------------------    --------------------
  End of year................................................................   $         13,890,387    $         12,554,519
                                                                                ====================    ====================

                                                                                                  AIM V.I.
                                                                                            BLUE CHIP SERIES I
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (230,549)   $           (233,112)
    Net realized gain (loss).................................................               (255,386)               (967,211)
    Change in unrealized gain (loss).........................................                929,517               4,732,604
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                443,582               3,532,281
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 38,220                  79,903
    Withdrawals..............................................................             (1,580,526)             (1,793,330)
    Contract benefits........................................................               (548,320)               (421,716)
    Contract charges.........................................................                (36,076)                (36,612)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (137,102)              1,169,350
    Other transfers from (to) the General Account............................                 53,227                 282,322
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (2,210,577)               (720,083)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (1,766,995)              2,812,198

NET ASSETS:
  Beginning of year..........................................................             18,617,997              15,805,799
                                                                                --------------------    --------------------
  End of year................................................................   $         16,851,002    $         18,617,997
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                   AIM V.I.
                                                                                                   CAPITAL
                                                                                            DEVELOPMENT SERIES II
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (28,465)   $             (9,031)
    Net realized gain (loss).................................................                139,822                   9,183
    Change in unrealized gain (loss).........................................                 96,873                 192,385
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                208,230                 192,537
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  2,376                   7,340
    Withdrawals..............................................................               (149,828)                (61,578)
    Contract benefits........................................................                (11,643)                (12,548)
    Contract charges.........................................................                 (4,141)                 (1,803)
    Transfers between sub-accounts (including Separate Account GPA), net.....                (87,871)              1,184,842
    Other transfers from (to) the General Account............................                269,392                 273,112
    Net increase (decrease) in investment by Sponsor.........................                      -                  (6,258)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........                 18,285               1,383,107
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................                226,515               1,575,644

NET ASSETS:
  Beginning of year..........................................................              1,953,535                 377,891
                                                                                --------------------    --------------------
  End of year................................................................   $          2,180,050    $          1,953,535
                                                                                ====================    ====================

                                                                                                  AIM V.I.
                                                                                                  DYNAMICS
                                                                                                SERIES I (a)
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (98,459)   $            (86,992)
    Net realized gain (loss).................................................                193,989                (375,625)
    Change in unrealized gain (loss).........................................                714,291               2,354,313
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                809,821               1,891,696
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 12,236                  33,864
    Withdrawals..............................................................               (601,750)               (593,957)
    Contract benefits........................................................                (95,798)               (143,558)
    Contract charges.........................................................                (14,335)                (12,729)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (277,389)                726,366
    Other transfers from (to) the General Account............................                  1,670                (239,199)
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........               (975,366)               (229,213)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................               (165,545)              1,662,483

NET ASSETS:
  Beginning of year..........................................................              7,661,959               5,999,476
                                                                                --------------------    --------------------
  End of year................................................................   $          7,496,414    $          7,661,959
                                                                                ====================    ====================

                                                                                                  AIM V.I.
                                                                                                   HEALTH
                                                                                            SCIENCES SERIES I (a)
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (147,313)   $           (147,293)
    Net realized gain (loss).................................................                175,986                (494,906)
    Change in unrealized gain (loss).........................................                579,762               3,050,430
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                608,435               2,408,231
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 29,696                  56,729
    Withdrawals..............................................................             (1,057,884)             (1,162,647)
    Contract benefits........................................................               (222,518)               (203,091)
    Contract charges.........................................................                (22,108)                (23,200)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (502,308)               (130,635)
    Other transfers from (to) the General Account............................                 16,700                 (71,798)
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (1,758,422)             (1,534,642)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (1,149,987)                873,589

NET ASSETS:
  Beginning of year..........................................................             11,277,946              10,404,357
                                                                                --------------------    --------------------
  End of year................................................................   $         10,127,959    $         11,277,946
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                   AIM V.I.
                                                                                                   PREMIER
                                                                                               EQUITY SERIES I
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (179,613)   $           (213,594)
    Net realized gain (loss).................................................               (494,410)             (1,244,816)
    Change in unrealized gain (loss).........................................              1,353,421               5,520,671
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                679,398               4,062,261
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 33,029                  93,041
    Withdrawals..............................................................             (2,089,802)             (1,884,050)
    Contract benefits........................................................               (457,471)               (531,428)
    Contract charges.........................................................                (39,550)                (41,806)
    Transfers between sub-accounts (including Separate Account GPA), net.....             (1,592,948)               (833,318)
    Other transfers from (to) the General Account............................                (43,200)                150,682
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (4,189,942)             (3,046,879)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (3,510,544)              1,015,382

NET ASSETS:
  Beginning of year..........................................................             20,758,088              19,742,706
                                                                                --------------------    --------------------
  End of year................................................................   $         17,247,544    $         20,758,088
                                                                                ====================    ====================

                                                                                                  ALLIANCE-
                                                                                                  BERNSTEIN
                                                                                                   GROWTH
                                                                                             AND INCOME CLASS B
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                         2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (583,437)   $           (456,491)
    Net realized gain (loss).................................................                899,558              (3,012,708)
    Change in unrealized gain (loss).........................................              7,651,736              25,886,099
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              7,967,857              22,416,900
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                188,689                 343,817
    Withdrawals..............................................................             (8,528,062)             (9,779,600)
    Contract benefits........................................................             (2,147,181)             (1,533,918)
    Contract charges.........................................................               (183,778)               (178,639)
    Transfers between sub-accounts (including Separate Account GPA), net.....             (3,670,680)              1,838,476
    Other transfers from (to) the General Account............................                (71,612)                591,838
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,472)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (14,412,624)             (8,720,498)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (6,444,767)             13,696,402

NET ASSETS:
  Beginning of year..........................................................             94,345,623              80,649,221
                                                                                --------------------    --------------------
  End of year................................................................   $         87,900,856    $         94,345,623
                                                                                ====================    ====================

                                                                                                  ALLIANCE-
                                                                                                  BERNSTEIN
                                                                                                   PREMIER
                                                                                                   GROWTH
                                                                                                   CLASS A
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                         2004                   2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (472,631)   $           (475,738)
    Net realized gain (loss).................................................             (2,298,675)             (4,992,405)
    Change in unrealized gain (loss).........................................              5,028,990              12,068,386
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              2,257,684               6,600,243
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 61,742                 120,977
    Withdrawals..............................................................             (2,528,005)             (2,997,814)
    Contract benefits........................................................               (755,842)               (681,671)
    Contract charges.........................................................                (86,593)                (90,775)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (548,583)             (1,024,655)
    Other transfers from (to) the General Account............................                (42,446)                 15,608
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (3,899,727)             (4,658,330)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (1,642,043)              1,941,913

NET ASSETS:
  Beginning of year..........................................................             35,653,162              33,711,249
                                                                                --------------------    --------------------
  End of year................................................................   $         34,011,119    $         35,653,162
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                  ALLIANCE-
                                                                                                  BERNSTEIN
                                                                                                   PREMIER
                                                                                                   GROWTH
                                                                                                   CLASS B
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                         2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (206,935)   $           (217,056)
    Net realized gain (loss).................................................               (180,677)               (762,950)
    Change in unrealized gain (loss).........................................              1,355,067               4,067,150
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                967,455               3,087,144
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 49,617                  62,746
    Withdrawals..............................................................             (2,074,553)             (1,608,234)
    Contract benefits........................................................               (402,935)               (286,992)
    Contract charges.........................................................                (29,483)                (29,641)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (101,466)               (232,761)
    Other transfers from (to) the General Account............................                 58,924                  40,823
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,286)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (2,499,896)             (2,056,345)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (1,532,441)              1,030,799

NET ASSETS:
  Beginning of year..........................................................             16,325,587              15,294,788
                                                                                --------------------    --------------------
  End of year................................................................   $         14,793,146    $         16,325,587
                                                                                ====================    ====================

                                                                                                  ALLIANCE-
                                                                                                  BERNSTEIN
                                                                                               SMALL CAP VALUE
                                                                                                   CLASS B
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (116,891)   $            (27,140)
    Net realized gain (loss).................................................                611,105                 439,148
    Change in unrealized gain (loss).........................................              1,007,325               1,008,345
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,501,539               1,420,353
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  6,567                  13,873
    Withdrawals..............................................................               (597,812)               (385,566)
    Contract benefits........................................................                (84,715)                (30,547)
    Contract charges.........................................................                (16,372)                 (7,465)
    Transfers between sub-accounts (including Separate Account GPA), net.....              5,062,456               2,110,093
    Other transfers from (to) the General Account............................                324,261                 223,150
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,702)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              4,694,385               1,920,836
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              6,195,924               3,341,189

NET ASSETS:
  Beginning of year..........................................................              6,178,353               2,837,164
                                                                                --------------------    --------------------
  End of year................................................................   $         12,374,277    $          6,178,353
                                                                                ====================    ====================

                                                                                                  ALLIANCE-
                                                                                            BERNSTEIN TECHNOLOGY
                                                                                                 CLASS B (b)
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                     2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (33,693)   $            (21,678)
    Net realized gain (loss).................................................                121,321                 278,156
    Change in unrealized gain (loss).........................................                (80,029)                296,884
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                  7,599                 553,362
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  5,723                   3,821
    Withdrawals..............................................................               (316,291)               (329,721)
    Contract benefits........................................................                (20,295)                (41,786)
    Contract charges.........................................................                 (5,618)                 (4,628)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (474,505)              1,466,709
    Other transfers from (to) the General Account............................                187,443                 402,023
    Net increase (decrease) in investment by Sponsor.........................                      -                  (4,701)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........               (623,543)              1,491,717
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................               (615,944)              2,045,079

NET ASSETS:
  Beginning of year..........................................................              2,386,092                 341,013
                                                                                --------------------    --------------------
  End of year................................................................   $          1,770,148    $          2,386,092
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                  ALLIANCE-
                                                                                                  BERNSTEIN
                                                                                                    VALUE
                                                                                                   CLASS B
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                         2004                   2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (32,191)   $            (20,771)
    Net realized gain (loss).................................................                333,368                  97,072
    Change in unrealized gain (loss).........................................                304,641                 781,699
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                605,818                 858,000
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  7,369                  23,185
    Withdrawals..............................................................               (384,525)               (515,974)
    Contract benefits........................................................               (117,642)                (10,436)
    Contract charges.........................................................                (10,141)                 (5,765)
    Transfers between sub-accounts (including Separate Account GPA), net.....              1,805,529               1,557,735
    Other transfers from (to) the General Account............................                (89,791)                251,847
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,442)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              1,210,799               1,298,150
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              1,816,617               2,156,150

NET ASSETS:
  Beginning of year..........................................................              4,734,760               2,578,610
                                                                                --------------------    --------------------
  End of year................................................................   $          6,551,377    $          4,734,760
                                                                                ====================    ====================

                                                                                               EATON VANCE VT
                                                                                                  FLOATING-
                                                                                                 RATE INCOME
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                     2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            273,092    $            193,246
    Net realized gain (loss).................................................                 55,722                  25,494
    Change in unrealized gain (loss).........................................                 16,800                 139,608
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                345,614                 358,348
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 25,045                  71,315
    Withdrawals..............................................................             (3,899,498)             (3,505,352)
    Contract benefits........................................................               (479,594)               (317,778)
    Contract charges.........................................................                (39,393)                (43,367)
    Transfers between sub-accounts (including Separate Account GPA), net.....              5,821,804                 162,349
    Other transfers from (to) the General Account............................               (107,777)                889,080
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              1,320,587              (2,743,753)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              1,666,201              (2,385,405)

NET ASSETS:
  Beginning of year..........................................................             23,388,956              25,774,361
                                                                                --------------------    --------------------
  End of year................................................................   $         25,055,157    $         23,388,956
                                                                                ====================    ====================

                                                                                               EATON VANCE VT
                                                                                                  WORLDWIDE
                                                                                               HEALTH SCIENCES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                         2004                   2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (220,531)   $           (187,247)
    Net realized gain (loss).................................................                200,783                (265,403)
    Change in unrealized gain (loss).........................................                710,845               3,688,857
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                691,097               3,236,207
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 35,740                  72,978
    Withdrawals..............................................................             (1,171,327)             (1,240,609)
    Contract benefits........................................................               (318,664)               (227,787)
    Contract charges.........................................................                (35,490)                (32,319)
    Transfers between sub-accounts (including Separate Account GPA), net.....                281,576               1,715,985
    Other transfers from (to) the General Account............................                 51,126                 481,852
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (1,157,039)                770,100
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................               (465,942)              4,006,307

NET ASSETS:
  Beginning of year..........................................................             15,964,852              11,958,545
                                                                                --------------------    --------------------
  End of year................................................................   $         15,498,910    $         15,964,852
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                   FIDELITY
                                                                                                VIP CONTRAFUND
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (357,335)   $           (226,610)
    Net realized gain (loss).................................................                678,650                (774,872)
    Change in unrealized gain (loss).........................................              4,211,186               6,599,102
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              4,532,501               5,597,620
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 84,822                  65,971
    Withdrawals..............................................................             (2,531,494)             (2,393,191)
    Contract benefits........................................................               (706,154)               (479,938)
    Contract charges.........................................................                (55,963)                (40,491)
    Transfers between sub-accounts (including Separate Account GPA), net.....              8,274,519               3,491,794
    Other transfers from (to) the General Account............................                727,797               1,394,893
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              5,793,527               2,039,038
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             10,326,028               7,636,658

NET ASSETS:
  Beginning of year..........................................................             28,992,058              21,355,400
                                                                                --------------------    --------------------
  End of year................................................................   $         39,318,086    $         28,992,058
                                                                                ====================    ====================

                                                                                                FIDELITY VIP
                                                                                                 CONTRAFUND
                                                                                               SERVICE CLASS 2
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (108,727)   $            (76,528)
    Net realized gain (loss).................................................                462,295                 (95,164)
    Change in unrealized gain (loss).........................................                924,279               1,898,533
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,277,847               1,726,841
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 53,003                  34,827
    Withdrawals..............................................................               (801,239)               (765,080)
    Contract benefits........................................................               (150,300)               (286,180)
    Contract charges.........................................................                (25,147)                (20,861)
    Transfers between sub-accounts (including Separate Account GPA), net.....              1,585,178                 381,786
    Other transfers from (to) the General Account............................                202,354                 (31,684)
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,437)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........                863,849                (689,629)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              2,141,696               1,037,212

NET ASSETS:
  Beginning of year..........................................................              8,502,465               7,465,253
                                                                                --------------------    --------------------
  End of year................................................................   $         10,644,161    $          8,502,465
                                                                                ====================    ====================

                                                                                                  FIDELITY
                                                                                                    VIP
                                                                                                EQUITY-INCOME
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            364,580    $            856,810
    Net realized gain (loss).................................................              1,416,982              (8,183,054)
    Change in unrealized gain (loss).........................................             13,699,407              47,715,549
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................             15,480,969              40,389,305
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                349,147                 499,969
    Withdrawals..............................................................            (18,677,127)            (26,254,628)
    Contract benefits........................................................             (4,484,310)             (4,630,544)
    Contract charges.........................................................               (182,558)               (185,520)
    Transfers between sub-accounts (including Separate Account GPA), net.....             (2,057,957)             (2,804,980)
    Other transfers from (to) the General Account............................               (409,920)                164,430
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (25,462,725)            (33,211,273)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (9,981,756)              7,178,032

NET ASSETS:
  Beginning of year..........................................................            176,240,729             169,062,697
                                                                                --------------------    --------------------
  End of year................................................................   $        166,258,973    $        176,240,729
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                  FIDELITY
                                                                                                     VIP
                                                                                             EQUITY-INCOME SERVICE
                                                                                                    CLASS 2
                                                                                             YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $             28,808    $             61,482
    Net realized gain (loss).................................................                526,559                (417,680)
    Change in unrealized gain (loss).........................................              1,038,817               4,485,621
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,594,184               4,129,423
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 49,141                 105,226
    Withdrawals..............................................................             (1,782,375)             (1,581,916)
    Contract benefits........................................................               (437,531)               (430,022)
    Contract charges.........................................................                (52,480)                (50,888)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (491,261)               (365,094)
    Other transfers from (to) the General Account............................                129,946                 160,254
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,419)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (2,584,560)             (2,164,859)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................               (990,376)              1,964,564

NET ASSETS:
  Beginning of year..........................................................             18,400,960              16,436,396
                                                                                --------------------    --------------------
  End of year................................................................   $         17,410,584    $         18,400,960
                                                                                ====================    ====================

                                                                                                   FIDELITY
                                                                                                  VIP GROWTH
                                                                                             YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $         (1,333,670)   $         (1,298,132)
    Net realized gain (loss).................................................             (7,803,476)            (16,172,406)
    Change in unrealized gain (loss).........................................             10,719,827              48,501,991
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,582,681              31,031,453
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                381,036                 476,958
    Withdrawals..............................................................            (12,896,920)            (17,329,005)
    Contract benefits........................................................             (3,034,475)             (3,249,238)
    Contract charges.........................................................               (136,123)               (140,008)
    Transfers between sub-accounts (including Separate Account GPA), net.....             (2,293,365)             (1,039,947)
    Other transfers from (to) the General Account............................               (795,267)              1,154,491
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (18,775,114)            (20,126,749)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................            (17,192,433)             10,904,704

NET ASSETS:
  Beginning of year..........................................................            127,152,847             116,248,143
                                                                                --------------------    --------------------
  End of year................................................................   $        109,960,414    $        127,152,847
                                                                                ====================    ====================

                                                                                                  FIDELITY VIP
                                                                                                GROWTH & INCOME
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (64,427)   $            (30,787)
    Net realized gain (loss).................................................                235,119                (147,115)
    Change in unrealized gain (loss).........................................                343,036               2,457,411
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                513,728               2,279,509
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 33,204                  38,702
    Withdrawals..............................................................             (1,284,970)             (1,476,960)
    Contract benefits........................................................               (480,347)               (208,765)
    Contract charges.........................................................                (23,206)                (21,389)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (296,609)              1,775,940
    Other transfers from (to) the General Account............................                304,706                 547,695
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (1,747,222)                655,223
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (1,233,494)              2,934,732

NET ASSETS:
  Beginning of year..........................................................             13,226,316              10,291,584
                                                                                --------------------    --------------------
  End of year................................................................   $         11,992,822    $         13,226,316
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                 FIDELITY
                                                                                                VIP GROWTH
                                                                                                 & INCOME
                                                                                              SERVICE CLASS 2
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (18,081)   $             (7,038)
    Net realized gain (loss).................................................                 71,195                 (84,866)
    Change in unrealized gain (loss).........................................                 75,380                 661,516
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                128,494                 569,612
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  2,390                  25,886
    Withdrawals..............................................................               (266,145)               (555,621)
    Contract benefits........................................................                (70,892)                (24,442)
    Contract charges.........................................................                 (8,430)                 (8,355)
    Transfers between sub-accounts (including Separate Account GPA), net.....                123,347                  86,356
    Other transfers from (to) the General Account............................                  1,079                (132,436)
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........               (218,651)               (608,612)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................                (90,157)                (39,000)

NET ASSETS:
  Beginning of year..........................................................              3,160,203               3,199,203
                                                                                --------------------    --------------------
  End of year................................................................   $          3,070,046    $          3,160,203
                                                                                ====================    ====================

                                                                                                  FIDELITY
                                                                                                 VIP GROWTH
                                                                                                   SERVICE
                                                                                                   CLASS 2
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (98,867)   $            (81,665)
    Net realized gain (loss).................................................                 62,389                (178,685)
    Change in unrealized gain (loss).........................................                117,585               2,015,457
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                 81,107               1,755,107
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 64,695                  76,370
    Withdrawals..............................................................               (822,552)               (477,866)
    Contract benefits........................................................               (212,993)               (237,571)
    Contract charges.........................................................                (21,605)                (17,664)
    Transfers between sub-accounts (including Separate Account GPA), net.....                121,208               1,168,539
    Other transfers from (to) the General Account............................                600,556                 319,939
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,517)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........               (270,691)                829,230
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................               (189,584)              2,584,337

NET ASSETS:
  Beginning of year..........................................................              8,065,400               5,481,063
                                                                                --------------------    --------------------
  End of year................................................................   $          7,875,816    $          8,065,400
                                                                                ====================    ====================

                                                                                                  FIDELITY
                                                                                                    VIP
                                                                                                    HIGH
                                                                                                   INCOME
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ............................................   $          6,652,589    $          5,479,433
    Net realized gain (loss) ................................................             (1,303,694)             (3,166,717)
    Change in unrealized gain (loss) ........................................                720,618              18,415,109
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations ...................              6,069,513              20,727,825
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...................................................                158,027                 286,203
    Withdrawals .............................................................            (10,368,896)            (16,686,787)
    Contract benefits .......................................................             (2,025,548)             (2,449,842)
    Contract charges ........................................................               (103,000)               (119,110)
    Transfers between sub-accounts (including Separate Account GPA), net ....             (8,637,004)              7,374,473
    Other transfers from (to) the General Account ...........................             (2,710,537)              2,395,466
    Net increase (decrease) in investment by Sponsor ........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions ........            (23,686,958)             (9,199,597)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets ...................................            (17,617,445)             11,528,228

NET ASSETS:
  Beginning of year .........................................................             98,896,345              87,368,117
                                                                                --------------------    --------------------
  End of year ...............................................................   $         81,278,900    $         98,896,345
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                FIDELITY VIP
                                                                                                    HIGH
                                                                                                INCOME SERVICE
                                                                                                   CLASS 2
                                                                                             YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            787,613    $            523,295
    Net realized gain (loss).................................................                387,874                 574,277
    Change in unrealized gain (loss).........................................               (548,659)              1,257,619
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                626,828               2,355,191
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 18,322                  29,384
    Withdrawals..............................................................             (1,055,623)             (1,191,404)
    Contract benefits........................................................               (428,661)               (322,060)
    Contract charges.........................................................                (24,582)                (27,920)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (380,801)              1,315,163
    Other transfers from (to) the General Account............................               (978,534)                444,200
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (2,849,879)                247,363
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (2,223,051)              2,602,554

NET ASSETS:
  Beginning of year..........................................................             12,375,930               9,773,376
                                                                                --------------------    --------------------
  End of year................................................................   $         10,152,879    $         12,375,930
                                                                                ====================    ====================

                                                                                                 FIDELITY VIP
                                                                                                   MID CAP
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (605,618)   $           (322,433)
    Net realized gain (loss).................................................              2,941,230                 314,798
    Change in unrealized gain (loss).........................................              6,734,160              10,641,005
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              9,069,772              10,633,370
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 91,270                  81,638
    Withdrawals..............................................................             (3,962,287)             (3,905,423)
    Contract benefits........................................................             (1,380,991)               (951,770)
    Contract charges.........................................................                (73,745)                (59,455)
    Transfers between sub-accounts (including Separate Account GPA), net.....              3,615,687               3,564,246
    Other transfers from (to) the General Account............................                691,050                 430,067
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (1,019,016)               (840,697)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              8,050,756               9,792,673

NET ASSETS:
  Beginning of year..........................................................             41,494,983              31,702,310
                                                                                --------------------    --------------------
  End of year................................................................   $         49,545,739    $         41,494,983
                                                                                ====================    ====================

                                                                                                 FIDELITY
                                                                                                VIP MID CAP
                                                                                              SERVICE CLASS 2
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                       2004                     2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (135,459)   $            (82,688)
    Net realized gain (loss).................................................                840,083                 (17,228)
    Change in unrealized gain (loss).........................................              1,281,117               2,539,004
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,985,741               2,439,088
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 14,189                  49,574
    Withdrawals..............................................................               (899,239)               (686,834)
    Contract benefits........................................................               (243,101)               (222,022)
    Contract charges.........................................................                (26,506)                (21,897)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (157,376)                812,291
    Other transfers from (to) the General Account............................                194,833                  33,394
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,610)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (1,117,200)                (38,104)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................                868,541               2,400,984

NET ASSETS:
  Beginning of year..........................................................              9,896,901               7,495,917
                                                                                --------------------    --------------------
  End of year................................................................   $         10,765,442    $          9,896,901
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                 FIDELITY
                                                                                                    VIP
                                                                                             VALUE STRATEGIES
                                                                                              SERVICE CLASS 2
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (111,255)   $            (44,341)
    Net realized gain (loss).................................................                422,622                 496,440
    Change in unrealized gain (loss).........................................                249,611                 933,444
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                560,978               1,385,543
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 11,168                   5,626
    Withdrawals..............................................................             (1,411,894)             (1,071,784)
    Contract benefits........................................................               (102,038)                (40,815)
    Contract charges.........................................................                (14,578)                 (5,899)
    Transfers between sub-accounts (including Separate Account GPA), net.....                698,946               5,017,193
    Other transfers from (to) the General Account............................                186,004                 904,190
    Net increase (decrease) in investment by Sponsor.........................                      -                  (3,004)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........               (632,392)              4,805,507
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................                (71,414)              6,191,050

NET ASSETS:
  Beginning of year..........................................................              7,115,551                 924,501
                                                                                --------------------    --------------------
  End of year................................................................   $          7,044,137    $          7,115,551
                                                                                ====================    ====================

                                                                                                  FT VIP
                                                                                                 FRANKLIN
                                                                                                 LARGE CAP
                                                                                             GROWTH SECURITIES
                                                                                                 CLASS 2 (b)
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (46,018)   $            (16,434)
    Net realized gain (loss).................................................                161,541                 210,874
    Change in unrealized gain (loss).........................................                140,951                 535,219
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                256,474                 729,659
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  4,842                   6,384
    Withdrawals..............................................................               (436,016)               (265,993)
    Contract benefits........................................................               (107,818)                (80,142)
    Contract charges.........................................................                 (7,468)                 (5,931)
    Transfers between sub-accounts (including Separate Account GPA), net.....              1,987,800               1,861,798
    Other transfers from (to) the General Account............................                160,800                 664,925
    Net increase (decrease) in investment by Sponsor.........................                      -                  (4,348)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              1,602,140               2,176,693
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              1,858,614               2,906,352

NET ASSETS:
  Beginning of year..........................................................              3,926,349               1,019,997
                                                                                --------------------    --------------------
  End of year................................................................   $          5,784,963    $          3,926,349
                                                                                ====================    ====================

                                                                                             FT VIP FRANKLIN
                                                                                                   SMALL
                                                                                                CAP CLASS 2
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (342,229)   $           (298,688)
    Net realized gain (loss).................................................              1,186,345                  35,228
    Change in unrealized gain (loss).........................................              1,267,247               7,002,735
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              2,111,363               6,739,275
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 86,652                 128,448
    Withdrawals..............................................................             (2,255,162)             (2,363,073)
    Contract benefits........................................................               (380,946)               (295,410)
    Contract charges.........................................................                (50,658)                (47,900)
    Transfers between sub-accounts (including Separate Account GPA), net.....             (1,671,347)              3,724,655
    Other transfers from (to) the General Account............................                203,355                 263,546
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,779)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (4,068,106)              1,407,487
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (1,956,743)              8,146,762

NET ASSETS:
  Beginning of year..........................................................             25,998,781              17,852,019
                                                                                --------------------    --------------------
  End of year................................................................   $         24,042,038    $         25,998,781
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                   FT VIP
                                                                                               FRANKLIN SMALL
                                                                                                     CAP
                                                                                                    VALUE
                                                                                             SECURITIES CLASS 2
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (106,298)   $            (48,004)
    Net realized gain (loss).................................................                445,015                 461,768
    Change in unrealized gain (loss).........................................              1,463,181                 840,368
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,801,898               1,254,132
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 14,640                  12,902
    Withdrawals..............................................................             (1,136,804)               (979,610)
    Contract benefits........................................................               (131,075)               (144,242)
    Contract charges.........................................................                (16,782)                 (7,458)
    Transfers between sub-accounts (including Separate Account GPA), net.....              5,819,286               2,846,797
    Other transfers from (to) the General Account............................                338,594                 344,424
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,515)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              4,887,859               2,070,298
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              6,689,757               3,324,430

NET ASSETS:
  Beginning of year..........................................................              5,844,638               2,520,208
                                                                                --------------------    --------------------
  End of year................................................................   $         12,534,395    $          5,844,638
                                                                                ====================    ====================

                                                                                                   FT VIP
                                                                                               MUTUAL SHARES
                                                                                            SECURITIES CLASS 2
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (284,685)   $           (155,661)
    Net realized gain (loss).................................................              1,149,092                (839,307)
    Change in unrealized gain (loss).........................................              3,885,724               9,339,326
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              4,750,131               8,344,358
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                103,267                 115,374
    Withdrawals..............................................................             (5,025,499)             (5,422,333)
    Contract benefits........................................................             (1,040,289)             (1,005,799)
    Contract charges.........................................................                (77,951)                (67,904)
    Transfers between sub-accounts (including Separate Account GPA), net.....              1,844,971               5,128,728
    Other transfers from (to) the General Account............................              1,095,205                 725,341
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,340)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (3,100,296)               (528,933)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              1,649,835               7,815,425

NET ASSETS:
  Beginning of year..........................................................             45,838,082              38,022,657
                                                                                --------------------    --------------------
  End of year................................................................   $         47,487,917    $         45,838,082
                                                                                ====================    ====================

                                                                                                   FT VIP
                                                                                             TEMPLETON FOREIGN
                                                                                            SECURITIES CLASS 2
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                     2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (48,758)   $              8,706
    Net realized gain (loss).................................................                394,755                 102,383
    Change in unrealized gain (loss).........................................              1,574,318               1,473,373
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,920,315               1,584,462
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 20,387                  28,755
    Withdrawals..............................................................               (659,110)               (472,496)
    Contract benefits........................................................               (232,582)                (39,192)
    Contract charges.........................................................                (17,688)                 (8,975)
    Transfers between sub-accounts (including Separate Account GPA), net.....              5,378,861               2,968,714
    Other transfers from (to) the General Account............................                206,328                 299,804
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,357)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              4,696,196               2,774,253
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              6,616,511               4,358,715

NET ASSETS:
  Beginning of year..........................................................              8,289,318               3,930,603
                                                                                --------------------    --------------------
  End of year................................................................   $         14,905,829    $          8,289,318
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                   JANUS
                                                                                                   ASPEN
                                                                                                  GROWTH
                                                                                               SERVICE SHARES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (287,558)   $           (300,515)
    Net realized gain (loss).................................................                (32,316)             (1,088,043)
    Change in unrealized gain (loss).........................................                782,816               6,979,993
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                462,942               5,591,435
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 59,744                 129,591
    Withdrawals..............................................................             (1,984,639)             (2,053,222)
    Contract benefits........................................................               (740,273)               (316,690)
    Contract charges.........................................................                (48,114)                (50,780)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (735,493)             (1,307,312)
    Other transfers from (to) the General Account............................                 10,128                 315,196
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (3,438,647)             (3,283,217)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (2,975,705)              2,308,218

NET ASSETS:
  Beginning of year..........................................................             23,071,405              20,763,187
                                                                                --------------------    --------------------
  End of year................................................................   $         20,095,700    $         23,071,405
                                                                                ====================    ====================

                                                                                                JANUS ASPEN
                                                                                                 GROWTH AND
                                                                                                   INCOME
                                                                                               SERVICE SHARES
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (149,997)   $           (135,984)
    Net realized gain (loss).................................................                 60,748                (534,324)
    Change in unrealized gain (loss).........................................              1,445,585               3,618,455
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,356,336               2,948,147
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 15,220                  46,499
    Withdrawals..............................................................             (2,098,466)             (1,623,376)
    Contract benefits........................................................               (384,996)               (230,555)
    Contract charges.........................................................                (28,138)                (27,743)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (539,036)                518,402
    Other transfers from (to) the General Account............................                 54,058                  89,426
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (2,981,358)             (1,227,347)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (1,625,022)              1,720,800

NET ASSETS:
  Beginning of year..........................................................             16,186,039              14,465,239
                                                                                --------------------    --------------------
  End of year................................................................   $         14,561,017    $         16,186,039
                                                                                ====================    ====================

                                                                                                   JANUS
                                                                                                   ASPEN
                                                                                            INTERNATIONAL GROWTH
                                                                                              SERVICE SHARES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (66,597)   $            (50,270)
    Net realized gain (loss).................................................                988,387                 108,961
    Change in unrealized gain (loss).........................................                976,286               3,303,439
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,898,076               3,362,130
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 22,008                  73,114
    Withdrawals..............................................................             (1,553,067)             (1,053,024)
    Contract benefits........................................................               (160,774)               (197,317)
    Contract charges.........................................................                (23,589)                (21,828)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (154,310)             (1,159,764)
    Other transfers from (to) the General Account............................                 96,294                 305,829
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (1,773,438)             (2,052,990)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................                124,638               1,309,140

NET ASSETS:
  Beginning of year..........................................................             13,094,272              11,785,132
                                                                                --------------------    --------------------
  End of year................................................................   $         13,218,910    $         13,094,272
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                   JANUS
                                                                                                   ASPEN
                                                                                                  MID CAP
                                                                                                   GROWTH
                                                                                               SERVICE SHARES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (72,211)   $            (77,122)
    Net realized gain (loss).................................................                316,226                 (89,428)
    Change in unrealized gain (loss).........................................                662,744               1,798,797
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                906,759               1,632,247
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 24,594                  20,057
    Withdrawals..............................................................               (560,449)               (439,468)
    Contract benefits........................................................               (232,553)               (157,927)
    Contract charges.........................................................                (10,247)                (11,735)
    Transfers between sub-accounts (including Separate Account GPA), net.....                154,474                (684,618)
    Other transfers from (to) the General Account............................                107,629                 103,659
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........               (516,552)             (1,170,032)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................                390,207                 462,215

NET ASSETS:
  Beginning of year..........................................................              5,182,454               4,720,239
                                                                                --------------------    --------------------
  End of year................................................................   $          5,572,661    $          5,182,454
                                                                                ====================    ====================

                                                                                                     MFS
                                                                                                   MID CAP
                                                                                                   GROWTH
                                                                                                SERVICE CLASS
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (99,117)   $            (41,190)
    Net realized gain (loss).................................................                356,240                 131,536
    Change in unrealized gain (loss).........................................                379,084                 738,783
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                636,207                 829,129
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 10,412                  14,484
    Withdrawals..............................................................             (1,440,256)               (297,355)
    Contract benefits........................................................               (564,182)               (100,632)
    Contract charges.........................................................                (14,630)                 (7,136)
    Transfers between sub-accounts (including Separate Account GPA), net.....              3,508,081               2,037,815
    Other transfers from (to) the General Account............................                258,481                 886,878
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,644)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              1,757,906               2,531,410
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              2,394,113               3,360,539

NET ASSETS:
  Beginning of year..........................................................              4,925,471               1,564,932
                                                                                --------------------    --------------------
  End of year................................................................   $          7,319,584    $          4,925,471
                                                                                ====================    ====================

                                                                                                    MFS
                                                                                                    NEW
                                                                                                 DISCOVERY
                                                                                             SERVICE CLASS (b)
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                     2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (34,764)   $            (19,523)
    Net realized gain (loss).................................................                 28,818                 119,349
    Change in unrealized gain (loss).........................................                 94,796                 220,697
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                 88,850                 320,523
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  1,085                   1,549
    Withdrawals..............................................................               (257,380)               (165,926)
    Contract benefits........................................................                (13,019)                 (4,042)
    Contract charges.........................................................                 (4,800)                 (3,007)
    Transfers between sub-accounts (including Separate Account GPA), net.....                647,354               1,236,345
    Other transfers from (to) the General Account............................                 82,582                  78,819
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,533)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........                455,822               1,141,205
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................                544,672               1,461,728

NET ASSETS:
  Beginning of year..........................................................              2,131,502                 669,774
                                                                                --------------------    --------------------
  End of year................................................................   $          2,676,174    $          2,131,502
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                    MFS
                                                                                                   TOTAL
                                                                                                   RETURN
                                                                                                SERVICE CLASS
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                     2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $             18,503    $             17,718
    Net realized gain (loss).................................................                426,775                  87,986
    Change in unrealized gain (loss).........................................              1,421,856               1,787,818
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,867,134               1,893,522
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 12,594                  43,079
    Withdrawals..............................................................             (1,728,767)             (1,453,667)
    Contract benefits........................................................               (295,629)               (253,938)
    Contract charges.........................................................                (33,122)                (22,621)
    Transfers between sub-accounts (including Separate Account GPA), net.....              5,574,189               5,641,466
    Other transfers from (to) the General Account............................                540,273                 837,268
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,236)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              4,069,538               4,789,351
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              5,936,672               6,682,873

NET ASSETS:
  Beginning of year..........................................................             16,544,507               9,861,634
                                                                                --------------------    --------------------
  End of year................................................................   $         22,481,179    $         16,544,507
                                                                                ====================    ====================

                                                                                                    MFS
                                                                                                  UTILITIES
                                                                                              SERVICE CLASS (b)
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                   2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (11,724)   $             (4,755)
    Net realized gain (loss).................................................                309,392                 121,889
    Change in unrealized gain (loss).........................................                846,446                 366,333
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,144,114                 483,467
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  2,157                   2,797
    Withdrawals..............................................................               (357,222)               (243,527)
    Contract benefits........................................................                (53,268)                (21,123)
    Contract charges.........................................................                 (6,324)                 (2,945)
    Transfers between sub-accounts (including Separate Account GPA), net.....              2,703,858               1,226,448
    Other transfers from (to) the General Account............................                326,193                 390,059
    Net increase (decrease) in investment by Sponsor.........................                      -                  (4,689)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              2,615,394               1,347,020
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              3,759,508               1,830,487

NET ASSETS:
  Beginning of year..........................................................              2,718,809                 888,322
                                                                                --------------------    --------------------
  End of year................................................................   $          6,478,317    $          2,718,809
                                                                                ====================    ====================

                                                                                                OPPENHEIMER
                                                                                                  BALANCED
                                                                                           SERVICE SHARES (a) (b)
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (17,037)   $              2,453
    Net realized gain (loss).................................................                 91,986                  33,209
    Change in unrealized gain (loss).........................................                239,168                 301,759
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                314,117                 337,421
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  2,525                   8,709
    Withdrawals..............................................................               (276,222)               (181,313)
    Contract benefits........................................................                 (1,141)                (13,874)
    Contract charges.........................................................                 (3,682)                 (2,110)
    Transfers between sub-accounts (including Separate Account GPA), net.....              1,719,360               1,483,340
    Other transfers from (to) the General Account............................                151,207                 151,898
    Net increase (decrease) in investment by Sponsor.........................                      -                  (4,523)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              1,592,047               1,442,127
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              1,906,164               1,779,548

NET ASSETS:
  Beginning of year..........................................................              2,472,601                 693,053
                                                                                --------------------    --------------------
  End of year................................................................   $          4,378,765    $          2,472,601
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                OPPENHEIMER
                                                                                           CAPITAL APPRECIATION
                                                                                               SERVICE SHARES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (90,414)   $            (37,893)
    Net realized gain (loss).................................................                322,491                  27,957
    Change in unrealized gain (loss).........................................                159,535                 922,857
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                391,612                 912,921
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 19,937                  18,253
    Withdrawals..............................................................               (706,920)               (197,190)
    Contract benefits........................................................               (174,478)                (20,139)
    Contract charges.........................................................                (12,170)                 (5,845)
    Transfers between sub-accounts (including Separate Account GPA), net.....              2,056,618               2,172,057
    Other transfers from (to) the General Account............................                535,962                 899,567
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,525)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              1,718,949               2,864,178
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              2,110,561               3,777,099

NET ASSETS:
  Beginning of year..........................................................              5,823,029               2,045,930
                                                                                --------------------    --------------------
  End of year................................................................   $          7,933,590    $          5,823,029
                                                                                ====================    ====================

                                                                                                OPPENHEIMER
                                                                                             GLOBAL SECURITIES
                                                                                               SERVICE SHARES
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (39,277)   $            (44,409)
    Net realized gain (loss).................................................                350,826                 267,846
    Change in unrealized gain (loss).........................................              1,935,524               1,693,241
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              2,247,073               1,916,678
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 69,006                  43,405
    Withdrawals..............................................................             (1,400,742)               (928,949)
    Contract benefits........................................................               (184,603)                (61,732)
    Contract charges.........................................................                (23,902)                 (8,704)
    Transfers between sub-accounts (including Separate Account GPA), net.....              7,897,811               3,801,314
    Other transfers from (to) the General Account............................                623,090                 625,398
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,592)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........              6,980,660               3,468,140
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              9,227,733               5,384,818

NET ASSETS:
  Beginning of year..........................................................              8,472,342               3,087,524
                                                                                --------------------    --------------------
  End of year................................................................   $         17,700,075    $          8,472,342
                                                                                ====================    ====================

                                                                                                OPPENHEIMER
                                                                                                HIGH INCOME
                                                                                               SERVICE SHARES
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            683,179    $            514,608
    Net realized gain (loss).................................................                354,316                 395,057
    Change in unrealized gain (loss).........................................               (112,284)              1,115,853
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                925,211               2,025,518
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 40,346                  76,720
    Withdrawals..............................................................             (2,511,248)             (1,427,346)
    Contract benefits........................................................                (98,809)                 (1,412)
    Contract charges.........................................................                (22,737)                (19,026)
    Transfers between sub-accounts (including Separate Account GPA), net.....              2,100,736               4,909,385
    Other transfers from (to) the General Account............................               (110,915)              1,853,134
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,467)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........               (602,627)              5,388,988
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................                322,584               7,414,506

NET ASSETS:
  Beginning of year..........................................................             14,281,734               6,867,228
                                                                                --------------------    --------------------
  End of year................................................................   $         14,604,318    $         14,281,734
                                                                                ====================    ====================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                          OPPENHEIMER MAIN STREET
                                                                                             SERVICE SHARES (b)
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                       2004                     2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (42,563)   $            (28,793)
    Net realized gain (loss).................................................                160,581                 (69,292)
    Change in unrealized gain (loss).........................................                302,586                 883,724
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                420,604                 785,639
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  4,862                   4,279
    Withdrawals..............................................................               (552,603)               (247,055)
    Contract benefits........................................................               (134,777)                (73,114)
    Contract charges.........................................................                (12,051)                 (6,791)
    Transfers between sub-accounts (including Separate Account GPA), net.....                947,602               1,570,422
    Other transfers from (to) the General Account............................                424,666                 604,241
    Net increase (decrease) in investment by Sponsor.........................                      -                  (2,332)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........                677,699               1,849,650
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              1,098,303               2,635,289

NET ASSETS:
  Beginning of year..........................................................              5,389,761               2,754,472
                                                                                --------------------    --------------------
  End of year................................................................   $          6,488,064    $          5,389,761
                                                                                ====================    ====================

                                                                                                  PIONEER
                                                                                             FUND VCT CLASS II
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                       2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            (54,161)   $            (48,525)
    Net realized gain (loss).................................................                102,397                (406,573)
    Change in unrealized gain (loss).........................................              1,064,206               2,370,669
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,112,442               1,915,571
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 15,250                  70,314
    Withdrawals..............................................................               (851,413)               (777,714)
    Contract benefits........................................................               (331,490)               (206,999)
    Contract charges.........................................................                (23,422)                (21,279)
    Transfers between sub-accounts (including Separate Account GPA), net.....              2,082,999                  30,546
    Other transfers from (to) the General Account............................                 55,989                 138,707
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........                947,913                (766,425)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              2,060,355               1,149,146

NET ASSETS:
  Beginning of year..........................................................             10,902,276               9,753,130
                                                                                --------------------    --------------------
  End of year................................................................   $         12,962,631    $         10,902,276
                                                                                ====================    ====================

                                                                                            PIONEER REAL ESTATE
                                                                                                   SHARES
                                                                                                     VCT
                                                                                                  CLASS II
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $            493,181    $            555,540
    Net realized gain (loss).................................................              1,191,975                  75,826
    Change in unrealized gain (loss).........................................              4,992,687               4,085,547
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              6,677,843               4,716,913
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 34,756                  81,952
    Withdrawals..............................................................             (2,704,444)             (2,338,965)
    Contract benefits........................................................               (669,234)               (270,706)
    Contract charges.........................................................                (41,923)                (32,064)
    Transfers between sub-accounts (including Separate Account GPA), net.....              3,534,910                 959,765
    Other transfers from (to) the General Account............................                411,086                 783,216
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........                565,151                (816,802)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................              7,242,994               3,900,111

NET ASSETS:
  Beginning of year..........................................................             20,263,701              16,363,590
                                                                                --------------------    --------------------
  End of year................................................................   $         27,506,695    $         20,263,701
                                                                                ====================    ====================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                   SCUDDER
                                                                                                 TECHNOLOGY
                                                                                                   GROWTH
                                                                                             SERIES II CLASS A
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (131,957)   $           (115,760)
    Net realized gain (loss).................................................                370,520                (751,865)
    Change in unrealized gain (loss).........................................               (329,677)              3,935,135
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                (91,114)              3,067,510
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 17,449                  30,662
    Withdrawals..............................................................               (886,155)             (1,014,919)
    Contract benefits........................................................               (201,634)                (82,941)
    Contract charges.........................................................                (20,106)                (19,186)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (656,639)              2,429,054
    Other transfers from (to) the General Account............................                 (2,741)                427,013
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (1,749,826)              1,769,683
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (1,840,940)              4,837,193

NET ASSETS:
  Beginning of year..........................................................             11,353,887               6,516,694
                                                                                --------------------    --------------------
  End of year................................................................   $          9,512,947    $         11,353,887
                                                                                ====================    ====================

                                                                                                  SCUDDER
                                                                                                  VIT EAFE
                                                                                                EQUITY INDEX
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $             54,136    $             89,924
    Net realized gain (loss).................................................                299,118                  49,905
    Change in unrealized gain (loss).........................................                267,377                 815,621
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................                620,631                 955,450
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                  5,876                  11,506
    Withdrawals..............................................................               (522,380)               (809,923)
    Contract benefits........................................................                (93,535)                (25,223)
    Contract charges.........................................................                 (9,299)                 (5,360)
    Transfers between sub-accounts (including Separate Account GPA), net.....                747,319                 405,690
    Other transfers from (to) the General Account............................                174,156                 (94,832)
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........                302,137                (518,142)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................                922,768                 437,308

NET ASSETS:
  Beginning of year..........................................................              3,819,598               3,382,290
                                                                                --------------------    --------------------
  End of year................................................................   $          4,742,366    $          3,819,598
                                                                                ====================    ====================

                                                                                                  SCUDDER
                                                                                                    VIT
                                                                                                 SMALL CAP
                                                                                                   INDEX
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                     2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (132,442)   $            (45,530)
    Net realized gain (loss).................................................              2,141,822                 827,089
    Change in unrealized gain (loss).........................................                    643               3,088,776
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              2,010,023               3,870,335
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 35,195                  53,877
    Withdrawals..............................................................             (1,745,241)             (1,808,371)
    Contract benefits........................................................               (193,944)               (144,308)
    Contract charges.........................................................                (32,002)                (21,520)
    Transfers between sub-accounts (including Separate Account GPA), net.....                628,532               4,294,844
    Other transfers from (to) the General Account............................                114,202                 906,167
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (1,193,258)              3,280,689
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................                816,765               7,151,024

NET ASSETS:
  Beginning of year..........................................................             15,632,956               8,481,932
                                                                                --------------------    --------------------
  End of year................................................................   $         16,449,721    $         15,632,956
                                                                                ====================    ====================

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                               SVS DREMAN
                                                                                                FINANCIAL
                                                                                                SERVICES
                                                                                            SERIES II CLASS A
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $             21,689    $              6,858
    Net realized gain (loss).................................................                598,347                 (92,200)
    Change in unrealized gain (loss).........................................                503,223               2,462,946
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              1,123,259               2,377,604
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                 25,526                  39,073
    Withdrawals..............................................................             (1,148,889)             (1,316,131)
    Contract benefits........................................................               (260,901)               (344,628)
    Contract charges.........................................................                (21,127)                (20,732)
    Transfers between sub-accounts (including Separate Account GPA), net.....               (145,195)                608,191
    Other transfers from (to) the General Account............................                (77,455)                (28,833)
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........             (1,628,041)             (1,063,060)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................               (504,782)              1,314,544

NET ASSETS:
  Beginning of year..........................................................             11,641,938              10,327,394
                                                                                --------------------    --------------------
  End of year................................................................   $         11,137,156    $         11,641,938
                                                                                ====================    ====================

                                                                                                  T. ROWE
                                                                                                   PRICE
                                                                                               INTERNATIONAL
                                                                                                    STOCK
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        2004                    2003
                                                                                --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............................................   $           (254,301)   $           (135,608)
    Net realized gain (loss).................................................              1,667,402              (1,975,944)
    Change in unrealized gain (loss).........................................              7,062,729              20,396,477
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from operations....................              8,475,830              18,284,925
                                                                                --------------------    --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments....................................................                249,133                 332,904
    Withdrawals..............................................................             (7,535,612)             (9,394,961)
    Contract benefits........................................................             (1,665,887)             (1,449,227)
    Contract charges.........................................................               (131,045)               (125,708)
    Transfers between sub-accounts (including Separate Account GPA), net.....             (1,689,369)             (3,023,987)
    Other transfers from (to) the General Account............................               (228,172)                315,247
    Net increase (decrease) in investment by Sponsor.........................                      -                       -
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets from contract transactions.........            (11,000,952)            (13,345,732)
                                                                                --------------------    --------------------
    Net increase (decrease) in net assets....................................             (2,525,122)              4,939,193

NET ASSETS:
  Beginning of year..........................................................             80,089,833              75,150,640
                                                                                --------------------    --------------------
  End of year................................................................   $         77,564,711    $         80,089,833
                                                                                ====================    ====================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

         The Allmerica Select Separate Account (the "Separate Account"), which funds the Allmerica Select Acclaim, Allmerica Select Charter, Allmerica Select Resource, Allmerica Select Resource II, Allmerica Select Reward and the Allmerica Optim-L annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on March 5, 1992 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC. AFLIAC's General Account is subject to the claims of creditors.

         The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Sixty-two Sub-Accounts offered by the Separate Account had activity during the year. Sixty-five Sub-Accounts are currently offered, three of which had no Contract Owner activity during the year, and no balances as of December 31, 2004. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

Allmerica Investment Trust (Service Shares) ("AIT")
AIM Variable Insurance Funds (Series I Shares) ("AIM V.I. Series I")
AIM Variable Insurance Funds (Series II Shares) ("AIM V.I. Series II") AllianceBernstein Variable Products Series Fund, Inc. (Class A)
 ("AllianceBernstein Class A")
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
 ("AllianceBernstein Class B")
Eaton Vance Variable Trust ("Eaton Vance VT")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Fidelity Variable Insurance Products Fund (Service Class 2)
 ("Fidelity VIP Service Class 2")
Franklin Templeton Variable Insurance Products Trust (Class 2) ("FT VIP") Janus Aspen Series (Service Shares)
MFS Variable Insurance Trust (Service Class)
Oppenheimer Variable Account Funds (Service Shares)
Pioneer Variable Contracts Trust (Class II) ("Pioneer VCT Class II") Scudder Investment VIT Funds
Scudder Variable Series II (Class A) ("Scudder Series II Class A " or
 "SVS Series II Class A")
T. Rowe Price International Series, Inc.

         The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. The Sub-Accounts in the AIT Fund Group are managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of AFLIAC.

         On October 15, 2004 the following fund group was renamed:

OLD NAME                                             NEW NAME
--------                                             --------
INVESCO Variable Investment Funds, Inc.              AIM Variable Insurance Funds (Series I Shares)

         On May 3, 2004 the following Underlying Fund was renamed:

OLD NAME                                             NEW NAME
--------                                             --------
Oppenheimer Multiple Strategies Service Shares       Oppenheimer Balanced Service Shares

         On October 15, 2004 the following Underlying Funds were renamed:

OLD NAME                                             NEW NAME
--------                                             --------
INVESCO VIF-Dynamics                                 AIM V.I. Dynamics Series I
INVESCO VIF-Health Sciences                          AIM V.I. Health Sciences Series I

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 1 - ORGANIZATION (CONTINUED)

         From time to time AFLIAC reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines it is necessary to discontinue certain Sub-Accounts. As such, effective December 13, 2004 (the "Close Date"), no new payment allocations or transfers may be made to the Sub-Accounts of Allmerica Select Acclaim and Allmerica Optim-L that invest in certain Underlying Funds, as shown below:

ALLMERICA SELECT ACCLAIM                                 ALLMERICA OPTIM-L
------------------------                                 -----------------
AllianceBernstein Technology Class B                     AllianceBernstein Technology Class B
FT VIP Franklin Large Cap Growth Securities Class 2      FT VIP Franklin Large Cap Growth Securities Class 2
MFS New Discovery Service Class                          MFS New Discovery Service Class
MFS Utilities Series Service Class                       MFS Utilities Service Class
Oppenheimer Balanced Service Shares                      Oppenheimer Balanced Service Shares
Oppenheimer Main Street Service Shares                   Oppenheimer Main Street Service Shares

         Accounts with Accumulated Value allocated to a Closed Sub-Account as of the Close Date, will remain invested in the Closed Sub-Account until they are transferred to other investment options.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

         INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

         RECEIVABLE FROM AND PAYABLE TO ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (SPONSOR) - These represent adjustments for contract guarantees, which are primarily attributable to annuitized contracts.

         STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of AFLIAC's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by AFLIAC, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

         NEW ACCOUNTING PRONOUNCEMENT - Statement of Position (SOP) 03-5 "FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: An Amendment to the Audit and Accounting Guide AUDITS OF INVESTMENT COMPANIES" was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Separate Account, but resulted in additional disclosures in the footnotes to the financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

         Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

         AFLIAC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

         A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

         Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider.

         The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract fee for the year ended are displayed in the table below.

                                                                                  ALLMERICA SELECT
                                                  ALLMERICA                          RESOURCE &      ALLMERICA
                                                    SELECT      ALLMERICA SELECT  ALLMERICA SELECT     SELECT     ALLMERICA
                                                   ACCLAIM          CHARTER          RESOURCE II       REWARD      OPTIM-L
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)             1.20%           1.25%              1.25%          1.25%        1.60%
Administrative Expense (Annual Rate)                 0.15%           0.15%              0.15%          0.15%        0.15%

Contract Deductions:
Rider Fees (Annual Rate)                          0.15%-0.50%     0.15%-0.25%        0.15%-0.25%    0.20%-0.50%  0.25%-0.50%
Annual Contract Fee (Maximum)                         $35             $35                $30            $35         $35

         A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8.5% of the amount surrendered or redeemed.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of AFLIAC, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     During the year ended December 31, 2004, management fees of the Underlying AIT Funds were paid directly by the funds to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.00% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each AIT Fund pays a fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

     VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), a wholly owned subsidiary of AFLIAC, is principal underwriter of the Contracts funded by the Separate Account. Based on a registered representative's vesting schedule, AFLIAC may pay commissions for certain types of transactions.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS

     Transactions from Contract Owners and Sponsor were as follows:

                                                              ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                                ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
AIT Core Equity Service Shares
  Issuance of Units....................................         899,168   $      925,724        1,771,008   $    1,533,537
  Redemption of Units..................................      (1,071,921)      (1,114,854)      (1,368,482)      (1,218,885)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (172,753)  $     (189,130)         402,526   $      314,652
                                                         ==============   ==============   ==============   ==============
AIT Equity Index Service Shares
  Issuance of Units....................................      28,479,665   $   22,228,383      232,231,271   $  147,663,173
  Redemption of Units..................................     (58,641,740)     (46,287,134)     (54,396,334)     (36,405,801)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................     (30,162,075)  $  (24,058,751)     177,834,937   $  111,257,372
                                                         ==============   ==============   ==============   ==============

AIT Government Bond Service Shares
  Issuance of Units....................................       3,263,579   $    3,420,574       25,968,217   $   27,514,561
  Redemption of Units..................................     (20,508,625)     (21,962,419)     (44,661,302)     (47,618,337)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................     (17,245,046)  $  (18,541,845)     (18,693,085)  $  (20,103,776)
                                                         ==============   ==============   ==============   ==============

AIT Money Market Service Shares
  Issuance of Units....................................      77,379,418   $  105,617,762      161,213,163   $  216,116,745
  Redemption of Units..................................    (102,490,659)    (139,829,764)    (247,606,431)    (334,690,891)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................     (25,111,241)  $  (34,212,002)     (86,393,268)  $ (118,574,146)
                                                         ==============   ==============   ==============   ==============

AIT Select Capital Appreciation Service Shares
  Issuance of Units....................................       2,912,561   $    7,316,871        4,028,760   $    8,700,828
  Redemption of Units..................................      (9,544,622)     (24,878,759)     (15,188,194)     (31,209,496)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (6,632,061)  $  (17,561,888)     (11,159,434)  $  (22,508,668)
                                                         ==============   ==============   ==============   ==============

AIT Select Growth Service Shares
  Issuance of Units....................................       2,592,237   $    4,808,664       58,681,758   $   92,940,924
  Redemption of Units..................................     (23,007,327)     (43,647,227)     (32,589,948)     (54,370,047)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................     (20,415,090)  $  (38,838,563)      26,091,810   $   38,570,877
                                                         ==============   ==============   ==============   ==============

AIT Select International Equity Service Shares

  Issuance of Units....................................       2,828,321   $    3,915,356       19,275,334   $   22,002,613
  Redemption of Units..................................     (19,261,682)     (28,273,886)     (27,460,287)     (32,537,267)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................     (16,433,361)  $  (24,358,530)      (8,184,953)  $  (10,534,654)
                                                         ==============   ==============   ==============   ==============

AIT Select Investment Grade Income Service Shares
  Issuance of Units....................................      17,834,169   $   29,639,224       51,283,881   $   85,882,186
  Redemption of Units..................................     (43,073,512)     (72,508,419)     (58,263,500)     (97,566,495)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................     (25,239,343)  $  (42,869,195)      (6,979,619)  $  (11,684,309)
                                                         ==============   ==============   ==============   ==============

AIT Select Value Opportunity Service Shares
  Issuance of Units....................................       6,192,746   $    9,490,769       16,274,161   $   18,698,256
  Redemption of Units..................................     (16,938,245)     (26,116,676)     (32,055,070)     (36,424,248)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................     (10,745,499)  $  (16,625,907)     (15,780,909)  $  (17,725,992)
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                              ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                          ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
AIM V.I. Aggressive Growth Series I
  Issuance of Units....................................       1,228,629   $      763,200        3,537,898   $    1,946,060
  Redemption of Units..................................      (4,191,731)      (2,653,871)      (5,946,127)      (3,221,254)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (2,963,102)  $   (1,890,671)      (2,408,229)  $   (1,275,194)
                                                         ==============   ==============   ==============   ==============

AIM V.I. Basic Value Series II
  Issuance of Units....................................       4,911,986   $    4,999,767        7,321,367   $    6,177,404
  Redemption of Units..................................      (4,689,605)      (4,740,293)      (4,513,060)      (3,731,819)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         222,381   $      259,474        2,808,307   $    2,445,585
                                                         ==============   ==============   ==============   ==============

AIM V.I. Blue Chip Series I
  Issuance of Units....................................       5,468,921   $    3,400,674        7,188,394   $    3,928,537
  Redemption of Units..................................      (8,662,790)      (5,328,284)      (8,391,390)      (4,601,961)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (3,193,869)  $   (1,927,610)      (1,202,996)  $     (673,424)
                                                         ==============   ==============   ==============   ==============

AIM V.I. Capital Development Series II
  Issuance of Units....................................       1,762,693   $    1,807,432        1,222,289   $    1,131,936
  Redemption of Units..................................      (1,608,025)      (1,601,452)        (178,022)        (142,058)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         154,668   $      205,980        1,044,267   $      989,878
                                                         ==============   ==============   ==============   ==============

AIM V.I. Dynamics Series I (a)
  Issuance of Units....................................       1,472,652   $      788,743        3,971,563   $    1,777,602
  Redemption of Units..................................      (3,482,869)      (1,852,040)      (4,636,060)      (1,933,110)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (2,010,217)  $   (1,063,297)        (664,497)  $     (155,508)
                                                         ==============   ==============   ==============   ==============

AIM V.I. Health Sciences Series I (a)
  Issuance of Units....................................       1,666,543   $    1,386,964        3,723,017   $    2,679,885
  Redemption of Units..................................      (3,447,168)      (2,902,198)      (5,286,439)      (3,777,272)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,780,625)  $   (1,515,234)      (1,563,422)  $   (1,097,387)
                                                         ==============   ==============   ==============   ==============

AIM V.I. Premier Equity Series I
  Issuance of Units....................................       1,319,765   $      867,691        2,094,085   $    1,234,441
  Redemption of Units..................................      (6,281,251)      (4,235,223)      (6,281,771)      (3,669,556)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (4,961,486)  $   (3,367,532)      (4,187,686)  $   (2,435,115)
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Growth and Income Class B
  Issuance of Units....................................       5,225,608   $    5,265,251       15,832,701   $   13,720,233
  Redemption of Units..................................     (16,449,284)     (16,871,583)     (23,825,776)     (20,246,758)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................     (11,223,676)  $  (11,606,332)      (7,993,075)  $   (6,526,525)
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Premier Growth Class A
  Issuance of Units....................................       3,144,859   $    2,177,845        7,149,057   $    4,384,219
  Redemption of Units..................................      (8,771,456)      (6,077,572)     (15,024,643)      (9,042,549)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (5,626,597)  $   (3,899,727)      (7,875,586)  $   (4,658,330)
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                              ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                          ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
AllianceBernstein Premier Growth Class B
  Issuance of Units....................................       1,562,144   $    1,127,534        2,653,264   $    1,610,038
  Redemption of Units..................................      (3,725,002)      (2,725,721)      (4,181,916)      (2,626,462)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (2,162,858)  $   (1,598,187)      (1,528,652)  $   (1,016,424)
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Small Cap Value Class B
  Issuance of Units....................................       7,314,826   $    8,770,470       13,819,701   $   12,759,987
  Redemption of Units..................................      (3,663,834)      (4,284,410)     (12,079,434)     (11,045,967)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       3,650,992   $    4,486,060        1,740,267   $    1,714,020
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Technology Class B
  Issuance of Units....................................       1,556,046   $    1,462,620        4,476,977   $    3,744,824
  Redemption of Units..................................      (1,836,466)      (1,688,923)      (3,062,803)      (2,733,334)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (280,420)  $     (226,303)       1,414,174   $    1,011,490
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Value Class B

  Issuance of Units....................................       3,197,547   $    3,453,258        3,202,877   $    2,906,629
  Redemption of Units..................................      (2,222,904)      (2,353,637)      (2,108,284)      (1,871,353)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         974,643   $    1,099,621        1,094,593   $    1,035,276
                                                         ==============   ==============   ==============   ==============

Eaton Vance VT Floating-Rate Income
  Issuance of Units....................................       9,420,153   $    9,545,823        8,110,285   $    8,085,165
  Redemption of Units..................................      (8,309,206)      (8,422,252)     (10,831,749)     (10,792,760)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       1,110,947   $    1,123,571       (2,721,464)  $   (2,707,595)
                                                         ==============   ==============   ==============   ==============

Eaton Vance VT Worldwide Health Sciences
  Issuance of Units....................................       1,909,651   $    1,942,134        4,600,326   $    4,227,780
  Redemption of Units..................................      (2,999,630)      (3,036,665)      (3,719,161)      (3,280,192)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,089,979)  $   (1,094,531)         881,165   $      947,588
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Contrafund
  Issuance of Units....................................      14,110,004   $   13,799,461       24,830,002   $   19,216,541
  Redemption of Units..................................      (8,254,806)      (8,005,935)     (22,777,382)     (17,177,503)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       5,855,198   $    5,793,526        2,052,620   $    2,039,038
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Equity-Income
  Issuance of Units....................................       8,162,439   $   16,567,228        9,600,311   $   16,615,882
  Redemption of Units..................................     (20,305,114)     (42,029,951)     (29,481,117)     (49,827,155)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................     (12,142,675)  $  (25,462,723)     (19,880,806)  $  (33,211,273)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Growth
  Issuance of Units....................................       4,550,156   $    8,843,412        7,420,930   $   12,959,829
  Redemption of Units..................................     (13,999,405)     (27,618,526)     (19,736,220)     (33,086,578)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (9,449,249)  $  (18,775,114)     (12,315,290)  $  (20,126,749)
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                              ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                          ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
Fidelity VIP Growth & Income
  Issuance of Units....................................       2,930,330   $    2,545,512        6,528,786   $    5,178,283
  Redemption of Units..................................      (4,894,124)      (4,292,734)      (5,772,478)      (4,523,060)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,963,794)  $   (1,747,222)         756,308   $      655,223
                                                         ==============   ==============   ==============   ==============

Fidelity VIP High Income
  Issuance of Units....................................       9,879,422   $   12,165,349       34,361,511   $   37,956,404
  Redemption of Units..................................     (29,201,376)     (35,852,307)     (43,122,613)     (47,156,001)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................     (19,321,954)  $  (23,686,958)      (8,761,102)  $   (9,199,597)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Mid Cap
  Issuance of Units....................................      14,214,118   $   18,223,698       16,205,772   $   16,286,422
  Redemption of Units..................................     (15,260,460)     (19,242,715)     (17,723,938)     (17,127,119)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,046,342)  $   (1,019,017)      (1,518,166)  $     (840,697)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units....................................       5,127,110   $    6,155,351       13,093,857   $   12,793,825
  Redemption of Units..................................      (5,454,762)      (6,325,992)      (8,813,423)      (8,628,415)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (327,652)  $     (170,641)       4,280,434   $    4,165,410
                                                         ==============   ==============   ==============   ==============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units....................................       3,337,067   $    3,503,008        4,692,800   $    4,146,243
  Redemption of Units..................................      (1,977,900)      (2,025,733)      (2,612,304)      (2,423,534)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       1,359,167   $    1,477,275        2,080,496   $    1,722,709
                                                         ==============   ==============   ==============   ==============

FT VIP Franklin Small Cap Class 2
  Issuance of Units....................................       7,732,511   $    5,413,251       16,405,456   $    9,451,311
  Redemption of Units..................................     (12,602,219)      (8,687,548)     (13,639,224)      (8,004,950)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (4,869,708)  $   (3,274,297)       2,766,232   $    1,446,361
                                                         ==============   ==============   ==============   ==============

FT VIP Franklin Small Cap Value Securitites Class 2
  Issuance of Units....................................       7,734,256   $    8,533,832       21,793,758   $   18,532,251
  Redemption of Units..................................      (4,130,954)      (4,473,871)     (19,562,172)     (16,692,127)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       3,603,302   $    4,059,961        2,231,586   $    1,840,124
                                                         ==============   ==============   ==============   ==============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units....................................       8,499,643   $   10,369,594       15,606,290   $   16,507,101
  Redemption of Units..................................     (10,356,215)     (12,609,478)     (16,368,799)     (16,986,059)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,856,572)  $   (2,239,884)        (762,509)  $     (478,958)
                                                         ==============   ==============   ==============   ==============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units....................................       7,007,134   $    7,498,264        9,993,930   $    8,130,157
  Redemption of Units..................................      (2,932,550)      (3,103,973)      (7,221,358)      (5,646,947)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       4,074,584   $    4,394,291        2,772,572   $    2,483,210
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                              ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                          ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
Janus Aspen Growth Service Shares
  Issuance of Units....................................       2,141,366   $    1,216,756        5,511,556   $    2,742,425
  Redemption of Units..................................      (5,433,629)      (3,110,530)      (9,576,100)      (4,760,830)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (3,292,263)  $   (1,893,774)      (4,064,544)  $   (2,018,405)
                                                         ==============   ==============   ==============   ==============

Janus Aspen Growth and Income Service Shares
  Issuance of Units....................................       1,384,883   $    1,022,290        3,711,759   $    2,394,101
  Redemption of Units..................................      (4,600,111)      (3,396,496)      (5,222,539)      (3,347,987)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (3,215,228)  $   (2,374,206)      (1,510,780)  $     (953,886)
                                                         ==============   ==============   ==============   ==============

Janus Aspen International Growth Service Shares
  Issuance of Units....................................       5,026,114   $    3,393,108        6,350,655   $    3,181,778
  Redemption of Units..................................      (7,178,013)      (4,716,956)     (10,028,159)      (5,079,997)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (2,151,899)  $   (1,323,848)      (3,677,504)  $   (1,898,219)
                                                         ==============   ==============   ==============   ==============

Janus Aspen Mid Cap Growth Service Shares
  Issuance of Units....................................       3,140,164   $    1,372,121       31,047,006   $   10,847,347
  Redemption of Units..................................      (4,346,040)      (1,902,173)     (33,124,457)     (11,828,039)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,205,876)  $     (530,052)      (2,077,451)  $     (980,692)
                                                         ==============   ==============   ==============   ==============

MFS Mid Cap Growth Service Class
  Issuance of Units....................................       5,360,288   $    5,369,129        5,455,829   $    4,676,447
  Redemption of Units..................................      (3,579,611)      (3,508,693)      (2,635,611)      (2,271,114)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       1,780,677   $    1,860,436        2,820,218   $    2,405,333
                                                         ==============   ==============   ==============   ==============

MFS New Discovery Service Class
  Issuance of Units....................................       1,347,304   $    1,337,403        2,867,103   $    2,626,569
  Redemption of Units..................................      (1,063,319)      (1,013,975)      (1,711,099)      (1,581,200)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         283,985   $      323,428        1,156,004   $    1,045,369
                                                         ==============   ==============   ==============   ==============

MFS Total Return Service Class
  Issuance of Units....................................       7,972,297   $    8,538,625        8,721,818   $    8,317,912
  Redemption of Units..................................      (4,322,066)      (4,635,168)      (3,584,268)      (3,422,488)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       3,650,231   $    3,903,457        5,137,550   $    4,895,424
                                                         ==============   ==============   ==============   ==============

MFS Utilities Service Class
  Issuance of Units....................................       3,559,947   $    4,395,369        2,758,042   $    2,697,057
  Redemption of Units..................................      (1,680,977)      (2,020,842)      (1,384,601)      (1,340,704)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       1,878,970   $    2,374,527        1,373,441   $    1,356,353
                                                         ==============   ==============   ==============   ==============

Oppenheimer Balanced Service Shares (a)
  Issuance of Units....................................       2,035,158   $    2,259,348        1,921,235   $    1,883,835
  Redemption of Units..................................        (761,782)        (837,252)        (512,192)        (494,876)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       1,273,376   $    1,422,096        1,409,043   $    1,388,959
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                              ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                          ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
Oppenheimer Capital Appreciation Service Shares
  Issuance of Units....................................       5,474,123   $    5,511,188        3,452,443   $    3,089,811
  Redemption of Units..................................      (3,902,721)      (3,931,121)        (841,301)        (725,564)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       1,571,402   $    1,580,067        2,611,142   $    2,364,247
                                                         ==============   ==============   ==============   ==============

Oppenheimer Global Securities Service Shares
  Issuance of Units....................................       9,452,829   $   10,657,095       10,491,675   $    9,029,638
  Redemption of Units..................................      (4,622,469)      (5,113,955)      (6,920,151)      (5,757,121)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       4,830,360   $    5,543,140        3,571,524   $    3,272,517
                                                         ==============   ==============   ==============   ==============

Oppenheimer High Income Service Shares
  Issuance of Units....................................       6,794,409   $    8,074,696       13,201,603   $   13,900,454
  Redemption of Units..................................      (7,466,270)      (8,809,991)      (8,759,473)      (9,191,432)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (671,861)  $     (735,295)       4,442,130   $    4,709,022
                                                         ==============   ==============   ==============   ==============

Oppenheimer Main Street Service Shares
  Issuance of Units....................................       2,180,846   $    2,222,700        3,353,454   $    2,945,691
  Redemption of Units..................................      (1,478,268)      (1,474,887)      (1,846,104)      (1,495,500)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         702,578   $      747,813        1,507,350   $    1,450,191
                                                         ==============   ==============   ==============   ==============

Pioneer Fund VCT Class II
  Issuance of Units....................................       3,114,390   $    2,737,863        1,933,445   $    1,420,858
  Redemption of Units..................................      (1,703,372)      (1,495,104)      (2,508,567)      (1,787,273)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       1,411,018   $    1,242,759         (575,122)  $     (366,415)
                                                         ==============   ==============   ==============   ==============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units....................................       5,203,373   $    8,314,524        5,407,781   $    6,645,605
  Redemption of Units..................................      (5,002,721)      (7,790,613)      (6,205,738)      (7,254,715)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         200,652   $      523,911         (797,957)  $     (609,110)
                                                         ==============   ==============   ==============   ==============

Scudder Technology Growth Series II Class A
  Issuance of Units....................................      17,543,629   $    7,592,051       28,359,839   $   10,792,467
  Redemption of Units..................................     (20,822,378)      (8,937,417)     (24,524,296)      (9,256,421)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (3,278,749)  $   (1,345,366)       3,835,543   $    1,536,046
                                                         ==============   ==============   ==============   ==============

Scudder VIT EAFE Equity Index
  Issuance of Units....................................       3,800,017   $    2,879,560        4,547,327   $    2,688,209
  Redemption of Units..................................      (3,530,697)      (2,605,541)      (5,216,320)      (3,105,567)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         269,320   $      274,019         (668,993)  $     (417,358)
                                                         ==============   ==============   ==============   ==============

Scudder VIT Small Cap Index
  Issuance of Units....................................      14,683,956   $   17,271,677       32,539,724   $   27,655,127
  Redemption of Units..................................     (15,858,397)     (18,379,011)     (30,681,173)     (25,556,774)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,174,441)  $   (1,107,334)       1,858,551   $    2,098,353
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                              ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                          ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
SVS Dreman Financial Services Series II Class A
  Issuance of Units....................................       2,001,732   $    2,411,027        3,223,007   $    3,305,847
  Redemption of Units..................................      (3,142,749)      (3,820,773)      (4,067,835)      (4,038,194)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,141,017)  $   (1,409,746)        (844,828)  $     (732,347)
                                                         ==============   ==============   ==============   ==============

T. Rowe Price International Stock
  Issuance of Units....................................       5,254,629   $    6,137,291        7,069,071   $    6,901,954
  Redemption of Units..................................     (13,036,671)     (15,398,985)     (19,453,016)     (18,638,696)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (7,782,042)  $   (9,261,694)     (12,383,945)  $  (11,736,742)
                                                         ==============   ==============   ==============   ==============

(a)  Name changed. See Note 1.

                                                                              ALLMERICA SELECT ACCLAIM
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS          AMOUNT           UNITS             AMOUNT
                                                         --------------   --------------   --------------   --------------
AIT Core Equity Service Shares
  Issuance of Units....................................         454,352   $      461,891          253,904   $      223,768
  Redemption of Units..................................        (469,829)        (486,185)        (193,243)        (177,480)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         (15,477)  $      (24,294)          60,661   $       46,288
                                                         ==============   ==============   ==============   ==============

AIT Equity Index Service Shares
  Issuance of Units....................................       6,879,487   $    5,707,089        6,040,500   $    4,160,032
  Redemption of Units..................................      (8,095,440)      (6,799,737)      (4,370,645)      (3,096,734)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,215,953)  $   (1,092,648)       1,669,855   $    1,063,298
                                                         ==============   ==============   ==============   ==============

AIT Government Bond Service Shares
  Issuance of Units....................................         517,828   $      560,666        2,959,346   $    3,174,810
  Redemption of Units..................................      (1,906,382)      (2,049,016)      (6,081,874)      (6,508,808)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,388,554)  $   (1,488,350)      (3,122,528)  $   (3,333,998)
                                                         ==============   ==============   ==============   ==============

AIT Money Market Service Shares
  Issuance of Units....................................      18,072,548   $   18,586,980       20,812,408   $   21,561,969
  Redemption of Units..................................     (23,242,187)     (23,905,510)     (36,131,491)     (37,411,656)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (5,169,639)  $   (5,318,530)     (15,319,083)  $  (15,849,687)
                                                         ==============   ==============   ==============   ==============

AIT Select Capital Appreciation Service Shares
  Issuance of Units....................................       2,049,472   $    2,274,241        1,225,628   $    1,194,671
  Redemption of Units..................................      (2,192,654)      (2,448,919)      (1,300,027)      (1,142,242)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (143,182)  $     (174,678)         (74,399)  $       52,429
                                                         ==============   ==============   ==============   ==============

AIT Select Growth Service Shares
  Issuance of Units....................................         324,047   $      204,652        4,046,076   $    2,169,693
  Redemption of Units..................................      (2,695,626)      (1,742,405)      (3,056,306)      (1,739,788)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (2,371,579)  $   (1,537,753)         989,770   $      429,905
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
AIT Select International Equity Service Shares
  Issuance of Units....................................         617,085   $      507,793        4,406,144   $    2,811,111
  Redemption of Units..................................      (3,900,052)      (3,224,031)      (2,994,484)      (2,010,756)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (3,282,967)  $   (2,716,238)       1,411,660   $      800,355
                                                         ==============   ==============   ==============   ==============

AIT Select Investment Grade Income Service Shares
  Issuance of Units....................................       3,104,491   $    3,721,460       15,769,939   $   18,540,928
  Redemption of Units..................................      (7,805,452)      (9,371,975)     (11,201,003)     (13,185,212)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (4,700,961)  $   (5,650,515)       4,568,936   $    5,355,716
                                                         ==============   ==============   ==============   ==============

AIT Select Value Opportunity Service Shares
  Issuance of Units....................................       2,372,726   $    3,325,643        2,528,601   $    2,929,313
  Redemption of Units..................................      (4,262,110)      (5,906,827)      (2,454,958)      (2,584,822)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,889,384)  $   (2,581,184)          73,643   $      344,491
                                                         ==============   ==============   ==============   ==============

AIM V.I. Aggressive Growth Series I
  Issuance of Units....................................         375,218   $      258,776          717,519   $      401,938
  Redemption of Units..................................      (2,004,218)      (1,374,425)      (1,803,393)      (1,029,633)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,629,000)  $   (1,115,649)      (1,085,874)  $     (627,695)
                                                         ==============   ==============   ==============   ==============

AIM V.I. Basic Value Series II
  Issuance of Units....................................         402,670   $      407,190        1,379,697   $    1,164,319
  Redemption of Units..................................        (470,451)        (479,849)      (1,150,574)        (936,045)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         (67,781)  $      (72,659)         229,123   $      228,274
                                                         ==============   ==============   ==============   ==============

AIM V.I. Blue Chip Series I
  Issuance of Units....................................         558,757   $      369,106        2,514,599   $    1,522,799
  Redemption of Units..................................        (986,354)        (652,074)      (2,710,552)      (1,569,458)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (427,597)  $     (282,968)        (195,953)  $      (46,659)
                                                         ==============   ==============   ==============   ==============

AIM V.I. Capital Development Series II
  Issuance of Units....................................         812,939   $      834,552          487,489   $      443,630
  Redemption of Units..................................      (1,003,105)      (1,021,478)         (59,473)         (46,875)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (190,166)  $     (186,926)         428,016   $      396,755
                                                         ==============   ==============   ==============   ==============

AIM V.I. Dynamics Series I (a)
  Issuance of Units....................................         694,173   $      425,694          702,300   $      376,788
  Redemption of Units..................................        (546,742)        (337,763)        (943,149)        (450,493)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         147,431   $       87,931         (240,849)  $      (73,705)
                                                         ==============   ==============   ==============   ==============

AIM V.I. Health Sciences Series I (a)
  Issuance of Units....................................         370,474   $      333,433          629,953   $      479,879
  Redemption of Units..................................        (649,286)        (576,619)      (1,232,035)        (917,134)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (278,812)  $     (243,186)        (602,082)  $     (437,255)
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
AIM V.I. Premier Equity Series I
  Issuance of Units....................................         132,961   $       96,058          672,872   $      427,942
  Redemption of Units..................................      (1,262,938)        (918,470)      (1,666,976)      (1,039,706)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,129,977)  $     (822,412)        (994,104)  $     (611,764)
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Growth and Income Class B
  Issuance of Units....................................       1,812,392   $    1,933,875        3,464,654   $    3,087,840
  Redemption of Units..................................      (4,461,319)      (4,740,167)      (5,990,037)      (5,279,341)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (2,648,927)  $   (2,806,292)      (2,525,383)  $   (2,191,501)
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Premier Growth Class B
  Issuance of Units....................................       1,229,370   $      806,858        1,735,175   $      992,111
  Redemption of Units..................................      (2,582,846)      (1,707,858)      (3,493,718)      (2,028,718)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,353,476)  $     (901,000)      (1,758,543)  $   (1,036,607)
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Small Cap Value Class B
  Issuance of Units....................................       1,224,768   $    1,466,627          671,232   $      629,977
  Redemption of Units..................................      (1,076,842)      (1,257,284)        (460,384)        (419,286)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         147,926   $      209,343          210,848   $      210,691
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Technology Class B (b)
  Issuance of Units....................................         253,211   $      242,935          960,518   $      802,135
  Redemption of Units..................................        (680,190)        (641,001)        (388,414)        (316,123)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (426,979)  $     (398,066)         572,104   $      486,012
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Value Class B
  Issuance of Units....................................       1,162,379   $    1,277,417          837,429   $      762,665
  Redemption of Units..................................      (1,081,216)      (1,166,239)        (552,214)        (497,349)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................          81,163   $      111,178          285,215   $      265,316
                                                         ==============   ==============   ==============   ==============

Eaton Vance VT Floating-Rate Income
  Issuance of Units....................................       1,728,143   $    1,752,686        1,640,806   $    1,640,059
  Redemption of Units..................................      (1,529,986)      (1,555,671)      (1,675,828)      (1,676,217)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         198,157   $      197,015          (35,022)  $      (36,158)
                                                         ==============   ==============   ==============   ==============

Eaton Vance VT Worldwide Health Sciences
  Issuance of Units....................................         659,970   $      670,366          613,285   $      569,416
  Redemption of Units..................................        (718,845)        (732,875)        (868,558)        (746,904)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         (58,875)  $      (62,509)        (255,273)  $     (177,488)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units....................................       4,330,233   $    4,402,857        2,970,745   $    2,510,341
  Redemption of Units..................................      (3,455,684)      (3,541,883)      (3,918,321)      (3,197,837)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         874,549   $      860,974         (947,576)  $     (687,496)
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
Fidelity VIP Equity-Income Service Class 2
  Issuance of Units....................................       3,232,364   $    3,366,866        3,454,431   $    2,984,686
  Redemption of Units..................................      (5,709,627)      (5,951,258)      (6,073,275)      (5,147,779)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (2,477,263)  $   (2,584,392)      (2,618,844)  $   (2,163,093)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Growth & Income Service Class 2
  Issuance of Units....................................       1,255,502   $    1,105,212          992,759   $      815,379
  Redemption of Units..................................      (1,492,011)      (1,323,863)      (1,817,193)      (1,423,993)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (236,509)  $     (218,651)        (824,434)  $     (608,614)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Growth Service Class 2
  Issuance of Units....................................       4,547,086   $    3,192,275        4,872,112   $    3,036,443
  Redemption of Units..................................      (5,006,836)      (3,462,780)      (3,591,759)      (2,205,346)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (459,750)  $     (270,505)       1,280,353   $      831,097
                                                         ==============   ==============   ==============   ==============

Fidelity VIP High Income Service Class 2
  Issuance of Units....................................       4,615,417   $    5,065,014       11,582,741   $   11,158,791
  Redemption of Units..................................      (7,398,636)      (7,914,893)     (11,437,481)     (10,911,428)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (2,783,219)  $   (2,849,879)         145,260   $      247,363
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units....................................       2,871,945   $    3,736,770        2,627,853   $    2,753,878
  Redemption of Units..................................      (3,798,462)      (4,855,119)      (2,890,569)      (2,789,752)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (926,517)  $   (1,118,349)        (262,716)  $      (35,874)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units....................................         327,411   $      385,415          855,667   $      878,715
  Redemption of Units..................................        (722,841)        (847,165)        (243,042)        (235,614)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (395,430)  $     (461,750)         612,625   $      643,101
                                                         ==============   ==============   ==============   ==============

FT VIP Franklin Large Cap Growth Securities Class 2 (b)
  Issuance of Units....................................         481,715   $      502,407          695,933   $      630,484
  Redemption of Units..................................        (369,532)        (377,543)        (190,972)        (174,102)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         112,183   $      124,864          504,961   $      456,382
                                                         ==============   ==============   ==============   ==============

FT VIP Franklin Small Cap Class 2
  Issuance of Units....................................       1,264,606   $      988,008        2,249,164   $    1,472,551
  Redemption of Units..................................      (2,284,384)      (1,781,818)      (2,321,147)      (1,508,646)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (1,019,778)  $     (793,810)         (71,983)  $      (36,095)
                                                         ==============   ==============   ==============   ==============

FT VIP Franklin Small Cap Value Securities Class 2
  Issuance of Units....................................       1,551,601   $    1,769,179        1,202,353   $    1,035,511
  Redemption of Units..................................        (874,142)        (940,552)        (955,379)        (802,190)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         677,459   $      828,627          246,974   $      233,321
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
FT VIP Mutual Shares Securities Class 2
  Issuance of Units....................................       1,786,719   $    2,191,919        2,003,242   $    2,163,366
  Redemption of Units..................................      (2,495,235)      (3,052,762)      (2,141,916)      (2,211,001)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (708,516)  $     (860,843)        (138,674)  $      (47,635)
                                                         ==============   ==============   ==============   ==============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units....................................         849,819   $      909,381          611,964   $      542,159
  Redemption of Units..................................        (562,253)        (609,221)        (288,545)        (248,743)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         287,566   $      300,160          323,419   $      293,416
                                                         ==============   ==============   ==============   ==============

Janus Aspen Growth Service Shares
  Issuance of Units....................................         942,260   $      607,768        1,581,402   $      864,771
  Redemption of Units..................................      (3,361,111)      (2,152,641)      (3,821,143)      (2,129,583)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (2,418,851)  $   (1,544,873)      (2,239,741)  $   (1,264,812)
                                                         ==============   ==============   ==============   ==============

Janus Aspen Growth and Income Service Shares
  Issuance of Units....................................         152,479   $      119,710          848,129   $      586,602
  Redemption of Units..................................        (928,922)        (726,862)      (1,262,850)        (860,063)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (776,443)  $     (607,152)        (414,721)  $     (273,461)
                                                         ==============   ==============   ==============   ==============

Janus Aspen International Growth Service Shares
  Issuance of Units....................................         581,791   $      429,116          790,755   $      434,788
  Redemption of Units..................................      (1,174,989)        (878,706)      (1,047,688)        (589,559)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (593,198)  $     (449,590)        (256,933)  $     (154,771)
                                                         ==============   ==============   ==============   ==============

Janus Aspen Mid Cap Growth Service Shares
  Issuance of Units....................................         698,835   $      383,866        1,013,714   $      446,799
  Redemption of Units..................................        (677,088)        (370,366)      (1,438,987)        (636,139)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................          21,747   $       13,500         (425,273)  $     (189,340)
                                                         ==============   ==============   ==============   ==============

MFS Mid Cap Growth Service Class
  Issuance of Units....................................       1,206,027   $    1,231,073          785,007   $      652,610
  Redemption of Units..................................      (1,350,913)      (1,333,603)        (657,006)        (523,889)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (144,886)  $     (102,530)         128,001   $      128,721
                                                         ==============   ==============   ==============   ==============

MFS New Discovery Service Class (b)
  Issuance of Units....................................         230,059   $      213,765          370,480   $      342,198
  Redemption of Units..................................         (83,118)         (81,372)        (252,208)        (243,829)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         146,941   $      132,393          118,272   $       98,369
                                                         ==============   ==============   ==============   ==============

MFS Total Return Service Class
  Issuance of Units....................................         891,994   $      965,926        1,309,425   $    1,254,223
  Redemption of Units..................................        (741,690)        (799,372)      (1,432,846)      (1,359,280)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         150,304   $      166,554         (123,421)  $     (105,057)
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
MFS Utilities Service Class (b)
  Issuance of Units....................................       1,108,998   $    1,329,794          149,132   $      147,497
  Redemption of Units..................................        (895,552)      (1,088,926)        (151,354)        (154,216)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         213,446   $      240,868           (2,222)  $       (6,719)
                                                         ==============   ==============   ==============   ==============

Oppenheimer Balanced Service Shares (a) (b)
  Issuance of Units....................................         296,361   $      331,982          196,956   $      192,243
  Redemption of Units..................................        (144,380)        (161,808)        (134,385)        (136,343)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         151,981   $      170,174           62,571   $       55,900
                                                         ==============   ==============   ==============   ==============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units....................................         621,860   $      628,888          671,468   $      613,806
  Redemption of Units..................................        (490,068)        (490,007)        (131,181)        (111,350)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         131,792   $      138,881          540,287   $      502,456
                                                         ==============   ==============   ==============   ==============

Oppenheimer Global Securities Service Shares
  Issuance of Units....................................       1,814,415   $    2,031,989          496,631   $      441,964
  Redemption of Units..................................        (534,537)        (594,466)        (264,406)        (244,087)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................       1,279,878   $    1,437,523          232,225   $      197,877
                                                         ==============   ==============   ==============   ==============

Oppenheimer High Income Service Shares
  Issuance of Units....................................         763,444   $      903,493        1,648,773   $    1,720,850
  Redemption of Units..................................        (662,272)        (769,342)        (980,919)      (1,036,224)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         101,172   $      134,151          667,854   $      684,626
                                                         ==============   ==============   ==============   ==============

Oppenheimer Main Street Service Shares (b)
  Issuance of Units....................................         172,725   $      174,600          709,295   $      622,204
  Redemption of Units..................................        (238,605)        (244,424)        (266,071)        (220,334)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................         (65,880)  $      (69,824)         443,224   $      401,870
                                                         ==============   ==============   ==============   ==============

Pioneer Fund VCT Class II
  Issuance of Units....................................         522,894   $      457,486          851,413   $      626,883
  Redemption of Units..................................        (845,587)        (752,333)      (1,389,646)      (1,026,893)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (322,693)  $     (294,847)        (538,233)  $     (400,010)
                                                         ==============   ==============   ==============   ==============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units....................................       1,043,844   $    1,628,577          836,064   $    1,035,425
  Redemption of Units..................................      (1,008,752)      (1,587,337)      (1,034,613)      (1,243,117)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................          35,092   $       41,240         (198,549)  $     (207,692)
                                                         ==============   ==============   ==============   ==============

Scudder Technology Growth Series II Class A
  Issuance of Units....................................       1,995,921   $    1,030,866        3,331,217   $    1,555,452
  Redemption of Units..................................      (2,800,396)      (1,435,325)      (2,909,134)      (1,321,815)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (804,475)  $     (404,459)         422,083   $      233,637
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
Scudder VIT EAFE Equity Index
  Issuance of Units....................................         182,005   $      146,308          347,019   $      219,912
  Redemption of Units..................................        (151,728)        (118,190)        (529,104)        (320,696)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................          30,277   $       28,118         (182,085)  $     (100,784)
                                                         ==============   ==============   ==============   ==============

Scudder VIT Small Cap Index
  Issuance of Units....................................       3,232,646   $    3,963,583        3,299,910   $    3,310,850
  Redemption of Units..................................      (3,363,224)      (4,049,507)      (2,184,869)      (2,128,514)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (130,578)  $      (85,924)       1,115,041   $    1,182,336
                                                         ==============   ==============   ==============   ==============

SVS Dreman Financial Services Series II Class A
  Issuance of Units....................................         588,870   $      729,137          478,113   $      483,475
  Redemption of Units..................................        (761,070)        (947,433)        (815,751)        (814,188)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................        (172,200)  $     (218,296)        (337,638)  $     (330,713)
                                                         ==============   ==============   ==============   ==============

T. Rowe Price International Stock
  Issuance of Units....................................       3,297,875   $    2,697,044        2,519,659   $    1,697,441
  Redemption of Units..................................      (5,460,260)      (4,436,303)      (4,973,811)      (3,306,431)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................      (2,162,385)  $   (1,739,259)      (2,454,152)  $   (1,608,990)
                                                         ==============   ==============   ==============   ==============

(a) Name changed. See Note 1.
(b) Closed to new money. See Note 1.

                                                                                 ALLMERICA OPTIM-L
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
AIT Core Equity Service Shares
  Issuance of Units....................................             474   $          593              916   $        1,016
  Redemption of Units..................................            (619)            (979)          (3,065)          (4,140)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................            (145)  $         (386)          (2,149)  $       (3,124)
                                                         ==============   ==============   ==============   ==============

AIT Equity Index Service Shares
  Issuance of Units....................................             848   $        1,080            1,166   $        1,217
  Redemption of Units..................................            (322)            (408)          (2,816)          (3,374)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................             526   $          672           (1,650)  $       (2,157)
                                                         ==============   ==============   ==============   ==============

AIT Government Bond Service Shares
  Issuance of Units....................................           2,573   $        2,629            8,689   $        8,834
  Redemption of Units..................................          (2,053)          (2,088)          (7,972)          (8,033)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................             520   $          541              717   $          801
                                                         ==============   ==============   ==============   ==============

AIT Money Market Service Shares
  Issuance of Units....................................           1,959   $        1,927            3,894   $        3,868
  Redemption of Units..................................          (1,876)          (1,840)          (6,124)          (6,074)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................              83   $           87           (2,230)  $       (2,206)
                                                         ==============   ==============   ==============   ==============

AIT Select Capital Appreciation Service Shares
  Issuance of Units....................................               -   $            -                -   $            -
  Redemption of Units..................................               -                -           (2,000)          (2,767)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................               -   $            -           (2,000)  $       (2,767)
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                           ALLMERICA OPTIM-L (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
AIT Select Growth Service Shares
  Issuance of Units....................................             210   $          248            7,942   $        8,069
  Redemption of Units..................................            (595)          (1,233)          (2,962)          (3,753)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................            (385)  $         (985)           4,980   $        4,316
                                                         ==============   ==============   ==============   ==============

AIT Select International Equity Service Shares
  Issuance of Units....................................             187   $          225            1,081   $          940
  Redemption of Units..................................          (1,721)          (2,647)          (5,085)          (7,016)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................          (1,534)  $       (2,422)          (4,004)  $       (6,076)
                                                         ==============   ==============   ==============   ==============

AIT Select Investment Grade Income Service Shares
  Issuance of Units....................................           1,087   $        1,126           10,019   $       10,267
  Redemption of Units..................................          (1,582)          (1,655)          (5,285)          (5,395)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................            (495)  $         (529)           4,734   $        4,872
                                                         ==============   ==============   ==============   ==============

AIT Select Value Opportunity Service Shares
  Issuance of Units....................................             551   $          778            1,647   $        1,817
  Redemption of Units..................................            (587)            (867)          (3,354)          (4,329)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................             (36)  $          (89)          (1,707)  $       (2,512)
                                                         ==============   ==============   ==============   ==============

AIM V.I. Basic Value Series II
  Issuance of Units....................................           1,416   $        1,829              847   $          853
  Redemption of Units..................................          (1,207)          (1,607)          (4,467)          (5,359)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................             209   $          222           (3,620)  $       (4,506)
                                                         ==============   ==============   ==============   ==============

AIM V.I. Capital Development Series II
  Issuance of Units....................................             347   $          448              614   $          585
  Redemption of Units..................................            (643)          (1,217)          (2,936)          (4,111)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................            (296)  $         (769)          (2,322)  $       (3,526)
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Growth and Income Class B
  Issuance of Units....................................               -   $            -                -   $            -
  Redemption of Units..................................               -                -           (2,000)          (2,472)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................               -   $            -           (2,000)  $       (2,472)
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Premier Growth Class B
  Issuance of Units....................................             208   $          238              173   $          186
  Redemption of Units..................................            (608)            (949)          (2,846)          (3,500)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................            (400)  $         (711)          (2,673)  $       (3,314)
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Small Cap Value Class B
  Issuance of Units....................................               -   $            -              280   $          267
  Redemption of Units..................................            (548)          (1,017)          (2,811)          (4,142)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................            (548)  $       (1,017)          (2,531)  $       (3,875)
                                                         ==============   ==============   ==============   ==============

AllianceBernstein Technology Class B (b)
  Issuance of Units....................................           1,520   $        2,005                -   $            -
  Redemption of Units..................................             (59)          (1,179)          (4,142)          (5,785)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................           1,461   $          826           (4,142)  $       (5,785)
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                           ALLMERICA OPTIM-L (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
AllianceBernstein Value Class B
  Issuance of Units....................................               -   $            -                -   $            -
  Redemption of Units..................................               -                -           (2,000)          (2,442)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................               -   $            -           (2,000)  $       (2,442)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units....................................           2,256   $        2,885              464   $          510
  Redemption of Units..................................              (8)             (10)          (2,172)          (2,644)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................           2,248   $        2,875           (1,708)  $       (2,134)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Equity-Income Service Class 2
  Issuance of Units....................................             456   $          596              166   $          159
  Redemption of Units..................................            (492)            (764)          (2,992)          (1,925)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................             (36)  $         (168)          (2,826)  $       (1,766)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Growth Service Class 2
  Issuance of Units....................................               -   $            -              815   $          928
  Redemption of Units..................................             (93)            (186)          (2,095)          (2,795)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................             (93)  $         (186)          (1,280)  $       (1,867)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units....................................             833   $        1,155              678   $          720
  Redemption of Units..................................              (5)              (6)          (2,263)          (2,950)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................             828   $        1,149           (1,585)  $       (2,230)
                                                         ==============   ==============   ==============   ==============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units....................................               -   $            -                -   $            -
  Redemption of Units..................................               -                -           (2,000)          (3,004)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................               -   $            -           (2,000)  $       (3,004)
                                                         ==============   ==============   ==============   ==============

FT VIP Franklin Large Cap Growth Securities Class 2 (b)
  Issuance of Units....................................               -   $            -                -   $            -
  Redemption of Units..................................               -                -           (2,000)          (2,398)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................               -   $            -           (2,000)  $       (2,398)
                                                         ==============   ==============   ==============   ==============

FT VIP Franklin Small Cap Class 2
  Issuance of Units....................................               -   $            -                -   $            -
  Redemption of Units..................................               -                -           (2,000)          (2,779)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................               -   $            -           (2,000)  $       (2,779)
                                                         ==============   ==============   ==============   ==============

FT VIP Franklin Small Cap Value Securities Class 2
  Issuance of Units....................................             364   $          483              653   $          596
  Redemption of Units..................................            (823)          (1,210)          (2,668)          (3,743)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................            (459)  $         (727)          (2,015)  $       (3,147)
                                                         ==============   ==============   ==============   ==============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units....................................             350   $          435                -   $            -
  Redemption of Units..................................              (2)              (3)          (2,000)          (2,340)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................             348   $          432           (2,000)  $       (2,340)
                                                         ==============   ==============   ==============   ==============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                           ALLMERICA OPTIM-L (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                       2004                             2003
                                                         -------------------------------   -------------------------------
                                                              UNITS           AMOUNT           UNITS            AMOUNT
                                                         --------------   --------------   --------------   --------------
FT VIP Templeton Foreign Securities Class 2
  Issuance of Units....................................           1,412   $        1,805               76   $           90
  Redemption of Units..................................             (38)             (60)          (2,061)          (2,463)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................           1,374   $        1,745           (1,985)  $       (2,373)
                                                         ==============   ==============   ==============   ==============

MFS Mid Cap Growth Service Class
  Issuance of Units....................................               -   $            -                -   $            -
  Redemption of Units..................................               -                -           (2,000)          (2,644)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................               -   $            -           (2,000)  $       (2,644)
                                                         ==============   ==============   ==============   ==============

MFS New Discovery Service Class (b)
  Issuance of Units....................................               -   $            -                -   $            -
  Redemption of Units..................................               -                -           (2,000)          (2,533)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................               -   $            -           (2,000)  $       (2,533)
                                                         ==============   ==============   ==============   ==============

MFS Total Return Service Class
  Issuance of Units....................................              34   $           39            1,247   $        1,326
  Redemption of Units..................................            (431)            (511)          (2,100)          (2,342)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................            (397)  $         (472)            (853)  $       (1,016)
                                                         ==============   ==============   ==============   ==============

MFS Utilities Service Class (b)
  Issuance of Units....................................               -   $            -                -   $            -
  Redemption of Units..................................               -                -           (2,000)          (2,614)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................               -   $            -           (2,000)  $       (2,614)
                                                         ==============   ==============   ==============   ==============

Oppenheimer Balanced Service Shares (a) (b)
  Issuance of Units....................................               -   $            2               12   $           14
  Redemption of Units..................................             (91)            (223)          (2,071)          (2,746)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................             (91)  $         (221)          (2,059)  $       (2,732)
                                                         ==============   ==============   ==============   ==============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units....................................               -   $            -                -   $            -
  Redemption of Units..................................               -                -           (2,000)          (2,525)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................               -   $            -           (2,000)  $       (2,525)
                                                         ==============   ==============   ==============   ==============

Oppenheimer Global Securities Service Shares
  Issuance of Units....................................               -   $            -              637   $          660
  Redemption of Units..................................              (1)              (2)          (2,250)          (2,914)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................              (1)  $           (2)          (1,613)  $       (2,254)
                                                         ==============   ==============   ==============   ==============

Oppenheimer High Income Service Shares
  Issuance of Units....................................             165   $          209              788   $          933
  Redemption of Units..................................          (1,010)          (1,690)          (4,230)          (5,593)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................            (845)  $       (1,481)          (3,442)  $       (4,660)
                                                         ==============   ==============   ==============   ==============

Oppenheimer Main Street Service Shares (b)
  Issuance of Units....................................              20   $           25              428   $          404
  Redemption of Units..................................            (147)            (316)          (2,133)          (2,815)
                                                         --------------   --------------   --------------   --------------
    Net increase (decrease)............................            (127)  $         (291)          (1,705)  $       (2,411)
                                                         ==============   ==============   ==============   ==============

(a) Name changed. See Note 1.
(b) Closed to new money. See Note 1.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2004 were as follows:

            INVESTMENT PORTFOLIO                                 PURCHASES         SALES
            --------------------                                 ---------         -----
AIT Core Equity Service Shares                                $     1,227,171  $     1,460,692
AIT Equity Index Service Shares                                    18,803,199       43,765,082
AIT Government Bond Service Shares                                  2,977,343       22,249,344
AIT Money Market Service Shares                                    71,987,044      112,242,562
AIT Select Capital Appreciation Service Shares                     12,316,964       23,038,462
AIT Select Growth Service Shares                                      274,384       43,409,942
AIT Select International Equity Service Shares                      2,559,479       29,833,495
AIT Select Investment Grade Income Service Shares                  31,296,409       69,657,100
AIT Select Value Opportunity Service Shares                        12,756,981       27,026,374
AIM V.I. Aggressive Growth Series I                                   599,706        3,792,037
AIM V.I. Basic Value Series II                                      3,979,125        3,981,534
AIM V.I. Blue Chip Series I                                         2,850,791        5,291,455
AIM V.I. Capital Development Series II                              2,260,164        2,286,328
AIM V.I. Dynamics Series I (a)                                        947,959        2,021,784
AIM V.I. Health Sciences Series I (a)                               1,211,019        3,116,749
AIM V.I. Premier Equity Series I                                      464,045        4,833,612
AllianceBernstein Growth and Income Class B                         3,638,595       18,637,421
AllianceBernstein Premier Growth Class A                              711,694        5,165,610
AllianceBernstein Premier Growth Class B                            1,351,307        4,066,328
AllianceBernstein Small Cap Value Class B                           9,581,938        4,843,917
AllianceBernstein Technology Class B (b)                            1,366,673        2,039,391
AllianceBernstein Value Class B                                     4,473,068        3,294,460
Eaton Vance VT Floating-Rate Income                                 9,205,464        7,611,323
Eaton Vance VT Worldwide Health Sciences                            1,676,431        3,053,751
Fidelity VIP Contrafund                                             9,361,170        3,924,978
Fidelity VIP Contrafund Service Class 2                             3,888,205        3,133,077
Fidelity VIP Equity-Income                                          9,339,661       33,791,222
Fidelity VIP Equity-Income Service Class 2                          2,978,026        5,471,931
Fidelity VIP Growth                                                 2,691,204       22,886,835
Fidelity VIP Growth & Income                                        1,806,213        3,617,862
Fidelity VIP Growth & Income Service Class 2                        1,056,099        1,290,688
Fidelity VIP Growth Service Class 2                                 2,727,800        3,096,966
Fidelity VIP High Income                                           13,152,570       30,185,752
Fidelity VIP High Income Service Class 2                            5,575,398        7,636,871
Fidelity VIP Mid Cap                                               12,109,115       13,733,161
Fidelity VIP Mid Cap Service Class 2                                3,016,632        4,272,255
Fidelity VIP Value Strategies Service Class 2                       5,359,550        6,081,873
FT VIP Franklin Large Cap Growth Securities Class 2 (b)             3,727,906        2,167,372
FT VIP Franklin Small Cap Class 2                                   4,103,516        8,513,851
FT VIP Franklin Small Cap Value Securities Class 2                  8,637,742        3,864,693
FT VIP Mutual Shares Securities Class 2                             8,207,604       11,592,082

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

            INVESTMENT PORTFOLIO                                 PURCHASES         SALES
            --------------------                                 ---------         -----
FT VIP Templeton Foreign Securities Class 2                   $     7,204,719  $     2,557,858
Janus Aspen Growth Service Shares                                     954,142        4,682,812
Janus Aspen Growth and Income Service Shares                          566,307        3,697,664
Janus Aspen International Growth Service Shares                     3,069,707        4,909,743
Janus Aspen Mid Cap Growth Service Shares                           1,617,603        2,206,365
MFS Mid Cap Growth Service Class                                    5,832,957        4,174,167
MFS New Discovery Service Class (b)                                 1,427,303        1,006,245
MFS Total Return Service Class                                      8,197,524        4,109,482
MFS Utilities Service Class (b)                                     5,246,776        2,643,104
Oppenheimer Balanced Service Shares (a) (b)                         2,476,901          909,315
Oppenheimer Capital Appreciation Service Shares                     5,483,812        3,853,080
Oppenheimer Global Securities Service Shares                       10,477,335        3,535,952
Oppenheimer High Income Service Shares                              6,826,878        6,772,882
Oppenheimer Main Street Service Shares (b)                          2,142,651        1,512,902
Pioneer Fund VCT Class II                                           2,946,337        2,052,585
Pioneer Real Estate Shares VCT Class II                             7,507,146        6,448,815
Scudder Technology Growth Series II Class A                         7,894,705        9,776,487
Scudder VIT EAFE Equity Index                                       2,937,663        2,581,390
Scudder VIT Small Cap Index                                        19,023,918       20,349,099
SVS Dreman Financial Services Series II Class A                     2,615,039        4,221,391
T. Rowe Price International Stock                                   6,085,269       17,343,247

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2004 is as follows:

                                                                 AT DECEMBER 31
                                                                 --------------
                                                             UNIT (4)     UNIT (4)       NET
                                                   UNITS      VALUE        VALUE       ASSETS
                                                  (000S)      LOWEST      HIGHEST      (000S)
                                                 --------   ----------   ----------   ---------
AIT CORE EQUITY SERVICE SHARES
2004                                                2,858   $ 1.363266   $ 1.117042   $   3,191
2003                                                3,047     1.256751     1.025587       3,124
2002                                                2,586     0.814066     1.001865       2,107
2001                                                  N/A          N/A          N/A         N/A
AIT EQUITY INDEX SERVICE SHARES
2004                                              195,495     1.365923     0.898954     167,629
2003                                              226,873     1.260148     0.825983     178,794
2002                                               47,370     0.623322     1.003365      29,911
2001                                               19,550     0.812753     0.853641      16,007
AIT GOVERNMENT BOND SERVICE SHARES
2004                                               24,580     1.016833     1.079672      26,505
2003                                               43,213     1.013493     1.071763      46,278
2002                                               65,028     1.014614     1.068596      69,466
2001                                                  N/A          N/A          N/A         N/A
AIT MONEY MARKET SERVICE SHARES
2004                                               88,223     0.980656     1.027169     113,550
2003                                              118,504     0.989107     1.031817     153,773
2002                                              220,218     0.998714     1.375480     289,440
2001                                              175,608     1.034668     1.372160     237,539
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2004                                               36,156     2.967862     1.257557     101,199
2003                                               42,931     2.537403     1.074620     103,501
2002                                               54,167     0.779686     1.841931      95,746
2001                                               65,605     1.008102     2.382763     154,224
AIT SELECT GROWTH SERVICE SHARES
2004                                               99,988     1.281000     0.679535     188,707
2003                                              122,775     1.213513     0.641125     218,685
2002                                               95,688     0.514576     1.535543     135,038
2001                                              114,227     0.720470     2.151038     242,308

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                 INVESTMENT (1)    EXPENSE (2)    EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                    INCOME            RATIO          RATIO          RETURN          RETURN
                                                     RATIO           LOWEST         HIGHEST         LOWEST          HIGHEST
                                                 --------------    -----------    -----------    ------------    ------------
AIT CORE EQUITY SERVICE SHARES
2004                                                       1.06%          1.35%          1.75%           8.48%           8.92%
2003                                                       0.88           1.35           1.75           25.44           25.95
2002                                                       1.28           1.35           1.75          -18.59            0.19(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
AIT EQUITY INDEX SERVICE SHARES
2004                                                       1.57           1.35           1.75            8.39            8.83
2003                                                       1.35           1.35           1.75           25.59           26.10
2002                                                       1.34           1.35           1.75          -23.31            0.34
2001                                                       1.21           1.35           1.40          -13.25          -13.21
AIT GOVERNMENT BOND SERVICE SHARES
2004                                                       3.63           1.35           1.75            0.33            0.74
2003                                                       3.76           1.35           1.75           -0.11            0.30
2002                                                       4.64           1.35           1.75            1.46            6.86(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
AIT MONEY MARKET SERVICE SHARES
2004                                                       0.89           1.35           1.75           -0.85           -0.45
2003                                                       0.82           1.35           1.75           -0.96           -0.57
2002                                                       1.62           1.35           1.75           -0.13            0.29
2001                                                       4.10           1.35           1.40            2.82            2.88
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2004                                                        N/A           1.35           1.40           16.96           17.02
2003                                                        N/A           1.35           1.40           37.76           37.83
2002                                                        N/A           1.35           1.75          -22.70            2.32
2001                                                        N/A           1.35           1.40           -2.52           -2.46
AIT SELECT GROWTH SERVICE SHARES
2004                                                        N/A           1.35           1.75            5.56            5.99
2003                                                       0.05           1.35           1.75           24.09           24.59
2002                                                       0.17           1.35           1.75          -28.61           -2.21
2001                                                        N/A           1.35           1.40          -25.76          -25.72

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                    AT DECEMBER 31
                                                                    --------------
                                                                UNIT (4)     UNIT (4)       NET
                                                      UNITS      VALUE        VALUE       ASSETS
                                                     (000S)      LOWEST      HIGHEST      (000S)
                                                    --------   ----------   ----------   ---------
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES
2004                                                  72,080   $ 1.367710   $ 0.907772   $ 111,285
2003                                                  91,798     1.216117     0.803892     125,113
2002                                                  98,575     0.637781     1.153253     107,850
2001                                                 110,326     0.801813     1.450602     158,277
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES
2004                                                 109,395     1.052554     1.219109     177,618
2003                                                 139,336     1.030313     1.188517     221,402
2002                                                 141,742     1.015094     1.656197     223,568
2001                                                 135,688     1.093240     1.553336     207,032
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2004                                                  55,550     1.600723     1.601805      97,115
2003                                                  68,185     1.365087     1.360472     101,155
2002                                                  83,894     0.996252     1.095115      91,319
2001                                                  93,520     1.206814     1.327242     123,935
AIM V.I. AGGRESSIVE GROWTH SERIES I
2004                                                  18,834     0.685519     0.744391      13,169
2003                                                  23,426     0.621845     0.674908      14,886
2002                                                  26,920     0.497858     0.540077      13,702
2001                                                  14,406     0.652924     0.707931       9,478
AIM V.I. BASIC VALUE SERIES II
2004                                                  12,749     1.395181     1.090496      13,890
2003                                                  12,594     1.281172     0.997317      12,555
2002                                                   9,560     0.758204     0.978285       7,252
2001                                                     N/A          N/A          N/A         N/A
AIM V.I. BLUE CHIP SERIES I
2004                                                  25,631     0.648025     0.694254      16,851
2003                                                  29,253     0.627871     0.672327      18,618
2002                                                  30,652     0.508845     0.544586      15,806
2001                                                  20,662     0.698932     0.747637      14,542

                                                                           FOR THE YEAR ENDED DECEMBER 31
                                                                           ------------------------------
                                                    INVESTMENT (1)    EXPENSE (2)    EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                       INCOME            RATIO          RATIO          RETURN          RETURN
                                                        RATIO           LOWEST         HIGHEST         LOWEST         HIGHEST
                                                    --------------    -----------    -----------    ------------    ------------
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES
2004                                                          1.25%          1.35%          1.75%          12.47%          12.92%
2003                                                          0.82           1.35           1.75           25.53           26.05
2002                                                          1.61           1.35           1.75          -20.50           -3.12
2001                                                          1.52           1.35           1.40          -22.62          -22.58
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES
2004                                                          5.22           1.35           1.75            2.16            2.57
2003                                                          4.47           1.35           1.75            1.50            1.91
2002                                                          5.33           1.35           1.75            1.51            6.68
2001                                                          5.91           1.35           1.40            6.43            6.49
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2004                                                          0.06           1.35           1.75           17.26           17.74
2003                                                          0.12           1.35           1.75           36.01           36.56
2002                                                          0.64           1.35           1.75          -17.49            0.37
2001                                                          0.63           1.35           1.40           11.11           11.17
AIM V.I. AGGRESSIVE GROWTH SERIES I
2004                                                           N/A           1.35           1.40           10.24           10.30
2003                                                           N/A           1.35           1.40           24.90           24.97
2002                                                           N/A           1.35           1.40          -23.75          -23.71
2001                                                           N/A           1.35           1.40          -27.10          -27.06
AIM V.I. BASIC VALUE SERIES II
2004                                                           N/A           1.35           1.75            8.90            9.34
2003                                                           N/A           1.35           1.75           30.96           31.49
2002                                                          0.00           1.35           1.75          -24.18           -2.17(b)
2001                                                           N/A            N/A            N/A             N/A             N/A
AIM V.I. BLUE CHIP SERIES I
2004                                                          0.10           1.35           1.40            3.21            3.26
2003                                                           N/A           1.35           1.40           23.39           23.46
2002                                                           N/A           1.35           1.40          -27.20          -27.16
2001                                                          0.02           1.35           1.40          -23.62          -23.59

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 AT DECEMBER 31
                                                                 --------------
                                                             UNIT (4)     UNIT (4)       NET
                                                   UNITS      VALUE        VALUE       ASSETS
                                                  (000S)      LOWEST      HIGHEST      (000S)
                                                 --------   ----------   ----------   ---------
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2004                                                1,939   $ 1.465790   $ 1.123138   $   2,180
2003                                                1,975     1.294284     0.987695       1,954
2002                                                  505     0.741151     0.975481         378
2001                                                  N/A          N/A          N/A         N/A
AIM V.I. DYNAMICS SERIES I (a)
2004                                               12,573     0.580497     0.680657       7,496
2003                                               14,436     0.519453     0.608773       7,662
2002                                               15,341     0.382240     0.447737       5,999
2001                                               11,441     0.569259     0.666480       6,637
AIM V.I. HEALTH SCIENCES SERIES I (a)
2004                                               11,325     0.884839     0.930584      10,128
2003                                               13,384     0.834255     0.876949      11,278
2002                                               15,550     0.662142     0.695675      10,404
2001                                               11,347     0.888914     0.933449      10,155
AIM V.I. PREMIER EQUITY SERIES I
2004                                               23,816     0.714350     0.760845      17,248
2003                                               29,907     0.684946     0.729169      20,758
2002                                               35,089     0.555378     0.590933      19,743
2001                                               29,366     0.807661     0.858939      23,898
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2004                                               78,193     1.118519     1.141316      87,901
2003                                               92,066     1.019929     1.040193      94,346
2002                                              102,586     0.782540     0.996069      80,649
2001                                               56,269     1.020980     1.040222      57,587
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS A
2004                                               45,864     0.741560     0.741560      34,011
2003                                               51,491     0.692417     0.692417      35,653
2002                                               59,366     0.567850     0.567850      33,711
2001                                               58,048     0.830394     0.830394      48,203

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                 INVESTMENT (1)    EXPENSE (2)    EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                    INCOME            RATIO          RATIO          RETURN          RETURN
                                                     RATIO           LOWEST         HIGHEST         LOWEST         HIGHEST
                                                 --------------    -----------    -----------    ------------    ------------
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2004                                                        N/A%          1.35%          1.75%          13.25%          13.71%
2003                                                        N/A           1.35           1.75           32.68           33.22
2002                                                        N/A           1.35           1.75          -25.88           -2.45(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
AIM V.I. DYNAMICS SERIES I (a)
2004                                                        N/A           1.35           1.40           11.75           11.81
2003                                                        N/A           1.35           1.40           35.90           35.97
2002                                                        N/A           1.35           1.40          -32.85          -32.82
2001                                                        N/A           1.35           1.40          -32.10          -32.07
AIM V.I. HEALTH SCIENCES SERIES I (a)
2004                                                        N/A           1.35           1.40            6.06            6.12
2003                                                        N/A           1.35           1.40           25.99           26.06
2002                                                        N/A           1.35           1.40          -25.51          -25.47
2001                                                       0.53           1.35           1.40          -13.81          -13.77
AIM V.I. PREMIER EQUITY SERIES I
2004                                                       0.43           1.35           1.40            4.29            4.34
2003                                                       0.30           1.35           1.40           23.33           23.39
2002                                                       0.34           1.35           1.40          -31.24          -31.20
2001                                                       0.25           1.35           1.40          -13.79          -13.74
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2004                                                       0.74           1.35           1.40            9.67            9.72
2003                                                       0.85           1.35           1.40           30.34           30.40
2002                                                       0.57           1.35           1.75          -23.35           -0.39
2001                                                       0.44           1.35           1.40           -1.25           -1.20
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS A
2004                                                        N/A           1.40           1.40            7.10            7.10
2003                                                        N/A           1.40           1.40             N/A           21.94
2002                                                        N/A           1.35           1.40          -31.62          -31.62
2001                                                        N/A           1.35           1.40          -18.37          -18.37

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 AT DECEMBER 31
                                                                 --------------
                                                             UNIT (4)     UNIT (4)      NET
                                                   UNITS      VALUE        VALUE       ASSETS
                                                  (000S)      LOWEST      HIGHEST      (000S)
                                                 --------   ----------   ----------   ---------
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B
2004                                               20,083   $ 1.246088   $ 0.702645   $  14,793
2003                                               23,600     1.170604     0.657400      16,326
2002                                               26,889     0.540166     0.965764      15,295
2001                                               12,750     0.791745     0.887245      10,848
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2004                                                9,178     1.638376     1.349667      12,374
2003                                                5,380     1.400431     1.148980       6,178
2002                                                3,431     0.826391     1.011666       2,837
2001                                                  N/A          N/A          N/A         N/A
ALLIANCEBERNSTEIN TECHNOLOGY CLASS B (d)
2004                                                1,772     1.459001     0.996585       1,770
2003                                                2,478     1.413106     0.961320       2,386
2002                                                  496     0.677577     1.000258         341
2001                                                  N/A          N/A          N/A         N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2004                                                5,498     1.191397     1.193019       6,551
2003                                                4,442     1.065775     1.066679       4,735
2002                                                3,064     0.841414     1.006911       2,579
2001                                                  N/A          N/A          N/A         N/A
EATON VANCE VT FLOATING-RATE INCOME
2004                                               24,518     1.021494     1.023532      25,055
2003                                               23,209     1.007442     1.008978      23,389
2002                                               25,965     0.992469     0.993415      25,774
2001                                                9,110     1.003461     1.003839       9,142
EATON VANCE VT WORLDWIDE HEALTH SCIENCES
2004                                               14,515     1.067328     1.069369      15,499
2003                                               15,664     1.018908     1.020335      15,965
2002                                               15,038     0.795044     0.795759      11,959
2001                                                6,211     1.149105     1.149567       7,137

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                 INVESTMENT (1)    EXPENSE (2)    EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                    INCOME            RATIO          RATIO          RETURN          RETURN
                                                     RATIO           LOWEST         HIGHEST         LOWEST         HIGHEST
                                                 --------------    -----------    -----------    ------------    ------------
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B
2004                                                        N/A%          1.35%          1.75%           6.45%           6.88%
2003                                                        N/A           1.35           1.75           21.21           21.70
2002                                                        N/A           1.35           1.75          -31.81           -3.42
2001                                                        N/A           1.35           1.40          -18.52          -11.28
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2004                                                       0.06           1.35           1.75           16.99           17.47
2003                                                       0.71           1.35           1.75           38.43           38.99
2002                                                       0.04           1.35           1.75          -17.36            1.17(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
ALLIANCEBERNSTEIN TECHNOLOGY CLASS B (d)
2004                                                        N/A           1.35           1.75            3.25            3.67
2003                                                        N/A           1.35           1.75           41.27           41.85
2002                                                        N/A           1.35           1.75          -32.24            0.03(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2004                                                       0.84           1.35           1.40           11.79           11.84
2003                                                       0.77           1.35           1.40           26.66           26.73
2002                                                       0.03           1.35           1.75          -15.86            0.69(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
EATON VANCE VT FLOATING-RATE INCOME
2004                                                       2.50           1.35           1.40            1.39            1.44
2003                                                       2.21           1.35           1.40            1.51            1.57
2002                                                       0.28           1.35           1.40           -1.10           -1.04
2001                                                       1.39           1.35           1.40            0.35            0.38(c)
EATON VANCE VT WORLDWIDE HEALTH SCIENCES
2004                                                        N/A           1.35           1.40            4.75            4.81
2003                                                        N/A           1.35           1.40           28.16           28.22
2002                                                        N/A           1.35           1.40          -30.81          -30.78
2001                                                        N/A           1.35           1.40           14.91           14.96(c)

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 AT DECEMBER 31
                                                                 --------------
                                                             UNIT (4)     UNIT (4)      NET
                                                   UNITS      VALUE        VALUE       ASSETS
                                                  (000S)      LOWEST      HIGHEST      (000S)
                                                 --------   ----------   ----------   ---------
FIDELITY VIP CONTRAFUND
2004                                               36,499   $ 1.077231   $ 1.077231   $  39,318
2003                                               30,644     0.946092     0.946092      28,992
2002                                               28,591     0.746917     0.746917      21,355
2001                                               16,731     0.835649     0.835649      13,981
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
2004                                                9,481     1.410620     1.122660      10,644
2003                                                8,604     1.246745     0.988219       8,502
2002                                                9,553     0.781410     0.989839       7,465
2001                                                2,235     0.876272     0.876272       1,959
FIDELITY VIP EQUITY-INCOME
2004                                               73,279     2.268841     2.268841     166,259
2003                                               85,422     2.063179     2.063179     176,241
2002                                              105,303     1.605492     1.605492     169,063
2001                                              119,522     1.960551     1.960551     234,330
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
2004                                               15,509     1.397481     1.122517      17,411
2003                                               17,986     1.278737     1.022978      18,401
2002                                               20,608     0.797494     1.000935      16,436
2001                                                5,068     0.975787     0.975787       4,945
FIDELITY VIP GROWTH
2004                                               52,885     2.079242     2.079242     109,960
2003                                               62,334     2.039860     2.039860     127,153
2002                                               74,649     1.557255     1.557255     116,248
2001                                               95,897     2.259670     2.259670     216,696
FIDELITY VIP GROWTH SERVICE CLASS 2
2004                                               11,008     1.305615     0.715402       7,876
2003                                               11,468     1.288651     0.703243       8,065
2002                                               10,189     0.537840     0.989564       5,481
2001                                                4,508     0.782177     0.782177       3,526

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                 INVESTMENT (1)    EXPENSE (2)    EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                    INCOME            RATIO          RATIO          RETURN          RETURN
                                                     RATIO           LOWEST         HIGHEST         LOWEST         HIGHEST
                                                 --------------    -----------    -----------    ------------    ------------
FIDELITY VIP CONTRAFUND
2004                                                       0.31%          1.40%          1.40%          13.86%          13.86%
2003                                                       0.43           1.40           1.40             N/A           26.67
2002                                                       0.66           1.35           1.40          -10.62          -10.62
2001                                                       0.35           1.35           1.40          -13.47          -13.47
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
2004                                                       0.20           1.35           1.75           13.14           13.60
2003                                                       0.31           1.35           1.75           25.95           26.47
2002                                                       0.32           1.35           1.75          -10.83           -1.02
2001                                                       0.08           1.35           1.40          -13.65          -13.65
FIDELITY VIP EQUITY-INCOME
2004                                                       1.63           1.40           1.40            9.97            9.97
2003                                                       1.94           1.40           1.40             N/A           28.51
2002                                                       1.77           1.35           1.40          -18.11          -18.11
2001                                                       1.75           1.35           1.40           -6.29           -6.29
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
2004                                                       1.53           1.35           1.75            9.29            9.73
2003                                                       1.73           1.35           1.75           27.75           28.27
2002                                                       0.74           1.35           1.75          -18.27            0.09
2001                                                       0.18           1.35           1.40           -6.51           -6.51
FIDELITY VIP GROWTH
2004                                                       0.28           1.40           1.40            1.93            1.93
2003                                                       0.29           1.40           1.40             N/A           30.99
2002                                                       0.27           1.35           1.40          -31.08          -31.08
2001                                                       0.09           1.35           1.40          -18.80          -18.80
FIDELITY VIP GROWTH SERVICE CLASS 2
2004                                                       0.13           1.35           1.75            1.32            1.73
2003                                                       0.11           1.35           1.75           30.22           30.75
2002                                                       0.10           1.35           1.75          -31.24           -1.04
2001                                                        N/A           1.35           1.40          -18.98          -18.98

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 AT DECEMBER 31
                                                                 --------------
                                                             UNIT (4)     UNIT (4)       NET
                                                   UNITS      VALUE        VALUE       ASSETS
                                                  (000S)      LOWEST      HIGHEST      (000S)
                                                 --------   ----------   ----------   ---------
FIDELITY VIP GROWTH & INCOME
2004                                               13,053   $ 0.918805   $ 0.918805   $  11,993
2003                                               15,016     0.880790     0.880790      13,226
2002                                               14,260     0.721704     0.721704      10,292
2001                                               14,337     0.877785     0.877785      12,585
FIDELITY VIP GROWTH & INCOME SERVICE CLASS 2
2004                                                3,305     0.928956     0.928956       3,070
2003                                                3,541     0.892374     0.892374       3,160
2002                                                4,366     0.732791     0.732791       3,199
2001                                                1,629     0.893297     0.893297       1,456
FIDELITY VIP HIGH INCOME
2004                                               61,378     1.324235     1.324235      81,279
2003                                               80,700     1.225482     1.225482      98,896
2002                                               89,461     0.976605     0.976605      87,368
2001                                              103,705     0.957497     0.957497      99,298
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
2004                                                8,826     1.150340     1.150340      10,153
2003                                               11,609     1.066045     1.066045      12,376
2002                                               11,464     0.852532     0.852532       9,773
2001                                                3,024     0.836606     0.836606       2,530
FIDELITY VIP MID CAP
2004                                               33,168     1.493794     1.493794      49,546
2003                                               34,214     1.212805     1.212805      41,495
2002                                               35,732     0.887219     0.887219      31,702
2001                                               19,368     0.997823     0.997823      19,326
FIDELITY VIP MID CAP SERVICE CLASS 2
2004                                                7,090     1.634377     1.518283      10,765
2003                                                8,016     1.334437     1.234618       9,897
2002                                                8,280     0.905238     0.982403       7,496
2001                                                2,272     1.019877     1.019877       2,317

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                 INVESTMENT (1)    EXPENSE (2)    EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                    INCOME            RATIO          RATIO          RETURN          RETURN
                                                     RATIO           LOWEST         HIGHEST         LOWEST         HIGHEST
                                                 --------------    -----------    -----------    ------------    ------------
FIDELITY VIP GROWTH & INCOME
2004                                                       0.89%          1.40%          1.40%           4.32%           4.32%
2003                                                       1.14           1.40           1.40             N/A           22.04
2002                                                       1.11           1.35           1.40          -17.78          -17.78
2001                                                       0.83           1.35           1.40          -10.03          -10.03
FIDELITY VIP GROWTH & INCOME SERVICE CLASS 2
2004                                                       0.78           1.35           1.35            4.10            4.10
2003                                                       1.12           1.35           1.35             N/A           21.78
2002                                                       0.80           1.35           1.40          -17.97          -17.97
2001                                                       0.10           1.35           1.40          -10.24          -10.24
FIDELITY VIP HIGH INCOME
2004                                                       9.22           1.40           1.40            8.06            8.06
2003                                                       7.30           1.40           1.40             N/A           25.48
2002                                                      10.99           1.35           1.40            2.00            2.00
2001                                                      12.94           1.35           1.40          -12.97          -12.97
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
2004                                                       9.49           1.35           1.35            7.91            7.91
2003                                                       6.09           1.35           1.35             N/A           25.04
2002                                                       5.46           1.35           1.40            1.90            1.90
2001                                                       1.52           1.35           1.40          -13.12          -13.12
FIDELITY VIP MID CAP
2004                                                        N/A           1.40           1.40           23.17           23.17
2003                                                       0.42           1.40           1.40             N/A           36.70
2002                                                       0.65           1.35           1.40          -11.08          -11.08
2001                                                        N/A           1.35           1.40           -4.57           -4.57
FIDELITY VIP MID CAP SERVICE CLASS 2
2004                                                        N/A           1.35           1.75           22.48           22.98
2003                                                       0.27           1.35           1.75           35.83           36.39
2002                                                       0.41           1.35           1.75          -11.24           -1.76
2001                                                        N/A           1.35           1.40           -4.82           -4.82

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                        AT DECEMBER 31
                                                                        --------------
                                                                    UNIT (4)     UNIT (4)       NET
                                                          UNITS      VALUE        VALUE       ASSETS
                                                         (000S)      LOWEST      HIGHEST      (000S)
                                                        --------   ----------   ----------   ---------
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2
2004                                                       5,402   $ 1.303743   $ 1.305452   $   7,044
2003                                                       6,125     1.161511     1.162435       7,116
2002                                                       1,234     0.748572     0.979446         925
2001                                                         N/A          N/A          N/A         N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2(d)
2004                                                       5,299     1.091442     1.092941       5,785
2003                                                       3,828     1.025572     1.026464       3,926
2002                                                       1,244     0.819349     0.992447       1,020
2001                                                         N/A          N/A          N/A         N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2004                                                      31,115     0.753469     0.851460      24,042
2003                                                      37,004     0.685504     0.774266      25,999
2002                                                      34,312     0.506560     1.042702      17,852
2001                                                      14,258     0.720394     0.812863      10,446
FT VIP FRANKLIN SMALL CAP VALUE SECURITITES CLASS 2
2004                                                       9,929     1.597516     1.263601      12,534
2003                                                       5,649     1.313944     1.035087       5,845
2002                                                       3,172     0.793867     1.012168       2,520
2001                                                         N/A          N/A          N/A         N/A
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2004                                                      35,579     1.335110     1.332405      47,488
2003                                                      38,144     1.202310     1.199155      45,838
2002                                                      39,047     0.971292     0.981192      38,023
2001                                                      24,642     1.116467     1.120527      27,604
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2004                                                      12,466     1.426828     1.197091      14,906
2003                                                       8,102     1.225217     1.023775       8,289
2002                                                       5,008     0.784668     0.943189       3,931
2001                                                         N/A          N/A          N/A         N/A

                                                                           FOR THE YEAR ENDED DECEMBER 31
                                                                           ------------------------------
                                                     INVESTMENT (1)    EXPENSE (2)    EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                        INCOME           RATIO          RATIO          RETURN          RETURN
                                                         RATIO          LOWEST         HIGHEST         LOWEST         HIGHEST
                                                     --------------    -----------    -----------    ------------    ------------
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2
2004                                                            N/A%          1.35%          1.40%          12.25%          12.30%
2003                                                            N/A           1.35           1.40           55.16           55.24
2002                                                            N/A           1.35           1.75          -25.14           -2.06(b)
2001                                                            N/A            N/A            N/A             N/A             N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2(d)
2004                                                           0.46           1.35           1.40            6.42            6.48
2003                                                           0.81           1.35           1.40           25.17           25.23
2002                                                           0.11           1.35           1.75          -18.07           -0.76(b)
2001                                                            N/A            N/A            N/A             N/A             N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2004                                                            N/A           1.35           1.40            9.91            9.97
2003                                                            N/A           1.35           1.40           35.33           35.39
2002                                                           0.26           1.35           1.75          -29.68            4.27(b)
2001                                                           0.33           1.35           1.40          -16.44          -16.39
FT VIP FRANKLIN SMALL CAP VALUE SECURITITES CLASS 2
2004                                                           0.15           1.35           1.75           21.58           22.08
2003                                                           0.16           1.35           1.75           29.81           30.34
2002                                                           0.48           1.35           1.75          -20.61            1.22(b)
2001                                                            N/A            N/A            N/A             N/A             N/A
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2004                                                           0.78           1.35           1.75           10.66           11.11
2003                                                           1.00           1.35           1.40           23.40           23.46
2002                                                           0.95           1.35           1.75          -13.05           -1.88(b)
2001                                                           1.20           1.35           1.40            5.54            5.60
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2004                                                           0.94           1.35           1.75           16.46           16.93
2003                                                           1.57           1.35           1.75           29.90           30.43
2002                                                           0.27           1.35           1.75          -21.53           -5.68(b)
2001                                                            N/A            N/A            N/A             N/A             N/A

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 AT DECEMBER 31
                                                                 --------------
                                                             UNIT (4)     UNIT (4)       NET
                                                   UNITS      VALUE        VALUE       ASSETS
                                                  (000S)      LOWEST      HIGHEST      (000S)
                                                 --------   ----------   ----------   ---------
JANUS ASPEN GROWTH SERVICE SHARES
2004                                               32,210   $ 0.604952   $ 0.670078   $  20,096
2003                                               37,921     0.588805     0.651856      23,071
2002                                               44,226     0.454140     0.502519      20,763
2001                                               20,657     0.628567     0.695164      13,231
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2004                                               17,869     0.805292     0.869324      14,561
2003                                               21,861     0.731302     0.789050      16,186
2002                                               23,786     0.600482     0.647581      14,465
2001                                               16,684     0.778493     0.839133      13,092
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES
2004                                               17,180     0.750650     0.828385      13,219
2003                                               19,926     0.641442     0.707506      13,094
2002                                               23,860     0.483555     0.533082      11,785
2001                                               16,328     0.660584     0.727871      10,977
JANUS ASPEN MID CAP GROWTH SERVICE SHARES
2004                                               10,449     0.495894     0.624083       5,573
2003                                               11,633     0.417464     0.525106       5,182
2002                                               14,136     0.314175     0.394977       4,720
2001                                               14,974     0.443288     0.557013       6,936
MFS MID CAP GROWTH SERVICE CLASS
2004                                                6,785     1.078574     1.079989       7,320
2003                                                5,149     0.956380     0.957150       4,925
2002                                                2,203     0.710023     1.003214       1,565
2001                                                  N/A          N/A          N/A         N/A
MFS NEW DISCOVERY SERVICE CLASS (d)
2004                                                2,599     1.029464     1.030872       2,676
2003                                                2,168     0.983045     0.983889       2,132
2002                                                  896     0.747204     0.974514         670
2001                                                  N/A          N/A          N/A         N/A

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                 INVESTMENT (1)    EXPENSE (2)    EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                    INCOME            RATIO          RATIO          RETURN          RETURN
                                                     RATIO           LOWEST         HIGHEST         LOWEST         HIGHEST
                                                 --------------    -----------    -----------    ------------    ------------
JANUS ASPEN GROWTH SERVICE SHARES
2004                                                        N/A%          1.35%          1.40%           2.74%           2.80%
2003                                                        N/A           1.35           1.40           29.65           29.72
2002                                                        N/A           1.35           1.40          -27.75          -27.71
2001                                                        N/A           1.35           1.40          -25.95          -25.91
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2004                                                       0.38           1.35           1.40           10.12           10.17
2003                                                       0.48           1.35           1.40           21.79           21.85
2002                                                       0.61           1.35           1.40          -22.87          -22.83
2001                                                       1.24           1.35           1.40          -14.79          -14.75
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES
2004                                                       0.85           1.35           1.40           17.03           17.09
2003                                                       0.96           1.35           1.40           32.65           32.72
2002                                                       0.65           1.35           1.40          -26.80          -26.76
2001                                                       0.79           1.35           1.40          -24.50          -24.46
JANUS ASPEN MID CAP GROWTH SERVICE SHARES
2004                                                        N/A           1.35           1.40           18.79           18.85
2003                                                        N/A           1.35           1.40           32.88           32.95
2002                                                        N/A           1.35           1.40          -29.13          -29.09
2001                                                        N/A           1.35           1.40          -40.44          -40.41
MFS MID CAP GROWTH SERVICE CLASS
2004                                                        N/A           1.35           1.40           12.78           12.83
2003                                                        N/A           1.35           1.40           34.70           34.76
2002                                                        N/A           1.35           1.75          -29.00            0.32(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
MFS NEW DISCOVERY SERVICE CLASS (d)
2004                                                        N/A           1.35           1.40            4.72            4.78
2003                                                        N/A           1.35           1.40           31.56           31.63
2002                                                        N/A           1.35           1.75          -25.28           -2.55(b)
2001                                                        N/A            N/A            N/A             N/A             N/A

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 AT DECEMBER 31
                                                                 --------------
                                                             UNIT (4)     UNIT (4)       NET
                                                   UNITS      VALUE        VALUE       ASSETS
                                                  (000S)      LOWEST      HIGHEST      (000S)
                                                 --------   ----------   ----------   ---------
MFS TOTAL RETURN SERVICE CLASS
2004                                               19,554   $ 1.259052   $ 1.150953   $  22,481
2003                                               15,754     1.154193     1.050818      16,545
2002                                               10,740     0.917926     1.012670       9,862
2001                                                  N/A          N/A          N/A         N/A
MFS UTILITIES SERVICE CLASS (d)
2004                                                4,523     1.432226     1.434262       6,478
2003                                                2,430     1.118673     1.119688       2,719
2002                                                1,061     0.836850     1.033965         888
2001                                                  N/A          N/A          N/A         N/A
OPPENHEIMER BALANCED SERVICE SHARES (a)(d)
2004                                                3,666     1.342513     1.195492       4,379
2003                                                2,241     1.244549     1.103761       2,473
2002                                                  771     0.897067     1.015912         693
2001                                                  N/A          N/A          N/A         N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2004                                                7,458     1.063591     1.065031       7,934
2003                                                5,754     1.011767     1.012615       5,823
2002                                                2,605     0.785168     1.012971       2,046
2001                                                  N/A          N/A          N/A         N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2004                                               13,922     1.580631     1.272770      17,700
2003                                                7,812     1.353290     1.085297       8,472
2002                                                4,010     0.769823     0.964130       3,088
2001                                                  N/A          N/A          N/A         N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2004                                               11,789     1.336499     1.240090      14,604
2003                                               12,360     1.251065     1.156119      14,282
2002                                                7,254     0.946384     1.028597       6,867
2001                                                  N/A          N/A          N/A         N/A

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                 INVESTMENT (1)    EXPENSE (2)    EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                    INCOME            RATIO          RATIO          RETURN          RETURN
                                                     RATIO           LOWEST         HIGHEST         LOWEST         HIGHEST
                                                 --------------    -----------    -----------    ------------    ------------
MFS TOTAL RETURN SERVICE CLASS
2004                                                       1.50%          1.35%          1.75%           9.09%           9.53%
2003                                                       1.53           1.35           1.75           13.98           14.44
2002                                                        N/A           1.35           1.75           -8.21            1.27(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
MFS UTILITIES SERVICE CLASS (d)
2004                                                       1.10           1.35           1.40           28.03           28.09
2003                                                       1.12           1.35           1.40           33.68           33.74
2002                                                        N/A           1.35           1.75          -16.32            3.40(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
OPPENHEIMER BALANCED SERVICE SHARES (a)(d)
2004                                                       0.86           1.35           1.75            7.87            8.31
2003                                                       1.57           1.35           1.75           22.51           23.00
2002                                                        N/A           1.35           1.75          -10.29            1.59(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2004                                                       0.23           1.35           1.40            5.12            5.18
2003                                                       0.26           1.35           1.40           28.86           28.92
2002                                                        N/A           1.35           1.75          -21.48            1.30(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2004                                                       1.12           1.35           1.75           16.80           17.27
2003                                                       0.48           1.35           1.75           40.36           40.93
2002                                                        N/A           1.35           1.75          -23.02           -3.59(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2004                                                       6.40           1.35           1.75            6.83            7.26
2003                                                       6.23           1.35           1.75           21.63           22.12
2002                                                        N/A           1.35           1.75           -5.36            2.86(b)
2001                                                        N/A            N/A            N/A             N/A             N/A

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 AT DECEMBER 31
                                                                 --------------
                                                             UNIT (4)     UNIT (4)       NET
                                                   UNITS      VALUE        VALUE       ASSETS
                                                  (000S)      LOWEST      HIGHEST      (000S)
                                                 --------   ----------   ----------   ---------
OPPENHEIMER MAIN STREET SERVICE SHARES (d)
2004                                                6,006   $ 1.291492   $ 1.081402   $   6,488
2003                                                5,369     1.204342     1.004340       5,390
2002                                                3,420     0.804930     0.969469       2,754
2001                                                  N/A          N/A          N/A         N/A
PIONEER FUND VCT CLASS II
2004                                               13,599     0.952682     0.954425      12,963
2003                                               12,511     0.871031     0.872189      10,902
2002                                               13,624     0.715665     0.716252       9,753
2001                                                4,388     0.898895     0.899174       3,945
PIONEER REAL ESTATE SHARES VCT CLASS II
2004                                               14,329     1.919024     1.922613      27,507
2003                                               14,093     1.437494     1.439462      20,264
2002                                               15,089     1.084264     1.085203      16,364
2001                                                3,702     1.075206     1.075594       3,980
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2004                                               20,575     0.447395     0.536238       9,513
2003                                               24,658     0.445190     0.533336      11,354
2002                                               20,401     0.307973     0.368765       6,517
2001                                               14,202     0.484421     0.579741       7,088
SCUDDER VIT EAFE EQUITY INDEX
2004                                                5,498     0.855530     0.906887       4,742
2003                                                5,198     0.728738     0.772090       3,820
2002                                                6,050     0.554217     0.586899       3,382
2001                                                2,499     0.716929     0.758821       1,799
SCUDDER VIT SMALL CAP INDEX
2004                                               12,526     1.299298     1.360804      16,450
2003                                               13,831     1.119031     1.171408      15,633
2002                                               10,857     0.775080     0.810943       8,482
2001                                                4,041     0.989836     1.035138       4,006

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                 INVESTMENT (1)    EXPENSE (2)    EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                    INCOME            RATIO          RATIO          RETURN          RETURN
                                                     RATIO           LOWEST         HIGHEST         LOWEST         HIGHEST
                                                 --------------    -----------    -----------    ------------    ------------
OPPENHEIMER MAIN STREET SERVICE SHARES (d)
2004                                                       0.71%          1.35%          1.75%           7.24%           7.67%
2003                                                       0.55           1.35           1.75           24.23           24.73
2002                                                        N/A           1.35           1.75          -19.51           -3.05(b)
2001                                                        N/A            N/A            N/A             N/A             N/A
PIONEER FUND VCT CLASS II
2004                                                       0.94           1.35           1.40            9.37            9.43
2003                                                       0.89           1.35           1.40           21.71           21.77
2002                                                       0.94           1.35           1.40          -20.38          -20.34
2001                                                       0.87           1.35           1.40          -10.11          -10.08
PIONEER REAL ESTATE SHARES VCT CLASS II
2004                                                       3.60           1.35           1.40           33.50           33.56
2003                                                       4.72           1.35           1.40           32.58           32.64
2002                                                       4.83           1.35           1.40            0.84            0.89
2001                                                       7.11           1.35           1.40            7.52            7.56
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2004                                                        N/A           1.35           1.40            0.50            0.54
2003                                                        N/A           1.35           1.40           44.55           44.63
2002                                                       0.11           1.35           1.40          -36.42          -36.39
2001                                                       0.11           1.35           1.40          -33.34          -33.31
SCUDDER VIT EAFE EQUITY INDEX
2004                                                       2.60           1.35           1.40           17.40           17.46
2003                                                       4.06           1.35           1.40           31.49           31.55
2002                                                       1.25           1.35           1.40          -22.70          -22.66
2001                                                        N/A           1.35           1.40          -25.74          -25.71
SCUDDER VIT SMALL CAP INDEX
2004                                                       0.52           1.35           1.40           16.11           16.17
2003                                                       0.96           1.35           1.40           44.38           44.45
2002                                                       0.81           1.35           1.40          -21.70          -21.66
2001                                                       2.23           1.35           1.40            0.64            0.69

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 AT DECEMBER 31
                                                                 --------------
                                                             UNIT (4)     UNIT (4)       NET
                                                   UNITS      VALUE        VALUE       ASSETS
                                                  (000S)      LOWEST      HIGHEST      (000S)
                                                 --------   ----------   ----------   ---------
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS
2004                                                8,487   $ 1.307461   $ 1.331529   $  11,137
2003                                                9,801     1.183894     1.205083      11,642
2002                                               10,983     0.937066     0.953358      10,327
2001                                                6,952     1.038791     1.056312       7,243
T. ROWE PRICE INTERNATIONAL STOCK
2004                                               63,572     1.327750     0.904880      77,565
2003                                               73,517     1.183578     0.806216      80,090
2002                                               88,355     0.626124     0.919656      75,151
2001                                               69,281     0.776785     1.141542      77,622

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                 INVESTMENT (1)    EXPENSE (2)    EXPENSE (2)    TOTAL (3)(4)    TOTAL (3)(4)
                                                    INCOME            RATIO          RATIO          RETURN          RETURN
                                                     RATIO           LOWEST         HIGHEST         LOWEST         HIGHEST
                                                 --------------    -----------    -----------    ------------    ------------
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS
2004                                                       1.59%          1.35%          1.40%          10.44%          10.49%
2003                                                       1.47           1.35           1.40           26.34           26.40
2002                                                       0.71           1.35           1.40           -9.79           -9.75
2001                                                       0.60           1.35           1.40           -6.19           -6.14
T. ROWE PRICE INTERNATIONAL STOCK
2004                                                       1.07           1.35           1.40           12.18           12.24
2003                                                       1.21           1.35           1.40           28.70           28.76
2002                                                       0.99           1.35           1.40          -19.44          -19.40
2001                                                       2.00           1.35           1.40          -23.30          -23.27

(a) Name changed. See Note 1.
(b) Start date 5/1/2002.
(c) Start date 5/1/2001.
(d) Closed to new money in one or more products. See Note 1.

(1) THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUB-ACCOUNT FROM THE UNDERLYING FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUB-ACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNTS INVEST.

(2) THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

(3) THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(4) BEGINNING IN 2003, THE HIGHEST UNIT VALUE AND TOTAL RETURN CORRESPOND WITH THE PRODUCT WITH THE LOWEST EXPENSE RATIO. THE LOWEST UNIT VALUE AND TOTAL RETURN CORRESPOND WITH THE PRODUCT WITH THE HIGHEST EXPENSE RATIO.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None
          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
          Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

              EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

              EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

              EXHIBIT 3  (a)  Underwriting and Administrative Services Agreement
                              was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                         (b) Bonus Product Commissions Schedule was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein. Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                         (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                         (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                         (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

              EXHIBIT 4 The following documents were previously filed on May 11, 1999 in Registrant's Initial Registration Statement, (File Nos. 333-78245, 811-6632) and are incorporated herein by reference:

                              (a)  Contract Form A3028-99;

                              (b)  Specification Pages Form A8028-99;

                              (c) Enhanced Death Benefit "EDB" Rider (Form 3263-99);

                              (d) Minimum Guaranteed Annuity Payout ("M-GAP") Rider (Form 3269-99);

                              (e) Trail Employee Program Endorsement (Form 3275-99);

                              (f) Trail Employee Program Endorsement (Form 3275-99); and

                              (g) Annuitization Withdrawal Endorsement (Form 3276-99);

                              (h) EER Rider (Form 3240-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is
                                   incorporated by reference herein.

                              (i) EDB Rider (Form 3241-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is
                                   incorporated by reference herein.

                              (j) Form of 15% Breakthrough EDB Rider (Form 3316-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is incorporated by reference herein.;

                              (k) Form of 10% Breakthrough EDB Rider (Form 3315-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is incorporated by reference herein.

                              (l) Form of Annual Step-Up With 5% Yield (Form 3312-02) (In Texas Form 3311-02) was
                                   previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is incorporated by reference herein.

                              (m) Form of 15% Breakthrough with 5% Yield EDB Rider (Form 3318-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is
                                   incorporated by reference herein.

                              (n) Form of 10% Breakthrough with 5% Yield EDB Rider (Form 3317-02); and Form of Annual Step-Up with 7% Yield EDB Rider (Form 3314-02) were previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and are incorporated by reference herein.

                              (o) 5% Discount Rider was previously filed in April 19, 2002 in Post-Effective Amendment No. 11 of Registrant's Registration Statement (Nos. 333-78245/811-06632), and are
                                   incorporated by reference herein.

                              (p) 7% EDB Rider (Form 3306-1) and 7% EDB Rider with Annual Step-up Rider (Form 3307-01) was previously filed in April 19, 2002 in Post-Effective Amendment No. 7 of Registrant's Registration Statement (Nos. 333-92115/811-6632), and are incorporated by reference herein.

              EXHIBIT 5 Application Form AS-563 was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

              EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective

                              Amendment No. 7 (File Nos.
                              33-47216, 811-6632) and are incorporated by reference herein.

              EXHIBIT 7  (a)  Variable Annuity GMDB Reinsurance Agreement
                              between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                              incorporated by reference herein.

                         (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                              incorporated by reference herein.

                         (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                         (d) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

              EXHIBIT 8  (a)  Fidelity Service Agreement was previously filed on
                              April 30, 1996 in Post-Effective No. 8 (File Nos. 33-47216, 811-6632 and is incorporated by reference herein.

                         (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632)
                              and is incorporated by reference herein.

                         (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                         (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632)
                              and is incorporated by reference herein.

                         (e) Service Agreement dated March 1, 2001 between Boston Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                         (f)  Directors' Power of Attorney is filed herewith.

              EXHIBIT 9       Opinion of Counsel is filed herewith.

              EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

              EXHIBIT 11      None.

              EXHIBIT 12      None.

              EXHIBIT 13 Schedule for Computation of Performance Calculations was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245,811-6632) and is incorporated by reference herein.

              EXHIBIT 14      Not Applicable.

              EXHIBIT 15 (a)  Form of Amendment to the Allmerica Investment
                              Trust Participation Agreement dated May 1, 2003 was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment dated March 15, 2001 was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                         (b) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                         (c) Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                         (d) Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is
                              incorporated by reference herein.

                         (e) Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                         (f) Amendment dated May 1, 2001 to the Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 19, 2002 in Post-Effective Amendment No. 28 of Registration Statement No. 33-47216/811-06293, and is incorporated by reference herein. Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                         (g) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                         (h) Amendment dated October 1, 2001 with Variable Insurance Products Fund III was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Participation Agreement with Variable Insurance Products III was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                         (i) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                              incorporated by reference herein.

                         (j)  Amendment dated October 31, 2001 to the
                              Participation Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                         (k) Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                         (l) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is
                              incorporated by reference herein.

                         (m) Eaton Vance Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Eaton Vance was previously filed on February 13, 2001 in Post-Effective Amendment No. 4 (File Nos. 333-782456/811-6632), and is incorporated by reference herein.

                         (n) Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                         (o) Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                         (p) Amendment dated May 1, 2001 to the Pioneer Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is
                              incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street Worcester,
     Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------

Warren E. Barnes                            Vice President of Allmerica Financial (since 1998); Vice  President of
     Vice President and                     First Allmerica (since 1996); Corporate Controller of Allmerica
     Corporate Controller                   Financial and First Allmerica (since 1998);  and Director of Allmerica
                                            Financial and First Allmerica (2004)

Charles F. Cronin                           Vice President and Corporate Group Counsel of Allmerica Financial and
     Vice President, Corporate Group        First Allmerica (since 2003); Secretary (since 2000); Assistant Vice
     Counsel and Secretary                  President (1999-2003); and Counsel of First Allmerica (1996-2003);
                                            and Attorney of Nutter, McClennen & Fish (1991-1996)

Frederick H. Eppinger, Jr.                  President and Chief Executive Officer of AFC (since 2003);
     Chairman of the Board                  Chairman of the Board of Allmerica Financial and First Allmerica
                                            (since 2003); Executive Vice President of  Property and Casualty Field
                                            and Service Operations for The Hartford (2001-2003); Senior Vice
                                            President of Strategic Marketing for ChannelPoint, Inc. (2000-2001);
                                            and Partner at McKinsey  & Company (1985-2000)

Bonnie K. Haase                             Director, Vice President and Chief Human Resources Officer of
     Director, Vice President, and          Allmerica Financial and First Allmerica (since 2004); Served in a
     Chief Human Resources Officer          variety of  human resources leadership roles at General Electric
                                            Company (1991-2004)

J. Kendall Huber                            Director of Allmerica Financial and First Allmerica (since 2000); Senior
     Director, Senior Vice President,       Vice President of Allmerica Financial and First Allmerica (since 2003);
     General Counsel and Assistant          Assistant Secretary of Allmerica Financial (since 2002) and First
     Secretary                              Allmerica (since 2000); General Counsel (since 2000); Vice President
                                            (2000-2003) of First Allmerica

John P. Kavanaugh                           Director and Chief Investment Officer of Allmerica Financial and First
     Director, Vice President and           Allmerica (since 1996); Vice President (since 1991) of First Allmerica;
     Chief Investment Officer               and President (since 1995) of Opus Investment Management, Inc.

Mark C. McGivney                            Vice President of Allmerica Financial (since 2002); Vice President of
     Vice President and                     First Allmerica (since 1997); Treasurer of Allmerica Financial and First
     Treasurer                              Allmerica (since 2000); Director of Allmerica Financial and First
                                            Allmerica (2004)

Edward J. Parry, III                        Vice Chair (since 2004); Assistant Treasurer of Allmerica Financial
     Director, Chief Financial              and First Allmerica (since 2000); Director of Allmerica Financial and
     Officer, Vice Chair                    and First Allmerica (since 1996); Chief Financial Officer (since 1996);
     Assistant Treasurer                    Senior Vice President of Allmerica Financial and First Allmerica
                                            (2003-2004); Vice President (1993-2003) and Treasurer (1993-2000)

Michael A. Reardon                          Director, President and Chief Executive Officer (since 2004); Vice
     Director, President and                President of Allmerica Financial and First Allmerica (2001-2004);
     Chief Executive Officer                Vice President of First Allmerica (1997-2004); and Vice President
                                            of Allmerica Financial (1999-2004)

Gregory D. Tranter                          Director, Vice President  and  Chief Information  Officer of Allmerica
    Director, Vice President and            Financial and First Allmerica (since 2000); Vice President of Travelers


NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
    Chief Information Officer               Property &  Casualty (1996-1998); Director of Geico Team (1983-1996)
                                            of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organization chart.

                                  -------------------------------------

                                     ALLMERICA FINANCIAL CORPORATION
             ---------------------                                     --------------------------
             |                                   Delaware                                       |
             |                                                           \                      |
             |                  / -------------------------------------    \                    |
             |                 /             |                 |             \                  |
    100%     |          100%  /       100%   |                 |   100%        \  100%          |   100%
    ------------------  ------------  ---------------  ----------------  -------------  ----------------
                                                          Allmerica
     Opus Investment     Financial       Allmerica      Financial Life    AFC Capital        First
     Management, Inc.    Profiles,     Funding Corp.    Insurance and       Trust I         Sterling
                            Inc.                           Annuity                          Limited
                                                           Company

      Massachusetts      California    Massachusetts    Massachusetts       Delaware        Bermuda
    ------------------  ------------  ---------------  ----------------  -------------  ----------------
       |                                                       |                                |
       |                                                       |                                |    100%
       |                                                       |                        -----------------
       |                                                       |                         First Sterling
       |                                                       |                          Reinsurance
       |                                                       |                            Company
       |                                                       |                            Limited
       |                                                       |
       |                                                       |                            Bermuda
       |                                                       |                        -----------------
       |                                                       |
       |         ----------------------------------------------------------------------------------------------------------
       |         |                |              |            |             |               |         |      |            |
       |         |     100%       |   100%       |  100%      | 100%        |   100%        |    100% |      | 100%       |   100%
       |  ----------------- -------------- ------------- ----------- --------------- ---------------- | ----------- --------------
       |                      Allmerica      Allmerica    Allmerica  First Allmerica    Allmerica     |  Allmerica    Allmerica
       |       VeraVest       Financial      Financial   Investments  Financial Life   Investments    |  Investment  Investments
       |  Investments, Inc.   Investment      Services    Insurance     Insurance       Insurance     |  Insurance    Insurance
       |                      Management     Insurance      Agency       Company          Agency      | Agency Inc. Agency Inc. of
       |                    Services, Inc.  Agency Inc.    Inc. of                   of Florida, Inc. | of Kentucky  Mississippi
       |                                                   Alabama                                    |
       |    Massachusetts   Massachusetts  Massachusetts   Alabama    Massachusetts      Florida      |   Kentucky   Mississippi
       |  ----------------- -------------- ------------- ----------- --------------- ---------------- | ----------- --------------
       |                                                                                              |
      --------------------------------------------                                                    |
                     |   100%       |  100%      |  100%                                              |100%
                ------------- -------------  -----------                                        -----------
                                Allmerica      Citizens                                          Allmerica
                 The Hanover    Financial     Insurance                                          Investment
                  Insurance     Insurance      Company                                           Insurance
                   Company    Brokers, Inc.  of Illinois                                        Agency Inc.
                                                                                                 of Georgia

                New Hampshire Massachusetts    Illinois            Federally Chartered            Georgia
                ------------- -------------  -----------           -------------------          -----------
                      |
                      |
         ------------------------------------------------------------------------------------------------------------------
         |         |        |       |        |       |       |               |              |              |              |
         |    100% |        |  100% |        |  100% |       |  100%         |  100%        |  100%        |  100%        |  100%
 ----------------- | -------------- | -------------- | -------------   -------------  -------------  -------------  -------------
                   |                |  The Hanover   | Hanover Texas                    Allmerica                    The Hanover
     Allmerica     | Allmerica Plus |    American    |   Insurance     Massachusetts    Financial        AMGRO,       New Jersey
 Financial Benefit |   Insurance    |   Insurance    |   Management    Bay Insurance     Alliance         Inc.        Insurance
     Insurance     |  Agency, Inc.  |    Company     | Company, Inc.      Company       Insurance                      Company
      Company      |                |                |                                   Company
                   |                |                |
      Michigan     | Massachusetts  | New Hampshire  |     Texas       New Hampshire  New Hampshire  Massachusetts  New Hampshire
 ----------------- | -------------- | -------------- | -------------   -------------  -------------  -------------  -------------
                   |                |                |                                               /           \
                   |   100%         | 100%           |     100%                           100%      /             \   100%
            ---------------     ----------       --------------                           -------------        -----------
                                 Citizens           Citizens
                Citizens        Insurance          Insurance                              Lloyds Credit           AMGRO
               Insurance        Company of       Company of the                            Corporation         Receivables
            Company of Ohio      America            Midwest                                                    Corporation

                  Ohio           Michigan           Indiana                               Massachusetts          Delaware
            ---------------     ----------       --------------                           -------------        -----------
                                    |
                                    | 100%                                                              ---------------
                                ----------                                                              Hanover Lloyd's
                                 Citizens                                                                  Insurance
                                Management                                                                  Company
                                   Inc.
                                                                                                             Texas
                                 Delaware                                                               ---------------
                                ----------
                                                                                                  Affiliated Lloyd's plan company,
                                                                                                  controlled by Underwriters for
                                                                                                  the benefit of The Hanover
                                                                                                  Insurance Company

                                                                                                         --------------

                                                                                                         AAM High Yield
                                                                                                          Fund, L.L.C.

                                                                                                         Massachusetts
                                                                                                         --------------

                                                                                                     Established for the benefit
                                                                                                     of First Allmerica, Allmerica
                                                                                                     Financial Life, Hanover and

                                                                                               ----------------  ----------------
                                                                                                  Allmerica         Allmerica
                                                                                               Securities Trust  Investment Trust

                                                                                                Massachusetts     Massachusetts
                                                                                               ----------------  ----------------

                                                                                                         ---------------
                                                                                                         Opus Investment
                                                                                                              Trust

                                                                                                          Massachusetts
                                                                                                         ---------------

January 1, 2005                                                                           Affiliated Investment Management Companies

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                      NAME                                   ADDRESS                         TYPE OF BUSINESS
                      ----                                   -------                         ----------------

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Limited               440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Investment corporation
                                                  Worcester MA 01653

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc.                         Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment  Trust
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653


Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

AMGRO Receivables Corporation                     100 North Parkway               Receivables Purchase Corporation
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH  43234

Citizens Management, Inc.                         440 Lincoln Street              Risk management services
(formerly known as Sterling Risk Management       Worcester MA 01653
Services, Inc.)

Financial Profiles, Inc.                          5421 Avenida Encinas            Software company
                                                  Suite A
                                                  Carlsbad CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company


First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

The Hanover American Insurance                    440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

The Hanover Insurance Company                     440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas TX  75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         100 North Parkway               Premium financing service
                                                  Worcester MA 01605              franchises

Massachusetts Bay Insurance Company               440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Opus Investment Management, Inc.                  440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Asset                Worcester MA 01653
Management, Inc.)

Opus Investment Trust                             440 Lincoln Street              Investment Trust
(formerly known as VeraVest Trust)                Worcester MA 01653

VeraVest Investments, Inc.                        440 Lincoln Street              Securities, retail broker-dealer
(formerly known as Allmerica                      Worcester MA 01653
Investments, Inc.)

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2005, there were 6,219 Contract Owners of qualified Contracts and 6,640 Contract Owners of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.      PRINCIPAL UNDERWRITERS

     (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is: 440 Lincoln Street Worcester, Massachusetts 01653

           NAME                                         POSITION OR OFFICE WITH UNDERWRITER
           ----                                         -----------------------------------

           Abigail M. Armstrong                         Vice President, Chief Legal Officer, Assistant Secretary,
                                                        Anti-Money Laundering Chairperson and Counsel

           Charles F. Cronin                            Vice President, Secretary/Clerk and Group Counsel

           Claudia J. Eckels                            Vice President

           J. Kendall Huber                             Director

           Kathleen M. Loftus                           Vice President

           Mark C. McGivney                             Director and Treasurer

           K. David Nunley                              Vice President

           Joseph M. Petty                              Vice President

           Michael A. Reardon                           Director, President and Chief Executive Officer

           Paula J. Testa                               Vice President and Chief Operating Officer

           Margot K. Wallin                             Vice President and Anti-Money Laundering Officer

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by VeraVest Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2004. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 15st day of February, 2005.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                          By: /s/ Sheila B. St. Hilaire
                              --------------------------------------
                              Sheila B. St. Hilaire, Vice President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                                          DATE
----------                                -----                                                          ----

FREDERICK H. EPPINGER JR.*                Chairman of the Board                                          April 1, 2005
---------------------------

/s/ Warren E. Barnes                      Vice President and Corporate Controller
------------------------------------
Warren E. Barnes

Bonnie K. Haase   *                       Director and Vice President
------------------------------------

J. Kendall Huber*                         Director, Senior Vice President, General Counsel and
---------------------------
                                          Assistant Secretary

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

Mark C. Mcgivney*                         Vice President and Treasurer
---------------------------

Edward J. Parry, III*                     Director, Chief Financial Officer, Vice Chair and Assistant
------------------------------------
                                          Treasurer

Michael A. Reardon*                       Director, President and Chief Executive Officer
------------------------------------

Gregory D. Tranter*                       Director, Vice President and Chief Information Officer
------------------------------------


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated February 1, 2005 duly executed by such persons.


/s/ Sheila B. St. Hilaire
--------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-78245)

                                  EXHIBIT TABLE

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Registered Public Accounting Firm